Schwab Strategic Trust
Schwab U.S. Broad Market ETF™

Portfolio Holdings as of May 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.7%
Adient plc	43,836	756,609
American Axle & Manufacturing Holdings, Inc. *	55,411	560,205
Aptiv plc	131,627	8,429,393
Autoliv, Inc.	44,361	2,731,307
BorgWarner, Inc.	104,319	3,701,238
Cooper Tire & Rubber Co.	26,028	717,852
Cooper-Standard Holding, Inc. *	8,833	341,484
Dana, Inc.	72,649	1,059,949
Delphi Technologies plc	43,914	670,128
Dorman Products, Inc. *	14,631	1,194,767
Ford Motor Co.	1,983,638	18,884,234
Fox Factory Holding Corp. *	19,217	1,287,923
Garrett Motion, Inc. *	36,576	562,539
General Motors Co.	662,827	22,098,652
Gentex Corp.	131,796	2,815,163
Gentherm, Inc. *	17,509	654,486
Harley-Davidson, Inc.	80,484	2,633,436
Horizon Global Corp. *(a)	28,002	113,688
LCI Industries	12,966	1,074,492
Lear Corp.	31,719	3,775,513
Modine Manufacturing Co. *	23,692	304,442
Motorcar Parts of America, Inc. *	8,213	145,452
Standard Motor Products, Inc.	10,524	446,007
Stoneridge, Inc. *	12,754	331,987
Superior Industries International, Inc.	11,620	42,878
Tenneco, Inc., Class A	25,940	257,844
Tesla, Inc. *(a)	69,587	12,884,623
The Goodyear Tire & Rubber Co.	118,265	1,585,934
Thor Industries, Inc.	26,576	1,372,385
Tower International, Inc.	10,190	177,612
Veoneer, Inc. *(a)	44,616	710,733
Visteon Corp. *	14,371	639,653
Winnebago Industries, Inc.	14,946	480,364
		93,442,972

Banks 5.7%
1st Source Corp.	8,676	379,662
Ameris Bancorp	21,114	745,113
Arrow Financial Corp.	7,959	256,041
Associated Banc-Corp.	83,202	1,648,232
Atlantic Union Bankshares Corp.	36,287	1,172,070
Axos Financial, Inc. *	26,304	718,362
Banc of California, Inc.	22,007	291,153
BancFirst Corp.	8,302	433,613
BancorpSouth Bank	45,947	1,244,245
Bank of America Corp.	4,557,508	121,229,713
Bank of Hawaii Corp.	20,626	1,560,563
Bank OZK	61,294	1,771,397
BankUnited, Inc.	50,204	1,630,626
Banner Corp.	15,955	805,089
BB&T Corp.	386,167	18,053,307
Security	Number of Shares	Value ($)
Berkshire Hills Bancorp, Inc.	20,853	608,699
BOK Financial Corp.	16,248	1,217,463
Boston Private Financial Holdings, Inc.	45,500	466,375
Bridge Bancorp, Inc.	9,039	251,555
Bridgewater Bancshares, Inc. *	5,857	64,310
Brookline Bancorp, Inc.	42,801	614,194
Bryn Mawr Bank Corp.	9,843	359,860
Byline Bancorp, Inc. *	7,458	139,166
Cadence BanCorp	62,347	1,153,420
Camden National Corp.	7,318	309,917
Capitol Federal Financial, Inc.	72,692	965,350
Carolina Financial Corp.	10,661	353,945
Cathay General Bancorp	39,048	1,313,575
CBTX, Inc.	9,495	258,739
CenterState Bank Corp.	52,221	1,143,118
Central Pacific Financial Corp.	14,763	410,264
Chemical Financial Corp.	36,933	1,398,283
CIT Group, Inc.	50,857	2,417,742
Citigroup, Inc.	1,192,166	74,093,117
Citizens Financial Group, Inc.	233,282	7,600,328
City Holding Co.	8,480	619,464
Columbia Banking System, Inc.	38,106	1,270,835
Columbia Financial, Inc. *	24,856	379,551
Comerica, Inc.	80,779	5,559,211
Commerce Bancshares, Inc.	49,557	2,841,103
Community Bank System, Inc.	25,672	1,586,786
Community Trust Bancorp, Inc.	8,606	340,712
ConnectOne Bancorp, Inc.	16,332	343,135
Cullen/Frost Bankers, Inc.	31,762	2,898,918
Customers Bancorp, Inc. *	14,588	287,675
CVB Financial Corp.	51,887	1,066,278
Dime Community Bancshares, Inc.	15,388	273,599
Eagle Bancorp, Inc.	16,220	860,958
East West Bancorp, Inc.	73,408	3,135,990
Enterprise Financial Services Corp.	11,702	458,601
Equity Bancshares, Inc., Class A *	7,884	196,154
Essent Group Ltd. *	48,820	2,292,099
F.N.B. Corp.	162,959	1,792,549
FB Financial Corp.	8,986	312,623
Federal Agricultural Mortgage Corp., Class A	993	61,993
Federal Agricultural Mortgage Corp., Class C	4,312	295,070
Fidelity Southern Corp.	12,248	345,026
Fifth Third Bancorp	388,995	10,308,367
Financial Institutions, Inc.	8,279	223,781
First Bancorp (North Carolina)	15,106	534,903
First BanCorp (Puerto Rico)	109,720	1,092,811
First Busey Corp.	22,230	549,303
First Citizens BancShares, Inc., Class A	4,396	1,846,760
First Commonwealth Financial Corp.	50,085	629,568
First Community Bankshares, Inc.	6,218	203,702
First Defiance Financial Corp.	10,346	280,377
First Financial Bancorp	51,077	1,140,039
First Financial Bankshares, Inc.	34,540	1,957,036
First Financial Corp.	4,925	186,313
First Foundation, Inc.	18,609	243,964

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
First Hawaiian, Inc.	44,755	1,113,952
First Horizon National Corp.	161,957	2,171,843
First Interstate BancSystem, Inc., Class A	18,633	687,744
First Merchants Corp.	28,490	947,293
First Midwest Bancorp, Inc.	52,892	1,030,865
First Republic Bank	83,400	8,091,468
Flagstar Bancorp, Inc.	13,833	435,463
Flushing Financial Corp.	15,967	335,786
Fulton Financial Corp.	86,382	1,361,380
German American Bancorp, Inc.	11,710	326,358
Glacier Bancorp, Inc.	42,742	1,684,462
Great Southern Bancorp, Inc.	6,296	347,665
Great Western Bancorp, Inc.	28,941	899,197
Hancock Whitney Corp.	43,574	1,654,941
Hanmi Financial Corp.	14,578	300,598
HarborOne Bancorp, Inc. *	18,034	323,530
Heartland Financial USA, Inc.	14,736	608,449
Heritage Commerce Corp.	22,304	265,641
Heritage Financial Corp.	17,165	482,337
Hilltop Holdings, Inc.	37,054	745,897
Home BancShares, Inc.	78,112	1,368,522
HomeStreet, Inc. *	13,944	396,707
HomeTrust Bancshares, Inc.	7,153	175,105
Hope Bancorp, Inc.	59,015	759,523
Horizon Bancorp, Inc.	20,221	313,628
Huntington Bancshares, Inc.	529,599	6,699,427
IBERIABANK Corp.	28,080	2,007,720
Independent Bank Corp.	17,378	1,205,164
Independent Bank Group, Inc.	18,111	935,252
International Bancshares Corp.	27,624	1,007,171
Investors Bancorp, Inc.	118,941	1,238,176
JPMorgan Chase & Co.	1,661,275	176,028,699
Kearny Financial Corp.	47,770	640,596
KeyCorp	511,350	8,166,259
Lakeland Bancorp, Inc.	24,702	380,658
Lakeland Financial Corp.	12,360	543,222
LegacyTexas Financial Group, Inc.	23,769	867,569
LendingTree, Inc. *	3,755	1,410,904
Live Oak Bancshares, Inc.	15,217	236,320
Luther Burbank Corp.	7,135	70,993
M&T Bank Corp.	70,169	11,198,972
Mercantile Bank Corp.	8,736	269,506
Merchants Bancorp	8,473	154,209
Meridian Bancorp, Inc.	27,729	478,880
Meta Financial Group, Inc.	15,066	394,277
MGIC Investment Corp. *	181,481	2,459,068
Midland States Bancorp, Inc.	10,442	255,829
Mr Cooper Group, Inc. *	14,772	111,824
National Bank Holdings Corp., Class A	13,144	461,223
NBT Bancorp, Inc.	22,250	799,888
New York Community Bancorp, Inc.	236,839	2,351,811
Nicolet Bankshares, Inc. *	3,934	230,100
NMI Holdings, Inc., Class A *	34,794	948,484
Northfield Bancorp, Inc.	25,731	386,222
Northwest Bancshares, Inc.	51,453	862,867
OceanFirst Financial Corp.	23,082	549,813
Ocwen Financial Corp. *	55,054	85,334
OFG Bancorp	21,371	401,347
Old National Bancorp	76,629	1,221,466
Opus Bank	9,863	197,950
Origin Bancorp, Inc.	3,236	107,953
Oritani Financial Corp.	18,578	297,248
Pacific Premier Bancorp, Inc.	24,063	680,983
PacWest Bancorp	61,432	2,232,439
Park National Corp.	6,985	660,013
Peapack Gladstone Financial Corp.	8,387	226,784
People's United Financial, Inc.	199,338	3,063,825
People's Utah Bancorp	8,962	250,936
Peoples Bancorp, Inc.	9,864	304,896
Security	Number of Shares	Value ($)
Peoples Financial Services Corp.	4,222	183,235
Pinnacle Financial Partners, Inc.	36,925	1,955,179
Popular, Inc.	50,740	2,649,135
Preferred Bank	7,182	314,356
Prosperity Bancshares, Inc.	33,403	2,164,848
Provident Financial Services, Inc.	31,163	742,926
QCR Holdings, Inc.	6,248	200,436
Radian Group, Inc.	108,809	2,442,762
Regions Financial Corp.	516,103	7,137,704
Renasant Corp.	24,297	821,239
Republic Bancorp, Inc., Class A	5,394	247,261
S&T Bancorp, Inc.	17,501	659,788
Sandy Spring Bancorp, Inc.	18,174	584,294
Seacoast Banking Corp. of Florida *	25,536	592,180
ServisFirst Bancshares, Inc.	24,172	757,550
Signature Bank	27,941	3,200,642
Simmons First National Corp., Class A	48,122	1,097,663
South State Corp.	18,034	1,188,260
Southside Bancshares, Inc.	16,206	527,829
Sterling Bancorp	107,042	2,066,981
Sterling Bancorp, Inc.	10,072	89,540
Stock Yards Bancorp, Inc.	11,311	376,996
SunTrust Banks, Inc.	224,801	13,490,308
SVB Financial Group *	26,722	5,381,811
Synovus Financial Corp.	80,551	2,574,410
TCF Financial Corp.	81,811	1,559,318
Texas Capital Bancshares, Inc. *	25,644	1,469,401
TFS Financial Corp.	26,293	451,451
The Bancorp, Inc. *	32,244	286,972
The First of Long Island Corp.	13,075	279,151
The PNC Financial Services Group, Inc.	229,457	29,200,698
Tompkins Financial Corp.	6,116	483,347
Towne Bank	33,397	846,948
TriCo Bancshares	14,373	536,113
TriState Capital Holdings, Inc. *	11,188	230,137
Triumph Bancorp, Inc. *	12,617	354,159
TrustCo Bank Corp.	51,106	377,162
Trustmark Corp.	31,928	1,014,353
U.S. Bancorp	762,774	38,291,255
UMB Financial Corp.	22,120	1,365,689
Umpqua Holdings Corp.	112,224	1,792,217
United Bankshares, Inc.	51,581	1,845,568
United Community Banks, Inc.	40,425	1,071,667
United Financial Bancorp, Inc.	25,732	335,545
Univest Financial Corp.	15,130	361,304
Valley National Bancorp	170,021	1,669,606
Veritex Holdings, Inc.	21,905	557,044
Walker & Dunlop, Inc.	14,125	710,064
Washington Federal, Inc.	41,066	1,296,454
Washington Trust Bancorp, Inc.	7,645	375,293
Waterstone Financial, Inc.	14,408	237,876
Webster Financial Corp.	46,897	2,076,599
Wells Fargo & Co.	2,076,381	92,129,025
WesBanco, Inc.	28,002	994,911
Westamerica Bancorp	13,682	819,415
Western Alliance Bancorp *	49,082	2,019,724
Wintrust Financial Corp.	28,595	1,937,025
WSFS Financial Corp.	27,594	1,095,206
Zions Bancorp NA	94,050	4,050,734
		796,973,255

Capital Goods 6.9%
3M Co.	291,915	46,633,421
A.O. Smith Corp.	72,294	2,927,907
AAON, Inc.	20,123	913,383
AAR Corp.	16,960	510,326
Actuant Corp., Class A	32,207	713,063
Acuity Brands, Inc.	20,471	2,531,649

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Advanced Drainage Systems, Inc.	22,210	636,983
AECOM *	80,245	2,559,815
Aegion Corp. *	14,850	213,840
Aerojet Rocketdyne Holdings, Inc. *	36,500	1,408,170
Aerovironment, Inc. *	10,548	682,983
AGCO Corp.	32,640	2,172,518
Air Lease Corp.	52,091	1,875,276
Aircastle Ltd.	27,013	524,592
Alamo Group, Inc.	4,657	442,089
Albany International Corp., Class A	14,905	1,044,393
Allegion plc	47,847	4,643,551
Allison Transmission Holdings, Inc.	60,723	2,513,325
Altra Industrial Motion Corp.	33,980	1,065,953
Ameresco, Inc., Class A *	10,935	158,558
American Woodmark Corp. *	7,750	561,798
AMETEK, Inc.	115,369	9,447,567
Apogee Enterprises, Inc.	13,131	475,999
Applied Industrial Technologies, Inc.	20,367	1,106,539
Arconic, Inc.	204,119	4,470,206
Arcosa, Inc.	24,494	830,102
Argan, Inc.	6,851	314,666
Armstrong Flooring, Inc. *	14,888	156,920
Armstrong World Industries, Inc.	25,191	2,234,442
Astec Industries, Inc.	11,222	330,263
Astronics Corp. *	11,889	483,526
Atkore International Group, Inc. *	23,464	548,823
Axon Enterprise, Inc. *	30,553	2,040,329
AZZ, Inc.	12,748	536,436
Babcock & Wilcox Enterprises, Inc. *	71,891	30,913
Barnes Group, Inc.	23,479	1,214,334
Beacon Roofing Supply, Inc. *	34,514	1,192,804
BMC Stock Holdings, Inc. *	33,148	663,954
Briggs & Stratton Corp.	21,441	201,545
Builders FirstSource, Inc. *	60,450	851,136
BWX Technologies, Inc.	49,768	2,316,203
CAI International, Inc. *	9,231	207,882
Carlisle Cos., Inc.	29,064	3,874,522
Caterpillar, Inc.	291,785	34,958,761
Chart Industries, Inc. *	16,286	1,247,996
CIRCOR International, Inc. *	9,944	420,233
Colfax Corp. *	48,567	1,219,032
Columbus McKinnon Corp.	11,017	399,476
Comfort Systems USA, Inc.	18,043	851,269
Continental Building Products, Inc. *	18,587	424,155
Cornerstone Building Brands, Inc. *	20,092	88,204
Crane Co.	25,440	1,945,142
CSW Industrials, Inc.	7,809	499,229
Cubic Corp.	14,117	796,481
Cummins, Inc.	73,352	11,058,548
Curtiss-Wright Corp.	21,495	2,396,478
Deere & Co.	161,532	22,641,940
Donaldson Co., Inc.	64,228	3,047,619
Douglas Dynamics, Inc.	12,253	454,586
Dover Corp.	73,429	6,565,287
DXP Enterprises, Inc. *	7,468	240,619
Dycom Industries, Inc. *	16,420	856,631
Eaton Corp. plc	214,958	16,012,221
EMCOR Group, Inc.	28,537	2,298,941
Emerson Electric Co.	312,023	18,796,266
Encore Wire Corp.	10,239	511,028
Energy Recovery, Inc. *	16,019	151,380
EnerSys	22,401	1,259,608
EnPro Industries, Inc.	10,488	581,979
ESCO Technologies, Inc.	13,243	925,553
Evoqua Water Technologies Corp. *	29,763	350,311
Fastenal Co.	291,372	8,913,069
Federal Signal Corp.	29,726	710,154
Flowserve Corp.	66,704	3,098,401
Fluor Corp.	71,005	1,968,259
Security	Number of Shares	Value ($)
Fortive Corp.	149,441	11,379,932
Fortune Brands Home & Security, Inc.	71,069	3,415,576
Foundation Building Materials, Inc. *	8,023	121,709
Franklin Electric Co., Inc.	19,549	856,833
Gardner Denver Holdings, Inc. *	64,284	2,183,727
Gates Industrial Corp. plc *	23,963	270,303
GATX Corp.	18,355	1,281,546
Generac Holdings, Inc. *	31,579	1,741,582
General Dynamics Corp.	137,011	22,034,109
General Electric Co.	4,412,398	41,653,037
Gibraltar Industries, Inc. *	16,109	575,091
Global Brass & Copper Holdings, Inc.	12,013	524,127
GMS, Inc. *	18,452	310,732
Graco, Inc.	83,495	3,942,634
GrafTech International Ltd.	31,415	311,323
Graham Corp.	5,381	109,826
Granite Construction, Inc.	23,497	944,344
Great Lakes Dredge & Dock Corp. *	32,323	343,917
Griffon Corp.	18,754	269,683
H&E Equipment Services, Inc.	17,446	424,112
Harris Corp.	59,960	11,223,912
Harsco Corp. *	41,660	1,041,500
HD Supply Holdings, Inc. *	90,179	3,741,527
HEICO Corp.	21,584	2,624,399
HEICO Corp., Class A	35,511	3,489,311
Herc Holdings, Inc. *	11,728	399,104
Hexcel Corp.	42,856	3,119,488
Hillenbrand, Inc.	30,959	1,152,604
Honeywell International, Inc.	369,604	60,729,633
Hubbell, Inc.	27,491	3,148,819
Huntington Ingalls Industries, Inc.	21,113	4,330,699
Hyster-Yale Materials Handling, Inc.	4,898	215,414
IDEX Corp.	38,645	5,901,478
Illinois Tool Works, Inc.	152,582	21,306,550
Ingersoll-Rand plc	122,295	14,472,390
Insteel Industries, Inc.	9,062	165,653
ITT, Inc.	44,317	2,553,546
Jacobs Engineering Group, Inc.	59,360	4,469,214
JELD-WEN Holding, Inc. *	33,376	630,473
John Bean Technologies Corp.	16,059	1,646,850
Johnson Controls International plc	462,520	17,816,270
Kadant, Inc.	5,944	482,534
Kaman Corp.	14,463	804,287
Kennametal, Inc.	41,864	1,287,318
Kratos Defense & Security Solutions, Inc. *	43,554	960,366
L.B. Foster Co., Class A *	5,737	138,663
L3 Technologies, Inc.	40,306	9,756,470
Lennox International, Inc.	18,181	4,801,784
Lincoln Electric Holdings, Inc.	32,401	2,460,532
Lindsay Corp.	5,844	463,897
Lockheed Martin Corp.	124,729	42,225,756
Lydall, Inc. *	7,791	140,861
Masco Corp.	149,687	5,227,070
Masonite International Corp. *	13,428	638,501
MasTec, Inc. *	31,607	1,469,409
Mercury Systems, Inc. *	27,618	1,899,014
Meritor, Inc. *	43,054	867,969
Milacron Holdings Corp. *	34,037	390,745
Moog, Inc., Class A	16,446	1,355,479
MRC Global, Inc. *	42,910	635,068
MSC Industrial Direct Co., Inc., Class A	22,675	1,602,215
Mueller Industries, Inc.	28,626	771,471
Mueller Water Products, Inc., Class A	78,358	724,028
MYR Group, Inc. *	7,744	250,054
National Presto Industries, Inc.	2,252	220,448
Navistar International Corp. *	33,182	1,032,292
NN, Inc.	23,784	184,326
Nordson Corp.	26,000	3,266,120

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Northrop Grumman Corp.	86,185	26,135,601
NOW, Inc. *	56,447	735,504
NV5 Global, Inc. *	4,645	361,149
nVent Electric plc	82,726	1,907,662
Omega Flex, Inc.	1,630	139,235
Oshkosh Corp.	35,204	2,506,173
Owens Corning	55,846	2,706,856
PACCAR, Inc.	175,758	11,568,392
Park-Ohio Holdings Corp.	4,917	153,509
Parker-Hannifin Corp.	65,578	9,988,841
Patrick Industries, Inc. *	11,925	486,421
Pentair plc	79,867	2,780,969
PGT Innovations, Inc. *	32,296	483,148
Plug Power, Inc. *(a)	131,805	337,421
Powell Industries, Inc.	5,740	197,571
Primoris Services Corp.	21,598	393,948
Proto Labs, Inc. *	13,741	1,378,909
Quanex Building Products Corp.	17,004	263,732
Quanta Services, Inc.	72,385	2,516,103
Raven Industries, Inc.	18,148	594,347
Raytheon Co.	142,732	24,906,734
RBC Bearings, Inc. *	12,720	1,810,056
Regal Beloit Corp.	21,734	1,580,062
Resideo Technologies, Inc. *	61,725	1,214,748
REV Group, Inc.	17,772	196,914
Rexnord Corp. *	53,177	1,399,087
Rockwell Automation, Inc.	60,715	9,037,428
Roper Technologies, Inc.	52,596	18,088,816
Rush Enterprises, Inc., Class A	13,791	486,409
Rush Enterprises, Inc., Class B	3,444	123,708
Sensata Technologies Holding plc *	83,403	3,560,474
Simpson Manufacturing Co., Inc.	20,670	1,257,563
SiteOne Landscape Supply, Inc. *	21,520	1,396,002
Snap-on, Inc.	28,180	4,393,826
Spirit AeroSystems Holdings, Inc., Class A	53,191	4,310,599
SPX Corp. *	21,954	652,912
SPX FLOW, Inc. *	21,885	781,294
Standex International Corp.	6,326	411,443
Stanley Black & Decker, Inc.	76,877	9,780,292
Sun Hydraulics Corp.	15,010	626,667
Sunrun, Inc. *	37,500	587,250
Systemax, Inc.	5,246	108,015
Teledyne Technologies, Inc. *	18,433	4,346,501
Tennant Co.	9,521	548,505
Terex Corp.	31,650	847,270
Textron, Inc.	119,301	5,404,335
The Boeing Co.	266,539	91,052,388
The Gorman-Rupp Co.	10,660	316,282
The Greenbrier Cos., Inc.	15,980	434,816
The KeyW Holding Corp. *	26,009	292,601
The Manitowoc Co., Inc. *	17,830	243,380
The Middleby Corp. *	28,170	3,675,340
The Timken Co.	35,069	1,543,387
The Toro Co.	53,816	3,506,651
Thermon Group Holdings, Inc. *	16,161	355,219
Titan International, Inc.	17,671	74,572
Titan Machinery, Inc. *	10,088	168,671
TPI Composites, Inc. *	8,719	181,791
TransDigm Group, Inc. *	24,686	10,885,292
Trex Co., Inc. *	29,683	1,775,637
TriMas Corp. *	22,276	638,207
Trinity Industries, Inc.	67,832	1,307,801
Triton International Ltd. *	29,509	871,991
Triumph Group, Inc.	26,282	509,608
Tutor Perini Corp. *	21,344	310,342
United Rentals, Inc. *	40,389	4,446,829
United Technologies Corp.	411,216	51,936,581
Univar, Inc. *	67,889	1,358,459
Security	Number of Shares	Value ($)
Universal Forest Products, Inc.	30,887	996,106
Valmont Industries, Inc.	11,170	1,263,439
Veritiv Corp. *	6,429	113,536
Vicor Corp. *	7,395	224,142
Vivint Solar, Inc. *	15,156	98,817
W.W. Grainger, Inc.	22,859	5,981,972
Wabash National Corp.	29,951	404,638
WABCO Holdings, Inc. *	25,849	3,383,893
Wabtec Corp.	80,456	5,018,845
Watsco, Inc.	16,296	2,564,827
Watts Water Technologies, Inc., Class A	14,091	1,146,866
Welbilt, Inc. *	65,102	1,004,524
Wesco Aircraft Holdings, Inc. *	36,810	361,474
WESCO International, Inc. *	24,474	1,146,117
WillScot Corp. *	19,228	261,116
Woodward, Inc.	28,316	3,084,179
Xylem, Inc.	91,099	6,761,368
		968,075,319

Commercial & Professional Services 1.1%
ABM Industries, Inc.	33,858	1,227,352
Acacia Research Corp. *	22,847	71,283
ACCO Brands Corp.	52,088	382,847
ADT, Inc. (a)	65,559	383,520
Advanced Disposal Services, Inc. *	35,475	1,140,166
ASGN, Inc. *	27,054	1,372,449
Barrett Business Services, Inc.	3,846	276,989
Brady Corp., Class A	25,274	1,170,186
BrightView Holdings, Inc. *	10,342	172,815
Casella Waste Systems, Inc., Class A *	21,191	820,516
CBIZ, Inc. *	28,627	566,815
Cintas Corp.	42,823	9,499,426
Clean Harbors, Inc. *	25,440	1,631,213
Copart, Inc. *	102,154	7,301,968
CoStar Group, Inc. *	18,499	9,427,830
Covanta Holding Corp.	60,216	1,015,242
Deluxe Corp.	22,054	820,409
Ennis, Inc.	13,650	252,798
Equifax, Inc.	61,315	7,412,983
Exponent, Inc.	26,115	1,463,746
Forrester Research, Inc.	4,749	216,222
Franklin Covey Co. *	7,668	238,475
FTI Consulting, Inc. *	18,880	1,584,410
GP Strategies Corp. *	9,004	122,815
Healthcare Services Group, Inc.	37,032	1,170,581
Heidrick & Struggles International, Inc.	9,139	277,460
Heritage-Crystal Clean, Inc. *	8,488	212,200
Herman Miller, Inc.	29,831	1,058,702
HNI Corp.	21,668	718,511
Huron Consulting Group, Inc. *	11,508	566,539
ICF International, Inc.	9,696	706,741
IHS Markit Ltd. *	184,475	10,587,020
InnerWorkings, Inc. *	21,790	73,868
Insperity, Inc.	18,913	2,154,191
Interface, Inc.	28,671	414,869
KAR Auction Services, Inc.	66,871	3,759,488
Kelly Services, Inc., Class A	15,823	371,840
Kforce, Inc.	10,881	378,115
Kimball International, Inc., Class B	19,062	294,317
Knoll, Inc.	25,640	503,570
Korn Ferry	29,074	1,252,508
LSC Communications, Inc.	17,051	82,697
ManpowerGroup, Inc.	30,587	2,615,800
Matthews International Corp., Class A	16,960	577,149
McGrath RentCorp	12,377	695,959
Mistras Group, Inc. *	9,699	134,040
Mobile Mini, Inc.	22,857	701,024
MSA Safety, Inc.	17,930	1,781,883

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Multi-Color Corp.	7,257	360,963
Navigant Consulting, Inc.	19,888	437,536
Nielsen Holdings plc	180,874	4,111,266
PICO Holdings, Inc. *	12,914	135,984
Pitney Bowes, Inc.	91,786	335,019
Quad/Graphics, Inc.	14,547	121,758
R.R. Donnelley & Sons Co.	31,467	69,857
Republic Services, Inc.	109,405	9,254,569
Resources Connection, Inc.	13,381	205,398
Robert Half International, Inc.	60,166	3,228,508
Rollins, Inc.	74,237	2,789,084
SP Plus Corp. *	10,685	331,556
Steelcase, Inc., Class A	42,790	686,352
Stericycle, Inc. *	43,845	2,033,531
Team, Inc. *	14,144	205,371
Tetra Tech, Inc.	28,381	1,916,285
The Brink's Co.	25,440	1,958,880
TransUnion	94,577	6,198,577
TriNet Group, Inc. *	21,560	1,366,473
TrueBlue, Inc. *	19,895	422,570
UniFirst Corp.	7,954	1,262,936
Upwork, Inc. *	29,883	447,647
US Ecology, Inc.	10,659	634,424
Verisk Analytics, Inc.	82,843	11,598,020
Viad Corp.	10,380	652,279
VSE Corp.	4,664	112,449
WageWorks, Inc. *	20,183	1,008,544
Waste Management, Inc.	197,493	21,595,860
		153,143,243

Consumer Durables & Apparel 1.3%
Acushnet Holdings Corp.	17,226	404,639
American Outdoor Brands Corp. *	28,433	238,553
Beazer Homes USA, Inc. *	18,560	168,525
Brunswick Corp.	44,588	1,849,510
Callaway Golf Co.	46,333	681,095
Capri Holdings Ltd. *	78,188	2,539,546
Carter's, Inc.	22,884	1,924,773
Cavco Industries, Inc. *	4,384	629,542
Century Communities, Inc. *	12,464	332,789
Columbia Sportswear Co.	15,088	1,414,953
Crocs, Inc. *	34,931	674,867
D.R. Horton, Inc.	172,389	7,371,354
Deckers Outdoor Corp. *	14,524	2,209,100
Ethan Allen Interiors, Inc.	12,663	268,709
Fossil Group, Inc. *	21,500	210,485
G-III Apparel Group Ltd. *	22,089	568,350
Garmin Ltd.	61,638	4,714,074
GoPro, Inc., Class A *	58,457	368,279
Hanesbrands, Inc.	183,347	2,722,703
Hasbro, Inc.	58,590	5,574,253
Helen of Troy Ltd. *	12,788	1,708,605
Installed Building Products, Inc. *	10,712	551,025
iRobot Corp. *	14,249	1,241,230
Johnson Outdoors, Inc., Class A	3,145	232,133
KB Home	44,310	1,113,510
Kontoor Brands, Inc. *	23,525	689,283
La-Z-Boy, Inc.	23,548	758,010
Legacy Housing Corp. *	4,967	64,174
Leggett & Platt, Inc.	66,089	2,346,820
Lennar Corp., B Shares	9,439	372,935
Lennar Corp., Class A	143,843	7,143,243
LGI Homes, Inc. *	9,359	638,284
Libbey, Inc. *	6,315	11,746
Lululemon Athletica, Inc. *	53,586	8,873,306
M.D.C Holdings, Inc.	25,582	804,042
M/I Homes, Inc. *	12,979	355,365
Malibu Boats, Inc., Class A *	11,021	395,654
Security	Number of Shares	Value ($)
Mattel, Inc. *	176,976	1,743,214
Meritage Homes Corp. *	18,099	906,760
Mohawk Industries, Inc. *	31,140	4,221,027
Movado Group, Inc.	8,853	228,053
Newell Brands, Inc.	197,970	2,656,757
NIKE, Inc., Class B	638,047	49,218,946
NVR, Inc. *	1,710	5,474,685
Oxford Industries, Inc.	8,482	604,258
Polaris Industries, Inc.	29,599	2,364,368
PulteGroup, Inc.	130,323	4,040,013
PVH Corp.	38,543	3,283,478
Ralph Lauren Corp.	26,928	2,830,941
Roku, Inc. *	41,370	3,739,848
Skechers U.S.A., Inc., Class A *	68,508	1,913,428
Skyline Champion Corp.	25,329	592,445
Sonos, Inc. *	9,580	97,237
Steven Madden Ltd.	40,528	1,226,377
Sturm Ruger & Co., Inc.	8,857	440,282
Tapestry, Inc.	147,068	4,200,262
Taylor Morrison Home Corp., Class A *	57,140	1,141,086
Tempur Sealy International, Inc. *	23,587	1,505,087
Toll Brothers, Inc.	67,712	2,354,346
TopBuild Corp. *	17,213	1,364,475
TRI Pointe Group, Inc. *	71,928	884,714
Tupperware Brands Corp.	24,789	461,571
Under Armour, Inc., Class A *	92,506	2,109,137
Under Armour, Inc., Class C *	100,934	2,041,895
Unifi, Inc. *	6,758	127,388
Universal Electronics, Inc. *	6,303	248,275
Vera Bradley, Inc. *	9,514	104,178
VF Corp.	164,700	13,485,636
Vista Outdoor, Inc. *	27,736	212,735
Whirlpool Corp.	32,322	3,713,151
William Lyon Homes, Class A *	17,958	332,941
Wolverine World Wide, Inc.	46,831	1,308,458
YETI Holdings, Inc. *	15,373	367,722
		183,710,638

Consumer Services 2.4%
Adtalem Global Education, Inc. *	29,730	1,306,931
American Public Education, Inc. *	9,124	255,290
Aramark	125,097	4,352,125
BBX Capital Corp.	37,099	151,735
Biglari Holdings, Inc., Class A *	30	14,685
BJ's Restaurants, Inc.	10,315	432,095
Bloomin' Brands, Inc.	46,073	889,670
Bluegreen Vacations Corp. (a)	6,038	47,217
Boyd Gaming Corp.	41,612	995,359
Bright Horizons Family Solutions, Inc. *	29,720	4,073,423
Brinker International, Inc.	19,141	719,127
Caesars Entertainment Corp. *	292,900	2,574,591
Career Education Corp. *	36,376	682,778
Carnival Corp.	203,360	10,409,998
Carriage Services, Inc.	9,189	167,424
Carrols Restaurant Group, Inc. *	21,178	180,437
Chegg, Inc. *	52,011	1,948,332
Chipotle Mexican Grill, Inc. *	12,312	8,125,551
Choice Hotels International, Inc.	17,201	1,415,470
Churchill Downs, Inc.	17,710	1,745,852
Chuy's Holdings, Inc. *	9,520	210,582
Cracker Barrel Old Country Store, Inc.	12,051	1,893,092
Darden Restaurants, Inc.	62,840	7,309,549
Dave & Buster's Entertainment, Inc.	19,168	953,416
Del Frisco's Restaurant Group, Inc. *	14,406	98,825
Denny's Corp. *	33,220	653,770
Dine Brands Global, Inc.	8,728	824,098
Domino's Pizza, Inc.	20,895	5,840,152
Drive Shack, Inc. *	38,182	173,728

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Dunkin' Brands Group, Inc.	41,782	3,101,060
El Pollo Loco Holdings, Inc. *	13,018	136,429
Eldorado Resorts, Inc. *	33,590	1,651,620
Empire Resorts, Inc. *	954	11,648
Everi Holdings, Inc. *	35,614	396,740
Extended Stay America, Inc.	96,641	1,656,427
Fiesta Restaurant Group, Inc. *	12,801	181,518
frontdoor, Inc. *	42,792	1,720,666
Golden Entertainment, Inc. *	9,525	122,872
Graham Holdings Co., Class B	2,213	1,506,035
Grand Canyon Education, Inc. *	24,527	2,939,806
H&R Block, Inc.	102,794	2,698,342
Hilton Grand Vacations, Inc. *	48,754	1,239,327
Hilton Worldwide Holdings, Inc.	148,686	13,298,476
Houghton Mifflin Harcourt Co. *	55,718	314,250
Hyatt Hotels Corp., Class A	19,766	1,427,896
International Speedway Corp., Class A	12,862	575,703
Jack in the Box, Inc.	12,786	1,063,795
K12, Inc. *	19,007	581,044
Las Vegas Sands Corp.	186,871	10,277,905
Laureate Education, Inc., Class A *	31,784	510,451
Lindblad Expeditions Holdings, Inc. *	15,400	251,328
Marriott International, Inc., Class A	143,124	17,867,600
Marriott Vacations Worldwide Corp.	19,787	1,778,851
McDonald's Corp.	388,190	76,966,431
MGM Resorts International	259,133	6,431,681
Monarch Casino & Resort, Inc. *	6,070	261,192
Noodles & Co. *	19,407	140,313
Norwegian Cruise Line Holdings Ltd. *	110,114	6,024,337
Papa John's International, Inc. (a)	11,944	578,926
Penn National Gaming, Inc. *	54,116	1,020,087
Planet Fitness, Inc., Class A *	42,314	3,235,752
Playa Hotels & Resorts N.V. *	26,196	210,878
PlayAGS, Inc. *	11,686	223,670
Potbelly Corp. *	12,046	60,591
Red Robin Gourmet Burgers, Inc. *	6,806	174,097
Red Rock Resorts, Inc., Class A	35,119	733,285
Regis Corp. *	13,687	255,126
Royal Caribbean Cruises Ltd.	87,045	10,598,599
Ruth's Hospitality Group, Inc.	13,423	306,984
Scientific Games Corp., Class A *	29,672	566,735
SeaWorld Entertainment, Inc. *	33,923	1,085,536
Service Corp. International	92,095	4,040,208
ServiceMaster Global Holdings, Inc. *	68,216	3,683,664
Shake Shack, Inc., Class A *	12,795	784,973
Six Flags Entertainment Corp.	36,227	1,788,165
Sotheby's *	16,065	541,551
Speedway Motorsports, Inc.	7,731	140,395
Starbucks Corp.	629,842	47,905,783
Strategic Education, Inc.	11,089	1,951,553
Texas Roadhouse, Inc.	33,544	1,719,465
The Cheesecake Factory, Inc.	21,642	936,016
The Habit Restaurants, Inc., Class A *	8,282	84,476
The Wendy's Co.	90,883	1,671,338
Vail Resorts, Inc.	20,480	4,405,453
Weight Watchers International, Inc. *	19,420	335,772
Wingstop, Inc.	14,764	1,176,396
Wyndham Destinations, Inc.	48,689	1,936,848
Wyndham Hotels & Resorts, Inc.	50,021	2,668,120
Wynn Resorts Ltd.	49,209	5,281,602
Yum! Brands, Inc.	154,863	15,850,228
Zovio, Inc. *	19,285	79,069
		329,610,386

Diversified Financials 5.1%
Affiliated Managers Group, Inc.	26,597	2,229,361
AG Mortgage Investment Trust, Inc.	18,116	279,349
AGNC Investment Corp.	270,230	4,431,772
Security	Number of Shares	Value ($)
Ally Financial, Inc.	204,525	5,904,637
American Express Co.	350,597	40,216,982
Ameriprise Financial, Inc.	68,746	9,502,760
Annaly Capital Management, Inc.	706,728	6,226,274
Anworth Mortgage Asset Corp.	51,837	196,462
Apollo Commercial Real Estate Finance, Inc.	68,900	1,266,382
Arbor Realty Trust, Inc. (a)	34,728	427,502
Ares Management Corp., Class A	34,624	889,491
Arlington Asset Investment Corp., Class A	20,880	139,687
ARMOUR Residential REIT, Inc.	30,656	533,414
Artisan Partners Asset Management, Inc., Class A	24,529	580,111
AXA Equitable Holdings, Inc.	126,764	2,605,000
Berkshire Hathaway, Inc., Class B *	986,314	194,718,110
BGC Partners, Inc., Class A	141,532	665,200
BlackRock, Inc.	61,749	25,660,414
Blackstone Mortgage Trust, Inc., Class A	62,443	2,201,740
Blucora, Inc. *	24,150	747,926
Cannae Holdings, Inc. *	35,322	898,238
Capital One Financial Corp.	237,515	20,395,413
Capstead Mortgage Corp.	44,347	350,785
Cboe Global Markets, Inc.	57,170	6,205,232
Chimera Investment Corp.	93,945	1,713,557
CME Group, Inc.	181,500	34,869,780
Cohen & Steers, Inc.	11,001	563,471
Colony Credit Real Estate, Inc.	43,819	666,487
Cowen, Inc., Class A *	13,770	208,616
Credit Acceptance Corp. *	6,081	2,775,308
Curo Group Holdings Corp. *	6,658	62,385
Diamond Hill Investment Group, Inc.	1,801	258,444
Discover Financial Services	166,764	12,432,256
Donnelley Financial Solutions, Inc. *	19,337	238,425
Dynex Capital, Inc.	36,180	198,990
E*TRADE Financial Corp.	124,984	5,599,283
Eaton Vance Corp.	59,373	2,269,236
Encore Capital Group, Inc. *	14,196	487,491
Enova International, Inc. *	15,726	335,750
Evercore, Inc., Class A	20,554	1,587,385
Exantas Capital Corp.	14,164	154,388
EZCORP, Inc., Class A *	30,585	268,536
FactSet Research Systems, Inc.	19,239	5,352,290
Federated Investors, Inc., Class B	48,767	1,488,857
FGL Holdings	87,659	696,889
FirstCash, Inc.	22,498	2,131,011
Focus Financial Partners, Inc., Class A *	11,250	315,563
Franklin Resources, Inc.	148,915	4,738,475
GAMCO Investors, Inc., Class A	3,329	56,759
Granite Point Mortgage Trust, Inc.	26,377	490,348
Green Dot Corp., Class A *	23,817	1,105,347
Greenhill & Co., Inc.	9,118	136,496
Hamilton Lane, Inc., Class A	9,045	444,652
Houlihan Lokey, Inc.	18,164	821,194
Interactive Brokers Group, Inc., Class A	38,259	1,943,557
Intercontinental Exchange, Inc.	288,435	23,712,241
INTL FCStone, Inc. *	8,672	301,439
Invesco Ltd.	201,929	3,945,693
Invesco Mortgage Capital, Inc.	65,590	1,009,430
Janus Henderson Group plc	83,648	1,699,727
Jefferies Financial Group, Inc.	133,905	2,366,101
KKR & Co., Inc., Class A	270,872	6,035,028
KKR Real Estate Finance Trust, Inc.	13,874	274,428
Ladder Capital Corp., Class A	43,316	688,724
Ladenburg Thalmann Financial Services, Inc.	73,271	234,467
Lazard Ltd., Class A	65,893	2,053,226
Legg Mason, Inc.	43,051	1,533,477
LendingClub Corp. *	217,119	651,357

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
LPL Financial Holdings, Inc.	43,129	3,459,808
MarketAxess Holdings, Inc.	19,115	5,692,829
MFA Financial, Inc.	224,651	1,581,543
Moelis & Co., Class A	23,237	738,472
Moody's Corp.	84,319	15,420,259
Morgan Stanley	659,144	26,820,569
Morningstar, Inc.	9,299	1,302,232
MSCI, Inc.	42,768	9,409,388
Nasdaq, Inc.	58,730	5,323,287
Navient Corp.	108,957	1,420,799
Nelnet, Inc., Class A	11,548	684,219
New Residential Investment Corp.	206,240	3,145,160
New York Mortgage Trust, Inc.	92,763	560,289
Northern Trust Corp.	110,793	9,475,017
On Deck Capital, Inc. *	25,527	102,619
OneMain Holdings, Inc.	37,189	1,110,835
PennyMac Mortgage Investment Trust	34,121	709,717
Piper Jaffray Cos.	7,380	522,652
PJT Partners, Inc., Class A	10,221	377,155
PRA Group, Inc. *	24,389	673,380
Pzena Investment Management, Inc., Class A	8,598	76,006
Raymond James Financial, Inc.	64,184	5,300,315
Redwood Trust, Inc.	51,075	813,625
S&P Global, Inc.	125,710	26,886,855
Safeguard Scientifics, Inc. *	8,837	106,132
Santander Consumer USA Holdings, Inc.	57,399	1,285,164
SEI Investments Co.	65,885	3,310,721
SLM Corp.	223,757	2,127,929
Starwood Property Trust, Inc.	138,265	3,048,743
State Street Corp.	192,151	10,616,343
Stifel Financial Corp.	36,318	1,947,734
Synchrony Financial	330,900	11,128,167
T. Rowe Price Group, Inc.	119,838	12,120,415
TD Ameritrade Holding Corp.	137,021	6,816,795
The Bank of New York Mellon Corp.	444,312	18,967,679
The Charles Schwab Corp. (b)	598,877	24,919,272
The Goldman Sachs Group, Inc.	173,633	31,686,286
TPG RE Finance Trust, Inc.	27,724	531,469
Two Harbors Investment Corp.	136,912	1,673,065
Virtu Financial, Inc., Class A	31,431	723,542
Virtus Investment Partners, Inc.	3,734	379,337
Voya Financial, Inc.	76,582	3,900,321
Waddell & Reed Financial, Inc., Class A	40,067	647,082
Western Asset Mortgage Capital Corp.	28,049	271,795
Westwood Holdings Group, Inc.	4,624	135,345
WisdomTree Investments, Inc.	59,302	356,405
World Acceptance Corp. *	3,111	411,554
		714,907,131

Energy 4.6%
Alta Mesa Resources, Inc., Class A *	30,331	4,395
Altus Midstream Co., Class A *	30,211	138,366
Anadarko Petroleum Corp.	252,929	17,798,614
Antero Resources Corp. *	109,109	716,846
Apache Corp.	190,052	4,954,656
Apergy Corp. *	39,960	1,239,160
Arch Coal, Inc., Class A	8,911	785,505
Archrock, Inc.	69,667	617,946
Baker Hughes a GE Co.	259,837	5,563,110
Berry Petroleum Corp.	9,181	98,696
Bonanza Creek Energy, Inc. *	9,500	185,535
C&J Energy Services, Inc. *	32,032	379,259
Cabot Oil & Gas Corp.	215,035	5,380,176
Cactus, Inc., Class A *	23,460	763,623
California Resources Corp. *	25,343	410,557
Callon Petroleum Co. *	120,061	750,381
Carrizo Oil & Gas, Inc. *	43,722	445,090
Security	Number of Shares	Value ($)
Centennial Resource Development, Inc., Class A *	95,787	756,717
Cheniere Energy, Inc. *	112,131	7,084,437
Chesapeake Energy Corp. *	529,237	1,016,135
Chevron Corp.	963,915	109,741,723
Cimarex Energy Co.	51,860	2,965,873
Clean Energy Fuels Corp. *	57,216	152,767
CNX Resources Corp. *	101,586	784,244
Concho Resources, Inc.	101,852	9,982,514
ConocoPhillips	575,114	33,908,721
CONSOL Energy, Inc. *	13,759	360,761
Contango Oil & Gas Co. *	19,605	41,955
Continental Resources, Inc. *	44,414	1,554,490
Contura Energy, Inc. *	2,184	114,988
Core Laboratories N.V.	22,161	1,055,750
Covia Holdings Corp. *	14,828	43,149
CVR Energy, Inc.	14,978	636,116
Delek US Holdings, Inc.	39,090	1,196,545
Denbury Resources, Inc. *	231,392	333,204
Devon Energy Corp.	210,504	5,296,281
Diamond Offshore Drilling, Inc. *(a)	33,875	266,596
Diamondback Energy, Inc.	78,469	7,694,670
Dril-Quip, Inc. *	18,432	760,320
Ensco Rowan plc, Class A	101,995	853,698
EOG Resources, Inc.	293,651	24,044,144
EQT Corp.	128,225	2,346,517
Equitrans Midstream Corp. *	101,887	2,023,476
Era Group, Inc. *	10,762	79,101
Evolution Petroleum Corp.	15,069	92,072
Exterran Corp. *	17,049	235,276
Extraction Oil & Gas, Inc. *	66,345	224,910
Exxon Mobil Corp.	2,149,178	152,097,327
Falcon Minerals Corp.	18,788	138,655
Forum Energy Technologies, Inc. *	34,976	133,608
Frank's International N.V. *	44,165	251,299
FTS International, Inc. *	19,344	118,966
Geospace Technologies Corp. *	6,336	79,263
Green Plains, Inc.	21,313	278,135
Gulfport Energy Corp. *	80,561	440,669
Halcon Resources Corp. *	70,368	15,045
Halliburton Co.	440,993	9,388,741
Helix Energy Solutions Group, Inc. *	72,964	493,237
Helmerich & Payne, Inc.	55,684	2,723,504
Hess Corp.	129,351	7,225,547
HighPoint Resources Corp. *	43,978	82,239
HollyFrontier Corp.	80,215	3,046,566
International Seaways, Inc. *	14,166	252,155
Isramco, Inc. *	674	80,017
Jagged Peak Energy, Inc. *	32,417	269,061
Keane Group, Inc. *	20,784	152,555
Kinder Morgan, Inc.	987,942	19,709,443
KLX Energy Services Holdings, Inc. *	12,341	243,118
Kosmos Energy Ltd.	116,805	719,519
Laredo Petroleum, Inc. *	83,266	219,822
Liberty Oilfield Services, Inc., Class A	19,460	248,115
Magnolia Oil & Gas Corp. *	44,469	490,493
Mammoth Energy Services, Inc.	7,502	78,771
Marathon Oil Corp.	415,764	5,467,297
Marathon Petroleum Corp.	341,010	15,683,050
Matador Resources Co. *	52,533	863,642
Matrix Service Co. *	14,940	270,414
McDermott International, Inc. *	87,705	529,738
Montage Resources Corp. *	3,056	23,867
Murphy Oil Corp.	83,465	2,074,105
Nabors Industries Ltd.	168,807	398,384
NACCO Industries, Inc., Class A	2,318	115,807
National Oilwell Varco, Inc.	194,209	4,049,258
Natural Gas Services Group, Inc. *	6,392	97,350
NCS Multistage Holdings, Inc. *	14,773	39,444

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Newpark Resources, Inc. *	44,839	313,425
Nine Energy Service, Inc. *	4,358	73,650
Noble Corp. plc *	119,557	231,941
Noble Energy, Inc.	246,042	5,265,299
Northern Oil & Gas, Inc. *	98,239	195,496
Oasis Petroleum, Inc. *	137,636	715,707
Occidental Petroleum Corp.	379,324	18,878,955
Oceaneering International, Inc. *	51,264	840,730
Oil States International, Inc. *	31,308	520,965
ONEOK, Inc.	208,890	13,289,582
Par Pacific Holdings, Inc. *	15,601	305,780
Parsley Energy, Inc., Class A *	133,511	2,380,501
Patterson-UTI Energy, Inc.	111,234	1,182,417
PBF Energy, Inc., Class A	61,493	1,623,415
PDC Energy, Inc. *	33,508	1,022,664
Peabody Energy Corp.	38,043	894,771
Penn Virginia Corp. *	6,722	205,021
Phillips 66	211,930	17,123,944
Pioneer Energy Services Corp. *	39,617	12,479
Pioneer Natural Resources Co.	85,291	12,107,910
ProPetro Holding Corp. *	38,572	749,068
QEP Resources, Inc. *	123,959	856,557
Range Resources Corp.	103,010	805,538
Renewable Energy Group, Inc. *	18,205	284,726
REX American Resources Corp. *	3,397	229,196
RigNet, Inc. *	6,470	53,960
Ring Energy, Inc. *	34,976	123,815
Roan Resources, Inc. *	17,172	35,889
RPC, Inc.	28,528	212,248
SandRidge Energy, Inc. *	15,069	103,825
Schlumberger Ltd.	701,944	24,350,437
SEACOR Holdings, Inc. *	8,538	355,266
SEACOR Marine Holdings, Inc. *	11,453	157,708
Select Energy Services, Inc., Class A *	29,991	320,904
SemGroup Corp., Class A	31,877	401,969
SM Energy Co.	50,919	592,188
Smart Sand, Inc. *(a)	14,703	48,961
Southwestern Energy Co. *	274,393	985,071
SRC Energy, Inc. *	128,594	609,536
Superior Energy Services, Inc. *	77,623	125,749
Talos Energy, Inc. *	12,812	299,032
Targa Resources Corp.	116,778	4,491,282
TechnipFMC plc	216,107	4,495,026
Tellurian, Inc. *(a)	49,892	383,669
TETRA Technologies, Inc. *	60,108	92,566
The Williams Cos., Inc.	614,737	16,216,762
Tidewater, Inc. *	15,372	327,577
Transocean Ltd. *	261,104	1,618,845
U.S. Well Services, Inc. *	13,771	98,394
Unit Corp. *	27,962	268,994
US Silica Holdings, Inc.	38,705	401,758
Valero Energy Corp.	211,644	14,899,738
W&T Offshore, Inc. *	47,303	198,673
Whiting Petroleum Corp. *	45,138	829,636
World Fuel Services Corp.	34,301	999,531
WPX Energy, Inc. *	201,809	2,171,465
		640,847,502

Food & Staples Retailing 1.3%
BJ's Wholesale Club Holdings, Inc. *	47,264	1,180,655
Casey's General Stores, Inc.	18,649	2,407,213
Costco Wholesale Corp.	223,458	53,536,068
Ingles Markets, Inc., Class A	6,758	201,456
Natural Grocers by Vitamin Cottage, Inc. *	3,751	38,523
Performance Food Group Co. *	53,484	2,104,595
PriceSmart, Inc.	11,454	556,664
Rite Aid Corp. *(a)	27,154	208,000
Security	Number of Shares	Value ($)
Smart & Final Stores, Inc. *	13,946	90,788
SpartanNash Co.	17,328	199,965
Sprouts Farmers Market, Inc. *	63,985	1,282,899
Sysco Corp.	239,722	16,497,668
The Andersons, Inc.	13,407	364,268
The Chefs' Warehouse, Inc. *	11,288	357,491
The Kroger Co.	404,996	9,237,959
United Natural Foods, Inc. *	28,809	292,411
US Foods Holding Corp. *	109,396	3,780,726
Village Super Market, Inc., Class A	4,838	128,110
Walgreens Boots Alliance, Inc.	406,247	20,044,227
Walmart, Inc.	722,322	73,272,344
Weis Markets, Inc.	8,530	322,434
		186,104,464

Food, Beverage & Tobacco 3.6%
Alico, Inc.	2,500	64,425
Altria Group, Inc.	950,287	46,621,080
Archer-Daniels-Midland Co.	284,425	10,899,166
B&G Foods, Inc. (a)	32,983	723,977
Brown-Forman Corp., Class A	31,686	1,559,268
Brown-Forman Corp., Class B	85,830	4,289,783
Bunge Ltd.	71,949	3,762,213
Cal-Maine Foods, Inc.	15,976	591,432
Calavo Growers, Inc.	7,563	661,384
Campbell Soup Co.	98,152	3,563,899
Coca-Cola Consolidated, Inc.	2,242	677,106
Conagra Brands, Inc.	246,859	6,608,415
Constellation Brands, Inc., Class A	84,550	14,918,848
Darling Ingredients, Inc. *	83,263	1,573,671
Farmer Brothers Co. *	4,324	79,216
Flowers Foods, Inc.	92,606	2,071,596
Fresh Del Monte Produce, Inc.	15,355	384,182
Freshpet, Inc. *	15,114	702,348
General Mills, Inc.	303,069	14,983,731
Hormel Foods Corp.	137,380	5,425,136
Hostess Brands, Inc. *	53,447	715,655
Ingredion, Inc.	33,539	2,554,330
J&J Snack Foods Corp.	7,413	1,192,381
John B Sanfilippo & Son, Inc.	4,370	334,961
Kellogg Co.	127,644	6,708,969
Keurig Dr Pepper, Inc.	92,164	2,598,103
Lamb Weston Holdings, Inc.	74,808	4,432,374
Lancaster Colony Corp.	9,670	1,390,836
Landec Corp. *	13,854	137,432
Limoneira Co.	8,575	162,496
McCormick & Co., Inc. Non-Voting Shares	62,217	9,708,341
MGP Ingredients, Inc.	6,362	383,056
Molson Coors Brewing Co., Class B	95,276	5,238,274
Mondelez International, Inc., Class A	732,012	37,222,810
Monster Beverage Corp. *	198,593	12,284,963
National Beverage Corp.	5,905	266,611
PepsiCo, Inc.	712,407	91,188,096
Philip Morris International, Inc.	788,773	60,838,062
Pilgrim's Pride Corp. *	25,405	649,606
Post Holdings, Inc. *	33,793	3,551,644
Primo Water Corp. *	19,781	228,273
Sanderson Farms, Inc.	9,910	1,354,796
Seaboard Corp.	143	586,300
Seneca Foods Corp., Class A *	5,138	126,909
Simply Good Foods Co. *	25,834	555,173
The Boston Beer Co., Inc., Class A *	4,494	1,412,464
The Coca-Cola Co.	1,950,753	95,840,495
The Hain Celestial Group, Inc. *	44,479	906,927
The Hershey Co.	70,290	9,275,468
The J.M. Smucker Co.	57,838	7,030,787
The Kraft Heinz Co.	316,758	8,758,359

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tootsie Roll Industries, Inc.	10,407	395,050
TreeHouse Foods, Inc. *	28,151	1,467,512
Tyson Foods, Inc., Class A	149,958	11,380,313
Universal Corp.	13,118	741,429
Vector Group Ltd.	55,571	497,360
		502,277,491

Health Care Equipment & Services 6.1%
Abbott Laboratories	890,337	67,781,356
ABIOMED, Inc. *	22,868	5,989,587
Acadia Healthcare Co., Inc. *	45,364	1,461,628
Accuray, Inc. *	50,827	188,568
Addus HomeCare Corp. *	5,730	391,817
Align Technology, Inc. *	37,002	10,521,519
Allscripts Healthcare Solutions, Inc. *	85,359	830,543
Amedisys, Inc. *	14,938	1,677,687
AmerisourceBergen Corp.	78,929	6,145,412
AMN Healthcare Services, Inc. *	24,025	1,163,771
AngioDynamics, Inc. *	18,120	340,475
Antares Pharma, Inc. *	84,864	236,771
Anthem, Inc.	130,299	36,220,516
AtriCure, Inc. *	18,224	533,963
Atrion Corp.	678	598,816
Avanos Medical, Inc. *	23,408	882,013
AxoGen, Inc. *	17,788	372,303
Axonics Modulation Technologies, Inc. *	3,943	129,567
Baxter International, Inc.	241,961	17,769,616
Becton Dickinson & Co.	136,400	31,841,216
BioScrip, Inc. *	69,488	143,840
BioTelemetry, Inc. *	17,362	830,945
Boston Scientific Corp. *	703,279	27,012,946
Brookdale Senior Living, Inc. *	92,253	570,124
Cantel Medical Corp.	18,288	1,257,117
Cardinal Health, Inc.	151,739	6,383,660
Cardiovascular Systems, Inc. *	18,113	705,501
Castlight Health, Inc., Class B *	29,872	97,681
Centene Corp. *	210,001	12,127,558
Cerner Corp. *	164,690	11,523,359
Cerus Corp. *	71,249	334,158
Chemed Corp.	8,033	2,634,342
Cigna Corp. *	192,291	28,462,914
Community Health Systems, Inc. *	57,498	152,945
Computer Programs & Systems, Inc.	6,850	176,799
CONMED Corp.	12,757	1,026,683
CorVel Corp. *	4,938	365,313
Covetrus, Inc. *	47,922	1,181,757
CryoLife, Inc. *	18,516	532,335
CVS Health Corp.	656,465	34,379,072
Danaher Corp.	318,635	42,063,006
DaVita, Inc. *	63,968	2,777,491
DENTSPLY SIRONA, Inc.	118,669	6,392,699
DexCom, Inc. *	45,648	5,537,102
Diplomat Pharmacy, Inc. *	27,627	127,637
Edwards Lifesciences Corp. *	105,114	17,942,960
Encompass Health Corp.	50,354	2,966,858
Endologix, Inc. *	4,304	30,300
Enzo Biochem, Inc. *	20,092	64,696
Evolent Health, Inc., Class A *	38,080	405,171
GenMark Diagnostics, Inc. *	27,152	181,647
Glaukos Corp. *	17,241	1,111,700
Globus Medical, Inc., Class A *	39,062	1,535,137
Guardant Health, Inc. *	6,180	475,118
Haemonetics Corp. *	25,852	2,507,385
Hanger, Inc. *	17,984	335,581
HCA Healthcare, Inc.	135,536	16,394,435
HealthEquity, Inc. *	27,398	1,790,733
HealthStream, Inc. *	13,690	342,250
Henry Schein, Inc. *	77,404	4,989,462
Security	Number of Shares	Value ($)
Heska Corp. *	3,268	229,087
Hill-Rom Holdings, Inc.	33,899	3,259,389
HMS Holdings Corp. *	43,128	1,312,385
Hologic, Inc. *	135,990	5,984,920
Humana, Inc.	68,820	16,851,265
ICU Medical, Inc. *	8,460	1,800,288
IDEXX Laboratories, Inc. *	43,755	10,928,686
Inogen, Inc. *	8,848	570,431
Inovalon Holdings, Inc., Class A *	36,085	497,612
Inspire Medical Systems, Inc. *	5,994	338,481
Insulet Corp. *	29,956	3,288,869
Integer Holdings Corp. *	14,928	1,046,453
Integra LifeSciences Holdings Corp. *	36,578	1,704,535
Intuitive Surgical, Inc. *	57,907	26,918,069
Invacare Corp.	15,474	91,761
iRhythm Technologies, Inc. *	11,254	770,449
Laboratory Corp. of America Holdings *	50,168	8,157,818
Lantheus Holdings, Inc. *	18,425	442,016
LeMaitre Vascular, Inc.	7,389	190,710
LHC Group, Inc. *	14,624	1,656,607
LivaNova plc *	24,970	1,795,343
Magellan Health, Inc. *	12,324	813,754
Masimo Corp. *	24,477	3,200,123
McKesson Corp.	97,505	11,909,261
Medidata Solutions, Inc. *	31,669	2,886,629
MEDNAX, Inc. *	45,898	1,131,845
Medtronic plc	680,504	63,001,060
Meridian Bioscience, Inc.	23,471	265,222
Merit Medical Systems, Inc. *	27,673	1,428,757
Mesa Laboratories, Inc.	1,765	440,685
Molina Healthcare, Inc. *	31,490	4,479,767
National HealthCare Corp.	5,176	402,020
National Research Corp.	6,138	312,977
Natus Medical, Inc. *	18,120	451,188
Neogen Corp. *	26,022	1,466,340
Nevro Corp. *	15,912	940,558
NextGen Healthcare, Inc. *	26,237	505,062
NuVasive, Inc. *	26,646	1,544,402
Omnicell, Inc. *	20,662	1,641,596
OraSure Technologies, Inc. *	31,835	264,230
Orthofix Medical, Inc. *	9,213	454,477
Owens & Minor, Inc.	34,745	93,464
Patterson Cos., Inc.	41,201	866,045
Penumbra, Inc. *	15,555	2,219,698
Premier, Inc., Class A *	27,940	1,026,795
Quest Diagnostics, Inc.	68,123	6,533,677
Quidel Corp. *	17,759	982,073
R1 RCM, Inc. *	47,922	562,604
RadNet, Inc. *	19,701	237,988
ResMed, Inc.	72,776	8,305,197
SeaSpine Holdings Corp. *	9,401	128,136
Select Medical Holdings Corp. *	55,695	782,515
Senseonics Holdings, Inc. *(a)	44,180	87,476
SI-BONE, Inc. *	3,754	63,030
STAAR Surgical Co. *	13,605	315,228
STERIS plc *	43,036	5,753,052
Stryker Corp.	156,853	28,741,744
Surgery Partners, Inc. *	8,546	73,239
Surmodics, Inc. *	6,346	257,394
Tabula Rasa HealthCare, Inc. *	8,741	394,831
Tactile Systems Technology, Inc. *	8,323	399,754
Tandem Diabetes Care, Inc. *	28,911	1,982,138
Teladoc Health, Inc. *	35,722	2,076,163
Teleflex, Inc.	23,353	6,732,670
Tenet Healthcare Corp. *	41,806	834,448
The Cooper Cos., Inc.	25,023	7,451,599
The Ensign Group, Inc.	25,269	1,345,827
The Providence Service Corp. *	5,972	386,269
Tivity Health, Inc. *	23,564	431,221

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
TransEnterix, Inc. *	98,011	131,335
Triple-S Management Corp., Class B *	10,385	254,432
UnitedHealth Group, Inc.	486,787	117,705,097
Universal Health Services, Inc., Class B	42,474	5,077,767
US Physical Therapy, Inc.	6,299	703,661
Varex Imaging Corp. *	19,619	523,435
Varian Medical Systems, Inc. *	46,037	5,812,632
Veeva Systems, Inc., Class A *	63,470	9,792,786
ViewRay, Inc. *	28,074	235,822
Vocera Communications, Inc. *	16,105	521,158
WellCare Health Plans, Inc. *	25,418	7,020,197
West Pharmaceutical Services, Inc.	37,771	4,328,557
Wright Medical Group N.V. *	59,806	1,837,240
Zimmer Biomet Holdings, Inc.	103,796	11,825,478
		853,156,560

Household & Personal Products 1.7%
Avon Products, Inc. *	225,879	849,305
Central Garden & Pet Co. *	7,908	222,610
Central Garden & Pet Co., Class A *	19,820	506,797
Church & Dwight Co., Inc.	124,824	9,288,154
Colgate-Palmolive Co.	436,602	30,396,231
Coty, Inc., Class A	154,055	1,901,039
Edgewell Personal Care Co. *	28,180	804,257
elf Beauty, Inc. *	10,093	102,848
Energizer Holdings, Inc.	32,787	1,341,644
Herbalife Nutrition Ltd. *	52,485	2,192,823
Inter Parfums, Inc.	8,869	574,534
Kimberly-Clark Corp.	174,968	22,376,658
Medifast, Inc.	6,048	779,890
Natural Health Trends Corp.	3,085	31,405
Nu Skin Enterprises, Inc., Class A	28,589	1,334,820
Revlon, Inc., Class A *(a)	3,422	72,478
Spectrum Brands Holdings, Inc.	23,041	1,213,569
The Clorox Co.	65,042	9,678,900
The Estee Lauder Cos., Inc., Class A	110,725	17,830,047
The Procter & Gamble Co.	1,269,151	130,608,329
USANA Health Sciences, Inc. *	6,909	489,019
WD-40 Co.	7,138	1,115,884
		233,711,241

Insurance 2.8%
Aflac, Inc.	379,474	19,467,016
Alleghany Corp. *	7,317	4,853,366
Ambac Financial Group, Inc. *	21,497	326,754
American Equity Investment Life Holding Co.	44,847	1,269,619
American Financial Group, Inc.	35,597	3,495,625
American International Group, Inc.	441,596	22,552,308
American National Insurance Co.	4,367	495,087
AMERISAFE, Inc.	9,571	570,144
Aon plc	121,678	21,910,557
Arch Capital Group Ltd. *	203,078	6,991,976
Argo Group International Holdings Ltd.	17,221	1,213,908
Arthur J. Gallagher & Co.	93,034	7,833,463
Assurant, Inc.	31,228	3,121,551
Assured Guaranty Ltd.	54,128	2,212,211
Athene Holding Ltd., Class A *	64,224	2,610,706
Axis Capital Holdings Ltd.	42,152	2,511,416
Brighthouse Financial, Inc. *	59,631	2,116,304
Brown & Brown, Inc.	117,151	3,698,457
Chubb Ltd.	232,482	33,958,646
Cincinnati Financial Corp.	76,820	7,546,797
Citizens, Inc. *(a)	22,575	144,706
CNA Financial Corp.	13,671	614,648
CNO Financial Group, Inc.	82,643	1,298,322
Crawford & Co., Class A	7,037	57,563
Security	Number of Shares	Value ($)
Crawford & Co., Class B	7,104	59,105
Donegal Group, Inc., Class A	4,606	66,557
eHealth, Inc. *	9,611	678,152
EMC Insurance Group, Inc.	5,171	186,570
Employers Holdings, Inc.	16,960	704,518
Enstar Group Ltd. *	7,617	1,252,235
Erie Indemnity Co., Class A	10,048	2,136,908
Everest Re Group Ltd.	20,642	5,112,198
FBL Financial Group, Inc., Class A	4,998	307,677
Fidelity National Financial, Inc.	140,577	5,419,243
First American Financial Corp.	56,773	2,932,325
Genworth Financial, Inc., Class A *	250,524	729,025
Global Indemnity Ltd.	3,150	93,555
Greenlight Capital Re Ltd., Class A *	15,744	159,802
Health Insurance Innovations, Inc., Class A *(a)	7,024	181,149
Horace Mann Educators Corp.	21,626	876,069
James River Group Holdings Ltd.	14,518	647,503
Kemper Corp.	30,501	2,531,278
Kinsale Capital Group, Inc.	9,927	831,783
Lincoln National Corp.	103,566	6,156,999
Loews Corp.	139,594	7,169,548
Maiden Holdings Ltd.	37,600	20,308
Markel Corp. *	7,041	7,455,504
Marsh & McLennan Cos., Inc.	256,165	24,489,374
MBIA, Inc. *	48,067	426,354
Mercury General Corp.	13,899	801,277
MetLife, Inc.	485,619	22,440,454
National General Holdings Corp.	31,757	721,519
National Western Life Group, Inc., Class A	1,265	337,300
NI Holdings, Inc. *	3,867	65,507
Old Republic International Corp.	145,242	3,202,586
Primerica, Inc.	21,777	2,501,306
Principal Financial Group, Inc.	131,482	6,780,527
ProAssurance Corp.	28,128	1,055,363
Prudential Financial, Inc.	206,790	19,103,260
Reinsurance Group of America, Inc.	31,671	4,689,208
RenaissanceRe Holdings Ltd.	21,391	3,731,446
RLI Corp.	19,612	1,684,279
Safety Insurance Group, Inc.	7,479	681,561
Selective Insurance Group, Inc.	29,840	2,138,036
State Auto Financial Corp.	8,872	303,334
Stewart Information Services Corp.	12,419	510,793
The Allstate Corp.	167,771	16,023,808
The Hanover Insurance Group, Inc.	20,586	2,514,786
The Hartford Financial Services Group, Inc.	182,106	9,589,702
The Progressive Corp.	296,166	23,480,040
The Travelers Cos., Inc.	133,365	19,413,943
Third Point Reinsurance Ltd. *	41,566	422,311
Torchmark Corp.	51,299	4,386,577
Trupanion, Inc. *(a)	13,138	385,338
United Fire Group, Inc.	11,342	532,393
United Insurance Holdings Corp.	11,744	158,309
Universal Insurance Holdings, Inc.	16,045	465,947
Unum Group	108,948	3,430,772
W.R. Berkley Corp.	73,188	4,552,294
White Mountains Insurance Group Ltd.	1,615	1,582,054
Willis Towers Watson plc	65,611	11,514,730
		390,695,649

Materials 2.9%
AdvanSix, Inc. *	14,027	341,978
Air Products & Chemicals, Inc.	111,428	22,685,627
AK Steel Holding Corp. *	153,188	263,483
Albemarle Corp.	53,783	3,404,464
Alcoa Corp. *	95,703	2,027,947

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Allegheny Technologies, Inc. *	62,684	1,342,064
American Vanguard Corp.	12,919	171,564
AptarGroup, Inc.	31,750	3,596,323
Ashland Global Holdings, Inc.	31,305	2,343,805
Avery Dennison Corp.	42,474	4,419,844
Axalta Coating Systems Ltd. *	105,538	2,481,198
Balchem Corp.	16,189	1,468,180
Ball Corp.	169,355	10,396,703
Bemis Co., Inc.	45,863	2,676,106
Berry Global Group, Inc. *	65,409	3,075,531
Boise Cascade Co.	20,265	449,883
Cabot Corp.	29,680	1,185,419
Carpenter Technology Corp.	24,012	973,927
Celanese Corp., Series A	65,059	6,176,051
Century Aluminum Co. *	24,331	136,010
CF Industries Holdings, Inc.	113,259	4,557,542
Chase Corp.	3,363	341,983
Clearwater Paper Corp. *	8,766	141,220
Cleveland-Cliffs, Inc.	148,267	1,289,923
Coeur Mining, Inc. *	98,718	280,359
Commercial Metals Co.	60,182	803,430
Compass Minerals International, Inc.	16,960	865,130
Crown Holdings, Inc. *	68,134	3,776,668
Domtar Corp.	31,938	1,342,993
Dow, Inc. *	381,288	17,829,027
DowDuPont, Inc.	1,143,461	34,898,430
Eagle Materials, Inc.	23,383	2,012,341
Eastman Chemical Co.	71,002	4,609,450
Ecolab, Inc.	128,361	23,629,977
Element Solutions, Inc. *	119,558	1,131,019
Ferro Corp. *	42,714	578,348
FMC Corp.	68,337	5,019,353
Forterra, Inc. *	15,778	75,419
Freeport-McMoRan, Inc.	735,755	7,144,181
FutureFuel Corp.	14,001	145,330
GCP Applied Technologies, Inc. *	37,024	968,548
Graphic Packaging Holding Co.	152,759	1,985,867
Greif, Inc., Class A	10,575	374,778
Greif, Inc., Class B	5,323	234,478
H.B. Fuller Co.	25,922	1,022,104
Hawkins, Inc.	5,042	179,294
Haynes International, Inc.	6,634	193,248
Hecla Mining Co.	258,842	339,083
Huntsman Corp.	106,681	1,853,049
Ingevity Corp. *	21,233	1,862,134
Innophos Holdings, Inc.	10,352	275,260
Innospec, Inc.	11,976	966,583
International Flavors & Fragrances, Inc.	51,676	6,997,964
International Paper Co.	203,722	8,448,351
Kaiser Aluminum Corp.	8,480	755,738
Koppers Holdings, Inc. *	11,568	308,403
Kraton Corp. *	15,518	379,725
Kronos Worldwide, Inc.	9,312	117,424
Linde plc	279,127	50,396,380
Livent Corp. *	73,595	465,120
Loop Industries, Inc. *(a)	8,150	68,868
Louisiana-Pacific Corp.	62,492	1,426,067
LyondellBasell Industries N.V., Class A	154,421	11,465,759
Martin Marietta Materials, Inc.	31,713	6,675,587
Materion Corp.	9,717	587,393
McEwen Mining, Inc. (a)	138,792	187,369
Mercer International, Inc.	21,114	302,564
Minerals Technologies, Inc.	18,157	943,801
Myers Industries, Inc.	19,239	325,524
Neenah, Inc.	8,371	478,486
NewMarket Corp.	4,366	1,689,642
Newmont Goldcorp Corp.	413,995	13,699,095
Nucor Corp.	154,864	7,433,472
Olin Corp.	82,873	1,625,140
Security	Number of Shares	Value ($)
OMNOVA Solutions, Inc. *	26,284	149,030
Owens-Illinois, Inc.	78,846	1,261,536
P.H. Glatfelter Co.	22,911	334,042
Packaging Corp. of America	47,640	4,243,771
PolyOne Corp.	39,844	1,001,280
PPG Industries, Inc.	119,807	12,537,803
PQ Group Holdings, Inc. *	18,054	273,518
Quaker Chemical Corp.	6,876	1,243,593
Rayonier Advanced Materials, Inc.	25,632	167,377
Reliance Steel & Aluminum Co.	33,931	2,825,434
Resolute Forest Products, Inc.	45,196	290,610
Royal Gold, Inc.	33,342	2,933,763
RPM International, Inc.	66,153	3,540,509
Schnitzer Steel Industries, Inc., Class A	12,139	256,254
Schweitzer-Mauduit International, Inc.	15,113	472,886
Sealed Air Corp.	79,304	3,322,838
Sensient Technologies Corp.	21,367	1,446,546
Silgan Holdings, Inc.	39,358	1,140,988
Sonoco Products Co.	50,430	3,118,087
Steel Dynamics, Inc.	116,452	2,928,768
Stepan Co.	10,323	876,010
Summit Materials, Inc., Class A *	57,326	801,417
SunCoke Energy, Inc. *	31,619	232,083
The Chemours Co.	84,852	1,789,529
The Mosaic Co.	180,101	3,866,768
The Scotts Miracle-Gro Co.	20,029	1,793,196
The Sherwin-Williams Co.	41,365	17,350,549
TimkenSteel Corp. *	21,281	151,308
Tredegar Corp.	13,332	207,846
Trinseo S.A.	21,947	808,528
Tronox Holdings plc, Class A	50,521	468,330
United States Lime & Minerals, Inc.	534	43,606
United States Steel Corp.	89,409	1,056,814
US Concrete, Inc. *	7,557	351,930
Valhi, Inc.	17,193	34,386
Valvoline, Inc.	95,327	1,663,456
Venator Materials plc *	23,290	101,312
Verso Corp., Class A *	19,232	331,175
Vulcan Materials Co.	67,021	8,371,593
W.R. Grace & Co.	33,677	2,373,555
Warrior Met Coal, Inc.	21,705	560,206
Westlake Chemical Corp.	18,367	1,052,245
Westrock Co.	129,687	4,227,796
Worthington Industries, Inc.	20,218	690,243
		397,813,042

Media & Entertainment 7.7%
Activision Blizzard, Inc.	387,849	16,821,011
Alphabet, Inc., Class A *	151,855	168,027,558
Alphabet, Inc., Class C *	155,927	172,085,715
Altice USA, Inc., Class A	61,474	1,444,024
AMC Entertainment Holdings, Inc., Class A	29,351	351,625
AMC Networks, Inc., Class A *	23,009	1,214,185
ANGI Homeservices, Inc., Class A *	28,943	417,358
Cable One, Inc.	2,510	2,803,796
Cargurus, Inc. *	17,717	605,213
Cars.com, Inc. *	32,211	681,907
CBS Corp., Class A	2,337	113,274
CBS Corp., Class B Non-Voting Shares	176,679	8,530,062
Central European Media Enterprises Ltd., Class A *	55,745	204,584
Charter Communications, Inc., Class A *	87,778	33,074,750
Cinemark Holdings, Inc.	54,125	2,056,209
Clear Channel Outdoor Holdings, Inc. *	19,400	98,552
Comcast Corp., Class A	2,290,780	93,921,980
comScore, Inc. *	17,015	155,177
Discovery, Inc., Class A *	82,205	2,240,908

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Discovery, Inc., Class C *	179,516	4,602,790
DISH Network Corp., Class A *	117,270	4,234,620
Electronic Arts, Inc. *	152,163	14,163,332
Emerald Expositions Events, Inc.	8,916	104,317
Entercom Communications Corp., Class A	61,608	356,710
Entravision Communications Corp., Class A	39,948	117,447
Eventbrite, Inc., Class A *	5,680	88,949
Facebook, Inc., Class A *	1,210,121	214,760,174
Fox Corp., Class A *	178,023	6,271,750
Fox Corp., Class B *	82,136	2,850,941
Gannett Co., Inc.	55,523	436,411
GCI Liberty, Inc., Class A *	49,431	2,871,447
Global Eagle Entertainment, Inc. *	27,820	16,163
Glu Mobile, Inc. *	54,006	430,968
Gray Television, Inc. *	41,019	706,757
Hemisphere Media Group, Inc. *	11,014	148,689
IAC/InterActiveCorp *	39,510	8,725,784
John Wiley & Sons, Inc., Class A	22,839	954,213
Liberty Broadband Corp., Class A *	14,196	1,384,394
Liberty Broadband Corp., Class C *	76,764	7,534,387
Liberty Global plc, Class A *	106,898	2,629,691
Liberty Global plc, Class C *	264,203	6,404,281
Liberty Latin America Ltd., Class A *	27,254	464,681
Liberty Latin America Ltd., Class C *	55,411	952,515
Liberty Media Corp. - Liberty Braves, Class A *	5,423	143,926
Liberty Media Corp. - Liberty Braves, Class C *	17,255	459,156
Liberty Media Corp. - Liberty Formula One, Class A *	12,557	457,326
Liberty Media Corp. - Liberty Formula One, Class C *	103,386	3,859,399
Liberty Media Corp. - Liberty SiriusXM, Class A *	41,748	1,503,763
Liberty Media Corp. - Liberty SiriusXM, Class C *	81,721	2,953,397
Liberty TripAdvisor Holdings, Inc., Class A *	36,854	392,495
Lions Gate Entertainment Corp., Class A	36,707	542,162
Lions Gate Entertainment Corp., Class B	45,620	627,731
Live Nation Entertainment, Inc. *	70,608	4,294,379
Loral Space & Communications, Inc. *	5,715	193,739
Match Group, Inc.	27,197	1,867,074
Meredith Corp.	19,972	1,033,950
MSG Networks, Inc., Class A *	31,767	670,601
National CineMedia, Inc.	35,852	234,831
Netflix, Inc. *	221,333	75,979,192
New Media Investment Group, Inc.	30,877	284,995
News Corp., Class A	201,026	2,289,686
News Corp., Class B	58,416	680,546
Nexstar Media Group, Inc., Class A	22,887	2,292,133
Omnicom Group, Inc.	113,518	8,781,752
Scholastic Corp.	13,800	456,642
Sinclair Broadcast Group, Inc., Class A	33,261	1,785,450
Sirius XM Holdings, Inc.	839,285	4,456,603
Snap, Inc., Class A *	380,594	4,525,263
Take-Two Interactive Software, Inc. *	57,163	6,182,178
TEGNA, Inc.	111,215	1,683,795
The E.W. Scripps Co., Class A	27,852	423,907
The Interpublic Group of Cos., Inc.	195,453	4,147,513
The Madison Square Garden Co., Class A *	8,867	2,623,213
The Marcus Corp.	11,391	398,229
The New York Times Co., Class A	72,180	2,296,768
The Walt Disney Co.	886,039	116,992,590
Tribune Media Co., Class A	40,994	1,898,022
Security	Number of Shares	Value ($)
Tribune Publishing Co. *	9,046	88,832
TripAdvisor, Inc. *	52,422	2,215,878
TrueCar, Inc. *	44,971	293,211
Twitter, Inc. *	369,741	13,473,362
Viacom, Inc., Class A	8,622	295,045
Viacom, Inc., Class B	179,262	5,203,976
WideOpenWest, Inc. *	15,094	112,601
World Wrestling Entertainment, Inc., Class A	21,921	1,594,534
Yelp, Inc. *	38,372	1,179,172
Zillow Group, Inc., Class A *	25,032	1,059,605
Zillow Group, Inc., Class C *	58,613	2,521,531
Zynga, Inc., Class A *	419,424	2,638,177
		1,074,147,629

Pharmaceuticals, Biotechnology & Life Sciences 7.7%
AbbVie, Inc.	748,078	57,385,063
ACADIA Pharmaceuticals, Inc. *	56,088	1,345,551
Accelerate Diagnostics, Inc. *(a)	12,915	244,223
Acceleron Pharma, Inc. *	21,621	862,462
Achillion Pharmaceuticals, Inc. *	64,321	178,812
Aclaris Therapeutics, Inc. *	15,069	70,523
Acorda Therapeutics, Inc. *	18,324	170,230
Aduro Biotech, Inc. *	27,765	90,236
Aerie Pharmaceuticals, Inc. *	20,725	754,805
Agenus, Inc. *	53,389	136,142
Agilent Technologies, Inc.	161,021	10,796,458
Agios Pharmaceuticals, Inc. *	25,826	1,192,386
Aimmune Therapeutics, Inc. *	19,883	389,110
Akcea Therapeutics, Inc. *(a)	8,719	183,448
Akebia Therapeutics, Inc. *	55,107	245,226
Akorn, Inc. *	54,790	225,735
Alder Biopharmaceuticals, Inc. *	38,878	420,660
Alector, Inc. *	5,309	89,775
Alexion Pharmaceuticals, Inc. *	113,572	12,910,865
Alkermes plc *	78,502	1,690,933
Allakos, Inc. *	3,188	124,970
Allergan plc	158,787	19,357,723
Allogene Therapeutics, Inc. *(a)	9,496	249,080
Alnylam Pharmaceuticals, Inc. *	48,294	3,260,811
AMAG Pharmaceuticals, Inc. *	17,673	168,424
Amgen, Inc.	315,242	52,550,841
Amicus Therapeutics, Inc. *	111,897	1,261,079
Amneal Pharmaceuticals, Inc. *	40,699	306,870
Amphastar Pharmaceuticals, Inc. *	16,159	311,061
AnaptysBio, Inc. *	11,317	823,991
ANI Pharmaceuticals, Inc. *	4,780	332,975
Anika Therapeutics, Inc. *	7,553	287,014
Apellis Pharmaceuticals, Inc. *	17,794	357,481
Aptinyx, Inc. *	5,146	15,953
Arcus Biosciences, Inc. *	7,893	66,933
Arena Pharmaceuticals, Inc. *	24,661	1,307,280
Arqule, Inc. *	49,501	355,912
Array BioPharma, Inc. *	111,259	2,939,463
Arrowhead Pharmaceuticals, Inc. *	47,951	1,136,918
Arvinas Holding Co. LLC *	4,587	95,960
Assembly Biosciences, Inc. *	10,476	147,083
Assertio Therapeutics, Inc. *	33,498	98,149
Atara Biotherapeutics, Inc. *	24,292	539,525
Athenex, Inc. *	24,760	357,782
Audentes Therapeutics, Inc. *	17,952	630,474
Avantor, Inc. *	105,699	1,849,733
Bellicum Pharmaceuticals, Inc. *	21,511	44,313
Bio-Rad Laboratories, Inc., Class A *	10,291	2,952,797
Bio-Techne Corp.	19,222	3,806,917
BioCryst Pharmaceuticals, Inc. *	60,459	211,607
Biogen, Inc. *	99,835	21,892,817

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Biohaven Pharmaceutical Holding Co., Ltd. *	18,191	1,027,064
BioMarin Pharmaceutical, Inc. *	90,749	7,463,198
Bluebird Bio, Inc. *	27,973	3,354,522
Blueprint Medicines Corp. *	23,984	1,822,784
Bristol-Myers Squibb Co.	828,446	37,586,595
Bruker Corp.	51,343	2,144,597
Cambrex Corp. *	17,827	709,515
Cara Therapeutics, Inc. *	17,070	350,959
CASI Pharmaceuticals, Inc. *(a)	25,115	79,615
Catalent, Inc. *	74,172	3,374,826
Celgene Corp. *	355,711	33,362,135
Charles River Laboratories International, Inc. *	24,447	3,066,876
Clovis Oncology, Inc. *	26,148	386,467
Codexis, Inc. *	24,520	443,812
Coherus Biosciences, Inc. *	29,922	565,526
Corcept Therapeutics, Inc. *	51,121	499,963
Crinetics Pharmaceuticals, Inc. *(a)	2,522	66,278
Cyclerion Therapeutics, Inc. *	7,398	103,202
Cymabay Therapeutics, Inc. *	30,407	367,317
Cytokinetics, Inc. *	26,380	273,561
CytomX Therapeutics, Inc. *	23,064	222,798
Deciphera Pharmaceuticals, Inc. *	7,805	178,110
Denali Therapeutics, Inc. *	33,836	645,253
Dermira, Inc. *	16,300	152,242
Dicerna Pharmaceuticals, Inc. *	25,496	315,641
Dynavax Technologies Corp. *	29,740	143,347
Eagle Pharmaceuticals, Inc. *	5,780	293,682
Editas Medicine, Inc. *	23,177	476,287
Eidos Therapeutics, Inc. *(a)	3,553	110,889
Elanco Animal Health, Inc. *	185,059	5,788,646
Eli Lilly & Co.	438,137	50,797,604
Eloxx Pharmaceuticals, Inc. *	4,933	44,348
Emergent BioSolutions, Inc. *	23,078	921,274
Enanta Pharmaceuticals, Inc. *	7,810	706,571
Endo International plc *	102,374	506,751
Epizyme, Inc. *	34,642	475,981
Esperion Therapeutics, Inc. *	12,147	578,197
Exact Sciences Corp. *	63,864	6,618,226
Exelixis, Inc. *	152,691	2,991,217
FibroGen, Inc. *	38,784	1,405,532
Five Prime Therapeutics, Inc. *	20,163	169,369
Flexion Therapeutics, Inc. *	15,970	176,149
G1 Therapeutics, Inc. *	13,464	282,205
Genomic Health, Inc. *	10,675	557,769
Geron Corp. *(a)	97,634	141,569
Gilead Sciences, Inc.	647,237	40,290,503
Global Blood Therapeutics, Inc. *	29,052	1,765,781
Gossamer Bio, Inc. *	9,035	165,431
Gritstone Oncology, Inc. *	3,102	28,880
Halozyme Therapeutics, Inc. *	63,969	943,543
Harpoon Therapeutics, Inc. *(a)	5,275	63,458
Heron Therapeutics, Inc. *	36,005	613,165
Homology Medicines, Inc. *	12,408	251,138
Horizon Therapeutics plc *	92,048	2,193,504
Illumina, Inc. *	74,603	22,896,407
ImmunoGen, Inc. *	72,349	130,228
Immunomedics, Inc. *	85,560	1,118,269
Incyte Corp. *	90,348	7,104,063
Innoviva, Inc. *	32,063	438,301
Inovio Pharmaceuticals, Inc. *(a)	48,154	115,088
Insmed, Inc. *	39,935	966,826
Intellia Therapeutics, Inc. *	15,340	212,919
Intercept Pharmaceuticals, Inc. *	11,294	935,369
Intersect ENT, Inc. *	15,446	364,217
Intra-Cellular Therapies, Inc. *	24,706	320,931
Intrexon Corp. *(a)	38,007	183,954
Invitae Corp. *	40,622	708,854
Security	Number of Shares	Value ($)
Ionis Pharmaceuticals, Inc. *	69,726	4,574,026
Iovance Biotherapeutics, Inc. *	61,621	1,007,503
IQVIA Holdings, Inc. *	80,367	10,917,857
Ironwood Pharmaceuticals, Inc. *	73,909	807,825
Jazz Pharmaceuticals plc *	28,876	3,625,382
Johnson & Johnson	1,350,769	177,153,354
Jounce Therapeutics, Inc. *	10,328	45,960
Karyopharm Therapeutics, Inc. *	22,932	129,336
Kodiak Sciences, Inc. *	9,286	91,746
Kura Oncology, Inc. *	15,352	245,479
Lannett Co., Inc. *(a)	20,495	107,804
Lexicon Pharmaceuticals, Inc. *	22,770	122,503
Ligand Pharmaceuticals, Inc. *	10,306	1,106,658
Luminex Corp.	22,603	476,923
MacroGenics, Inc. *	22,575	414,026
Madrigal Pharmaceuticals, Inc. *	4,298	397,135
Mallinckrodt plc *	42,403	368,482
MannKind Corp. *(a)	72,559	84,168
Medpace Holdings, Inc. *	13,137	709,135
Menlo Therapeutics, Inc. *	1,874	12,612
Merck & Co., Inc.	1,310,205	103,781,338
Mettler-Toledo International, Inc. *	12,585	9,100,088
Mirati Therapeutics, Inc. *	17,393	1,179,071
Momenta Pharmaceuticals, Inc. *	48,034	558,635
Mylan N.V. *	262,541	4,410,689
MyoKardia, Inc. *	18,967	883,483
Myriad Genetics, Inc. *	37,616	931,748
Natera, Inc. *	28,645	655,971
Nektar Therapeutics *	88,517	2,772,352
NeoGenomics, Inc. *	47,141	1,023,431
Neurocrine Biosciences, Inc. *	46,230	3,919,379
Novavax, Inc. *(a)	10,899	61,906
Odonate Therapeutics, Inc. *(a)	7,577	162,830
Omeros Corp. *(a)	24,035	427,342
OPKO Health, Inc. *	202,488	362,454
Optinose, Inc. *(a)	7,710	58,519
Organogenesis Holdings, Inc. *(a)	9,416	63,558
Ovid therapeutics, Inc. *	6,286	10,058
Pacific Biosciences of California, Inc. *	68,969	462,092
Pacira BioSciences, Inc. *	21,453	933,420
Paratek Pharmaceuticals, Inc. *(a)	15,069	54,700
PDL BioPharma, Inc. *	70,524	198,878
PerkinElmer, Inc.	55,943	4,830,119
Perrigo Co., plc	64,304	2,702,054
Pfizer, Inc.	2,815,638	116,905,290
Phibro Animal Health Corp., Class A	10,312	305,029
Portola Pharmaceuticals, Inc. *	34,042	949,431
PRA Health Sciences, Inc. *	29,955	2,597,997
Prestige Consumer Healthcare, Inc. *	26,064	756,638
Principia Biopharma, Inc. *	4,417	129,241
Progenics Pharmaceuticals, Inc. *	39,267	164,529
Prothena Corp. plc *	20,157	187,863
PTC Therapeutics, Inc. *	26,774	1,073,637
Puma Biotechnology, Inc. *	15,762	233,120
Quanterix Corp. *	5,289	135,451
Radius Health, Inc. *	21,412	445,156
Reata Pharmaceuticals, Inc., Class A *	8,298	707,570
Regeneron Pharmaceuticals, Inc. *	39,807	12,010,568
REGENXBIO, Inc. *	15,073	648,440
Repligen Corp. *	21,048	1,462,205
resTORbio, Inc. *(a)	3,337	24,060
Retrophin, Inc. *	22,991	426,023
Revance Therapeutics, Inc. *	21,635	233,009
Rhythm Pharmaceuticals, Inc. *	10,085	254,041
Rocket Pharmaceuticals, Inc. *	16,085	262,668
Rubius Therapeutics, Inc. *	6,530	94,424
Sage Therapeutics, Inc. *	25,540	4,389,560
Sangamo Therapeutics, Inc. *	53,920	471,800
Sarepta Therapeutics, Inc. *	35,342	4,023,687

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Seattle Genetics, Inc. *	54,768	3,563,754
SIGA Technologies, Inc. *	20,080	107,227
Spark Therapeutics, Inc. *	16,733	1,823,897
Spectrum Pharmaceuticals, Inc. *	56,929	418,997
Supernus Pharmaceuticals, Inc. *	26,719	802,372
Syneos Health, Inc. *	30,518	1,258,257
Synthorx, Inc. *(a)	6,460	92,701
Syros Pharmaceuticals, Inc. *	15,069	88,907
TG Therapeutics, Inc. *	36,912	231,438
The Medicines Co. *	33,975	1,211,209
TherapeuticsMD, Inc. *(a)	105,887	324,014
Theravance Biopharma, Inc. *	20,669	343,519
Thermo Fisher Scientific, Inc.	204,234	54,526,393
Tricida, Inc. *	12,187	447,750
Twist Bioscience Corp. *	11,163	288,117
Ultragenyx Pharmaceutical, Inc. *	26,907	1,478,002
United Therapeutics Corp. *	21,910	1,839,783
Vanda Pharmaceuticals, Inc. *	26,018	381,944
Vertex Pharmaceuticals, Inc. *	129,868	21,581,464
Voyager Therapeutics, Inc. *	11,325	246,998
Waters Corp. *	36,272	7,280,153
WaVe Life Sciences Ltd. *	9,151	209,832
Xencor, Inc. *	24,396	752,373
Y-mAbs Therapeutics, Inc. *	2,871	58,482
ZIOPHARM Oncology, Inc. *(a)	86,925	372,039
Zoetis, Inc.	243,158	24,571,116
Zogenix, Inc. *	21,756	819,984
		1,076,738,065

Real Estate 4.2%
Acadia Realty Trust	41,647	1,139,045
Agree Realty Corp.	19,110	1,279,415
Alexander & Baldwin, Inc.	35,724	824,153
Alexander's, Inc.	1,999	735,632
Alexandria Real Estate Equities, Inc.	57,283	8,386,804
Altisource Portfolio Solutions S.A. *(a)	4,724	95,094
American Assets Trust, Inc.	19,338	877,752
American Campus Communities, Inc.	69,452	3,217,017
American Finance Trust, Inc.	30,277	316,697
American Homes 4 Rent, Class A	130,355	3,181,966
American Tower Corp.	224,014	46,767,403
Americold Realty Trust	93,572	2,928,804
Apartment Investment & Management Co., Class A	79,162	3,954,142
Apple Hospitality REIT, Inc.	110,090	1,699,790
Armada Hoffler Properties, Inc.	23,610	389,565
Ashford Hospitality Trust, Inc.	55,038	245,469
AvalonBay Communities, Inc.	70,216	14,254,550
Boston Properties, Inc.	78,388	10,255,502
Braemar Hotels & Resorts, Inc.	15,974	166,769
Brandywine Realty Trust	89,969	1,359,432
Brixmor Property Group, Inc.	149,973	2,572,037
Camden Property Trust	48,988	5,063,400
CareTrust REIT, Inc.	47,949	1,165,640
CBL & Associates Properties, Inc. (a)	81,742	66,563
CBRE Group, Inc., Class A *	158,290	7,233,853
Cedar Realty Trust, Inc.	47,710	135,019
Chatham Lodging Trust	23,610	449,534
Chesapeake Lodging Trust	30,536	878,521
Colony Capital, Inc.	253,267	1,314,456
Columbia Property Trust, Inc.	60,040	1,283,655
CoreCivic, Inc.	61,033	1,336,623
CorePoint Lodging, Inc.	20,479	248,205
CoreSite Realty Corp.	18,647	2,176,478
Corporate Office Properties Trust	56,325	1,568,088
Cousins Properties, Inc.	213,901	1,935,804
Crown Castle International Corp.	210,675	27,389,857
CubeSmart	95,138	3,208,053
Security	Number of Shares	Value ($)
CyrusOne, Inc.	55,055	3,250,447
DiamondRock Hospitality Co.	100,128	992,268
Digital Realty Trust, Inc.	105,527	12,422,638
Douglas Emmett, Inc.	81,310	3,275,980
Duke Realty Corp.	183,005	5,506,620
Easterly Government Properties, Inc.	31,669	583,026
EastGroup Properties, Inc.	18,470	2,050,170
Empire State Realty Trust, Inc., Class A	72,066	1,106,934
EPR Properties	37,803	2,952,414
Equinix, Inc.	42,278	20,538,230
Equity Commonwealth	61,164	1,992,111
Equity LifeStyle Properties, Inc.	45,696	5,559,375
Equity Residential	187,591	14,363,843
Essex Property Trust, Inc.	33,325	9,722,236
eXp World Holdings, Inc. *(a)	18,121	184,834
Extra Space Storage, Inc.	64,625	6,925,215
Federal Realty Investment Trust	37,613	4,917,148
First Industrial Realty Trust, Inc.	64,056	2,223,384
Forestar Group, Inc. *	5,792	103,735
Four Corners Property Trust, Inc.	33,489	963,144
Franklin Street Properties Corp.	52,025	376,661
Front Yard Residential Corp.	28,067	321,086
FRP Holdings, Inc. *	3,539	164,634
Gaming & Leisure Properties, Inc.	101,923	4,024,939
Getty Realty Corp.	16,339	505,855
Gladstone Commercial Corp.	14,166	298,478
Global Net Lease, Inc.	42,904	789,863
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	31,632	819,585
HCP, Inc.	242,118	7,677,562
Healthcare Realty Trust, Inc.	63,991	2,063,070
Healthcare Trust of America, Inc., Class A	102,888	2,962,146
Hersha Hospitality Trust	18,888	322,040
HFF, Inc., Class A	19,644	848,228
Highwoods Properties, Inc.	51,891	2,275,939
Hospitality Properties Trust	83,839	2,085,076
Host Hotels & Resorts, Inc.	375,625	6,802,569
Hudson Pacific Properties, Inc.	77,462	2,588,005
Independence Realty Trust, Inc.	46,072	505,871
Industrial Logistics Properties Trust	31,886	601,370
Investors Real Estate Trust	5,932	343,403
Invitation Homes, Inc.	171,287	4,390,086
Iron Mountain, Inc.	145,227	4,451,208
iStar, Inc.	38,449	423,323
JBG SMITH Properties	60,469	2,387,921
Jones Lang LaSalle, Inc.	23,271	2,896,076
Kennedy-Wilson Holdings, Inc.	64,013	1,315,467
Kilroy Realty Corp.	51,247	3,777,416
Kimco Realty Corp.	214,123	3,725,740
Kite Realty Group Trust	43,721	664,559
Lamar Advertising Co., Class A	42,943	3,358,572
Lexington Realty Trust	108,389	993,927
Liberty Property Trust	75,026	3,561,484
Life Storage, Inc.	23,660	2,277,985
LTC Properties, Inc.	19,439	869,895
Mack-Cali Realty Corp.	46,523	1,057,003
Marcus & Millichap, Inc. *	11,369	347,209
Medical Properties Trust, Inc.	191,858	3,411,235
Mid-America Apartment Communities, Inc.	57,680	6,585,902
Monmouth Real Estate Investment Corp., Class A	45,436	633,378
National Health Investors, Inc.	21,680	1,702,964
National Retail Properties, Inc.	81,740	4,375,542
National Storage Affiliates Trust	29,679	884,137
New Senior Investment Group, Inc.	41,498	273,472
Newmark Group, Inc., Class A	73,358	585,397
NexPoint Residential Trust, Inc.	10,539	422,403

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
NorthStar Realty Europe Corp.	26,470	435,961
Office Properties Income Trust	25,797	616,806
Omega Healthcare Investors, Inc.	105,803	3,768,703
One Liberty Properties, Inc.	7,462	212,965
Outfront Media, Inc.	72,063	1,776,353
Paramount Group, Inc.	103,086	1,468,976
Park Hotels & Resorts, Inc.	102,368	2,827,404
Pebblebrook Hotel Trust	66,373	1,847,161
Pennsylvania Real Estate Investment Trust (a)	39,017	250,099
Physicians Realty Trust	93,139	1,705,375
Piedmont Office Realty Trust, Inc., Class A	63,971	1,300,530
PotlatchDeltic Corp.	34,132	1,148,542
Preferred Apartment Communities, Inc., Class A	22,810	358,117
Prologis, Inc.	318,694	23,478,187
PS Business Parks, Inc.	10,161	1,635,108
Public Storage	76,147	18,113,848
QTS Realty Trust, Inc., Class A	28,061	1,295,576
Rayonier, Inc.	64,860	1,825,809
RE/MAX Holdings, Inc., Class A	9,844	291,579
Realogy Holdings Corp.	55,022	390,106
Realty Income Corp.	153,847	10,781,598
Redfin Corp. *(a)	36,942	582,206
Regency Centers Corp.	84,840	5,596,046
Retail Opportunity Investments Corp.	58,483	979,005
Retail Properties of America, Inc., Class A	110,720	1,316,461
Retail Value, Inc.	7,425	237,006
Rexford Industrial Realty, Inc.	52,713	1,992,551
RLJ Lodging Trust	89,041	1,528,834
RPT Realty	41,418	504,057
Ryman Hospitality Properties, Inc.	26,270	2,100,287
Sabra Health Care REIT, Inc.	90,633	1,748,311
Saul Centers, Inc.	5,753	308,879
SBA Communications Corp. *	56,830	12,298,580
Senior Housing Properties Trust	119,693	943,181
Seritage Growth Properties, Class A	14,523	607,352
Simon Property Group, Inc.	156,400	25,350,876
SITE Centers Corp.	71,151	908,598
SL Green Realty Corp.	42,359	3,642,874
Spirit MTA REIT	23,020	161,831
Spirit Realty Capital, Inc.	42,836	1,827,384
STAG Industrial, Inc.	61,034	1,780,972
STORE Capital Corp.	99,515	3,405,403
Summit Hotel Properties, Inc.	54,079	618,123
Sun Communities, Inc.	43,584	5,503,352
Sunstone Hotel Investors, Inc.	115,046	1,543,917
Tanger Factory Outlet Centers, Inc.	48,700	825,952
Taubman Centers, Inc.	31,282	1,387,670
Tejon Ranch Co. *	9,421	152,526
Terreno Realty Corp.	31,092	1,421,215
The GEO Group, Inc.	61,163	1,341,305
The Howard Hughes Corp. *	19,533	2,008,774
The Macerich Co.	53,499	1,943,619
The RMR Group, Inc., Class A	3,191	153,870
The St. Joe Co. *	32,266	513,997
Tier REIT, Inc.	27,308	735,131
UDR, Inc.	139,346	6,239,914
UMH Properties, Inc.	17,543	233,497
Uniti Group, Inc.	88,809	853,454
Universal Health Realty Income Trust	6,457	529,280
Urban Edge Properties	59,996	1,034,931
Urstadt Biddle Properties, Inc.	4,305	74,864
Urstadt Biddle Properties, Inc., Class A	14,118	308,902
Ventas, Inc.	180,805	11,625,762
VEREIT, Inc.	491,971	4,368,702
VICI Properties, Inc.	180,834	4,010,898
Security	Number of Shares	Value ($)
Vornado Realty Trust	88,061	5,832,280
Washington Prime Group, Inc. (a)	96,291	394,793
Washington Real Estate Investment Trust	41,514	1,104,688
Weingarten Realty Investors	59,360	1,673,952
Welltower, Inc.	195,975	15,917,090
Weyerhaeuser Co.	380,455	8,674,374
Whitestone REIT	18,888	239,311
WP Carey, Inc.	86,079	7,145,418
Xenia Hotels & Resorts, Inc.	55,648	1,163,600
		584,407,878

Retailing 6.0%
1-800-Flowers.com, Inc., Class A *	11,248	205,388
Aaron's, Inc.	34,080	1,815,101
Abercrombie & Fitch Co., Class A	32,745	566,489
Advance Auto Parts, Inc.	36,464	5,651,920
Amazon.com, Inc. *	209,312	371,543,452
America's Car-Mart, Inc. *	3,259	280,600
American Eagle Outfitters, Inc.	83,585	1,454,379
Asbury Automotive Group, Inc. *	9,463	702,060
Ascena Retail Group, Inc. *	89,687	94,171
At Home Group, Inc. *	13,304	253,441
AutoNation, Inc. *	28,808	1,137,052
AutoZone, Inc. *	12,622	12,964,182
Barnes & Noble, Inc.	36,607	160,705
Bed Bath & Beyond, Inc. (a)	72,180	915,964
Best Buy Co., Inc.	118,473	7,424,703
Big Lots, Inc.	21,275	587,190
Booking Holdings, Inc. *	22,830	37,811,503
Boot Barn Holdings, Inc. *	15,879	414,918
Burlington Stores, Inc. *	34,163	5,349,243
Caleres, Inc.	21,364	402,925
Camping World Holdings, Inc., Class A (a)	14,351	151,116
CarMax, Inc. *	86,219	6,749,223
Carvana Co. *	16,628	962,429
Chico's FAS, Inc.	59,634	200,967
Conn's, Inc. *	12,711	228,162
Core-Mark Holding Co., Inc.	22,994	848,019
Designer Brands, Inc., Class A	29,221	528,608
Dick's Sporting Goods, Inc.	36,909	1,273,730
Dillard's, Inc., Class A	9,468	536,457
Dollar General Corp.	133,312	16,967,951
Dollar Tree, Inc. *	120,964	12,288,733
Duluth Holdings, Inc., Class B *	5,028	75,169
eBay, Inc.	436,443	15,681,397
Etsy, Inc. *	61,371	3,824,027
Expedia Group, Inc.	59,136	6,800,640
Express, Inc. *	36,387	109,525
Five Below, Inc. *	28,394	3,655,160
Floor & Decor Holdings, Inc., Class A *	29,403	1,044,395
Foot Locker, Inc.	56,798	2,235,001
GameStop Corp., Class A	52,781	400,080
Genesco, Inc. *	10,244	460,775
Genuine Parts Co.	74,107	7,329,182
GNC Holdings, Inc., Class A *	46,224	64,714
Group 1 Automotive, Inc.	9,012	650,576
Groupon, Inc. *	201,019	709,597
GrubHub, Inc. *	46,301	3,016,510
Guess?, Inc.	30,505	493,266
Haverty Furniture Cos., Inc.	10,369	180,524
Hibbett Sports, Inc. *	10,944	242,081
J. Jill, Inc.	3,579	5,297
J.C. Penney Co., Inc. *	181,646	154,399
Kohl's Corp.	83,025	4,094,793
L Brands, Inc.	115,077	2,584,629
Lands' End, Inc. *	7,324	90,598
Liberty Expedia Holdings, Inc., Class A *	27,860	1,148,668

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Liquidity Services, Inc. *	14,256	80,119
Lithia Motors, Inc., Class A	11,426	1,304,278
LKQ Corp. *	160,225	4,109,771
Lowe's Cos., Inc.	406,085	37,879,609
Lumber Liquidators Holdings, Inc. *(a)	13,310	127,643
Macy's, Inc.	157,162	3,232,822
MarineMax, Inc. *	11,444	178,298
Monro, Inc.	17,150	1,367,026
Murphy USA, Inc. *	15,401	1,236,084
National Vision Holdings, Inc. *	31,314	852,680
Nordstrom, Inc.	56,992	1,783,850
O'Reilly Automotive, Inc. *	39,793	14,777,926
Office Depot, Inc.	280,002	548,804
Ollie's Bargain Outlet Holdings, Inc. *	25,714	2,538,486
Overstock.com, Inc. *(a)	12,408	118,496
Party City Holdco, Inc. *	27,890	220,331
Penske Automotive Group, Inc.	18,781	802,324
PetMed Express, Inc. (a)	9,708	169,599
Pier 1 Imports, Inc. *	43,183	25,038
Pool Corp.	19,889	3,575,644
Quotient Technology, Inc. *	42,714	451,487
Qurate Retail, Inc. *	213,791	2,678,801
Rent-A-Center, Inc. *	22,388	534,178
RH *	9,689	825,018
Ross Stores, Inc.	187,849	17,468,079
Sally Beauty Holdings, Inc. *	62,126	943,073
Shoe Carnival, Inc.	4,614	118,534
Shutterfly, Inc. *	17,001	807,207
Shutterstock, Inc.	8,944	340,409
Signet Jewelers Ltd.	26,214	494,396
Sleep Number Corp. *	15,652	544,846
Sonic Automotive, Inc., Class A	10,444	182,039
Sportsman's Warehouse Holdings, Inc. *	14,993	55,174
Stamps.com, Inc. *	8,495	284,922
Stitch Fix, Inc., Class A *	12,158	281,579
Tailored Brands, Inc.	24,434	128,523
Target Corp.	264,844	21,306,700
The Buckle, Inc. (a)	16,483	248,069
The Cato Corp., Class A	11,236	139,214
The Children's Place, Inc.	8,446	782,606
The Container Store Group, Inc. *	10,440	73,393
The Gap, Inc.	107,370	2,005,672
The Home Depot, Inc.	572,631	108,713,995
The Michaels Cos., Inc. *	44,390	404,393
The Rubicon Project, Inc. *	21,823	120,027
The TJX Cos., Inc.	627,383	31,551,091
Tiffany & Co.	55,342	4,931,526
Tile Shop Holdings, Inc.	18,515	77,393
Tractor Supply Co.	61,584	6,206,436
Ulta Salon, Cosmetics & Fragrance, Inc. *	28,595	9,533,001
Urban Outfitters, Inc. *	39,537	888,396
Vitamin Shoppe, Inc. *	7,733	28,921
Waitr Holdings, Inc. *	23,772	166,404
Wayfair, Inc., Class A *	31,633	4,555,468
Weyco Group, Inc.	3,518	88,020
Williams-Sonoma, Inc.	40,539	2,371,531
Winmark Corp.	1,346	221,875
Zumiez, Inc. *	9,884	195,506
		841,198,514

Semiconductors & Semiconductor Equipment 3.4%
Advanced Energy Industries, Inc. *	18,869	946,658
Advanced Micro Devices, Inc. *	448,412	12,290,973
Amkor Technology, Inc. *	63,860	413,813
Analog Devices, Inc.	186,179	17,988,615
Applied Materials, Inc.	481,699	18,636,934
Aquantia Corp. *	12,046	158,284
Axcelis Technologies, Inc. *	17,780	263,677
Security	Number of Shares	Value ($)
Broadcom, Inc.	200,761	50,519,498
Brooks Automation, Inc.	36,120	1,281,899
Cabot Microelectronics Corp.	14,574	1,420,528
CEVA, Inc. *	12,085	275,901
Cirrus Logic, Inc. *	30,370	1,134,927
Cohu, Inc.	21,349	310,628
Cree, Inc. *	52,794	2,911,061
Cypress Semiconductor Corp.	183,987	3,278,648
Diodes, Inc. *	20,485	633,601
Entegris, Inc.	69,071	2,371,898
First Solar, Inc. *	39,020	2,264,721
FormFactor, Inc. *	39,198	562,883
Ichor Holdings Ltd. *	12,216	257,758
Impinj, Inc. *	6,418	159,102
Inphi Corp. *	22,827	1,001,649
Intel Corp.	2,280,369	100,427,451
KLA-Tencor Corp.	83,674	8,624,279
Kulicke & Soffa Industries, Inc.	34,764	674,074
Lam Research Corp.	77,357	13,507,306
Lattice Semiconductor Corp. *	64,201	821,773
MACOM Technology Solutions Holdings, Inc. *	22,618	320,045
Marvell Technology Group Ltd.	302,129	6,737,477
Maxim Integrated Products, Inc.	138,774	7,298,125
MaxLinear, Inc., Class A *	31,329	663,235
Microchip Technology, Inc.	120,161	9,616,485
Micron Technology, Inc. *	568,606	18,542,242
MKS Instruments, Inc.	27,708	1,980,014
Monolithic Power Systems, Inc.	19,946	2,322,712
Nanometrics, Inc. *	13,307	378,584
NeoPhotonics Corp. *	19,673	76,528
NVIDIA Corp.	307,205	41,613,989
ON Semiconductor Corp. *	207,791	3,690,368
PDF Solutions, Inc. *	12,856	156,200
Photronics, Inc. *	33,868	274,669
Power Integrations, Inc.	14,333	933,938
Qorvo, Inc. *	62,496	3,823,505
QUALCOMM, Inc.	613,672	41,005,563
Rambus, Inc. *	57,867	657,369
Rudolph Technologies, Inc. *	17,241	397,750
Semtech Corp. *	33,305	1,326,538
Silicon Laboratories, Inc. *	22,079	2,065,932
Skyworks Solutions, Inc.	88,239	5,879,365
SMART Global Holdings, Inc. *	6,006	102,282
SolarEdge Technologies, Inc. *	21,691	1,162,204
SunPower Corp. *(a)	32,081	239,324
Synaptics, Inc. *	16,960	448,592
Teradyne, Inc.	87,911	3,704,569
Texas Instruments, Inc.	475,771	49,627,673
Ultra Clean Holdings, Inc. *	21,914	279,403
Universal Display Corp.	21,383	3,141,804
Veeco Instruments, Inc. *	26,487	304,336
Versum Materials, Inc.	55,153	2,832,107
Xilinx, Inc.	127,923	13,087,802
Xperi Corp.	25,440	534,494
		468,363,762

Software & Services 12.3%
2U, Inc. *	29,873	1,134,875
8x8, Inc. *	49,641	1,197,837
A10 Networks, Inc. *	22,584	137,537
Accenture plc, Class A	323,093	57,533,171
ACI Worldwide, Inc. *	59,172	1,861,551
Adobe, Inc. *	247,429	67,028,516
Akamai Technologies, Inc. *	82,449	6,213,357
Alarm.com Holdings, Inc. *	17,312	1,009,463
Alliance Data Systems Corp.	23,130	3,180,375
Altair Engineering, Inc., Class A *	14,003	533,654

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Alteryx, Inc., Class A *	23,522	2,043,121
Anaplan, Inc. *	9,377	407,993
ANSYS, Inc. *	42,547	7,637,186
Appfolio, Inc., Class A *	5,536	533,670
Appian Corp. *	16,596	599,613
Aspen Technology, Inc. *	35,297	4,010,092
Autodesk, Inc. *	111,193	17,892,066
Automatic Data Processing, Inc.	220,597	35,321,992
Avalara, Inc. *	21,644	1,464,000
Avaya Holdings Corp. *	51,189	643,958
Benefitfocus, Inc. *	13,616	386,150
Black Knight, Inc. *	72,380	4,103,222
Blackbaud, Inc.	24,555	1,888,771
Blackline, Inc. *	23,708	1,218,828
Booz Allen Hamilton Holding Corp.	70,725	4,467,698
Bottomline Technologies (DE), Inc. *	18,495	807,862
Box, Inc., Class A *	71,770	1,327,027
Broadridge Financial Solutions, Inc.	58,769	7,338,485
CACI International, Inc., Class A *	12,720	2,588,774
Cadence Design Systems, Inc. *	142,136	9,035,586
Carbon Black, Inc. *	23,588	354,999
Carbonite, Inc. *	18,161	429,871
Cardtronics plc, Class A *	19,960	602,792
Cass Information Systems, Inc.	5,766	259,874
CDK Global, Inc.	63,353	3,066,285
Ceridian HCM Holding, Inc. *	33,947	1,669,513
ChannelAdvisor Corp. *	11,492	105,726
Cision Ltd. *	39,204	430,460
Citrix Systems, Inc.	63,414	5,968,526
Cloudera, Inc. *	112,584	1,032,395
Cognizant Technology Solutions Corp., Class A	290,753	18,006,333
CommVault Systems, Inc. *	19,027	876,193
Conduent, Inc. *	96,477	858,645
CoreLogic, Inc. *	40,320	1,580,141
Cornerstone OnDemand, Inc. *	26,994	1,436,891
Coupa Software, Inc. *	26,858	2,933,162
CSG Systems International, Inc.	16,960	760,656
DocuSign, Inc. *	11,419	640,149
Dropbox, Inc., Class A *	104,053	2,347,436
DXC Technology Co.	136,165	6,473,284
Ebix, Inc. (a)	11,692	548,706
Elastic N.V. *	3,821	313,513
Endurance International Group Holdings, Inc. *	39,340	175,063
Envestnet, Inc. *	23,705	1,586,102
EPAM Systems, Inc. *	26,162	4,515,300
Euronet Worldwide, Inc. *	26,040	4,037,242
Everbridge, Inc. *	14,651	1,152,155
EVERTEC, Inc.	31,703	908,608
ExlService Holdings, Inc. *	17,748	1,051,746
Fair Isaac Corp. *	14,652	4,335,527
Fidelity National Information Services, Inc.	163,801	19,705,260
FireEye, Inc. *	99,081	1,445,592
First Data Corp., Class A *	288,161	7,325,053
Fiserv, Inc. *	198,730	17,062,958
Five9, Inc. *	29,617	1,520,833
FleetCor Technologies, Inc. *	43,565	11,248,919
ForeScout Technologies, Inc. *	18,287	587,378
Fortinet, Inc. *	73,237	5,308,218
Gartner, Inc. *	45,452	6,876,888
Genpact Ltd.	76,706	2,772,922
Global Payments, Inc.	80,119	12,341,531
GoDaddy, Inc., Class A *	85,934	6,393,490
GreenSky, Inc., Class A *(a)	21,225	235,173
GTT Communications, Inc. *(a)	18,266	434,365
Guidewire Software, Inc. *	40,684	4,089,556
HubSpot, Inc. *	19,443	3,369,083
Security	Number of Shares	Value ($)
Instructure, Inc. *	15,564	647,151
Internap Corp. *	10,525	27,365
International Business Machines Corp.	451,345	57,316,302
Intuit, Inc.	131,349	32,160,803
j2 Global, Inc.	23,518	1,982,332
Jack Henry & Associates, Inc.	39,096	5,130,177
KBR, Inc.	69,623	1,547,023
Leidos Holdings, Inc.	74,167	5,587,000
LivePerson, Inc. *	29,030	807,905
LiveRamp Holdings, Inc. *	34,661	1,780,882
LogMeIn, Inc.	26,227	1,883,885
Manhattan Associates, Inc. *	32,937	2,156,385
ManTech International Corp., Class A	13,736	842,978
Mastercard, Inc., Class A	457,951	115,170,097
MAXIMUS, Inc.	32,102	2,287,267
Microsoft Corp.	3,892,678	481,446,415
MicroStrategy, Inc., Class A *	4,240	563,538
MoneyGram International, Inc. *	29,559	41,087
MongoDB, Inc. *	13,887	1,948,902
Monotype Imaging Holdings, Inc.	22,419	365,206
New Relic, Inc. *	23,405	2,347,990
NIC, Inc.	32,464	518,125
Nuance Communications, Inc. *	142,985	2,455,052
Nutanix, Inc., Class A *	39,414	1,106,351
Okta, Inc. *	52,686	5,965,109
OneSpan, Inc. *	14,854	207,213
Oracle Corp.	1,292,731	65,412,189
Palo Alto Networks, Inc. *	48,168	9,640,344
Paychex, Inc.	161,506	13,855,600
Paycom Software, Inc. *	24,369	5,168,665
Paylocity Holding Corp. *	16,231	1,626,671
PayPal Holdings, Inc. *	595,231	65,326,602
Pegasystems, Inc.	18,457	1,331,488
Perficient, Inc. *	17,255	525,070
Perspecta, Inc.	70,434	1,529,122
Pivotal Software, Inc., Class A *	39,478	785,612
Pluralsight, Inc., Class A *	28,623	911,929
Presidio, Inc.	23,802	315,377
Progress Software Corp.	22,490	921,190
Proofpoint, Inc. *	28,233	3,172,260
PROS Holdings, Inc. *	17,083	968,606
PTC, Inc. *	54,210	4,556,893
Q2 Holdings, Inc. *	18,347	1,343,734
QAD, Inc., Class A	5,446	235,267
Qualys, Inc. *	17,376	1,539,687
Rapid7, Inc. *	20,794	1,086,487
RealPage, Inc. *	37,292	2,174,869
Red Hat, Inc. *	89,742	16,539,451
RingCentral, Inc., Class A *	34,790	4,169,581
Sabre Corp.	140,983	2,859,135
SailPoint Technologies Holding, Inc. *	32,890	577,877
salesforce.com, Inc. *	388,193	58,776,302
Science Applications International Corp.	25,889	1,986,722
ServiceNow, Inc. *	91,001	23,835,892
ServiceSource International, Inc. *	62,160	64,646
Splunk, Inc. *	75,030	8,552,670
SPS Commerce, Inc. *	8,918	909,012
Square, Inc., Class A *	156,546	9,698,025
SS&C Technologies Holdings, Inc.	109,520	6,094,788
SVMK, Inc. *	6,983	120,108
Switch, Inc., Class A	23,905	295,705
Sykes Enterprises, Inc. *	19,972	494,507
Symantec Corp.	324,747	6,082,511
Synopsys, Inc. *	75,997	8,849,091
Tableau Software, Inc., Class A *	36,336	4,086,710
Tenable Holdings, Inc. *	5,126	142,759
Teradata Corp. *	59,569	2,045,599
The Trade Desk, Inc., Class A *	18,374	3,652,935
The Western Union Co.	220,377	4,275,314

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
TiVo Corp.	60,822	437,918
Total System Services, Inc.	82,544	10,196,660
TTEC Holdings, Inc.	7,089	281,292
Twilio, Inc., Class A *	55,879	7,375,469
Tyler Technologies, Inc. *	19,517	4,163,952
Unisys Corp. *	27,435	266,120
Upland Software, Inc. *	10,555	493,868
USA Technologies, Inc. *	23,814	159,792
Varonis Systems, Inc. *	15,517	970,433
Verint Systems, Inc. *	33,430	1,897,153
VeriSign, Inc. *	53,477	10,426,945
Verra Mobility Corp. *	47,996	670,984
VirnetX Holding Corp. *	30,163	178,565
Virtusa Corp. *	13,640	578,336
Visa, Inc., Class A	887,918	143,247,811
VMware, Inc., Class A	38,598	6,831,074
WEX, Inc. *	21,814	4,121,537
Workday, Inc., Class A *	81,653	16,667,010
Workiva, Inc. *	13,139	731,054
Worldpay, Inc., Class A *	153,282	18,645,222
Yext, Inc. *	41,676	765,171
Zendesk, Inc. *	55,028	4,636,109
Zscaler, Inc. *	7,643	524,539
		1,719,817,498

Technology Hardware & Equipment 5.2%
3D Systems Corp. *	55,624	449,998
Acacia Communications, Inc. *	14,295	666,147
ADTRAN, Inc.	26,689	418,483
Aerohive Networks, Inc. *	18,645	63,393
Amphenol Corp., Class A	150,548	13,097,676
Anixter International, Inc. *	14,652	781,831
Apple, Inc.	2,272,804	397,899,796
Applied Optoelectronics, Inc. *(a)	9,004	77,975
Arista Networks, Inc. *	26,542	6,491,908
Arlo Technologies, Inc. *	39,254	134,641
Arrow Electronics, Inc. *	42,816	2,682,851
Avid Technology, Inc. *	16,550	128,262
Avnet, Inc.	55,094	2,250,039
AVX Corp.	25,539	377,722
Badger Meter, Inc.	14,224	751,027
Belden, Inc.	20,029	1,025,485
Benchmark Electronics, Inc.	20,273	447,831
CalAmp Corp. *	19,585	198,984
Calix, Inc. *	19,896	120,371
Casa Systems, Inc. *	15,060	84,637
CDW Corp.	75,994	7,480,849
Ciena Corp. *	72,905	2,547,301
Cisco Systems, Inc.	2,233,410	116,204,322
Cognex Corp.	87,300	3,544,380
Coherent, Inc. *	12,426	1,367,233
CommScope Holding Co., Inc. *	98,049	1,583,491
Comtech Telecommunications Corp.	13,194	279,053
Control4 Corp. *	13,555	320,711
Corning, Inc.	398,974	11,506,410
Cray, Inc. *	20,176	706,362
CTS Corp.	16,297	431,219
Daktronics, Inc.	23,776	147,649
Dell Technologies, Inc., Class C *	76,016	4,526,753
Diebold Nixdorf, Inc. *	39,490	335,665
Dolby Laboratories, Inc., Class A	32,979	2,043,709
EchoStar Corp., Class A *	24,820	1,061,800
Electronics For Imaging, Inc. *	21,200	776,980
ePlus, Inc. *	6,802	480,629
Extreme Networks, Inc. *	62,106	349,657
F5 Networks, Inc. *	29,972	3,958,702
Fabrinet *	18,224	777,071
FARO Technologies, Inc. *	9,344	412,070
Security	Number of Shares	Value ($)
Finisar Corp. *	61,134	1,282,591
Fitbit, Inc., Class A *	102,320	473,742
FLIR Systems, Inc.	67,696	3,271,748
Harmonic, Inc. *	52,272	272,860
Hewlett Packard Enterprise Co.	700,550	9,611,546
HP, Inc.	778,711	14,546,321
II-VI, Inc. *	29,873	938,908
Infinera Corp. *	76,490	237,884
Insight Enterprises, Inc. *	18,158	934,774
InterDigital, Inc.	16,144	1,025,467
IPG Photonics Corp. *	18,088	2,264,075
Itron, Inc. *	17,571	995,397
Jabil, Inc.	71,345	1,754,373
Juniper Networks, Inc.	176,511	4,343,936
KEMET Corp.	31,054	493,759
Keysight Technologies, Inc. *	95,122	7,146,516
Kimball Electronics, Inc. *	11,536	164,388
Knowles Corp. *	45,897	721,960
Littelfuse, Inc.	12,683	2,069,992
Lumentum Holdings, Inc. *	38,737	1,567,686
Methode Electronics, Inc.	19,909	490,359
Motorola Solutions, Inc.	83,150	12,468,342
MTS Systems Corp.	8,915	483,728
National Instruments Corp.	56,549	2,182,226
NCR Corp. *	59,615	1,824,219
NetApp, Inc.	125,593	7,435,106
NETGEAR, Inc. *	15,470	389,844
NetScout Systems, Inc. *	36,334	890,546
nLight, Inc. *	3,594	67,172
Novanta, Inc. *	16,640	1,331,533
OSI Systems, Inc. *	8,582	889,009
Park Electrochemical Corp.	7,424	110,915
PC Connection, Inc.	5,686	180,474
Plantronics, Inc.	17,087	701,763
Plexus Corp. *	16,126	798,721
Pure Storage, Inc., Class A *	89,810	1,424,387
Quantenna Communications, Inc. *	13,455	326,418
Ribbon Communications, Inc. *	22,976	98,107
Rogers Corp. *	9,530	1,315,045
Sanmina Corp. *	33,920	901,933
ScanSource, Inc. *	12,155	355,048
Seagate Technology plc	129,471	5,418,361
SYNNEX Corp.	21,059	1,826,026
TE Connectivity Ltd.	171,858	14,475,599
Tech Data Corp. *	18,867	1,710,294
Trimble, Inc. *	128,155	5,113,384
TTM Technologies, Inc. *	49,007	418,030
Ubiquiti Networks, Inc.	9,543	1,148,118
ViaSat, Inc. *	28,941	2,518,735
Viavi Solutions, Inc. *	117,528	1,416,212
Vishay Intertechnology, Inc.	68,349	1,041,639
Western Digital Corp.	147,815	5,501,674
Xerox Corp.	102,444	3,135,811
Zebra Technologies Corp., Class A *	27,292	4,678,940
		726,176,714

Telecommunication Services 1.8%
AT&T, Inc.	3,693,707	112,953,560
ATN International, Inc.	5,471	320,054
Boingo Wireless, Inc. *	22,009	415,970
CenturyLink, Inc.	484,149	5,059,357
Cincinnati Bell, Inc. *	26,288	168,243
Cogent Communications Holdings, Inc.	21,739	1,271,732
Consolidated Communications Holdings, Inc.	37,548	150,192
Frontier Communications Corp. *(a)	46,043	86,561
Globalstar, Inc. *	301,633	167,467
Gogo, Inc. *(a)	30,172	147,541

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Iridium Communications, Inc. *	50,236	1,076,557
ORBCOMM, Inc. *	42,570	284,368
pdvWireless, Inc. *	5,558	270,953
Shenandoah Telecommunications Co.	23,940	962,627
Spok Holdings, Inc.	8,848	136,702
Sprint Corp. *	286,470	1,968,049
T-Mobile US, Inc. *	159,570	11,718,821
Telephone & Data Systems, Inc.	47,877	1,379,336
United States Cellular Corp. *	7,722	336,293
Verizon Communications, Inc.	2,095,450	113,887,707
Vonage Holdings Corp. *	111,949	1,325,476
Zayo Group Holdings, Inc. *	104,199	3,407,307
		257,494,873

Transportation 2.0%
Air Transport Services Group, Inc. *	30,759	674,852
Alaska Air Group, Inc.	62,666	3,647,161
Allegiant Travel Co.	6,588	923,045
AMERCO	3,848	1,416,911
American Airlines Group, Inc.	202,928	5,525,729
ArcBest Corp.	13,281	332,955
Atlas Air Worldwide Holdings, Inc. *	12,834	454,195
Avis Budget Group, Inc. *	32,843	931,427
C.H. Robinson Worldwide, Inc.	69,329	5,520,668
CSX Corp.	392,110	29,200,432
Daseke, Inc. *	30,106	130,058
Delta Air Lines, Inc.	313,778	16,159,567
Echo Global Logistics, Inc. *	14,593	287,044
Expeditors International of Washington, Inc.	87,285	6,074,163
FedEx Corp.	121,399	18,729,438
Forward Air Corp.	14,532	811,322
Genesee & Wyoming, Inc., Class A *	28,444	2,708,438
Hawaiian Holdings, Inc.	23,944	598,121
Heartland Express, Inc.	25,200	450,576
Hertz Global Holdings, Inc. *	28,063	394,846
Hub Group, Inc., Class A *	17,088	665,748
J.B. Hunt Transport Services, Inc.	44,081	3,753,056
JetBlue Airways Corp. *	154,376	2,659,898
Kansas City Southern	51,090	5,787,475
Kirby Corp. *	27,413	2,121,218
Knight-Swift Transportation Holdings, Inc.	63,020	1,741,873
Landstar System, Inc.	20,227	1,946,849
Macquarie Infrastructure Corp.	39,077	1,558,000
Marten Transport Ltd.	21,574	380,134
Matson, Inc.	21,722	743,327
Norfolk Southern Corp.	135,597	26,460,399
Old Dominion Freight Line, Inc.	32,904	4,357,806
Ryder System, Inc.	26,944	1,360,672
Saia, Inc. *	13,011	767,649
Schneider National, Inc., Class B	15,819	265,759
SkyWest, Inc.	25,614	1,504,054
Southwest Airlines Co.	252,571	12,022,380
Spirit Airlines, Inc. *	34,145	1,573,402
Uber Technologies, Inc. *	101,939	4,119,355
Union Pacific Corp.	366,351	61,100,020
United Continental Holdings, Inc. *	113,757	8,833,231
United Parcel Service, Inc., Class B	353,121	32,812,003
Universal Logistics Holdings, Inc.	5,410	102,087
Werner Enterprises, Inc.	21,605	602,347
XPO Logistics, Inc. *	46,763	2,435,885
		274,645,575

Security	Number of Shares	Value ($)
Utilities 3.3%
AES Corp.	333,468	5,268,794
ALLETE, Inc.	26,056	2,133,726
Alliant Energy Corp.	119,621	5,677,213
Ameren Corp.	124,161	9,105,968
American Electric Power Co., Inc.	249,834	21,515,704
American States Water Co.	18,834	1,373,752
American Water Works Co., Inc.	91,765	10,371,280
Aqua America, Inc.	106,749	4,220,855
AquaVenture Holdings Ltd. *	5,840	103,543
Atmos Energy Corp.	59,283	6,035,009
Avangrid, Inc.	28,349	1,419,151
Avista Corp.	33,334	1,392,028
Black Hills Corp.	27,354	2,084,375
California Water Service Group	24,719	1,216,669
CenterPoint Energy, Inc.	254,078	7,225,978
Chesapeake Utilities Corp.	8,734	792,873
Clearway Energy, Inc., Class A	15,940	228,420
Clearway Energy, Inc., Class C	39,423	591,345
CMS Energy Corp.	143,640	8,059,640
Connecticut Water Service, Inc.	6,270	437,897
Consolidated Edison, Inc.	163,257	14,089,079
Dominion Energy, Inc.	406,211	30,538,943
DTE Energy Co.	92,118	11,558,045
Duke Energy Corp.	369,092	31,597,966
Edison International	165,537	9,827,932
El Paso Electric Co.	21,200	1,233,840
Entergy Corp.	96,059	9,324,447
Evergy, Inc.	129,213	7,512,444
Eversource Energy	160,584	11,857,523
Exelon Corp.	491,741	23,642,907
FirstEnergy Corp.	255,182	10,523,706
Hawaiian Electric Industries, Inc.	55,084	2,288,189
IDACORP, Inc.	25,440	2,550,869
MDU Resources Group, Inc.	100,810	2,487,991
MGE Energy, Inc.	17,332	1,148,072
Middlesex Water Co.	7,739	457,839
National Fuel Gas Co.	43,188	2,302,352
New Jersey Resources Corp.	45,423	2,155,321
NextEra Energy, Inc.	242,855	48,136,290
NiSource, Inc.	189,421	5,275,375
Northwest Natural Holding Co.	14,680	1,010,278
NorthWestern Corp.	25,851	1,833,870
NRG Energy, Inc.	142,484	4,850,155
OGE Energy Corp.	101,223	4,206,828
ONE Gas, Inc.	26,987	2,362,982
Ormat Technologies, Inc.	26,142	1,543,424
Otter Tail Corp.	20,387	1,012,622
Pattern Energy Group, Inc., Class A	47,212	1,001,367
Pinnacle West Capital Corp.	56,883	5,341,883
PNM Resources, Inc.	41,227	1,942,204
Portland General Electric Co.	45,373	2,398,417
PPL Corp.	365,770	10,885,315
Public Service Enterprise Group, Inc.	256,046	15,045,263
Sempra Energy	139,056	18,278,911
SJW Group	12,264	755,830
South Jersey Industries, Inc.	47,173	1,488,308
Southwest Gas Holdings, Inc.	27,075	2,305,166
Spire, Inc.	25,877	2,156,072
TerraForm Power, Inc., Class A	39,690	535,815
The Southern Co.	524,378	28,054,223
UGI Corp.	87,635	4,522,842
Unitil Corp.	7,865	447,204
Vistra Energy Corp.	200,983	4,735,160

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
WEC Energy Group, Inc.	159,768	12,869,312
Xcel Energy, Inc.	260,751	14,951,462
		462,298,263
Total Common Stock
(Cost $11,209,870,641)		13,929,757,664

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(c)	15,456	6,692

Media & Entertainment 0.0%
Media General, Inc. CVR *(c)	42,134	3,586
Total Rights
(Cost $6,693)		10,278

Other Investment Companies 0.1% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32% (d)	6,303,690	6,303,690

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 2.30% (d)	10,890,962	10,890,962
Total Other Investment Companies
(Cost $17,194,652)		17,194,652

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/21/19	216	29,728,080	(1,369,445)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $10,161,406.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended May 31, 2019:
	Balance of Shares Held at 8/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 5/31/19	Market Value at 5/31/19	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	534,013	105,923	(41,059)	598,877	$24,919,272	($5,670,719)	$514,374	$272,811

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$13,929,757,664	$—	$—	$13,929,757,664
Rights[1]
Materials	—	—	6,692	6,692
Media & Entertainment	—	—	3,586	3,586
Other Investment Companies[1]	17,194,652	—	—	17,194,652
Liabilities
Futures Contracts[2]	(1,369,445)	—	—	(1,369,445)
Total	$13,945,582,871	$—	$10,278	$13,945,593,149
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab 1000 Index® ETF

Portfolio Holdings as of May 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.6%
Aptiv plc	7,706	493,492
Autoliv, Inc.	2,572	158,358
BorgWarner, Inc.	6,084	215,860
Ford Motor Co.	115,588	1,100,398
General Motors Co.	38,719	1,290,891
Gentex Corp.	7,704	164,557
Harley-Davidson, Inc.	4,755	155,584
Lear Corp.	1,854	220,682
Tesla, Inc. *	4,060	751,750
The Goodyear Tire & Rubber Co.	6,901	92,542
Thor Industries, Inc.	1,545	79,784
		4,723,898

Banks 5.4%
Associated Banc-Corp.	4,863	96,336
Bank of America Corp.	265,951	7,074,297
Bank OZK	3,565	103,028
BankUnited, Inc.	3,002	97,505
BB&T Corp.	22,603	1,056,690
BOK Financial Corp.	934	69,985
CIT Group, Inc.	3,030	144,046
Citigroup, Inc.	69,632	4,327,629
Citizens Financial Group, Inc.	13,617	443,642
Comerica, Inc.	4,733	325,725
Commerce Bancshares, Inc.	2,894	165,913
Cullen/Frost Bankers, Inc.	1,831	167,115
East West Bancorp, Inc.	4,267	182,286
Essent Group Ltd. *	2,844	133,526
F.N.B. Corp.	9,305	102,355
Fifth Third Bancorp	22,810	604,465
First Citizens BancShares, Inc., Class A	261	109,646
First Financial Bankshares, Inc.	2,098	118,873
First Hawaiian, Inc.	2,586	64,365
First Horizon National Corp.	9,251	124,056
First Republic Bank	4,887	474,137
Glacier Bancorp, Inc.	2,459	96,909
Hancock Whitney Corp.	2,507	95,216
Huntington Bancshares, Inc.	31,165	394,237
IBERIABANK Corp.	1,695	121,192
Investors Bancorp, Inc.	6,693	69,674
JPMorgan Chase & Co.	96,933	10,271,021
KeyCorp	29,848	476,673
LendingTree, Inc. *	224	84,166
M&T Bank Corp.	4,128	658,829
MGIC Investment Corp. *	10,489	142,126
New York Community Bancorp, Inc.	13,449	133,549
PacWest Bancorp	3,565	129,552
People’s United Financial, Inc.	11,532	177,247
Pinnacle Financial Partners, Inc.	2,158	114,266
Popular, Inc.	2,933	153,132
Prosperity Bancshares, Inc.	1,942	125,861
Radian Group, Inc.	6,215	139,527
Security	Number of Shares	Value ($)
Regions Financial Corp.	30,191	417,541
Signature Bank	1,617	185,227
Sterling Bancorp	6,467	124,878
SunTrust Banks, Inc.	13,092	785,651
SVB Financial Group *	1,552	312,573
Synovus Financial Corp.	4,646	148,486
TCF Financial Corp.	4,932	94,004
TFS Financial Corp.	1,695	29,103
The PNC Financial Services Group, Inc.	13,456	1,712,410
U.S. Bancorp	44,600	2,238,920
UMB Financial Corp.	1,282	79,151
Umpqua Holdings Corp.	6,554	104,667
United Bankshares, Inc.	3,015	107,877
Valley National Bancorp	9,735	95,598
Webster Financial Corp.	2,742	121,416
Wells Fargo & Co.	121,235	5,379,197
Western Alliance Bancorp *	2,825	116,249
Wintrust Financial Corp.	1,695	114,819
Zions Bancorp NA	5,476	235,851
		41,772,415

Capital Goods 6.7%
3M Co.	17,028	2,720,223
A.O. Smith Corp.	4,139	167,629
Acuity Brands, Inc.	1,163	143,828
AECOM *	4,531	144,539
AGCO Corp.	1,913	127,329
Air Lease Corp.	3,119	112,284
Allegion plc	2,860	277,563
Allison Transmission Holdings, Inc.	3,646	150,908
AMETEK, Inc.	6,701	548,745
Arconic, Inc.	11,913	260,895
BWX Technologies, Inc.	2,915	135,664
Carlisle Cos., Inc.	1,722	229,560
Caterpillar, Inc.	17,014	2,038,447
Crane Co.	1,500	114,690
Cummins, Inc.	4,265	642,991
Curtiss-Wright Corp.	1,281	142,819
Deere & Co.	9,448	1,324,326
Donaldson Co., Inc.	3,797	180,168
Dover Corp.	4,268	381,602
Eaton Corp. plc	12,528	933,211
EMCOR Group, Inc.	1,695	136,549
Emerson Electric Co.	18,179	1,095,103
EnerSys	1,357	76,304
Fastenal Co.	17,108	523,334
Flowserve Corp.	3,995	185,568
Fluor Corp.	4,211	116,729
Fortive Corp.	8,709	663,190
Fortune Brands Home & Security, Inc.	4,126	198,296
Gardner Denver Holdings, Inc. *	3,666	124,534
Gates Industrial Corp. plc *	1,371	15,465
Generac Holdings, Inc. *	1,827	100,759
General Dynamics Corp.	8,006	1,287,525
General Electric Co.	257,489	2,430,696
Graco, Inc.	4,920	232,322

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
GrafTech International Ltd.	1,811	17,947
Harris Corp.	3,490	653,293
HD Supply Holdings, Inc. *	5,199	215,707
HEICO Corp.	1,205	146,516
HEICO Corp., Class A	2,172	213,421
Hexcel Corp.	2,572	187,216
Honeywell International, Inc.	21,591	3,547,617
Hubbell, Inc.	1,606	183,951
Huntington Ingalls Industries, Inc.	1,210	248,195
IDEX Corp.	2,260	345,125
Illinois Tool Works, Inc.	8,936	1,247,823
Ingersoll-Rand plc	7,186	850,391
ITT, Inc.	2,560	147,507
Jacobs Engineering Group, Inc.	3,490	262,762
Johnson Controls International plc	26,924	1,037,112
L3 Technologies, Inc.	2,346	567,873
Lennox International, Inc.	1,069	282,334
Lincoln Electric Holdings, Inc.	1,895	143,906
Lockheed Martin Corp.	7,286	2,466,602
Masco Corp.	8,699	303,769
MasTec, Inc. *	1,876	87,215
MSC Industrial Direct Co., Inc., Class A	1,285	90,798
Nordson Corp.	1,534	192,701
Northrop Grumman Corp.	5,014	1,520,495
nVent Electric plc	4,769	109,973
Oshkosh Corp.	2,077	147,862
Owens Corning	3,261	158,061
PACCAR, Inc.	10,249	674,589
Parker-Hannifin Corp.	3,808	580,035
Pentair plc	4,682	163,027
Proto Labs, Inc. *	796	79,879
Quanta Services, Inc.	4,121	143,246
Raytheon Co.	8,347	1,456,551
RBC Bearings, Inc. *	726	103,310
Rockwell Automation, Inc.	3,531	525,589
Roper Technologies, Inc.	3,075	1,057,554
Sensata Technologies Holding plc *	4,914	209,779
Snap-on, Inc.	1,669	260,230
Spirit AeroSystems Holdings, Inc., Class A	3,116	252,521
Stanley Black & Decker, Inc.	4,489	571,091
Teledyne Technologies, Inc. *	1,081	254,900
Textron, Inc.	6,932	314,020
The Boeing Co.	15,557	5,314,427
The Middleby Corp. *	1,643	214,362
The Timken Co.	2,043	89,912
The Toro Co.	3,119	203,234
TransDigm Group, Inc. *	1,435	632,763
Trex Co., Inc. *	1,719	102,831
United Rentals, Inc. *	2,368	260,717
United Technologies Corp.	24,008	3,032,210
W.W. Grainger, Inc.	1,330	348,048
WABCO Holdings, Inc. *	1,543	201,994
Wabtec Corp.	4,691	292,625
Watsco, Inc.	939	147,789
Woodward, Inc.	1,624	176,886
Xylem, Inc.	5,303	393,589
		51,397,675

Commercial & Professional Services 0.9%
ADT, Inc.	3,580	20,943
Cintas Corp.	2,509	556,571
Copart, Inc. *	5,905	422,089
CoStar Group, Inc. *	1,084	552,450
Equifax, Inc.	3,556	429,920
IHS Markit Ltd. *	10,799	619,755
Insperity, Inc.	1,130	128,707
KAR Auction Services, Inc.	3,955	222,350
ManpowerGroup, Inc.	1,760	150,515
Security	Number of Shares	Value ($)
MSA Safety, Inc.	1,025	101,864
Nielsen Holdings plc	10,613	241,233
Republic Services, Inc.	6,445	545,183
Robert Half International, Inc.	3,592	192,747
Rollins, Inc.	4,322	162,378
Stericycle, Inc. *	2,549	118,223
The Brink’s Co.	1,494	115,038
TransUnion	5,442	356,669
Verisk Analytics, Inc.	4,818	674,520
Waste Management, Inc.	11,565	1,264,633
		6,875,788

Consumer Durables & Apparel 1.2%
Brunswick Corp.	2,682	111,249
Capri Holdings Ltd. *	4,580	148,758
Carter’s, Inc.	1,389	116,829
Columbia Sportswear Co.	880	82,526
D.R. Horton, Inc.	10,062	430,251
Deckers Outdoor Corp. *	854	129,893
Garmin Ltd.	3,555	271,886
Hanesbrands, Inc.	10,847	161,078
Hasbro, Inc.	3,404	323,857
Kontoor Brands, Inc. *	1,373	40,229
Leggett & Platt, Inc.	3,827	135,897
Lennar Corp., Class A	8,506	422,408
Lululemon Athletica, Inc. *	3,101	513,495
Mattel, Inc. *	9,933	97,840
Mohawk Industries, Inc. *	1,826	247,514
Newell Brands, Inc.	11,487	154,156
NIKE, Inc., Class B	37,231	2,871,999
NVR, Inc. *	102	326,560
Polaris Industries, Inc.	1,710	136,595
PulteGroup, Inc.	7,552	234,112
PVH Corp.	2,205	187,844
Ralph Lauren Corp.	1,538	161,690
Skechers U.S.A., Inc., Class A *	3,955	110,463
Tapestry, Inc.	8,737	249,529
Toll Brothers, Inc.	4,028	140,054
Under Armour, Inc., Class A *	5,446	124,169
Under Armour, Inc., Class C *	5,710	115,513
VF Corp.	9,608	786,703
Whirlpool Corp.	1,875	215,400
		9,048,497

Consumer Services 2.3%
Aramark	7,463	259,638
Bright Horizons Family Solutions, Inc. *	1,712	234,647
Caesars Entertainment Corp. *	16,951	148,999
Carnival Corp.	11,878	608,035
Chegg, Inc. *	3,039	113,841
Chipotle Mexican Grill, Inc. *	722	476,498
Choice Hotels International, Inc.	1,010	83,113
Churchill Downs, Inc.	1,065	104,988
Cracker Barrel Old Country Store, Inc.	716	112,476
Darden Restaurants, Inc.	3,651	424,684
Domino’s Pizza, Inc.	1,216	339,872
Dunkin’ Brands Group, Inc.	2,430	180,355
Eldorado Resorts, Inc. *	1,916	94,210
Grand Canyon Education, Inc. *	1,471	176,314
H&R Block, Inc.	5,965	156,581
Hilton Worldwide Holdings, Inc.	8,635	772,314
Las Vegas Sands Corp.	10,923	600,765
Marriott International, Inc., Class A	8,341	1,041,290
Marriott Vacations Worldwide Corp.	1,195	107,431
McDonald’s Corp.	22,653	4,491,410
MGM Resorts International	15,077	374,211
Norwegian Cruise Line Holdings Ltd. *	6,399	350,089

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Planet Fitness, Inc., Class A *	2,458	187,963
Royal Caribbean Cruises Ltd.	5,123	623,777
Service Corp. International	5,343	234,397
ServiceMaster Global Holdings, Inc. *	3,955	213,570
Six Flags Entertainment Corp.	2,061	101,731
Starbucks Corp.	36,843	2,802,279
Texas Roadhouse, Inc.	1,942	99,547
The Wendy’s Co.	5,441	100,060
Vail Resorts, Inc.	1,189	255,766
Wyndham Destinations, Inc.	2,825	112,379
Wyndham Hotels & Resorts, Inc.	2,932	156,393
Wynn Resorts Ltd.	2,861	307,071
Yum! Brands, Inc.	9,080	929,338
		17,376,032

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	1,529	128,161
AGNC Investment Corp.	16,014	262,630
Ally Financial, Inc.	11,913	343,928
American Express Co.	20,452	2,346,049
Ameriprise Financial, Inc.	4,009	554,164
Annaly Capital Management, Inc.	41,493	365,553
AXA Equitable Holdings, Inc.	7,397	152,008
Berkshire Hathaway, Inc., Class B *	57,559	11,363,298
BlackRock, Inc.	3,610	1,500,172
Blackstone Mortgage Trust, Inc., Class A	3,578	126,160
Capital One Financial Corp.	13,847	1,189,042
Cboe Global Markets, Inc.	3,314	359,702
Chimera Investment Corp.	5,511	100,521
CME Group, Inc.	10,601	2,036,664
Credit Acceptance Corp. *	367	167,495
Discover Financial Services	9,720	724,626
E*TRADE Financial Corp.	7,266	325,517
Eaton Vance Corp.	3,405	130,139
Evercore, Inc., Class A	1,241	95,842
FactSet Research Systems, Inc.	1,130	314,366
FirstCash, Inc.	1,280	121,242
Franklin Resources, Inc.	8,732	277,852
Green Dot Corp., Class A *	1,389	64,463
Interactive Brokers Group, Inc., Class A	2,262	114,910
Intercontinental Exchange, Inc.	16,808	1,381,786
Invesco Ltd.	11,940	233,308
Janus Henderson Group plc	4,825	98,044
Jefferies Financial Group, Inc.	7,733	136,642
Lazard Ltd., Class A	3,863	120,371
LPL Financial Holdings, Inc.	2,537	203,518
MarketAxess Holdings, Inc.	1,130	336,537
Moody’s Corp.	4,931	901,781
Morgan Stanley	38,377	1,561,560
Morningstar, Inc.	565	79,123
MSCI, Inc.	2,485	546,725
Nasdaq, Inc.	3,460	313,614
New Residential Investment Corp.	12,023	183,351
Northern Trust Corp.	6,479	554,084
OneMain Holdings, Inc.	2,190	65,415
Raymond James Financial, Inc.	3,771	311,409
S&P Global, Inc.	7,366	1,575,440
Santander Consumer USA Holdings, Inc.	3,390	75,902
SEI Investments Co.	3,783	190,096
SLM Corp.	12,999	123,620
Starwood Property Trust, Inc.	8,048	177,458
State Street Corp.	11,174	617,364
Stifel Financial Corp.	2,174	116,592
Synchrony Financial	19,484	655,247
T. Rowe Price Group, Inc.	6,988	706,766
TD Ameritrade Holding Corp.	7,920	394,020
The Bank of New York Mellon Corp.	25,957	1,108,104
The Charles Schwab Corp. (a)	34,990	1,455,934
Security	Number of Shares	Value ($)
The Goldman Sachs Group, Inc.	10,150	1,852,273
Two Harbors Investment Corp.	7,978	97,491
Voya Financial, Inc.	4,533	230,866
		39,568,945

Energy 4.6%
Anadarko Petroleum Corp.	14,801	1,041,546
Antero Resources Corp. *	6,411	42,120
Apache Corp.	11,160	290,941
Baker Hughes a GE Co.	15,107	323,441
Cabot Oil & Gas Corp.	12,619	315,727
Centennial Resource Development, Inc., Class A *	5,397	42,636
Cheniere Energy, Inc. *	6,564	414,714
Chevron Corp.	56,280	6,407,478
Cimarex Energy Co.	2,940	168,139
Concho Resources, Inc.	5,936	581,787
ConocoPhillips	33,530	1,976,929
Continental Resources, Inc. *	2,678	93,730
CVR Energy, Inc.	858	36,439
Devon Energy Corp.	12,277	308,889
Diamondback Energy, Inc.	4,536	444,800
EOG Resources, Inc.	17,144	1,403,751
EQT Corp.	7,587	138,842
Equitrans Midstream Corp. *	5,932	117,810
Exxon Mobil Corp.	125,482	8,880,361
Halliburton Co.	25,783	548,920
Helmerich & Payne, Inc.	3,167	154,898
Hess Corp.	7,510	419,509
HollyFrontier Corp.	4,648	176,531
Kinder Morgan, Inc.	57,531	1,147,744
Marathon Oil Corp.	24,500	322,175
Marathon Petroleum Corp.	19,914	915,845
Murphy Oil Corp.	4,690	116,547
National Oilwell Varco, Inc.	11,497	239,713
Noble Energy, Inc.	14,459	309,423
Occidental Petroleum Corp.	22,109	1,100,365
ONEOK, Inc.	12,182	775,019
Parsley Energy, Inc., Class A *	7,587	135,276
PBF Energy, Inc., Class A	3,436	90,710
Peabody Energy Corp.	2,452	57,671
Phillips 66	12,471	1,007,657
Pioneer Natural Resources Co.	5,020	712,639
Schlumberger Ltd.	41,133	1,426,904
Targa Resources Corp.	6,741	259,259
TechnipFMC plc	12,759	265,387
The Williams Cos., Inc.	35,729	942,531
Transocean Ltd. *	14,736	91,363
Valero Energy Corp.	12,321	867,398
WPX Energy, Inc. *	11,590	124,708
		35,238,272

Food & Staples Retailing 1.4%
BJ’s Wholesale Club Holdings, Inc. *	2,732	68,245
Casey’s General Stores, Inc.	1,057	136,437
Costco Wholesale Corp.	13,039	3,123,884
Performance Food Group Co. *	3,276	128,911
Sysco Corp.	13,999	963,411
The Kroger Co.	23,817	543,266
US Foods Holding Corp. *	6,441	222,601
Walgreens Boots Alliance, Inc.	23,718	1,170,246
Walmart, Inc.	42,153	4,276,000
		10,633,001

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 3.7%
Altria Group, Inc.	55,443	2,720,034
Archer-Daniels-Midland Co.	16,599	636,074
Brown-Forman Corp., Class B	4,950	247,401
Bunge Ltd.	4,176	218,363
Campbell Soup Co.	5,650	205,151
Conagra Brands, Inc.	14,284	382,383
Constellation Brands, Inc., Class A	4,913	866,899
Darling Ingredients, Inc. *	4,856	91,778
Flowers Foods, Inc.	5,326	119,143
General Mills, Inc.	17,669	873,555
Hormel Foods Corp.	8,053	318,013
Ingredion, Inc.	2,024	154,148
Kellogg Co.	7,415	389,732
Keurig Dr Pepper, Inc.	5,397	152,141
Lamb Weston Holdings, Inc.	4,329	256,493
Lancaster Colony Corp.	572	82,271
McCormick & Co., Inc. Non-Voting Shares	3,633	566,893
Molson Coors Brewing Co., Class B	5,555	305,414
Mondelez International, Inc., Class A	42,843	2,178,567
Monster Beverage Corp. *	11,586	716,710
National Beverage Corp.	365	16,480
PepsiCo, Inc.	41,611	5,326,208
Philip Morris International, Inc.	45,983	3,546,669
Pilgrim’s Pride Corp. *	1,609	41,142
Post Holdings, Inc. *	1,975	207,572
Seaboard Corp.	8	32,800
The Coca-Cola Co.	113,836	5,592,763
The Hershey Co.	4,116	543,147
The J.M. Smucker Co.	3,344	406,497
The Kraft Heinz Co.	18,551	512,935
TreeHouse Foods, Inc. *	1,646	85,806
Tyson Foods, Inc., Class A	8,782	666,466
		28,459,648

Health Care Equipment & Services 6.2%
Abbott Laboratories	52,018	3,960,130
ABIOMED, Inc. *	1,333	349,139
Align Technology, Inc. *	2,151	611,637
Amedisys, Inc. *	852	95,688
AmerisourceBergen Corp.	4,609	358,857
Anthem, Inc.	7,616	2,117,096
Baxter International, Inc.	14,093	1,034,990
Becton Dickinson & Co.	7,964	1,859,116
Boston Scientific Corp. *	41,008	1,575,117
Cantel Medical Corp.	1,062	73,002
Cardinal Health, Inc.	8,852	372,404
Centene Corp. *	12,221	705,763
Cerner Corp. *	9,570	669,613
Chemed Corp.	483	158,395
Cigna Corp. *	11,267	1,667,741
Covetrus, Inc. *	2,787	68,727
CVS Health Corp.	38,345	2,008,128
Danaher Corp.	18,616	2,457,498
DaVita, Inc. *	3,694	160,393
DENTSPLY SIRONA, Inc.	6,925	373,050
DexCom, Inc. *	2,645	320,839
Edwards Lifesciences Corp. *	6,133	1,046,903
Encompass Health Corp.	3,024	178,174
Globus Medical, Inc., Class A *	2,262	88,897
Haemonetics Corp. *	1,517	147,134
HCA Healthcare, Inc.	7,919	957,882
HealthEquity, Inc. *	1,598	104,445
Henry Schein, Inc. *	4,443	286,396
Hill-Rom Holdings, Inc.	1,964	188,839
Hologic, Inc. *	7,910	348,119
Humana, Inc.	3,998	978,950
Security	Number of Shares	Value ($)
ICU Medical, Inc. *	486	103,421
IDEXX Laboratories, Inc. *	2,556	638,412
Insulet Corp. *	1,794	196,963
Integra LifeSciences Holdings Corp. *	2,055	95,763
Intuitive Surgical, Inc. *	3,393	1,577,236
Laboratory Corp. of America Holdings *	2,920	474,821
LHC Group, Inc. *	859	97,308
LivaNova plc *	1,431	102,889
Masimo Corp. *	1,463	191,273
McKesson Corp.	5,681	693,877
Medidata Solutions, Inc. *	1,811	165,073
MEDNAX, Inc. *	2,557	63,056
Medtronic plc	39,728	3,678,018
Molina Healthcare, Inc. *	1,854	263,750
Penumbra, Inc. *	913	130,285
Quest Diagnostics, Inc.	3,973	381,050
ResMed, Inc.	4,247	484,668
STERIS plc *	2,533	338,611
Stryker Corp.	9,154	1,677,379
Teladoc Health, Inc. *	2,060	119,727
Teleflex, Inc.	1,373	395,836
The Cooper Cos., Inc.	1,460	434,773
UnitedHealth Group, Inc.	28,411	6,869,780
Universal Health Services, Inc., Class B	2,478	296,245
Varian Medical Systems, Inc. *	2,679	338,251
Veeva Systems, Inc., Class A *	3,692	569,639
WellCare Health Plans, Inc. *	1,490	411,523
West Pharmaceutical Services, Inc.	2,169	248,567
Wright Medical Group N.V. *	3,417	104,970
Zimmer Biomet Holdings, Inc.	6,039	688,023
		47,154,249

Household & Personal Products 1.7%
Church & Dwight Co., Inc.	7,305	543,565
Colgate-Palmolive Co.	25,523	1,776,911
Coty, Inc., Class A	8,925	110,134
Herbalife Nutrition Ltd. *	3,072	128,348
Kimberly-Clark Corp.	10,176	1,301,409
Nu Skin Enterprises, Inc., Class A	1,648	76,945
The Clorox Co.	3,781	562,651
The Estee Lauder Cos., Inc., Class A	6,450	1,038,643
The Procter & Gamble Co.	74,038	7,619,251
		13,157,857

Insurance 2.8%
Aflac, Inc.	22,299	1,143,939
Alleghany Corp. *	431	285,882
American Financial Group, Inc.	2,066	202,881
American International Group, Inc.	25,700	1,312,499
American National Insurance Co.	254	28,796
Aon plc	7,098	1,278,137
Arch Capital Group Ltd. *	11,937	410,991
Arthur J. Gallagher & Co.	5,428	457,038
Assurant, Inc.	1,806	180,528
Assured Guaranty Ltd.	3,187	130,253
Athene Holding Ltd., Class A *	3,717	151,096
Axis Capital Holdings Ltd.	2,462	146,686
Brighthouse Financial, Inc. *	3,634	128,971
Brown & Brown, Inc.	6,979	220,327
Chubb Ltd.	13,595	1,985,822
Cincinnati Financial Corp.	4,463	438,445
CNA Financial Corp.	823	37,002
Erie Indemnity Co., Class A	605	128,665
Everest Re Group Ltd.	1,192	295,211
Fidelity National Financial, Inc.	8,214	316,650
First American Financial Corp.	3,296	170,238
Kemper Corp.	1,786	148,220

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Lincoln National Corp.	6,017	357,711
Loews Corp.	8,077	414,835
Markel Corp. *	414	438,372
Marsh & McLennan Cos., Inc.	14,937	1,427,977
MetLife, Inc.	28,300	1,307,743
Old Republic International Corp.	8,481	187,006
Primerica, Inc.	1,239	142,311
Principal Financial Group, Inc.	7,686	396,367
Prudential Financial, Inc.	12,101	1,117,890
Reinsurance Group of America, Inc.	1,843	272,875
RenaissanceRe Holdings Ltd.	1,242	216,654
Selective Insurance Group, Inc.	1,727	123,740
The Allstate Corp.	9,815	937,431
The Hanover Insurance Group, Inc.	1,190	145,370
The Hartford Financial Services Group, Inc.	10,703	563,620
The Progressive Corp.	17,257	1,368,135
The Travelers Cos., Inc.	7,826	1,139,231
Torchmark Corp.	3,030	259,095
Unum Group	6,382	200,969
W.R. Berkley Corp.	4,334	269,575
Willis Towers Watson plc	3,815	669,532
		21,554,716

Materials 2.7%
Air Products & Chemicals, Inc.	6,492	1,321,706
Albemarle Corp.	3,103	196,420
Alcoa Corp. *	5,472	115,952
AptarGroup, Inc.	1,878	212,721
Ashland Global Holdings, Inc.	1,853	138,734
Avery Dennison Corp.	2,466	256,612
Axalta Coating Systems Ltd. *	6,130	144,116
Ball Corp.	9,878	606,410
Bemis Co., Inc.	2,743	160,054
Berry Global Group, Inc. *	3,816	179,428
Celanese Corp., Series A	3,774	358,266
CF Industries Holdings, Inc.	6,569	264,337
Crown Holdings, Inc. *	3,955	219,226
Dow, Inc. *	22,289	1,042,234
DowDuPont, Inc.	66,675	2,034,921
Eastman Chemical Co.	4,153	269,613
Ecolab, Inc.	7,515	1,383,436
Element Solutions, Inc. *	6,878	65,066
FMC Corp.	4,054	297,766
Freeport-McMoRan, Inc.	43,044	417,957
Graphic Packaging Holding Co.	9,040	117,520
Huntsman Corp.	6,218	108,007
Ingevity Corp. *	1,234	108,222
International Flavors & Fragrances, Inc.	3,018	408,698
International Paper Co.	11,868	492,166
Linde plc	16,318	2,946,215
Livent Corp. *	4,304	27,201
Louisiana-Pacific Corp.	3,835	87,515
LyondellBasell Industries N.V., Class A	8,975	666,394
Martin Marietta Materials, Inc.	1,845	388,372
NewMarket Corp.	260	100,620
Newmont Goldcorp Corp.	24,075	796,642
Nucor Corp.	9,149	439,152
Olin Corp.	4,854	95,187
Packaging Corp. of America	2,768	246,573
PPG Industries, Inc.	6,969	729,306
Reliance Steel & Aluminum Co.	1,968	163,875
Royal Gold, Inc.	1,921	169,029
RPM International, Inc.	3,900	208,728
Sealed Air Corp.	4,656	195,086
Sonoco Products Co.	2,915	180,234
Steel Dynamics, Inc.	6,780	170,517
The Chemours Co.	4,983	105,091
The Mosaic Co.	10,358	222,386
Security	Number of Shares	Value ($)
The Scotts Miracle-Gro Co.	1,196	107,078
The Sherwin-Williams Co.	2,428	1,018,425
United States Steel Corp.	5,085	60,105
Valvoline, Inc.	5,650	98,593
Vulcan Materials Co.	3,884	485,150
W.R. Grace & Co.	1,937	136,520
Westlake Chemical Corp.	1,071	61,358
Westrock Co.	7,582	247,173
		21,072,113

Media & Entertainment 8.0%
Activision Blizzard, Inc.	22,605	980,379
Alphabet, Inc., Class A *	8,861	9,804,696
Alphabet, Inc., Class C *	9,100	10,043,033
Altice USA, Inc., Class A	3,742	87,900
Cable One, Inc.	146	163,089
Cargurus, Inc. *	968	33,067
CBS Corp., Class B Non-Voting Shares	10,280	496,318
Charter Communications, Inc., Class A *	5,133	1,934,114
Cinemark Holdings, Inc.	3,059	116,211
Comcast Corp., Class A	133,629	5,478,789
Discovery, Inc., Class A *	4,686	127,740
Discovery, Inc., Class C *	10,702	274,399
DISH Network Corp., Class A *	6,837	246,884
Electronic Arts, Inc. *	8,837	822,548
Facebook, Inc., Class A *	70,615	12,532,044
Fox Corp., Class A *	10,363	365,088
Fox Corp., Class B *	4,985	173,029
GCI Liberty, Inc., Class A *	2,907	168,868
IAC/InterActiveCorp *	2,295	506,851
Liberty Broadband Corp., Class C *	4,520	443,638
Liberty Global plc, Class A *	5,988	147,305
Liberty Global plc, Class C *	15,479	375,211
Liberty Media Corp. — Liberty Formula One, Class C *	5,969	222,823
Liberty Media Corp. — Liberty SiriusXM, Class A *	2,438	87,817
Liberty Media Corp. — Liberty SiriusXM, Class C *	4,694	169,641
Live Nation Entertainment, Inc. *	4,166	253,376
Netflix, Inc. *	12,927	4,437,581
News Corp., Class A	11,311	128,832
Nexstar Media Group, Inc., Class A	1,402	140,410
Omnicom Group, Inc.	6,627	512,665
Sirius XM Holdings, Inc.	48,594	258,034
Snap, Inc., Class A *	21,776	258,917
Take-Two Interactive Software, Inc. *	3,337	360,897
The Interpublic Group of Cos., Inc.	11,300	239,786
The Madison Square Garden Co., Class A *	514	152,062
The New York Times Co., Class A	4,386	139,562
The Walt Disney Co.	51,672	6,822,771
Tribune Media Co., Class A	2,330	107,879
TripAdvisor, Inc. *	3,118	131,798
Twitter, Inc. *	21,554	785,428
Viacom, Inc., Class B	10,466	303,828
World Wrestling Entertainment, Inc., Class A	1,362	99,072
Zillow Group, Inc., Class C *	3,642	156,679
Zynga, Inc., Class A *	24,427	153,646
		61,244,705

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
AbbVie, Inc.	43,621	3,346,167
Agilent Technologies, Inc.	9,454	633,891
Agios Pharmaceuticals, Inc. *	1,489	68,747
Alexion Pharmaceuticals, Inc. *	6,609	751,311
Alkermes plc *	4,520	97,361
Allergan plc	9,242	1,126,692

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Alnylam Pharmaceuticals, Inc. *	2,784	187,976
Amgen, Inc.	18,448	3,075,282
Array BioPharma, Inc. *	6,589	174,081
Bio-Rad Laboratories, Inc., Class A *	598	171,584
Bio-Techne Corp.	1,109	219,637
Biogen, Inc. *	5,829	1,278,241
BioMarin Pharmaceutical, Inc. *	5,318	437,352
Bluebird Bio, Inc. *	1,618	194,030
Bristol-Myers Squibb Co.	48,320	2,192,278
Bruker Corp.	2,980	124,475
Catalent, Inc. *	4,256	193,648
Celgene Corp. *	20,753	1,946,424
Charles River Laboratories International, Inc. *	1,447	181,526
Eli Lilly & Co.	25,562	2,963,658
Emergent BioSolutions, Inc. *	1,319	52,654
Exact Sciences Corp. *	3,701	383,535
Exelixis, Inc. *	8,693	170,296
FibroGen, Inc. *	2,172	78,713
Gilead Sciences, Inc.	37,755	2,350,249
Horizon Therapeutics plc *	5,355	127,610
Illumina, Inc. *	4,360	1,338,128
Immunomedics, Inc. *	5,023	65,651
Incyte Corp. *	5,275	414,773
Intercept Pharmaceuticals, Inc. *	644	53,336
Ionis Pharmaceuticals, Inc. *	4,105	269,288
IQVIA Holdings, Inc. *	4,706	639,310
Jazz Pharmaceuticals plc *	1,701	213,560
Johnson & Johnson	78,839	10,339,735
Merck & Co., Inc.	76,435	6,054,416
Mettler-Toledo International, Inc. *	731	528,579
Mylan N.V. *	15,112	253,882
Nektar Therapeutics *	5,126	160,546
Neurocrine Biosciences, Inc. *	2,674	226,702
PerkinElmer, Inc.	3,336	288,030
Perrigo Co., plc	3,783	158,962
Pfizer, Inc.	164,331	6,823,023
PRA Health Sciences, Inc. *	1,709	148,222
Regeneron Pharmaceuticals, Inc. *	2,317	699,085
Sage Therapeutics, Inc. *	1,472	252,993
Sarepta Therapeutics, Inc. *	2,062	234,759
Seattle Genetics, Inc. *	3,224	209,786
Syneos Health, Inc. *	1,780	73,389
Thermo Fisher Scientific, Inc.	11,913	3,180,533
United Therapeutics Corp. *	1,340	112,520
Vertex Pharmaceuticals, Inc. *	7,559	1,256,155
Waters Corp. *	2,110	423,498
Zoetis, Inc.	14,203	1,435,213
		58,381,492

Real Estate 3.9%
Alexandria Real Estate Equities, Inc.	3,323	486,520
American Campus Communities, Inc.	4,096	189,727
American Homes 4 Rent, Class A	7,474	182,440
American Tower Corp.	13,054	2,725,284
Americold Realty Trust	5,586	174,842
Apartment Investment & Management Co., Class A	4,555	227,522
Apple Hospitality REIT, Inc.	6,215	95,960
AvalonBay Communities, Inc.	4,093	830,920
Boston Properties, Inc.	4,583	599,594
Brixmor Property Group, Inc.	8,795	150,834
Camden Property Trust	2,879	297,573
CBRE Group, Inc., Class A *	9,243	422,405
CoreSite Realty Corp.	1,059	123,606
Cousins Properties, Inc.	12,553	113,605
Crown Castle International Corp.	12,282	1,596,783
CubeSmart	5,604	188,967
CyrusOne, Inc.	3,234	190,935
Security	Number of Shares	Value ($)
Digital Realty Trust, Inc.	6,130	721,624
Douglas Emmett, Inc.	4,759	191,740
Duke Realty Corp.	10,671	321,090
EastGroup Properties, Inc.	1,065	118,215
EPR Properties	2,184	170,570
Equinix, Inc.	2,473	1,201,359
Equity Commonwealth	3,540	115,298
Equity LifeStyle Properties, Inc.	2,695	327,874
Equity Residential	10,968	839,820
Essex Property Trust, Inc.	1,962	572,394
Extra Space Storage, Inc.	3,761	403,029
Federal Realty Investment Trust	2,192	286,560
First Industrial Realty Trust, Inc.	3,859	133,946
Gaming & Leisure Properties, Inc.	6,064	239,467
HCP, Inc.	14,268	452,438
Healthcare Realty Trust, Inc.	3,643	117,450
Healthcare Trust of America, Inc., Class A	5,950	171,300
Highwoods Properties, Inc.	3,027	132,764
Hospitality Properties Trust	5,047	125,519
Host Hotels & Resorts, Inc.	22,178	401,644
Hudson Pacific Properties, Inc.	4,569	152,650
Invitation Homes, Inc.	9,958	255,224
Iron Mountain, Inc.	8,404	257,583
JBG SMITH Properties	3,652	144,217
Jones Lang LaSalle, Inc.	1,337	166,390
Kilroy Realty Corp.	2,935	216,339
Kimco Realty Corp.	12,430	216,282
Lamar Advertising Co., Class A	2,548	199,279
Liberty Property Trust	4,414	209,533
Life Storage, Inc.	1,358	130,748
Medical Properties Trust, Inc.	11,266	200,309
Mid-America Apartment Communities, Inc.	3,343	381,704
National Health Investors, Inc.	1,238	97,245
National Retail Properties, Inc.	4,799	256,890
Omega Healthcare Investors, Inc.	6,261	223,017
Paramount Group, Inc.	6,244	88,977
Park Hotels & Resorts, Inc.	5,857	161,770
Pebblebrook Hotel Trust	3,781	105,225
Prologis, Inc.	18,669	1,375,345
PS Business Parks, Inc.	585	94,138
Public Storage	4,453	1,059,280
Rayonier, Inc.	3,827	107,730
Realty Income Corp.	8,981	629,388
Regency Centers Corp.	4,924	324,787
Ryman Hospitality Properties, Inc.	1,479	118,246
Sabra Health Care REIT, Inc.	5,254	101,350
SBA Communications Corp. *	3,354	725,839
Simon Property Group, Inc.	9,138	1,481,178
SL Green Realty Corp.	2,501	215,086
Spirit Realty Capital, Inc.	2,533	108,058
STORE Capital Corp.	5,866	200,734
Sun Communities, Inc.	2,551	322,115
Sunstone Hotel Investors, Inc.	6,834	91,712
The Howard Hughes Corp. *	1,182	121,557
The Macerich Co.	3,111	113,023
UDR, Inc.	8,246	369,256
Uniti Group, Inc.	5,252	50,472
Ventas, Inc.	10,592	681,066
VEREIT, Inc.	28,544	253,471
VICI Properties, Inc.	10,601	235,130
Vornado Realty Trust	5,085	336,780
Weingarten Realty Investors	3,540	99,828
Welltower, Inc.	11,436	928,832
Weyerhaeuser Co.	22,071	503,219
WP Carey, Inc.	5,095	422,936
		30,175,556

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Retailing 6.2%
Advance Auto Parts, Inc.	2,110	327,050
Amazon.com, Inc. *	12,216	21,684,255
American Eagle Outfitters, Inc.	4,930	85,782
AutoNation, Inc. *	1,704	67,257
AutoZone, Inc. *	737	756,980
Best Buy Co., Inc.	6,919	433,614
Booking Holdings, Inc. *	1,331	2,204,429
Burlington Stores, Inc. *	1,992	311,907
CarMax, Inc. *	5,005	391,791
Dollar General Corp.	7,815	994,693
Dollar Tree, Inc. *	7,034	714,584
eBay, Inc.	25,463	914,886
Etsy, Inc. *	3,648	227,307
Expedia Group, Inc.	3,458	397,670
Five Below, Inc. *	1,666	214,464
Foot Locker, Inc.	3,420	134,577
Genuine Parts Co.	4,301	425,369
GrubHub, Inc. *	2,670	173,950
Kohl’s Corp.	4,833	238,364
L Brands, Inc.	6,781	152,301
LKQ Corp. *	9,314	238,904
Lowe’s Cos., Inc.	23,731	2,213,628
Macy’s, Inc.	9,061	186,385
Nordstrom, Inc.	3,147	98,501
O'Reilly Automotive, Inc. *	2,312	858,607
Ollie’s Bargain Outlet Holdings, Inc. *	1,511	149,166
Penske Automotive Group, Inc.	1,130	48,274
Pool Corp.	1,165	209,444
Qurate Retail, Inc. *	12,265	153,680
Ross Stores, Inc.	10,937	1,017,032
Target Corp.	15,424	1,240,861
The Gap, Inc.	6,325	118,151
The Home Depot, Inc.	33,445	6,349,533
The TJX Cos., Inc.	36,597	1,840,463
Tiffany & Co.	3,233	288,093
Tractor Supply Co.	3,569	359,684
Ulta Salon, Cosmetics & Fragrance, Inc. *	1,676	558,745
Urban Outfitters, Inc. *	2,287	51,389
Wayfair, Inc., Class A *	1,837	264,546
Williams-Sonoma, Inc.	2,476	144,846
		47,241,162

Semiconductors & Semiconductor Equipment 3.4%
Advanced Micro Devices, Inc. *	26,127	716,141
Analog Devices, Inc.	10,873	1,050,549
Applied Materials, Inc.	28,045	1,085,061
Broadcom, Inc.	11,725	2,950,479
Cree, Inc. *	3,137	172,974
Cypress Semiconductor Corp.	10,767	191,868
Entegris, Inc.	4,015	137,875
First Solar, Inc. *	2,276	132,099
Intel Corp.	133,110	5,862,164
KLA-Tencor Corp.	4,900	505,043
Lam Research Corp.	4,520	789,237
Marvell Technology Group Ltd.	17,372	387,396
Maxim Integrated Products, Inc.	8,115	426,768
Microchip Technology, Inc.	7,014	561,330
Micron Technology, Inc. *	33,128	1,080,304
MKS Instruments, Inc.	1,645	117,552
Monolithic Power Systems, Inc.	1,180	137,411
NVIDIA Corp.	17,943	2,430,559
ON Semiconductor Corp. *	12,085	214,630
Qorvo, Inc. *	3,653	223,491
QUALCOMM, Inc.	35,825	2,393,827
Semtech Corp. *	1,927	76,752
Silicon Laboratories, Inc. *	1,298	121,454
Security	Number of Shares	Value ($)
Skyworks Solutions, Inc.	5,173	344,677
Teradyne, Inc.	5,122	215,841
Texas Instruments, Inc.	27,750	2,894,602
Universal Display Corp.	1,261	185,279
Xilinx, Inc.	7,477	764,972
		26,170,335

Software & Services 12.7%
Accenture plc, Class A	18,880	3,361,962
ACI Worldwide, Inc. *	3,395	106,807
Adobe, Inc. *	14,455	3,915,859
Akamai Technologies, Inc. *	4,860	366,250
Alliance Data Systems Corp.	1,339	184,112
Amdocs Ltd.	4,112	244,335
ANSYS, Inc. *	2,494	447,673
Aspen Technology, Inc. *	2,065	234,605
Autodesk, Inc. *	6,466	1,040,444
Automatic Data Processing, Inc.	12,880	2,062,346
Black Knight, Inc. *	4,159	235,774
Blackbaud, Inc.	1,438	110,611
Booz Allen Hamilton Holding Corp.	4,171	263,482
Broadridge Financial Solutions, Inc.	3,450	430,801
CACI International, Inc., Class A *	730	148,570
Cadence Design Systems, Inc. *	8,363	531,636
CDK Global, Inc.	3,628	175,595
Ceridian HCM Holding, Inc. *	1,982	97,475
Citrix Systems, Inc.	3,699	348,150
Cognizant Technology Solutions Corp., Class A	17,059	1,056,464
Coupa Software, Inc. *	1,584	172,989
DocuSign, Inc. *	679	38,065
Dropbox, Inc., Class A *	6,176	139,331
DXC Technology Co.	7,929	376,945
EPAM Systems, Inc. *	1,510	260,611
Euronet Worldwide, Inc. *	1,539	238,607
Fair Isaac Corp. *	851	251,811
Fidelity National Information Services, Inc.	9,532	1,146,700
FireEye, Inc. *	5,779	84,316
First Data Corp., Class A *	16,854	428,429
Fiserv, Inc. *	11,572	993,572
FleetCor Technologies, Inc. *	2,551	658,694
Fortinet, Inc. *	4,295	311,302
Gartner, Inc. *	2,672	404,274
Genpact Ltd.	4,438	160,434
Global Payments, Inc.	4,645	715,516
GoDaddy, Inc., Class A *	5,014	373,042
Guidewire Software, Inc. *	2,387	239,941
HubSpot, Inc. *	1,142	197,886
International Business Machines Corp.	26,353	3,346,567
Intuit, Inc.	7,655	1,874,327
j2 Global, Inc.	1,384	116,657
Jack Henry & Associates, Inc.	2,260	296,557
Leidos Holdings, Inc.	4,350	327,685
LogMeIn, Inc.	1,505	108,104
Mastercard, Inc., Class A	26,725	6,721,070
MAXIMUS, Inc.	1,882	134,092
Microsoft Corp.	227,119	28,090,078
New Relic, Inc. *	1,336	134,027
Nuance Communications, Inc. *	8,589	147,473
Nutanix, Inc., Class A *	2,469	69,305
Okta, Inc. *	3,075	348,151
Oracle Corp.	75,472	3,818,883
Palo Alto Networks, Inc. *	2,824	565,195
Paychex, Inc.	9,446	810,372
Paycom Software, Inc. *	1,422	301,606
Paylocity Holding Corp. *	929	93,104
PayPal Holdings, Inc. *	34,742	3,812,934
Pegasystems, Inc.	1,097	79,138
Proofpoint, Inc. *	1,612	181,124

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
PTC, Inc. *	3,160	265,630
RealPage, Inc. *	2,169	126,496
Red Hat, Inc. *	5,241	965,916
RingCentral, Inc., Class A *	2,012	241,138
Sabre Corp.	8,391	170,169
salesforce.com, Inc. *	22,634	3,427,014
Science Applications International Corp.	1,496	114,803
ServiceNow, Inc. *	5,318	1,392,944
Splunk, Inc. *	4,374	498,592
Square, Inc., Class A *	9,161	567,524
SS&C Technologies Holdings, Inc.	6,384	355,270
Symantec Corp.	18,745	351,094
Synopsys, Inc. *	4,486	522,350
Tableau Software, Inc., Class A *	2,126	239,111
Teradata Corp. *	3,514	120,671
The Trade Desk, Inc., Class A *	1,067	212,130
The Western Union Co.	12,995	252,103
Total System Services, Inc.	4,802	593,191
Twilio, Inc., Class A *	3,261	430,419
Tyler Technologies, Inc. *	1,131	241,299
VeriSign, Inc. *	3,112	606,778
Visa, Inc., Class A	51,819	8,359,959
VMware, Inc., Class A	2,260	399,975
WEX, Inc. *	1,293	244,299
Workday, Inc., Class A *	4,765	972,632
Worldpay, Inc., Class A *	8,921	1,085,150
Zendesk, Inc. *	3,263	274,908
Zscaler, Inc. *	423	29,030
		96,992,460

Technology Hardware & Equipment 5.3%
Amphenol Corp., Class A	8,841	769,167
Apple, Inc.	132,600	23,214,282
Arista Networks, Inc. *	1,538	376,179
Arrow Electronics, Inc. *	2,506	157,026
Avnet, Inc.	3,284	134,119
CDW Corp.	4,452	438,255
Ciena Corp. *	4,360	152,338
Cisco Systems, Inc.	130,331	6,781,122
Cognex Corp.	5,097	206,938
CommScope Holding Co., Inc. *	5,650	91,247
Corning, Inc.	23,288	671,626
Dell Technologies, Inc., Class C *	4,424	263,449
Dolby Laboratories, Inc., Class A	1,954	121,089
F5 Networks, Inc. *	1,769	233,650
FLIR Systems, Inc.	4,055	195,978
Hewlett Packard Enterprise Co.	40,743	558,994
HP, Inc.	45,384	847,773
IPG Photonics Corp. *	1,037	129,801
Jabil, Inc.	4,180	102,786
Juniper Networks, Inc.	10,184	250,628
Keysight Technologies, Inc. *	5,509	413,891
Littelfuse, Inc.	713	116,369
Lumentum Holdings, Inc. *	2,280	92,272
Motorola Solutions, Inc.	4,841	725,908
National Instruments Corp.	3,435	132,557
NetApp, Inc.	7,266	430,147
Pure Storage, Inc., Class A *	5,089	80,712
Seagate Technology plc	7,521	314,754
SYNNEX Corp.	1,191	103,272
TE Connectivity Ltd.	10,083	849,291
Tech Data Corp. *	1,082	98,083
Trimble, Inc. *	7,358	293,584
Ubiquiti Networks, Inc.	583	70,141
ViaSat, Inc. *	1,695	147,516
Western Digital Corp.	8,631	321,246
Security	Number of Shares	Value ($)
Xerox Corp.	5,897	180,507
Zebra Technologies Corp., Class A *	1,606	275,333
		40,342,030

Telecommunication Services 1.9%
AT&T, Inc.	215,607	6,593,262
CenturyLink, Inc.	28,422	297,010
Intelsat S.A. *	1,985	35,829
Sprint Corp. *	16,641	114,324
T-Mobile US, Inc. *	9,307	683,506
Telephone & Data Systems, Inc.	2,756	79,400
Verizon Communications, Inc.	122,324	6,648,309
Zayo Group Holdings, Inc. *	6,155	201,269
		14,652,909

Transportation 2.0%
Alaska Air Group, Inc.	3,594	209,171
AMERCO	231	85,059
American Airlines Group, Inc.	12,013	327,114
C.H. Robinson Worldwide, Inc.	4,018	319,953
CSX Corp.	22,883	1,704,097
Delta Air Lines, Inc.	18,319	943,429
Expeditors International of Washington, Inc.	5,085	353,865
FedEx Corp.	7,099	1,095,234
Genesee & Wyoming, Inc., Class A *	1,695	161,398
J.B. Hunt Transport Services, Inc.	2,548	216,937
JetBlue Airways Corp. *	9,275	159,808
Kansas City Southern	2,959	335,196
Kirby Corp. *	1,589	122,957
Knight-Swift Transportation Holdings, Inc.	3,683	101,798
Landstar System, Inc.	1,209	116,366
Macquarie Infrastructure Corp.	2,261	90,146
Norfolk Southern Corp.	7,935	1,548,436
Old Dominion Freight Line, Inc.	1,951	258,390
Southwest Airlines Co.	14,702	699,815
Spirit Airlines, Inc. *	2,003	92,298
Union Pacific Corp.	21,414	3,571,427
United Continental Holdings, Inc. *	6,593	511,946
United Parcel Service, Inc., Class B	20,580	1,912,294
XPO Logistics, Inc. *	2,724	141,893
		15,079,027

Utilities 3.4%
AES Corp.	19,376	306,141
ALLETE, Inc.	1,546	126,602
Alliant Energy Corp.	6,924	328,613
Ameren Corp.	7,235	530,615
American Electric Power Co., Inc.	14,665	1,262,950
American Water Works Co., Inc.	5,384	608,500
Aqua America, Inc.	6,233	246,453
Atmos Energy Corp.	3,455	351,719
Avangrid, Inc.	1,695	84,852
Black Hills Corp.	1,587	120,929
CenterPoint Energy, Inc.	14,942	424,950
CMS Energy Corp.	8,506	477,272
Consolidated Edison, Inc.	9,482	818,297
Dominion Energy, Inc.	23,622	1,775,902
DTE Energy Co.	5,380	675,029
Duke Energy Corp.	21,538	1,843,868
Edison International	9,679	574,642
Entergy Corp.	5,585	542,136
Evergy, Inc.	7,534	438,027
Eversource Energy	9,448	697,640
Exelon Corp.	28,672	1,378,550
FirstEnergy Corp.	14,888	613,981
Hawaiian Electric Industries, Inc.	3,206	133,177

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
IDACORP, Inc.	1,482	148,600
MDU Resources Group, Inc.	5,650	139,442
National Fuel Gas Co.	2,586	137,860
New Jersey Resources Corp.	2,623	124,461
NextEra Energy, Inc.	14,151	2,804,870
NiSource, Inc.	11,011	306,656
NRG Energy, Inc.	8,285	282,021
OGE Energy Corp.	5,925	246,243
ONE Gas, Inc.	1,576	137,995
Pinnacle West Capital Corp.	3,320	311,781
PNM Resources, Inc.	2,340	110,237
Portland General Electric Co.	2,614	138,176
PPL Corp.	21,342	635,138
Public Service Enterprise Group, Inc.	15,031	883,222
Sempra Energy	8,098	1,064,482
Southwest Gas Holdings, Inc.	1,582	134,691
Spire, Inc.	1,501	125,063
The Southern Co.	30,581	1,636,084
UGI Corp.	5,088	262,592
Vistra Energy Corp.	11,608	273,484
WEC Energy Group, Inc.	9,348	752,981
Xcel Energy, Inc.	15,195	871,281
		25,888,205
Total Common Stock
(Cost $746,589,132)		764,200,987
Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32% (b)	377,520	377,520
Total Other Investment Company
(Cost $377,520)		377,520

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/21/19	12	1,651,560	(63,386)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended May 31, 2019:
	Balance of Shares Held at 8/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 5/31/19	Market Value at 5/31/19	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	20,848	18,761	(4,619)	34,990	$1,455,934	($217,284)	($5,911)	$14,649

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$764,200,987	$—	$—	$764,200,987
Other Investment Company[1]	377,520	—	—	377,520
Liabilities
Futures Contracts[2]	(63,386)	—	—	(63,386)
Total	$764,515,121	$—	$—	$764,515,121
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Large-Cap ETF™

Portfolio Holdings as of May 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.6%
Aptiv plc	167,132	10,703,133
Autoliv, Inc.	56,802	3,497,299
BorgWarner, Inc.	132,514	4,701,597
Ford Motor Co.	2,509,526	23,890,687
General Motors Co.	840,846	28,033,806
Harley-Davidson, Inc.	100,508	3,288,622
Lear Corp.	39,838	4,741,917
Tesla, Inc. *(a)	87,569	16,214,276
The Goodyear Tire & Rubber Co.	147,552	1,978,672
Veoneer, Inc. *(a)	54,702	871,403
		97,921,412

Banks 5.2%
Bank of America Corp.	5,763,479	153,308,541
BB&T Corp.	489,695	22,893,241
BOK Financial Corp.	20,040	1,501,597
CIT Group, Inc.	66,014	3,138,306
Citigroup, Inc.	1,509,152	93,793,797
Citizens Financial Group, Inc.	295,905	9,640,585
Comerica, Inc.	102,092	7,025,971
Commerce Bancshares, Inc.	62,428	3,578,997
Cullen/Frost Bankers, Inc.	40,210	3,669,967
East West Bancorp, Inc.	93,497	3,994,192
Fifth Third Bancorp	492,635	13,054,828
First Republic Bank	105,460	10,231,729
Huntington Bancshares, Inc.	669,869	8,473,843
JPMorgan Chase & Co.	2,100,498	222,568,768
KeyCorp	646,055	10,317,498
M&T Bank Corp.	89,179	14,232,968
New York Community Bancorp, Inc.	299,687	2,975,892
People's United Financial, Inc.	251,512	3,865,739
Regions Financial Corp.	652,262	9,020,783
Signature Bank	35,710	4,090,581
SunTrust Banks, Inc.	283,487	17,012,055
SVB Financial Group *	33,936	6,834,710
The PNC Financial Services Group, Inc.	290,922	37,022,734
U.S. Bancorp	964,823	48,434,115
Wells Fargo & Co.	2,628,542	116,628,409
Zions Bancorp NA	118,361	5,097,808
		832,407,654

Capital Goods 6.6%
3M Co.	369,312	58,997,592
A.O. Smith Corp.	90,521	3,666,101
Acuity Brands, Inc.	25,158	3,111,290
AGCO Corp.	40,809	2,716,247
Allegion plc	61,253	5,944,604
Allison Transmission Holdings, Inc.	75,614	3,129,663
AMETEK, Inc.	146,423	11,990,580
Arconic, Inc.	258,137	5,653,200
Carlisle Cos., Inc.	36,924	4,922,338
Security	Number of Shares	Value ($)
Caterpillar, Inc.	368,988	44,208,452
Cummins, Inc.	92,777	13,987,061
Deere & Co.	204,301	28,636,871
Donaldson Co., Inc.	81,206	3,853,225
Dover Corp.	93,327	8,344,367
Eaton Corp. plc	272,147	20,272,230
Emerson Electric Co.	394,726	23,778,294
Fastenal Co.	367,919	11,254,642
Flowserve Corp.	82,767	3,844,527
Fluor Corp.	88,754	2,460,261
Fortive Corp.	189,300	14,415,195
Fortune Brands Home & Security, Inc.	89,144	4,284,261
General Dynamics Corp.	173,627	27,922,694
General Electric Co.	5,586,486	52,736,428
Graco, Inc.	107,101	5,057,309
GrafTech International Ltd.	37,956	376,144
Harris Corp.	75,434	14,120,490
HD Supply Holdings, Inc. *	114,719	4,759,691
HEICO Corp.	25,586	3,111,002
HEICO Corp., Class A	47,198	4,637,676
Honeywell International, Inc.	468,087	76,911,375
Hubbell, Inc.	34,523	3,954,264
Huntington Ingalls Industries, Inc.	26,476	5,430,757
IDEX Corp.	49,324	7,532,268
Illinois Tool Works, Inc.	193,324	26,995,763
Ingersoll-Rand plc	155,548	18,407,550
Jacobs Engineering Group, Inc.	75,115	5,655,408
Johnson Controls International plc	587,229	22,620,061
L3 Technologies, Inc.	50,706	12,273,894
Lennox International, Inc.	23,103	6,101,733
Lincoln Electric Holdings, Inc.	41,285	3,135,183
Lockheed Martin Corp.	157,500	53,320,050
Masco Corp.	189,354	6,612,242
Nordson Corp.	32,681	4,105,387
Northrop Grumman Corp.	108,797	32,992,690
Owens Corning	69,306	3,359,262
PACCAR, Inc.	223,704	14,724,197
Parker-Hannifin Corp.	82,749	12,604,328
Pentair plc	100,181	3,488,302
Quanta Services, Inc.	88,961	3,092,284
Raytheon Co.	181,025	31,588,863
Rockwell Automation, Inc.	76,629	11,406,227
Roper Technologies, Inc.	66,435	22,848,325
Sensata Technologies Holding plc *	106,365	4,540,722
Snap-on, Inc.	35,344	5,510,837
Spirit AeroSystems Holdings, Inc., Class A	68,491	5,550,511
Stanley Black & Decker, Inc.	97,179	12,363,112
Teledyne Technologies, Inc. *	22,980	5,418,684
Textron, Inc.	150,392	6,812,758
The Boeing Co.	337,138	115,169,712
The Middleby Corp. *	35,381	4,616,159
The Toro Co.	68,422	4,458,378
TransDigm Group, Inc. *	31,132	13,727,655
Trinity Industries, Inc.	85,646	1,651,255
United Rentals, Inc. *	50,477	5,557,518
United Technologies Corp.	520,600	65,751,780

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
W.W. Grainger, Inc.	28,696	7,509,456
WABCO Holdings, Inc. *	33,005	4,320,685
Wabtec Corp.	101,668	6,342,050
Xylem, Inc.	116,166	8,621,841
		1,059,275,961

Commercial & Professional Services 0.9%
ADT, Inc. (a)	84,836	496,291
Cintas Corp.	54,240	12,032,059
Copart, Inc. *	128,649	9,195,831
CoStar Group, Inc. *	23,388	11,919,460
Equifax, Inc.	77,740	9,398,766
IHS Markit Ltd. *	232,754	13,357,752
KAR Auction Services, Inc.	85,133	4,786,177
ManpowerGroup, Inc.	38,369	3,281,317
Nielsen Holdings plc	225,162	5,117,932
Republic Services, Inc.	137,623	11,641,530
Robert Half International, Inc.	76,579	4,109,229
Rollins, Inc.	92,992	3,493,709
Stericycle, Inc. *	55,087	2,554,935
TransUnion	119,322	7,820,364
Verisk Analytics, Inc.	104,701	14,658,140
Waste Management, Inc.	250,131	27,351,825
		141,215,317

Consumer Durables & Apparel 1.2%
Capri Holdings Ltd. *	98,799	3,208,992
Carter's, Inc.	29,635	2,492,600
D.R. Horton, Inc.	219,012	9,364,953
Garmin Ltd.	78,073	5,971,023
Hanesbrands, Inc.	234,624	3,484,166
Hasbro, Inc.	73,486	6,991,458
Kontoor Brands, Inc. *	29,646	868,628
Leggett & Platt, Inc.	83,342	2,959,474
Lennar Corp., B Shares	11,409	450,770
Lennar Corp., Class A	181,999	9,038,070
Lululemon Athletica, Inc. *	67,616	11,196,533
Mattel, Inc. *	224,344	2,209,788
Mohawk Industries, Inc. *	39,834	5,399,499
Newell Brands, Inc.	249,592	3,349,525
NIKE, Inc., Class B	806,801	62,236,629
NVR, Inc. *	2,123	6,796,933
Polaris Industries, Inc.	36,434	2,910,348
PulteGroup, Inc.	160,849	4,986,319
PVH Corp.	49,002	4,174,480
Ralph Lauren Corp.	34,381	3,614,475
Tapestry, Inc.	183,776	5,248,643
Toll Brothers, Inc.	85,188	2,961,987
Under Armour, Inc., Class A *	115,500	2,633,400
Under Armour, Inc., Class C *	131,035	2,650,838
VF Corp.	207,901	17,022,934
Whirlpool Corp.	41,129	4,724,899
		186,947,364

Consumer Services 2.2%
Aramark	158,028	5,497,794
Bright Horizons Family Solutions, Inc. *	37,916	5,196,767
Caesars Entertainment Corp. *	377,343	3,316,845
Carnival Corp.	257,373	13,174,924
Chipotle Mexican Grill, Inc. *	15,501	10,230,195
Darden Restaurants, Inc.	79,708	9,271,635
Domino's Pizza, Inc.	26,255	7,338,272
Dunkin' Brands Group, Inc.	51,991	3,858,772
H&R Block, Inc.	134,036	3,518,445
Hilton Worldwide Holdings, Inc.	188,198	16,832,429
Las Vegas Sands Corp.	236,661	13,016,355
Security	Number of Shares	Value ($)
Marriott International, Inc., Class A	180,889	22,582,183
McDonald's Corp.	490,729	97,296,839
MGM Resorts International	327,365	8,125,199
Norwegian Cruise Line Holdings Ltd. *	138,976	7,603,377
Royal Caribbean Cruises Ltd.	110,091	13,404,680
Service Corp. International	117,886	5,171,659
ServiceMaster Global Holdings, Inc. *	85,646	4,624,884
Starbucks Corp.	797,977	60,694,131
Vail Resorts, Inc.	25,701	5,528,542
Wyndham Destinations, Inc.	59,844	2,380,594
Wyndham Hotels & Resorts, Inc.	63,503	3,387,250
Wynn Resorts Ltd.	62,414	6,698,895
Yum! Brands, Inc.	196,672	20,129,379
		348,880,045

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	33,187	2,781,734
AGNC Investment Corp.	346,305	5,679,402
Ally Financial, Inc.	257,251	7,426,836
American Express Co.	443,572	50,882,144
Ameriprise Financial, Inc.	86,707	11,985,509
Annaly Capital Management, Inc.	898,133	7,912,552
AXA Equitable Holdings, Inc.	160,338	3,294,946
Berkshire Hathaway, Inc., Class B *	1,247,280	246,238,018
BlackRock, Inc.	78,016	32,420,329
Capital One Financial Corp.	300,851	25,834,075
Cboe Global Markets, Inc.	72,009	7,815,857
CME Group, Inc.	229,464	44,084,624
Credit Acceptance Corp. *	7,766	3,544,325
Discover Financial Services	210,252	15,674,287
E*TRADE Financial Corp.	157,959	7,076,563
Eaton Vance Corp.	72,233	2,760,745
FactSet Research Systems, Inc.	24,460	6,804,772
Franklin Resources, Inc.	187,945	5,980,410
Intercontinental Exchange, Inc.	364,536	29,968,505
Invesco Ltd.	254,815	4,979,085
Janus Henderson Group plc	105,779	2,149,429
Jefferies Financial Group, Inc.	168,305	2,973,949
KKR & Co., Inc., Class A	344,353	7,672,185
Lazard Ltd., Class A	85,463	2,663,027
MarketAxess Holdings, Inc.	24,266	7,226,900
Moody's Corp.	106,836	19,538,168
Morgan Stanley	832,705	33,882,766
MSCI, Inc.	54,306	11,947,863
Nasdaq, Inc.	73,796	6,688,869
Northern Trust Corp.	140,763	12,038,052
Raymond James Financial, Inc.	81,727	6,749,016
S&P Global, Inc.	159,646	34,145,086
Santander Consumer USA Holdings, Inc.	76,070	1,703,207
SEI Investments Co.	83,600	4,200,900
Starwood Property Trust, Inc.	177,888	3,922,430
State Street Corp.	243,119	13,432,325
Synchrony Financial	420,099	14,127,929
T. Rowe Price Group, Inc.	151,312	15,303,696
TD Ameritrade Holding Corp.	171,950	8,554,513
The Bank of New York Mellon Corp.	563,794	24,068,366
The Charles Schwab Corp. (b)	756,530	31,479,213
The Goldman Sachs Group, Inc.	219,643	40,082,651
Voya Financial, Inc.	97,127	4,946,678
		832,641,936

Energy 4.8%
Anadarko Petroleum Corp.	320,649	22,564,070
Antero Resources Corp. *	137,770	905,149
Apache Corp.	238,924	6,228,749
Baker Hughes a GE Co.	327,503	7,011,839
Cabot Oil & Gas Corp.	273,140	6,833,963

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cheniere Energy, Inc. *	142,186	8,983,311
Chevron Corp.	1,219,284	138,815,483
Cimarex Energy Co.	65,898	3,768,707
Concho Resources, Inc.	128,531	12,597,323
ConocoPhillips	727,053	42,867,045
Continental Resources, Inc. *	55,105	1,928,675
Core Laboratories N.V.	27,650	1,317,246
Devon Energy Corp.	266,104	6,695,177
Diamondback Energy, Inc.	99,496	9,756,578
EOG Resources, Inc.	371,910	30,451,991
EQT Corp.	165,383	3,026,509
Equitrans Midstream Corp. *	126,821	2,518,665
Exxon Mobil Corp.	2,718,733	192,404,734
Halliburton Co.	561,305	11,950,183
Helmerich & Payne, Inc.	69,525	3,400,468
Hess Corp.	162,911	9,100,208
HollyFrontier Corp.	99,274	3,770,427
Kinder Morgan, Inc.	1,248,777	24,913,101
Marathon Oil Corp.	524,412	6,896,018
Marathon Petroleum Corp.	432,269	19,880,051
Murphy Oil Corp.	104,184	2,588,972
National Oilwell Varco, Inc.	247,739	5,165,358
Noble Energy, Inc.	310,734	6,649,708
Occidental Petroleum Corp.	480,608	23,919,860
ONEOK, Inc.	264,409	16,821,701
Parsley Energy, Inc., Class A *	171,060	3,050,000
Phillips 66	269,702	21,791,922
Pioneer Natural Resources Co.	107,885	15,315,355
Schlumberger Ltd.	889,393	30,853,043
Targa Resources Corp.	146,542	5,636,005
TechnipFMC plc	273,687	5,692,690
The Williams Cos., Inc.	778,619	20,539,969
Valero Energy Corp.	267,942	18,863,117
WPX Energy, Inc. *	248,898	2,678,142
		758,151,512

Food & Staples Retailing 1.4%
Costco Wholesale Corp.	282,432	67,665,059
Sysco Corp.	303,560	20,890,999
The Kroger Co.	510,750	11,650,208
US Foods Holding Corp. *	141,420	4,887,475
Walgreens Boots Alliance, Inc.	515,419	25,430,773
Walmart, Inc.	913,316	92,646,775
		223,171,289

Food, Beverage & Tobacco 3.8%
Altria Group, Inc.	1,202,443	58,991,854
Archer-Daniels-Midland Co.	359,975	13,794,242
Brown-Forman Corp., Class A	40,148	1,975,683
Brown-Forman Corp., Class B	105,540	5,274,889
Bunge Ltd.	89,993	4,705,734
Campbell Soup Co.	122,909	4,462,826
Conagra Brands, Inc.	311,897	8,349,483
Constellation Brands, Inc., Class A	106,861	18,855,623
General Mills, Inc.	383,333	18,951,984
Hormel Foods Corp.	175,142	6,916,358
Ingredion, Inc.	42,119	3,207,783
Kellogg Co.	160,483	8,434,986
Keurig Dr Pepper, Inc.	118,918	3,352,298
Lamb Weston Holdings, Inc.	92,996	5,510,013
McCormick & Co., Inc. Non-Voting Shares	78,711	12,282,064
Molson Coors Brewing Co., Class B	120,825	6,642,959
Mondelez International, Inc., Class A	927,479	47,162,307
Monster Beverage Corp. *	250,675	15,506,755
PepsiCo, Inc.	900,949	115,321,472
Philip Morris International, Inc.	996,908	76,891,514
Security	Number of Shares	Value ($)
Pilgrim's Pride Corp. *	35,142	898,581
Post Holdings, Inc. *	41,915	4,405,267
The Coca-Cola Co.	2,468,316	121,268,365
The Hershey Co.	89,250	11,777,430
The J.M. Smucker Co.	73,541	8,939,644
The Kraft Heinz Co.	398,043	11,005,889
Tyson Foods, Inc., Class A	189,629	14,390,945
		609,276,948

Health Care Equipment & Services 6.1%
Abbott Laboratories	1,125,998	85,722,228
ABIOMED, Inc. *	28,940	7,579,965
Align Technology, Inc. *	46,633	13,260,094
AmerisourceBergen Corp.	100,576	7,830,847
Anthem, Inc.	164,856	45,826,671
Baxter International, Inc.	306,013	22,473,595
Becton Dickinson & Co.	172,492	40,266,532
Boston Scientific Corp. *	889,343	34,159,665
Cardinal Health, Inc.	189,633	7,977,860
Centene Corp. *	266,406	15,384,946
Cerner Corp. *	207,757	14,536,757
Cigna Corp. *	243,789	36,085,648
CVS Health Corp.	832,090	43,576,553
Danaher Corp.	402,991	53,198,842
DaVita, Inc. *	79,934	3,470,734
DENTSPLY SIRONA, Inc.	150,050	8,083,194
DexCom, Inc. *	57,465	6,970,505
Edwards Lifesciences Corp. *	133,192	22,735,874
Encompass Health Corp.	64,464	3,798,219
HCA Healthcare, Inc.	170,671	20,644,364
Henry Schein, Inc. *	96,100	6,194,606
Hologic, Inc. *	171,830	7,562,238
Humana, Inc.	86,598	21,204,386
IDEXX Laboratories, Inc. *	55,289	13,809,534
Intuitive Surgical, Inc. *	73,425	34,131,611
Laboratory Corp. of America Holdings *	63,215	10,279,391
McKesson Corp.	122,641	14,979,372
Medtronic plc	861,655	79,772,020
Molina Healthcare, Inc. *	40,023	5,693,672
Quest Diagnostics, Inc.	86,290	8,276,074
ResMed, Inc.	91,640	10,457,957
STERIS plc *	54,125	7,235,430
Stryker Corp.	199,005	36,465,676
Teleflex, Inc.	29,292	8,444,884
The Cooper Cos., Inc.	31,504	9,381,576
UnitedHealth Group, Inc.	616,022	148,954,120
Universal Health Services, Inc., Class B	53,968	6,451,874
Varian Medical Systems, Inc. *	58,373	7,370,175
Veeva Systems, Inc., Class A *	80,029	12,347,674
WellCare Health Plans, Inc. *	32,105	8,867,080
West Pharmaceutical Services, Inc.	47,986	5,499,196
Zimmer Biomet Holdings, Inc.	130,498	14,867,637
		971,829,276

Household & Personal Products 1.8%
Church & Dwight Co., Inc.	156,764	11,664,809
Colgate-Palmolive Co.	552,853	38,489,626
Coty, Inc., Class A	192,734	2,378,338
Herbalife Nutrition Ltd. *	66,154	2,763,914
Kimberly-Clark Corp.	221,048	28,269,829
The Clorox Co.	82,045	12,209,116
The Estee Lauder Cos., Inc., Class A	139,561	22,473,508
The Procter & Gamble Co.	1,604,861	165,156,245
		283,405,385

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Insurance 2.8%
Aflac, Inc.	481,954	24,724,240
Alleghany Corp. *	9,191	6,096,390
American Financial Group, Inc.	45,646	4,482,437
American International Group, Inc.	558,131	28,503,750
Aon plc	154,222	27,770,756
Arch Capital Group Ltd. *	259,650	8,939,750
Arthur J. Gallagher & Co.	118,651	9,990,414
Assurant, Inc.	39,464	3,944,821
Athene Holding Ltd., Class A *	80,028	3,253,138
Axis Capital Holdings Ltd.	52,821	3,147,075
Brighthouse Financial, Inc. *	75,410	2,676,301
Brown & Brown, Inc.	147,014	4,641,232
Chubb Ltd.	294,097	42,958,749
Cincinnati Financial Corp.	97,425	9,571,032
CNA Financial Corp.	15,901	714,909
Erie Indemnity Co., Class A	12,341	2,624,560
Everest Re Group Ltd.	26,240	6,498,598
Fidelity National Financial, Inc.	177,298	6,834,838
Lincoln National Corp.	131,180	7,798,651
Loews Corp.	176,070	9,042,955
Markel Corp. *	8,825	9,344,528
Marsh & McLennan Cos., Inc.	323,884	30,963,310
MetLife, Inc.	614,529	28,397,385
Old Republic International Corp.	179,457	3,957,027
Principal Financial Group, Inc.	166,688	8,596,100
Prudential Financial, Inc.	262,341	24,235,062
Reinsurance Group of America, Inc.	40,025	5,926,102
RenaissanceRe Holdings Ltd.	26,973	4,705,170
The Allstate Corp.	213,396	20,381,452
The Hartford Financial Services Group, Inc.	229,574	12,089,367
The Progressive Corp.	374,726	29,708,277
The Travelers Cos., Inc.	169,072	24,611,811
Torchmark Corp.	65,370	5,589,789
Unum Group	139,127	4,381,109
W.R. Berkley Corp.	92,363	5,744,979
Willis Towers Watson plc	82,853	14,540,702
		447,386,766

Materials 2.7%
Air Products & Chemicals, Inc.	140,658	28,636,562
Albemarle Corp.	68,206	4,317,440
Alcoa Corp. *	118,186	2,504,361
Ashland Global Holdings, Inc.	39,963	2,992,030
Avery Dennison Corp.	54,032	5,622,570
Axalta Coating Systems Ltd. *	133,367	3,135,458
Ball Corp.	214,107	13,144,029
Berry Global Group, Inc. *	83,969	3,948,222
Celanese Corp., Series A	82,047	7,788,722
CF Industries Holdings, Inc.	142,863	5,748,807
Crown Holdings, Inc. *	86,221	4,779,230
Dow, Inc. *	481,957	22,536,309
DowDuPont, Inc.	1,448,558	44,209,990
Eastman Chemical Co.	88,853	5,768,337
Ecolab, Inc.	162,551	29,924,014
FMC Corp.	85,873	6,307,372
Freeport-McMoRan, Inc.	930,930	9,039,330
Huntsman Corp.	133,992	2,327,441
International Flavors & Fragrances, Inc.	64,982	8,799,863
International Paper Co.	257,933	10,696,482
Linde plc	353,334	63,794,454
LyondellBasell Industries N.V., Class A	195,453	14,512,385
Martin Marietta Materials, Inc.	39,782	8,374,111
NewMarket Corp.	5,730	2,217,510
Newmont Goldcorp Corp.	522,545	17,291,014
Nucor Corp.	196,613	9,437,424
Security	Number of Shares	Value ($)
Packaging Corp. of America	61,017	5,435,394
PPG Industries, Inc.	151,490	15,853,429
Reliance Steel & Aluminum Co.	42,325	3,524,403
Royal Gold, Inc.	42,270	3,719,337
RPM International, Inc.	84,756	4,536,141
Sealed Air Corp.	99,913	4,186,355
Sonoco Products Co.	63,677	3,937,149
Steel Dynamics, Inc.	145,872	3,668,681
The Chemours Co.	106,159	2,238,893
The Mosaic Co.	225,039	4,831,587
The Sherwin-Williams Co.	52,214	21,901,162
Vulcan Materials Co.	84,831	10,596,240
W.R. Grace & Co.	43,775	3,085,262
Westlake Chemical Corp.	23,337	1,336,977
Westrock Co.	165,309	5,389,073
		432,093,550

Media & Entertainment 8.2%
Activision Blizzard, Inc.	490,229	21,261,232
Alphabet, Inc., Class A *	192,083	212,539,839
Alphabet, Inc., Class C *	197,084	217,507,815
Altice USA, Inc., Class A	75,370	1,770,441
CBS Corp., Class B Non-Voting Shares	228,929	11,052,692
Charter Communications, Inc., Class A *	111,070	41,851,176
Comcast Corp., Class A	2,897,437	118,794,917
Discovery, Inc., Class A *	99,592	2,714,878
Discovery, Inc., Class C *	232,163	5,952,659
DISH Network Corp., Class A *	146,754	5,299,287
Electronic Arts, Inc. *	192,439	17,912,222
Facebook, Inc., Class A *	1,530,514	271,620,320
Fox Corp., Class A *	226,280	7,971,844
Fox Corp., Class B *	103,207	3,582,315
GCI Liberty, Inc., Class A *	62,340	3,621,331
IAC/InterActiveCorp *	49,523	10,937,155
Liberty Broadband Corp., Class A *	16,770	1,635,410
Liberty Broadband Corp., Class C *	98,060	9,624,589
Liberty Global plc, Class A *	134,218	3,301,763
Liberty Global plc, Class C *	334,119	8,099,045
Liberty Media Corp. - Liberty Formula One, Class A *	17,580	640,264
Liberty Media Corp. - Liberty Formula One, Class C *	129,462	4,832,816
Liberty Media Corp. - Liberty SiriusXM, Class A *	54,672	1,969,285
Liberty Media Corp. - Liberty SiriusXM, Class C *	101,193	3,657,115
Lions Gate Entertainment Corp., Class A	30,491	450,352
Lions Gate Entertainment Corp., Class B	69,358	954,366
Live Nation Entertainment, Inc. *	89,018	5,414,075
Netflix, Inc. *	280,138	96,165,773
News Corp., Class A	250,864	2,857,341
News Corp., Class B	81,067	944,431
Omnicom Group, Inc.	142,552	11,027,823
Sirius XM Holdings, Inc.	1,074,305	5,704,560
Snap, Inc., Class A *	472,393	5,616,753
Take-Two Interactive Software, Inc. *	73,022	7,897,329
The Interpublic Group of Cos., Inc.	248,454	5,272,194
The Walt Disney Co.	1,120,325	147,927,713
TripAdvisor, Inc. *	65,148	2,753,806
Twitter, Inc. *	467,953	17,052,207
Viacom, Inc., Class B	235,680	6,841,790
Zillow Group, Inc., Class A *	33,307	1,409,885
Zillow Group, Inc., Class C *	74,299	3,196,343
		1,309,637,151

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 7.8%
AbbVie, Inc.	945,748	72,548,329
Agilent Technologies, Inc.	203,253	13,628,114
Alexion Pharmaceuticals, Inc. *	143,132	16,271,246
Alkermes plc *	99,854	2,150,855
Allergan plc	200,545	24,448,441
Alnylam Pharmaceuticals, Inc. *	60,179	4,063,286
Amgen, Inc.	398,880	66,493,296
Avantor, Inc. *	133,640	2,338,700
Bio-Rad Laboratories, Inc., Class A *	12,818	3,677,869
Bio-Techne Corp.	24,539	4,859,949
Biogen, Inc. *	126,183	27,670,670
BioMarin Pharmaceutical, Inc. *	114,737	9,435,971
Bluebird Bio, Inc. *	35,247	4,226,820
Bristol-Myers Squibb Co.	1,048,263	47,559,692
Celgene Corp. *	450,175	42,221,913
Elanco Animal Health, Inc. *	233,937	7,317,549
Eli Lilly & Co.	554,357	64,272,151
Exelixis, Inc. *	195,031	3,820,657
Gilead Sciences, Inc.	817,907	50,914,711
Illumina, Inc. *	94,233	28,921,050
Incyte Corp. *	114,534	9,005,809
Ionis Pharmaceuticals, Inc. *	88,325	5,794,120
IQVIA Holdings, Inc. *	101,517	13,791,085
Jazz Pharmaceuticals plc *	36,391	4,568,890
Johnson & Johnson	1,708,567	224,078,562
Merck & Co., Inc.	1,656,442	131,206,771
Mettler-Toledo International, Inc. *	15,867	11,473,269
Mylan N.V. *	332,020	5,577,936
Nektar Therapeutics *	113,184	3,544,923
Neurocrine Biosciences, Inc. *	58,762	4,981,842
PerkinElmer, Inc.	71,389	6,163,726
Perrigo Co., plc	79,419	3,337,187
Pfizer, Inc.	3,562,868	147,930,279
PRA Health Sciences, Inc. *	37,655	3,265,818
Regeneron Pharmaceuticals, Inc. *	50,171	15,137,594
Sage Therapeutics, Inc. *	32,013	5,502,074
Sarepta Therapeutics, Inc. *	44,695	5,088,526
Seattle Genetics, Inc. *	68,898	4,483,193
Syneos Health, Inc. *	40,140	1,654,972
Thermo Fisher Scientific, Inc.	258,442	68,998,845
United Therapeutics Corp. *	27,824	2,336,381
Vertex Pharmaceuticals, Inc. *	163,731	27,208,818
Waters Corp. *	45,665	9,165,422
Zoetis, Inc.	307,014	31,023,765
		1,242,161,076

Real Estate 3.6%
Alexandria Real Estate Equities, Inc.	71,998	10,541,227
American Campus Communities, Inc.	88,888	4,117,292
American Homes 4 Rent, Class A	162,055	3,955,763
American Tower Corp.	283,002	59,082,328
Apartment Investment & Management Co., Class A	99,664	4,978,217
AvalonBay Communities, Inc.	89,126	18,093,469
Boston Properties, Inc.	99,202	12,978,598
Brixmor Property Group, Inc.	191,148	3,278,188
Camden Property Trust	62,015	6,409,870
CBRE Group, Inc., Class A *	199,795	9,130,631
Crown Castle International Corp.	266,370	34,630,764
CyrusOne, Inc.	68,358	4,035,856
Digital Realty Trust, Inc.	133,218	15,682,423
Douglas Emmett, Inc.	103,400	4,165,986
Duke Realty Corp.	230,978	6,950,128
Equinix, Inc.	53,452	25,966,447
Equity LifeStyle Properties, Inc.	58,307	7,093,630
Equity Residential	238,034	18,226,263
Security	Number of Shares	Value ($)
Essex Property Trust, Inc.	41,944	12,236,743
Extra Space Storage, Inc.	81,483	8,731,718
Federal Realty Investment Trust	47,608	6,223,794
Gaming & Leisure Properties, Inc.	128,003	5,054,838
HCP, Inc.	308,476	9,781,774
Healthcare Trust of America, Inc., Class A	131,195	3,777,104
Highwoods Properties, Inc.	67,977	2,981,471
Host Hotels & Resorts, Inc.	476,095	8,622,080
Invitation Homes, Inc.	216,504	5,548,998
Iron Mountain, Inc.	185,536	5,686,678
JBG SMITH Properties	76,382	3,016,325
Jones Lang LaSalle, Inc.	29,498	3,671,026
Kilroy Realty Corp.	65,423	4,822,329
Kimco Realty Corp.	267,345	4,651,803
Lamar Advertising Co., Class A	54,636	4,273,082
Liberty Property Trust	94,921	4,505,900
Mid-America Apartment Communities, Inc.	73,143	8,351,468
National Retail Properties, Inc.	102,256	5,473,764
Omega Healthcare Investors, Inc.	131,644	4,689,159
Park Hotels & Resorts, Inc.	127,634	3,525,251
Prologis, Inc.	404,256	29,781,539
Public Storage	96,312	22,910,699
Realty Income Corp.	195,007	13,666,091
Regency Centers Corp.	106,787	7,043,670
SBA Communications Corp. *	72,154	15,614,847
Senior Housing Properties Trust	147,620	1,163,246
Simon Property Group, Inc.	197,973	32,089,444
SL Green Realty Corp.	54,398	4,678,228
Sun Communities, Inc.	55,648	7,026,673
The Macerich Co.	66,940	2,431,930
UDR, Inc.	177,861	7,964,616
Ventas, Inc.	228,922	14,719,685
VEREIT, Inc.	621,948	5,522,898
VICI Properties, Inc.	231,427	5,133,051
Vornado Realty Trust	109,923	7,280,200
Welltower, Inc.	247,946	20,138,174
Weyerhaeuser Co.	478,317	10,905,628
WP Carey, Inc.	108,805	9,031,903
		582,044,907

Retailing 6.3%
Advance Auto Parts, Inc.	45,528	7,056,840
Amazon.com, Inc. *	264,683	469,830,853
AutoZone, Inc. *	15,914	16,345,429
Best Buy Co., Inc.	150,687	9,443,554
Booking Holdings, Inc. *	28,823	47,737,229
Burlington Stores, Inc. *	43,654	6,835,343
CarMax, Inc. *	109,013	8,533,538
Dollar General Corp.	168,676	21,469,081
Dollar Tree, Inc. *	153,024	15,545,708
eBay, Inc.	551,863	19,828,438
Expedia Group, Inc.	74,538	8,571,870
Foot Locker, Inc.	71,506	2,813,761
Genuine Parts Co.	93,924	9,289,084
GrubHub, Inc. *	59,046	3,846,847
Kohl's Corp.	104,869	5,172,139
L Brands, Inc.	143,907	3,232,151
LKQ Corp. *	199,457	5,116,072
Lowe's Cos., Inc.	513,528	47,901,892
Macy's, Inc.	195,351	4,018,370
Nordstrom, Inc.	68,576	2,146,429
O'Reilly Automotive, Inc. *	50,175	18,633,490
Qurate Retail, Inc. *	272,406	3,413,247
Ross Stores, Inc.	237,107	22,048,580
Target Corp.	334,696	26,926,293
The Gap, Inc.	136,840	2,556,171

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Home Depot, Inc.	725,064	137,653,400
The TJX Cos., Inc.	794,118	39,936,194
Tiffany & Co.	70,212	6,256,591
Tractor Supply Co.	78,043	7,865,174
Ulta Salon, Cosmetics & Fragrance, Inc. *	36,184	12,063,022
Wayfair, Inc., Class A *	40,148	5,781,713
Williams-Sonoma, Inc.	51,333	3,002,981
		1,000,871,484

Semiconductors & Semiconductor Equipment 3.4%
Advanced Micro Devices, Inc. *	565,244	15,493,338
Analog Devices, Inc.	236,363	22,837,393
Applied Materials, Inc.	609,109	23,566,427
Broadcom, Inc.	253,896	63,890,389
First Solar, Inc. *	49,385	2,866,305
Intel Corp.	2,886,107	127,104,152
KLA-Tencor Corp.	106,870	11,015,091
Lam Research Corp.	98,241	17,153,861
Marvell Technology Group Ltd.	376,789	8,402,395
Maxim Integrated Products, Inc.	173,806	9,140,458
Microchip Technology, Inc.	152,149	12,176,484
Micron Technology, Inc. *	719,498	23,462,830
NVIDIA Corp.	388,458	52,620,521
ON Semiconductor Corp. *	262,537	4,662,657
Qorvo, Inc. *	79,539	4,866,196
QUALCOMM, Inc.	775,712	51,833,076
Skyworks Solutions, Inc.	110,833	7,384,803
Teradyne, Inc.	113,041	4,763,548
Texas Instruments, Inc.	601,353	62,727,131
Xilinx, Inc.	162,319	16,606,857
		542,573,912

Software & Services 12.5%
Accenture plc, Class A	408,810	72,796,797
Adobe, Inc. *	313,061	84,808,225
Akamai Technologies, Inc. *	105,288	7,934,504
Alliance Data Systems Corp.	29,561	4,064,638
ANSYS, Inc. *	53,416	9,588,172
Aspen Technology, Inc. *	44,753	5,084,388
Autodesk, Inc. *	140,187	22,557,490
Automatic Data Processing, Inc.	279,605	44,770,353
Black Knight, Inc. *	91,875	5,208,394
Booz Allen Hamilton Holding Corp.	89,608	5,660,537
Broadridge Financial Solutions, Inc.	74,663	9,323,169
Cadence Design Systems, Inc. *	180,573	11,479,026
CDK Global, Inc.	79,986	3,871,322
Citrix Systems, Inc.	79,617	7,493,552
Cognizant Technology Solutions Corp., Class A	369,881	22,906,730
DocuSign, Inc. *	15,822	886,981
DXC Technology Co.	171,885	8,171,413
EPAM Systems, Inc. *	32,857	5,670,790
Fidelity National Information Services, Inc.	206,931	24,893,799
First Data Corp., Class A *	364,991	9,278,071
Fiserv, Inc. *	251,011	21,551,804
FleetCor Technologies, Inc. *	54,971	14,194,062
Fortinet, Inc. *	92,841	6,729,116
Gartner, Inc. *	57,066	8,634,086
Global Payments, Inc.	100,919	15,545,563
GoDaddy, Inc., Class A *	108,883	8,100,895
Guidewire Software, Inc. *	52,057	5,232,770
International Business Machines Corp.	570,489	72,446,398
Intuit, Inc.	166,145	40,680,603
Jack Henry & Associates, Inc.	49,882	6,545,516
Leidos Holdings, Inc.	94,223	7,097,819
Mastercard, Inc., Class A	579,122	145,643,392
Security	Number of Shares	Value ($)
Microsoft Corp.	4,922,210	608,778,933
Nuance Communications, Inc. *	179,627	3,084,196
Nutanix, Inc., Class A *	47,776	1,341,072
Oracle Corp.	1,634,822	82,721,993
Palo Alto Networks, Inc. *	60,717	12,151,900
Paychex, Inc.	204,324	17,528,956
Paycom Software, Inc. *	30,877	6,549,012
PayPal Holdings, Inc. *	752,074	82,540,121
PTC, Inc. *	68,738	5,778,116
Red Hat, Inc. *	113,385	20,896,856
Sabre Corp.	173,318	3,514,889
salesforce.com, Inc. *	490,405	74,252,221
ServiceNow, Inc. *	114,816	30,073,755
Splunk, Inc. *	95,159	10,847,174
Square, Inc., Class A *	197,645	12,244,108
SS&C Technologies Holdings, Inc.	139,115	7,741,750
Symantec Corp.	412,791	7,731,575
Synopsys, Inc. *	96,184	11,199,665
Tableau Software, Inc., Class A *	46,431	5,222,095
Teradata Corp. *	74,218	2,548,646
The Western Union Co.	282,737	5,485,098
Total System Services, Inc.	104,093	12,858,608
Tyler Technologies, Inc. *	24,404	5,206,593
VeriSign, Inc. *	67,878	13,234,852
Visa, Inc., Class A	1,122,761	181,135,032
VMware, Inc., Class A	48,790	8,634,854
WEX, Inc. *	27,750	5,243,085
Workday, Inc., Class A *	103,264	21,078,248
Worldpay, Inc., Class A *	193,905	23,586,604
		2,002,060,382

Technology Hardware & Equipment 5.3%
Amphenol Corp., Class A	191,323	16,645,101
Apple, Inc.	2,873,963	503,144,703
Arista Networks, Inc. *	33,464	8,184,960
Arrow Electronics, Inc. *	54,394	3,408,328
Avnet, Inc.	68,210	2,785,696
CDW Corp.	96,985	9,547,204
Cisco Systems, Inc.	2,825,520	147,011,806
Cognex Corp.	108,652	4,411,271
CommScope Holding Co., Inc. *	122,709	1,981,750
Corning, Inc.	505,020	14,564,777
Dell Technologies, Inc., Class C *	96,437	5,742,823
F5 Networks, Inc. *	38,000	5,019,040
FLIR Systems, Inc.	86,594	4,185,088
Hewlett Packard Enterprise Co.	883,239	12,118,039
HP, Inc.	984,475	18,389,993
IPG Photonics Corp. *	22,437	2,808,439
Jabil, Inc.	89,691	2,205,502
Juniper Networks, Inc.	223,792	5,507,521
Keysight Technologies, Inc. *	120,860	9,080,212
Motorola Solutions, Inc.	104,899	15,729,605
National Instruments Corp.	70,705	2,728,506
NetApp, Inc.	157,585	9,329,032
Seagate Technology plc	164,251	6,873,904
TE Connectivity Ltd.	216,871	18,267,044
Trimble, Inc. *	162,086	6,467,231
Western Digital Corp.	187,414	6,975,549
Xerox Corp.	128,119	3,921,723
Zebra Technologies Corp., Class A *	34,498	5,914,337
		852,949,184

Telecommunication Services 2.0%
AT&T, Inc.	4,674,947	142,959,879
CenturyLink, Inc.	614,208	6,418,474
Sprint Corp. *	359,282	2,468,267
T-Mobile US, Inc. *	200,977	14,759,751

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Verizon Communications, Inc.	2,651,155	144,090,274
Zayo Group Holdings, Inc. *	127,901	4,182,363
		314,879,008

Transportation 2.0%
Alaska Air Group, Inc.	77,817	4,528,949
AMERCO	5,042	1,856,565
American Airlines Group, Inc.	254,085	6,918,735
C.H. Robinson Worldwide, Inc.	87,400	6,959,662
CSX Corp.	497,277	37,032,218
Delta Air Lines, Inc.	396,499	20,419,698
Expeditors International of Washington, Inc.	109,728	7,635,971
FedEx Corp.	153,966	23,753,874
Genesee & Wyoming, Inc., Class A *	35,998	3,427,730
J.B. Hunt Transport Services, Inc.	55,492	4,724,589
JetBlue Airways Corp. *	197,090	3,395,861
Kansas City Southern	64,362	7,290,927
Norfolk Southern Corp.	171,619	33,489,732
Old Dominion Freight Line, Inc.	42,158	5,583,406
Southwest Airlines Co.	319,281	15,197,776
Uber Technologies, Inc. *	129,024	5,213,860
Union Pacific Corp.	464,070	77,397,595
United Continental Holdings, Inc. *	144,087	11,188,356
United Parcel Service, Inc., Class B	446,648	41,502,532
XPO Logistics, Inc. *	59,126	3,079,873
		320,597,909

Utilities 3.3%
AES Corp.	421,886	6,665,799
Alliant Energy Corp.	150,928	7,163,043
Ameren Corp.	157,296	11,536,089
American Electric Power Co., Inc.	316,571	27,263,094
American Water Works Co., Inc.	116,393	13,154,737
Aqua America, Inc.	134,877	5,333,037
Atmos Energy Corp.	74,972	7,632,150
Avangrid, Inc.	36,198	1,812,072
CenterPoint Energy, Inc.	322,551	9,173,350
CMS Energy Corp.	181,994	10,211,683
Consolidated Edison, Inc.	205,852	17,765,028
Dominion Energy, Inc.	512,584	38,536,065
DTE Energy Co.	116,454	14,611,483
Duke Energy Corp.	466,135	39,905,817
Edison International	209,796	12,455,589
Entergy Corp.	121,506	11,794,587
Evergy, Inc.	163,141	9,485,018
Eversource Energy	203,943	15,059,151
Exelon Corp.	621,953	29,903,500
Security	Number of Shares	Value ($)
FirstEnergy Corp.	323,166	13,327,366
National Fuel Gas Co.	55,273	2,946,604
NextEra Energy, Inc.	306,800	60,810,828
NiSource, Inc.	238,656	6,646,570
NRG Energy, Inc.	179,936	6,125,021
OGE Energy Corp.	127,170	5,285,185
Pinnacle West Capital Corp.	72,087	6,769,690
PPL Corp.	462,628	13,767,809
Public Service Enterprise Group, Inc.	325,151	19,105,873
Sempra Energy	175,396	23,055,804
The Southern Co.	663,469	35,495,591
UGI Corp.	111,112	5,734,490
Vistra Energy Corp.	255,162	6,011,617
WEC Energy Group, Inc.	202,592	16,318,786
Xcel Energy, Inc.	330,029	18,923,863
		529,786,389
Total Common Stock
(Cost $13,399,879,312)		15,922,165,817

Other Investment Companies 0.2% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32% (c)	10,256,284	10,256,284

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 2.30% (c)	11,307,725	11,307,725
Total Other Investment Companies
(Cost $21,564,009)		21,564,009

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/21/19	280	38,536,400	(1,623,790)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $10,871,925.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended May 31, 2019:
	Balance of Shares Held at 8/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 5/31/19	Market Value at 5/31/19	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	669,366	130,193	(43,029)	756,530	$31,479,213	($7,273,779)	$799,925	$336,196

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$15,922,165,817	$—	$—	$15,922,165,817
Other Investment Companies[1]	21,564,009	—	—	21,564,009
Liabilities
Futures Contracts[2]	(1,623,790)	—	—	(1,623,790)
Total	$15,942,106,036	$—	$—	$15,942,106,036
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Large-Cap Growth ETF™

Portfolio Holdings as of May 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 0.2%
Lear Corp.	32,751	3,898,351
Tesla, Inc. *	71,904	13,313,745
Veoneer, Inc. *(a)	46,383	738,881
		17,950,977

Banks 0.3%
CIT Group, Inc.	52,903	2,515,009
East West Bancorp, Inc.	75,672	3,232,708
First Republic Bank	86,504	8,392,618
Signature Bank	28,886	3,308,891
SVB Financial Group *	27,563	5,551,188
		23,000,414

Capital Goods 6.5%
3M Co.	301,744	48,203,604
A.O. Smith Corp.	74,579	3,020,450
Acuity Brands, Inc.	21,128	2,612,900
Allegion plc	49,656	4,819,115
AMETEK, Inc.	119,080	9,751,461
Carlisle Cos., Inc.	30,090	4,011,298
Deere & Co.	167,043	23,414,417
Dover Corp.	76,061	6,800,614
Fastenal Co.	298,594	9,133,990
Fortive Corp.	154,648	11,776,445
Fortune Brands Home & Security, Inc.	73,293	3,522,462
Graco, Inc.	86,363	4,078,061
Harris Corp.	61,827	11,573,396
HD Supply Holdings, Inc. *	93,627	3,884,584
HEICO Corp.	21,422	2,604,701
HEICO Corp., Class A	37,632	3,697,720
Hubbell, Inc.	28,273	3,238,389
Huntington Ingalls Industries, Inc.	21,761	4,463,616
IDEX Corp.	39,748	6,069,917
Lennox International, Inc.	18,772	4,957,873
Lockheed Martin Corp.	128,857	43,623,249
Nordson Corp.	27,061	3,399,403
Northrop Grumman Corp.	88,975	26,981,669
Owens Corning	57,066	2,765,989
Quanta Services, Inc.	74,215	2,579,713
Raytheon Co.	148,033	25,831,759
Roper Technologies, Inc.	54,338	18,687,925
Sensata Technologies Holding plc *	86,034	3,672,791
Snap-on, Inc.	29,008	4,522,927
Spirit AeroSystems Holdings, Inc., Class A	55,063	4,462,306
Stanley Black & Decker, Inc.	79,420	10,103,812
Teledyne Technologies, Inc. *	18,978	4,475,012
Textron, Inc.	123,233	5,582,455
The Boeing Co.	275,429	94,089,301
The Middleby Corp. *	29,233	3,814,030
The Toro Co.	55,332	3,605,433
TransDigm Group, Inc. *	25,499	11,243,784
Security	Number of Shares	Value ($)
Trinity Industries, Inc.	69,996	1,349,523
United Rentals, Inc. *	41,751	4,596,785
W.W. Grainger, Inc.	23,637	6,185,567
WABCO Holdings, Inc. *	27,189	3,559,312
Wabtec Corp. (a)	83,099	5,183,716
Xylem, Inc.	94,246	6,994,938
		468,946,412

Commercial & Professional Services 1.1%
Cintas Corp.	44,374	9,843,484
Copart, Inc. *	105,406	7,534,421
CoStar Group, Inc. *	19,001	9,683,670
Equifax, Inc.	63,286	7,651,277
IHS Markit Ltd. *	190,817	10,950,988
KAR Auction Services, Inc.	69,623	3,914,205
Robert Half International, Inc.	62,475	3,352,408
Rollins, Inc.	77,836	2,924,299
Stericycle, Inc. *	44,124	2,046,471
TransUnion	97,801	6,409,878
Verisk Analytics, Inc.	85,618	11,986,520
		76,297,621

Consumer Durables & Apparel 1.5%
Capri Holdings Ltd. *	80,190	2,604,571
Carter's, Inc.	23,961	2,015,360
D.R. Horton, Inc.	179,049	7,656,135
Lennar Corp., B Shares	7,096	280,363
Lennar Corp., Class A	150,842	7,490,814
Lululemon Athletica, Inc. *	55,399	9,173,520
Mohawk Industries, Inc. *	32,294	4,377,452
Newell Brands, Inc.	204,464	2,743,907
NIKE, Inc., Class B	659,461	50,870,821
NVR, Inc. *	1,782	5,705,198
Polaris Industries, Inc.	30,182	2,410,938
PulteGroup, Inc.	132,860	4,118,660
PVH Corp.	39,628	3,375,909
Toll Brothers, Inc.	69,888	2,430,006
Under Armour, Inc., Class A *	98,856	2,253,917
Under Armour, Inc., Class C *	99,373	2,010,316
		109,517,887

Consumer Services 2.0%
Bright Horizons Family Solutions, Inc. *	30,491	4,179,096
Chipotle Mexican Grill, Inc. *	12,772	8,429,137
Domino's Pizza, Inc.	21,540	6,020,430
Dunkin' Brands Group, Inc.	43,394	3,220,703
Hilton Worldwide Holdings, Inc.	153,739	13,750,416
Marriott International, Inc., Class A	147,983	18,474,198
MGM Resorts International	267,664	6,643,420
Norwegian Cruise Line Holdings Ltd. *	114,218	6,248,867
Royal Caribbean Cruises Ltd.	89,618	10,911,888
ServiceMaster Global Holdings, Inc. *	71,349	3,852,846
Starbucks Corp.	651,929	49,585,720
Vail Resorts, Inc.	21,098	4,538,391

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Wyndham Hotels & Resorts, Inc.	51,350	2,739,009
Wynn Resorts Ltd.	50,765	5,448,607
		144,042,728

Diversified Financials 6.4%
Affiliated Managers Group, Inc.	27,453	2,301,110
Ameriprise Financial, Inc.	71,104	9,828,706
Berkshire Hathaway, Inc., Class B *	1,018,987	201,168,414
BlackRock, Inc.	63,804	26,514,390
Cboe Global Markets, Inc.	58,912	6,394,308
CME Group, Inc.	187,631	36,047,668
Credit Acceptance Corp. *	6,304	2,877,083
E*TRADE Financial Corp.	129,280	5,791,744
FactSet Research Systems, Inc.	20,000	5,564,000
Intercontinental Exchange, Inc.	298,096	24,506,472
MarketAxess Holdings, Inc.	19,645	5,850,674
Moody's Corp.	87,123	15,933,054
Morgan Stanley	680,907	27,706,106
MSCI, Inc.	44,208	9,726,202
Raymond James Financial, Inc.	66,637	5,502,883
S&P Global, Inc.	130,228	27,853,165
SEI Investments Co.	67,174	3,375,493
T. Rowe Price Group, Inc.	123,979	12,539,236
TD Ameritrade Holding Corp.	140,379	6,983,855
The Charles Schwab Corp. (b)	620,691	25,826,953
Voya Financial, Inc.	79,233	4,035,337
		466,326,853

Energy 1.6%
Antero Resources Corp. *	114,837	754,479
Cabot Oil & Gas Corp.	222,325	5,562,572
Cheniere Energy, Inc. *	115,996	7,328,627
Cimarex Energy Co.	53,207	3,042,908
Concho Resources, Inc.	105,340	10,324,373
Continental Resources, Inc. *	44,985	1,574,475
Core Laboratories N.V.	22,483	1,071,090
Diamondback Energy, Inc.	81,090	7,951,685
EOG Resources, Inc.	303,775	24,873,097
EQT Corp.	132,767	2,429,636
Halliburton Co.	457,613	9,742,581
Parsley Energy, Inc., Class A *	139,129	2,480,670
Pioneer Natural Resources Co.	88,261	12,529,532
Schlumberger Ltd.	725,408	25,164,404
		114,830,129

Food & Staples Retailing 1.1%
Costco Wholesale Corp.	230,738	55,280,210
US Foods Holding Corp. *	114,494	3,956,913
Walgreens Boots Alliance, Inc.	419,576	20,701,880
		79,939,003

Food, Beverage & Tobacco 1.0%
Brown-Forman Corp., Class A	32,666	1,607,494
Brown-Forman Corp., Class B	86,605	4,328,518
Constellation Brands, Inc., Class A	87,323	15,408,143
Keurig Dr Pepper, Inc.	95,291	2,686,253
Molson Coors Brewing Co., Class B	98,583	5,420,093
Monster Beverage Corp. *	205,360	12,703,570
Post Holdings, Inc. *	34,969	3,675,242
The Hershey Co.	72,761	9,601,542
The J.M. Smucker Co.	59,818	7,271,476
Tyson Foods, Inc., Class A	154,389	11,716,581
		74,418,912

Security	Number of Shares	Value ($)
Health Care Equipment & Services 8.8%
ABIOMED, Inc. *	23,597	6,180,526
Align Technology, Inc. *	38,201	10,862,454
AmerisourceBergen Corp.	82,176	6,398,223
Anthem, Inc.	134,556	37,403,877
Becton Dickinson & Co.	140,999	32,914,807
Boston Scientific Corp. *	725,257	27,857,121
Centene Corp. *	216,962	12,529,556
Cerner Corp. *	170,071	11,899,868
Cigna Corp. *	198,894	29,440,290
Danaher Corp.	329,084	43,442,379
DaVita, Inc. *	66,560	2,890,035
DENTSPLY SIRONA, Inc.	122,651	6,607,209
DexCom, Inc. *	47,229	5,728,878
Edwards Lifesciences Corp. *	109,059	18,616,371
HCA Healthcare, Inc.	140,092	16,945,528
Henry Schein, Inc. *	79,547	5,127,600
Hologic, Inc. *	140,364	6,177,420
Humana, Inc.	70,854	17,349,310
IDEXX Laboratories, Inc. *	45,025	11,245,894
Intuitive Surgical, Inc. *	59,929	27,857,996
Laboratory Corp. of America Holdings *	51,692	8,405,636
McKesson Corp.	100,659	12,294,490
Medtronic plc	702,368	65,025,230
Molina Healthcare, Inc. *	32,797	4,665,701
ResMed, Inc.	75,215	8,583,536
STERIS plc *	44,378	5,932,451
Stryker Corp.	162,094	29,702,105
Teleflex, Inc.	24,001	6,919,488
The Cooper Cos., Inc.	25,936	7,723,481
UnitedHealth Group, Inc.	502,989	121,622,740
Universal Health Services, Inc., Class B	43,798	5,236,051
Varian Medical Systems, Inc. *	47,700	6,022,602
Veeva Systems, Inc., Class A *	65,674	10,132,842
WellCare Health Plans, Inc. *	26,294	7,262,140
West Pharmaceutical Services, Inc.	39,047	4,474,786
		641,478,621

Household & Personal Products 0.6%
Church & Dwight Co., Inc.	128,766	9,581,478
Coty, Inc., Class A	157,803	1,947,289
Herbalife Nutrition Ltd. *	53,387	2,230,509
The Clorox Co.	67,283	10,012,383
The Estee Lauder Cos., Inc., Class A	114,430	18,426,663
		42,198,322

Insurance 1.0%
Alleghany Corp. *	7,583	5,029,804
Aon plc	125,757	22,645,063
Arch Capital Group Ltd. *	211,381	7,277,848
Athene Holding Ltd., Class A *	66,759	2,713,753
Everest Re Group Ltd.	21,356	5,289,027
Markel Corp. *	7,285	7,713,868
RenaissanceRe Holdings Ltd.	22,073	3,850,414
W.R. Berkley Corp.	75,662	4,706,176
Willis Towers Watson plc	67,795	11,898,023
		71,123,976

Materials 2.2%
Alcoa Corp. *	98,236	2,081,621
Ashland Global Holdings, Inc.	32,894	2,462,774
Axalta Coating Systems Ltd. *	109,075	2,564,353
Ball Corp.	175,634	10,782,171
Berry Global Group, Inc. *	67,610	3,179,022
Crown Holdings, Inc. *	70,969	3,933,812

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ecolab, Inc.	132,916	24,468,507
FMC Corp.	70,268	5,161,185
International Flavors & Fragrances, Inc.	53,072	7,187,010
Linde plc	288,936	52,167,395
Martin Marietta Materials, Inc.	32,794	6,903,137
NewMarket Corp.	4,559	1,764,333
Packaging Corp. of America	49,360	4,396,989
Royal Gold, Inc.	34,486	3,034,423
Sealed Air Corp.	81,762	3,425,828
The Sherwin-Williams Co.	42,765	17,937,779
Vulcan Materials Co.	69,241	8,648,893
Westlake Chemical Corp.	18,460	1,057,573
		161,156,805

Media & Entertainment 14.0%
Activision Blizzard, Inc.	401,049	17,393,495
Alphabet, Inc., Class A *	156,884	173,592,146
Alphabet, Inc., Class C *	161,096	177,790,379
Altice USA, Inc., Class A	64,514	1,515,434
Charter Communications, Inc., Class A *	90,935	34,264,308
Comcast Corp., Class A	2,367,186	97,054,626
Discovery, Inc., Class A *	82,452	2,247,642
Discovery, Inc., Class C *	188,566	4,834,832
Electronic Arts, Inc. *	156,610	14,577,259
Facebook, Inc., Class A *	1,250,087	221,852,940
GCI Liberty, Inc., Class A *	51,337	2,982,166
IAC/InterActiveCorp *	40,533	8,951,713
Liberty Broadband Corp., Class A *	13,606	1,326,857
Liberty Broadband Corp., Class C *	80,082	7,860,048
Liberty Global plc, Class A *	107,659	2,648,411
Liberty Global plc, Class C *	273,035	6,618,369
Liberty Media Corp. - Liberty SiriusXM, Class A *	44,012	1,585,312
Liberty Media Corp. - Liberty SiriusXM, Class C *	83,145	3,004,860
Lions Gate Entertainment Corp., Class A	25,257	373,046
Lions Gate Entertainment Corp., Class B	55,499	763,666
Live Nation Entertainment, Inc. *	72,469	4,407,565
Netflix, Inc. *	228,858	78,562,374
Sirius XM Holdings, Inc.	870,591	4,622,838
Take-Two Interactive Software, Inc. *	59,248	6,407,671
The Walt Disney Co.	915,273	120,852,647
TripAdvisor, Inc. *	53,897	2,278,226
Twitter, Inc. *	382,463	13,936,952
Zillow Group, Inc., Class A *	24,974	1,057,150
Zillow Group, Inc., Class C *	60,513	2,603,269
		1,015,966,201

Pharmaceuticals, Biotechnology & Life Sciences 5.4%
Alexion Pharmaceuticals, Inc. *	117,295	13,334,096
Alkermes plc *	81,927	1,764,708
Allergan plc	164,015	19,995,069
Alnylam Pharmaceuticals, Inc. *	49,130	3,317,258
Amgen, Inc.	325,956	54,336,865
Avantor, Inc. *	109,186	1,910,755
Bio-Rad Laboratories, Inc., Class A *	10,468	3,003,583
Bio-Techne Corp.	19,782	3,917,825
Biogen, Inc. *	102,830	22,549,591
BioMarin Pharmaceutical, Inc. *	93,700	7,705,888
Bluebird Bio, Inc. *	28,786	3,452,017
Celgene Corp. *	368,207	34,534,134
Exelixis, Inc. *	157,302	3,081,546
Illumina, Inc. *	77,094	23,660,920
Incyte Corp. *	93,267	7,333,584
Ionis Pharmaceuticals, Inc. *	72,062	4,727,267
IQVIA Holdings, Inc. *	82,672	11,230,991
Jazz Pharmaceuticals plc *	29,856	3,748,421
Security	Number of Shares	Value ($)
Mettler-Toledo International, Inc. *	13,042	9,430,540
Mylan N.V. *	270,633	4,546,634
Nektar Therapeutics *	91,941	2,879,592
Neurocrine Biosciences, Inc. *	47,497	4,026,796
PerkinElmer, Inc.	58,277	5,031,636
Perrigo Co., plc	64,940	2,728,779
PRA Health Sciences, Inc. *	30,916	2,681,345
Regeneron Pharmaceuticals, Inc. *	41,102	12,401,295
Sage Therapeutics, Inc. *	26,345	4,527,915
Sarepta Therapeutics, Inc. *	36,542	4,160,307
Seattle Genetics, Inc. *	56,123	3,651,924
Syneos Health, Inc. *	31,294	1,290,252
Thermo Fisher Scientific, Inc.	210,940	56,316,761
United Therapeutics Corp. *	23,052	1,935,676
Vertex Pharmaceuticals, Inc. *	134,117	22,287,563
Waters Corp. *	37,550	7,536,660
Zoetis, Inc.	251,037	25,367,289
		394,405,482

Real Estate 4.0%
Alexandria Real Estate Equities, Inc.	59,132	8,657,516
American Homes 4 Rent, Class A	135,786	3,314,536
American Tower Corp.	231,093	48,245,286
Apartment Investment & Management Co., Class A	81,823	4,087,059
AvalonBay Communities, Inc.	72,665	14,751,722
Boston Properties, Inc.	80,862	10,579,175
CBRE Group, Inc., Class A *	163,719	7,481,958
Crown Castle International Corp.	217,678	28,300,317
CyrusOne, Inc.	56,796	3,353,236
Digital Realty Trust, Inc.	109,118	12,845,371
Duke Realty Corp.	188,832	5,681,955
Equinix, Inc.	43,705	21,231,452
Equity LifeStyle Properties, Inc.	47,015	5,719,845
Essex Property Trust, Inc.	34,238	9,988,594
Extra Space Storage, Inc.	66,792	7,157,431
Federal Realty Investment Trust	39,027	5,102,000
Invitation Homes, Inc.	176,993	4,536,330
JBG SMITH Properties	62,479	2,467,296
Jones Lang LaSalle, Inc.	23,911	2,975,724
Kilroy Realty Corp.	53,012	3,907,514
Mid-America Apartment Communities, Inc.	59,312	6,772,244
Public Storage	78,755	18,734,239
SBA Communications Corp. *	59,079	12,785,286
Simon Property Group, Inc.	161,723	26,213,681
Sun Communities, Inc.	45,196	5,706,899
UDR, Inc.	144,888	6,488,085
		287,084,751

Retailing 10.5%
Advance Auto Parts, Inc.	37,523	5,816,065
Amazon.com, Inc. *	216,231	383,825,161
AutoZone, Inc. *	13,085	13,439,734
Booking Holdings, Inc. *	23,601	39,088,448
Burlington Stores, Inc. *	35,222	5,515,061
CarMax, Inc. *	89,286	6,989,308
Dollar General Corp.	138,006	17,565,404
Dollar Tree, Inc. *	124,959	12,694,585
eBay, Inc.	451,309	16,215,532
Expedia Group, Inc.	61,345	7,054,675
GrubHub, Inc. *	47,301	3,081,660
LKQ Corp. *	164,446	4,218,040
Lowe's Cos., Inc.	419,500	39,130,960
O'Reilly Automotive, Inc. *	41,104	15,264,792
Qurate Retail, Inc. *	220,389	2,761,474
Ross Stores, Inc.	193,857	18,026,762
The Home Depot, Inc.	591,911	112,374,303

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The TJX Cos., Inc.	647,948	32,585,305
Tiffany & Co.	56,941	5,074,013
Tractor Supply Co.	63,543	6,403,864
Ulta Salon, Cosmetics & Fragrance, Inc. *	29,562	9,855,380
Wayfair, Inc., Class A *	32,684	4,706,823
		761,687,349

Semiconductors & Semiconductor Equipment 2.0%
Broadcom, Inc.	207,467	52,206,996
First Solar, Inc. *	39,510	2,293,160
Lam Research Corp.	80,017	13,971,768
Micron Technology, Inc. *	587,986	19,174,223
NVIDIA Corp.	317,362	42,989,857
ON Semiconductor Corp. *	214,998	3,818,365
Qorvo, Inc. *	63,838	3,905,609
Skyworks Solutions, Inc.	91,357	6,087,117
		144,447,095

Software & Services 20.1%
Accenture plc, Class A	333,781	59,436,383
Adobe, Inc. *	255,715	69,273,193
Akamai Technologies, Inc. *	85,749	6,462,045
Alliance Data Systems Corp.	23,868	3,281,850
ANSYS, Inc. *	43,896	7,879,332
Aspen Technology, Inc. *	36,494	4,146,083
Autodesk, Inc. *	114,847	18,480,031
Automatic Data Processing, Inc.	228,066	36,517,928
Black Knight, Inc. *	74,100	4,200,729
Broadridge Financial Solutions, Inc.	60,776	7,589,099
Cadence Design Systems, Inc. *	147,257	9,361,127
CDK Global, Inc.	65,467	3,168,603
Citrix Systems, Inc.	65,687	6,182,460
Cognizant Technology Solutions Corp., Class A	300,643	18,618,821
DocuSign, Inc. *	12,572	704,786
EPAM Systems, Inc. *	26,662	4,601,595
Fidelity National Information Services, Inc.	169,378	20,376,173
First Data Corp., Class A *	298,067	7,576,863
Fiserv, Inc. *	205,424	17,637,705
FleetCor Technologies, Inc. *	45,081	11,640,365
Fortinet, Inc. *	76,224	5,524,715
Gartner, Inc. *	46,914	7,098,088
Global Payments, Inc.	82,629	12,728,171
GoDaddy, Inc., Class A *	88,767	6,604,265
Guidewire Software, Inc. *	41,957	4,217,518
Intuit, Inc.	135,876	33,269,239
Jack Henry & Associates, Inc.	40,540	5,319,659
Mastercard, Inc., Class A	473,193	119,003,307
Microsoft Corp.	4,020,260	497,225,757
Nuance Communications, Inc. *	148,213	2,544,817
Nutanix, Inc., Class A *	40,488	1,136,498
Palo Alto Networks, Inc. *	49,776	9,962,169
Paycom Software, Inc. *	25,230	5,351,283
PayPal Holdings, Inc. *	615,141	67,511,725
PTC, Inc. *	56,102	4,715,934
Red Hat, Inc. *	92,392	17,027,846
salesforce.com, Inc. *	400,848	60,692,396
ServiceNow, Inc. *	94,025	24,627,968
Splunk, Inc. *	77,523	8,836,847
Square, Inc., Class A *	160,785	9,960,631
SS&C Technologies Holdings, Inc.	113,234	6,301,472
Synopsys, Inc. *	78,515	9,142,287
Tableau Software, Inc., Class A *	37,360	4,201,879
Total System Services, Inc.	85,396	10,548,968
Tyler Technologies, Inc. *	20,029	4,273,187
VeriSign, Inc. *	55,262	10,774,985
Visa, Inc., Class A	917,018	147,942,514
Security	Number of Shares	Value ($)
VMware, Inc., Class A	39,818	7,046,990
WEX, Inc. *	22,591	4,268,343
Workday, Inc., Class A *	84,388	17,225,278
Worldpay, Inc., Class A *	158,311	19,256,950
		1,461,476,857

Technology Hardware & Equipment 6.4%
Amphenol Corp., Class A	156,232	13,592,184
Apple, Inc.	2,347,609	410,995,908
Arista Networks, Inc. *	27,367	6,693,695
CDW Corp.	78,616	7,738,959
Cognex Corp.	89,367	3,628,300
CommScope Holding Co., Inc. *	99,838	1,612,384
Dell Technologies, Inc., Class C *	78,460	4,672,293
F5 Networks, Inc. *	31,093	4,106,763
IPG Photonics Corp. *	18,453	2,309,762
Trimble, Inc. *	130,952	5,224,985
Zebra Technologies Corp., Class A *	28,326	4,856,209
		465,431,442

Telecommunication Services 0.2%
Sprint Corp. *	303,496	2,085,017
T-Mobile US, Inc. *	165,102	12,125,091
Zayo Group Holdings, Inc. *	105,201	3,440,073
		17,650,181

Transportation 2.2%
Alaska Air Group, Inc.	64,435	3,750,117
AMERCO	4,065	1,496,814
FedEx Corp.	125,629	19,382,042
Genesee & Wyoming, Inc., Class A *	29,394	2,798,897
J.B. Hunt Transport Services, Inc.	45,530	3,876,424
JetBlue Airways Corp. *	161,135	2,776,356
Kansas City Southern	52,881	5,990,360
Norfolk Southern Corp.	139,912	27,302,428
Old Dominion Freight Line, Inc.	33,965	4,498,324
Southwest Airlines Co.	261,095	12,428,122
Uber Technologies, Inc. *	105,432	4,260,507
Union Pacific Corp.	378,624	63,146,911
United Continental Holdings, Inc. *	117,706	9,139,871
XPO Logistics, Inc. *	48,299	2,515,895
		163,363,068

Utilities 0.8%
NextEra Energy, Inc.	250,434	49,638,523
NRG Energy, Inc.	147,582	5,023,691
		54,662,214
Total Common Stock
(Cost $5,694,406,973)		7,257,403,300

Other Investment Companies 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32% (c)	965,253	965,253

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 2.30% (c)	2,487,800	2,487,800
Total Other Investment Companies
(Cost $3,453,053)		3,453,053

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 1000 Index, e-mini, expires 06/21/19	94	6,988,430	(205,254)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,372,555.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended May 31, 2019:
	Balance of Shares Held at 8/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 5/31/19	Market Value at 5/31/19	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	612,730	118,529	(110,568)	620,691	$25,826,953	($5,755,501)	$416,908	$279,944

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$7,257,403,300	$—	$—	$7,257,403,300
Other Investment Companies[1]	3,453,053	—	—	3,453,053
Liabilities
Futures Contracts[2]	(205,254)	—	—	(205,254)
Total	$7,260,651,099	$—	$—	$7,260,651,099
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Large-Cap Value ETF™

Portfolio Holdings as of May 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.1%
Aptiv plc	130,082	8,330,451
Autoliv, Inc.	43,278	2,664,627
BorgWarner, Inc.	103,292	3,664,800
Ford Motor Co.	1,950,528	18,569,027
General Motors Co.	655,630	21,858,704
Harley-Davidson, Inc.	79,631	2,605,526
The Goodyear Tire & Rubber Co.	118,418	1,587,985
		59,281,120

Banks 11.4%
Bank of America Corp.	4,488,742	119,400,537
BB&T Corp.	381,263	17,824,045
BOK Financial Corp.	16,006	1,199,330
Citigroup, Inc.	1,175,233	73,040,731
Citizens Financial Group, Inc.	231,201	7,532,529
Comerica, Inc.	79,083	5,442,492
Commerce Bancshares, Inc.	49,075	2,813,470
Cullen/Frost Bankers, Inc.	31,336	2,860,037
Fifth Third Bancorp	384,611	10,192,192
Huntington Bancshares, Inc.	526,938	6,665,766
JPMorgan Chase & Co.	1,636,016	173,352,255
KeyCorp	504,417	8,055,539
M&T Bank Corp.	69,203	11,044,799
New York Community Bancorp, Inc.	233,241	2,316,083
People's United Financial, Inc.	195,839	3,010,045
Regions Financial Corp.	511,623	7,075,746
SunTrust Banks, Inc.	221,313	13,280,993
The PNC Financial Services Group, Inc.	226,653	28,843,861
U.S. Bancorp	751,865	37,743,623
Wells Fargo & Co.	2,046,038	90,782,706
Zions Bancorp NA	92,514	3,984,578
		626,461,357

Capital Goods 6.9%
AGCO Corp.	32,067	2,134,380
Allison Transmission Holdings, Inc.	59,291	2,454,054
Arconic, Inc.	200,851	4,398,637
Caterpillar, Inc.	287,523	34,448,131
Cummins, Inc.	72,402	10,915,325
Donaldson Co., Inc.	63,618	3,018,674
Eaton Corp. plc	211,380	15,745,696
Emerson Electric Co.	306,671	18,473,861
Flowserve Corp.	66,142	3,072,296
Fluor Corp.	69,725	1,932,777
General Dynamics Corp.	135,210	21,744,472
General Electric Co.	4,347,749	41,042,751
GrafTech International Ltd.	30,510	302,354
Honeywell International, Inc.	364,390	59,872,921
Illinois Tool Works, Inc.	151,010	21,087,036
Ingersoll-Rand plc	120,950	14,313,223
Jacobs Engineering Group, Inc.	58,427	4,398,969
Security	Number of Shares	Value ($)
Johnson Controls International plc	455,715	17,554,142
L3 Technologies, Inc.	39,759	9,624,064
Lincoln Electric Holdings, Inc.	31,539	2,395,072
Masco Corp.	147,962	5,166,833
PACCAR, Inc.	173,216	11,401,077
Parker-Hannifin Corp.	64,766	9,865,157
Pentair plc	78,313	2,726,859
Rockwell Automation, Inc.	59,825	8,904,951
United Technologies Corp.	405,224	51,179,791
		378,173,503

Commercial & Professional Services 0.7%
ADT, Inc. (a)	60,208	352,217
ManpowerGroup, Inc.	30,018	2,567,139
Nielsen Holdings plc	176,865	4,020,141
Republic Services, Inc.	107,765	9,115,841
Waste Management, Inc.	195,033	21,326,859
		37,382,197

Consumer Durables & Apparel 0.7%
Garmin Ltd.	60,348	4,615,415
Hanesbrands, Inc.	180,371	2,678,509
Hasbro, Inc.	57,708	5,490,339
Kontoor Brands, Inc. *	23,074	676,068
Leggett & Platt, Inc.	65,178	2,314,471
Mattel, Inc. *(a)	171,748	1,691,718
Ralph Lauren Corp.	26,301	2,765,024
Tapestry, Inc.	145,977	4,169,103
VF Corp.	162,059	13,269,391
Whirlpool Corp.	31,643	3,635,148
		41,305,186

Consumer Services 2.4%
Aramark	122,414	4,258,783
Caesars Entertainment Corp. *	290,921	2,557,196
Carnival Corp.	200,067	10,241,430
Darden Restaurants, Inc.	61,931	7,203,814
H&R Block, Inc.	103,002	2,703,802
Las Vegas Sands Corp.	183,876	10,113,180
McDonald's Corp.	382,395	75,817,457
Service Corp. International	90,213	3,957,644
Wyndham Destinations, Inc.	47,104	1,873,797
Yum! Brands, Inc.	153,172	15,677,154
		134,404,257

Diversified Financials 3.7%
AGNC Investment Corp.	267,437	4,385,967
Ally Financial, Inc.	202,652	5,850,563
American Express Co.	345,710	39,656,394
Annaly Capital Management, Inc.	695,795	6,129,954
AXA Equitable Holdings, Inc.	124,810	2,564,846
Capital One Financial Corp.	233,479	20,048,842
Discover Financial Services	163,919	12,220,161

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Eaton Vance Corp.	56,990	2,178,158
Franklin Resources, Inc.	147,043	4,678,908
Invesco Ltd.	198,106	3,870,991
Janus Henderson Group plc	82,287	1,672,072
Jefferies Financial Group, Inc.	130,887	2,312,773
KKR & Co., Inc., Class A	267,695	5,964,245
Lazard Ltd., Class A	64,635	2,014,027
Nasdaq, Inc.	57,632	5,223,764
Northern Trust Corp.	109,129	9,332,712
Santander Consumer USA Holdings, Inc.	57,048	1,277,305
Starwood Property Trust, Inc.	139,504	3,076,063
State Street Corp.	189,078	10,446,560
Synchrony Financial	326,214	10,970,577
The Bank of New York Mellon Corp.	439,509	18,762,639
The Goldman Sachs Group, Inc.	171,103	31,224,586
		203,862,107

Energy 8.7%
Anadarko Petroleum Corp.	249,926	17,587,293
Apache Corp.	186,709	4,867,504
Baker Hughes a GE Co.	258,084	5,525,578
Chevron Corp.	949,400	108,089,190
ConocoPhillips	567,293	33,447,595
Devon Energy Corp.	207,086	5,210,284
Equitrans Midstream Corp. *	101,855	2,022,840
Exxon Mobil Corp.	2,117,054	149,823,912
Helmerich & Payne, Inc.	54,556	2,668,334
Hess Corp.	127,821	7,140,081
HollyFrontier Corp.	78,141	2,967,795
Kinder Morgan, Inc.	973,696	19,425,235
Marathon Oil Corp.	409,601	5,386,253
Marathon Petroleum Corp.	336,059	15,455,353
Murphy Oil Corp.	81,167	2,017,000
National Oilwell Varco, Inc.	190,749	3,977,117
Noble Energy, Inc.	243,048	5,201,227
Occidental Petroleum Corp.	375,007	18,664,098
ONEOK, Inc.	205,273	13,059,468
Phillips 66	209,320	16,913,056
Targa Resources Corp.	114,034	4,385,748
TechnipFMC plc	214,125	4,453,800
The Williams Cos., Inc.	603,981	15,933,019
Valero Energy Corp.	208,356	14,668,262
WPX Energy, Inc. *	197,764	2,127,941
		481,017,983

Food & Staples Retailing 1.8%
Sysco Corp.	235,721	16,222,319
The Kroger Co.	398,686	9,094,028
Walmart, Inc.	711,335	72,157,822
		97,474,169

Food, Beverage & Tobacco 7.3%
Altria Group, Inc.	936,090	45,924,575
Archer-Daniels-Midland Co.	279,820	10,722,702
Bunge Ltd.	70,179	3,669,660
Campbell Soup Co.	95,825	3,479,406
Conagra Brands, Inc.	243,598	6,521,119
General Mills, Inc.	298,007	14,733,466
Hormel Foods Corp.	135,704	5,358,951
Ingredion, Inc.	33,330	2,538,413
Kellogg Co.	125,648	6,604,059
Lamb Weston Holdings, Inc.	73,766	4,370,636
McCormick & Co., Inc. Non-Voting Shares	61,359	9,574,458
Mondelez International, Inc., Class A	721,791	36,703,072
PepsiCo, Inc.	701,870	89,839,360
Philip Morris International, Inc.	776,771	59,912,347
Security	Number of Shares	Value ($)
Pilgrim's Pride Corp. *	26,012	665,127
The Coca-Cola Co.	1,922,746	94,464,511
The Kraft Heinz Co.	311,475	8,612,284
		403,694,146

Health Care Equipment & Services 2.6%
Abbott Laboratories	877,780	66,825,391
Baxter International, Inc.	237,900	17,471,376
Cardinal Health, Inc.	148,221	6,235,658
CVS Health Corp.	648,457	33,959,693
Encompass Health Corp.	49,239	2,901,162
Quest Diagnostics, Inc.	67,231	6,448,125
Zimmer Biomet Holdings, Inc.	102,149	11,637,836
		145,479,241

Household & Personal Products 3.3%
Colgate-Palmolive Co.	430,335	29,959,923
Kimberly-Clark Corp.	172,283	22,033,273
The Procter & Gamble Co.	1,249,848	128,621,857
		180,615,053

Insurance 5.1%
Aflac, Inc.	375,419	19,258,995
American Financial Group, Inc.	35,102	3,447,016
American International Group, Inc.	434,877	22,209,168
Arthur J. Gallagher & Co.	92,218	7,764,756
Assurant, Inc.	30,762	3,074,969
Axis Capital Holdings Ltd.	41,653	2,481,686
Brighthouse Financial, Inc. *	57,883	2,054,268
Brown & Brown, Inc.	115,426	3,643,999
Chubb Ltd.	229,193	33,478,221
Cincinnati Financial Corp.	75,967	7,462,998
CNA Financial Corp.	13,552	609,298
Erie Indemnity Co., Class A	9,897	2,104,795
Fidelity National Financial, Inc.	138,034	5,321,211
Lincoln National Corp.	101,628	6,041,785
Loews Corp.	136,270	6,998,827
Marsh & McLennan Cos., Inc.	252,535	24,142,346
MetLife, Inc.	478,824	22,126,457
Old Republic International Corp.	141,833	3,127,418
Principal Financial Group, Inc.	130,009	6,704,564
Prudential Financial, Inc.	204,155	18,859,839
Reinsurance Group of America, Inc.	31,564	4,673,366
The Allstate Corp.	165,678	15,823,906
The Hartford Financial Services Group, Inc.	179,734	9,464,792
The Progressive Corp.	291,993	23,149,205
The Travelers Cos., Inc.	131,426	19,131,683
Torchmark Corp.	50,422	4,311,585
Unum Group	107,005	3,369,587
		280,836,740

Materials 3.3%
Air Products & Chemicals, Inc.	109,632	22,319,979
Albemarle Corp.	53,192	3,367,053
Avery Dennison Corp.	41,782	4,347,835
Celanese Corp., Series A	64,299	6,103,904
CF Industries Holdings, Inc.	112,236	4,516,377
Dow, Inc. *	375,822	17,573,437
DowDuPont, Inc.	1,124,911	34,332,284
Eastman Chemical Co.	70,106	4,551,281
Freeport-McMoRan, Inc.	726,232	7,051,713
Huntsman Corp.	104,759	1,819,664
International Paper Co.	200,213	8,302,833
LyondellBasell Industries N.V., Class A	152,017	11,287,262
Newmont Goldcorp Corp.	408,255	13,509,158

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nucor Corp.	153,052	7,346,496
PPG Industries, Inc.	117,789	12,326,619
Reliance Steel & Aluminum Co.	33,515	2,790,794
RPM International, Inc.	65,440	3,502,349
Sonoco Products Co.	49,834	3,081,236
Steel Dynamics, Inc.	113,905	2,864,711
The Chemours Co.	83,077	1,752,094
The Mosaic Co.	176,435	3,788,059
W.R. Grace & Co.	33,327	2,348,887
Westrock Co.	127,040	4,141,504
		183,025,529

Media & Entertainment 0.9%
CBS Corp., Class B Non-Voting Shares	175,595	8,477,726
DISH Network Corp., Class A *	113,782	4,108,668
Fox Corp., Class A *	178,500	6,288,555
Fox Corp., Class B *	82,184	2,852,607
Liberty Media Corp. - Liberty Formula One, Class A *	12,111	441,083
Liberty Media Corp. - Liberty Formula One, Class C *	101,130	3,775,183
News Corp., Class A	191,511	2,181,310
News Corp., Class B	61,024	710,930
Omnicom Group, Inc.	111,404	8,618,213
Snap, Inc., Class A *	369,007	4,387,493
The Interpublic Group of Cos., Inc.	192,496	4,084,765
Viacom, Inc., Class B	181,687	5,274,374
		51,200,907

Pharmaceuticals, Biotechnology & Life Sciences 10.8%
AbbVie, Inc.	737,226	56,552,606
Agilent Technologies, Inc.	159,046	10,664,034
Bristol-Myers Squibb Co.	816,035	37,023,508
Elanco Animal Health, Inc. *	181,902	5,689,895
Eli Lilly & Co.	431,737	50,055,588
Gilead Sciences, Inc.	637,486	39,683,503
Johnson & Johnson	1,330,665	174,516,715
Merck & Co., Inc.	1,289,732	102,159,672
Pfizer, Inc.	2,774,218	115,185,531
		591,531,052

Real Estate 3.3%
American Campus Communities, Inc.	68,034	3,151,335
Brixmor Property Group, Inc.	148,312	2,543,551
Camden Property Trust	48,113	4,972,960
Douglas Emmett, Inc.	80,344	3,237,060
Equity Residential	185,336	14,191,178
Gaming & Leisure Properties, Inc.	100,329	3,961,992
HCP, Inc.	239,535	7,595,655
Healthcare Trust of America, Inc., Class A	102,280	2,944,641
Highwoods Properties, Inc.	51,542	2,260,632
Host Hotels & Resorts, Inc.	371,298	6,724,207
Iron Mountain, Inc.	144,161	4,418,535
Kimco Realty Corp.	209,576	3,646,622
Lamar Advertising Co., Class A	42,554	3,328,148
Liberty Property Trust	73,590	3,493,317
National Retail Properties, Inc.	80,485	4,308,362
Omega Healthcare Investors, Inc.	105,578	3,760,688
Park Hotels & Resorts, Inc.	100,268	2,769,402
Prologis, Inc.	315,245	23,224,099
Realty Income Corp.	152,030	10,654,262
Regency Centers Corp.	84,488	5,572,829
Senior Housing Properties Trust	121,658	958,665
SL Green Realty Corp.	41,687	3,585,082
The Macerich Co.	52,762	1,916,844
Ventas, Inc.	178,181	11,457,038
Security	Number of Shares	Value ($)
VEREIT, Inc.	482,197	4,281,909
VICI Properties, Inc.	181,395	4,023,341
Vornado Realty Trust	86,258	5,712,867
Welltower, Inc.	193,005	15,675,866
Weyerhaeuser Co.	373,152	8,507,866
WP Carey, Inc.	84,575	7,020,571
		179,899,524

Retailing 1.0%
Best Buy Co., Inc.	117,367	7,355,390
Foot Locker, Inc.	56,185	2,210,880
Genuine Parts Co.	73,086	7,228,205
Kohl's Corp.	82,210	4,054,597
L Brands, Inc.	113,818	2,556,352
Macy's, Inc.	153,331	3,154,019
Nordstrom, Inc.	53,357	1,670,074
Target Corp.	261,023	20,999,300
The Gap, Inc.	106,186	1,983,555
Williams-Sonoma, Inc.	39,845	2,330,933
		53,543,305

Semiconductors & Semiconductor Equipment 5.2%
Advanced Micro Devices, Inc. *	440,009	12,060,647
Analog Devices, Inc.	183,807	17,759,432
Applied Materials, Inc.	473,808	18,331,631
Intel Corp.	2,247,029	98,959,157
KLA-Tencor Corp.	82,782	8,532,341
Marvell Technology Group Ltd.	296,776	6,618,105
Maxim Integrated Products, Inc.	137,493	7,230,757
Microchip Technology, Inc.	118,582	9,490,117
QUALCOMM, Inc.	604,760	40,410,063
Teradyne, Inc.	86,583	3,648,608
Texas Instruments, Inc.	468,876	48,908,456
Xilinx, Inc.	126,365	12,928,403
		284,877,717

Software & Services 3.0%
Booz Allen Hamilton Holding Corp.	69,703	4,403,139
DXC Technology Co.	134,399	6,389,329
International Business Machines Corp.	444,768	56,481,088
Leidos Holdings, Inc.	73,436	5,531,934
Oracle Corp.	1,273,339	64,430,953
Paychex, Inc.	159,739	13,704,009
Sabre Corp.	137,314	2,784,728
Symantec Corp.	317,995	5,956,046
Teradata Corp. *	58,275	2,001,164
The Western Union Co.	217,341	4,216,415
		165,898,805

Technology Hardware & Equipment 4.0%
Arrow Electronics, Inc. *	42,314	2,651,395
Avnet, Inc.	54,102	2,209,526
Cisco Systems, Inc.	2,199,753	114,453,149
Corning, Inc.	393,025	11,334,841
FLIR Systems, Inc.	67,576	3,265,948
Hewlett Packard Enterprise Co.	688,115	9,440,938
HP, Inc.	766,129	14,311,290
Jabil, Inc.	70,233	1,727,029
Juniper Networks, Inc.	173,388	4,267,079
Keysight Technologies, Inc. *	94,111	7,070,559
Motorola Solutions, Inc.	81,814	12,268,009
National Instruments Corp.	56,037	2,162,468
NetApp, Inc.	123,773	7,327,362
Seagate Technology plc	127,533	5,337,256
TE Connectivity Ltd.	169,479	14,275,216

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Western Digital Corp.	144,698	5,385,660
Xerox Corp.	99,732	3,052,796
		220,540,521

Telecommunication Services 4.2%
AT&T, Inc.	3,640,449	111,324,931
CenturyLink, Inc.	472,856	4,941,345
Verizon Communications, Inc.	2,064,720	112,217,532
		228,483,808

Transportation 1.7%
American Airlines Group, Inc.	200,555	5,461,113
C.H. Robinson Worldwide, Inc.	68,129	5,425,112
CSX Corp.	387,060	28,824,358
Delta Air Lines, Inc.	308,510	15,888,265
Expeditors International of Washington, Inc.	85,436	5,945,491
United Parcel Service, Inc., Class B	348,038	32,339,691
		93,884,030

Utilities 6.6%
AES Corp.	329,496	5,206,037
Alliant Energy Corp.	118,595	5,628,519
Ameren Corp.	122,516	8,985,323
American Electric Power Co., Inc.	246,259	21,207,825
American Water Works Co., Inc.	90,405	10,217,573
Aqua America, Inc.	104,891	4,147,390
Atmos Energy Corp.	58,642	5,969,756
Avangrid, Inc.	27,472	1,375,248
CenterPoint Energy, Inc.	251,291	7,146,716
CMS Energy Corp.	140,987	7,910,781
Consolidated Edison, Inc.	160,473	13,848,820
Dominion Energy, Inc.	399,262	30,016,517
DTE Energy Co.	90,959	11,412,626
Duke Energy Corp.	363,337	31,105,281
Edison International	163,085	9,682,356
Entergy Corp.	94,886	9,210,584
Evergy, Inc.	127,700	7,424,478
Eversource Energy	158,410	11,696,994
Exelon Corp.	484,310	23,285,625
FirstEnergy Corp.	251,845	10,386,088
National Fuel Gas Co.	43,030	2,293,929
NiSource, Inc.	187,247	5,214,829
Security	Number of Shares	Value ($)
OGE Energy Corp.	99,602	4,139,459
Pinnacle West Capital Corp.	55,766	5,236,985
PPL Corp.	360,175	10,718,808
Public Service Enterprise Group, Inc.	252,487	14,836,136
Sempra Energy	136,744	17,974,999
The Southern Co.	517,006	27,659,821
UGI Corp.	86,604	4,469,632
Vistra Energy Corp.	195,694	4,610,551
WEC Energy Group, Inc.	157,723	12,704,588
Xcel Energy, Inc.	256,871	14,728,983
		360,453,257
Total Common Stock
(Cost $5,268,263,447)		5,483,325,514

Other Investment Companies 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32% (b)	2,355,665	2,355,665

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 2.30% (b)	768,025	768,025
Total Other Investment Companies
(Cost $3,123,690)		3,123,690

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 1000 Index, e-mini, expires 06/21/19	219	12,839,970	(472,101)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $700,630.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$5,483,325,514	$—	$—	$5,483,325,514
Other Investment Companies[1]	3,123,690	—	—	3,123,690
Liabilities
Futures Contracts[2]	(472,101)	—	—	(472,101)
Total	$5,485,977,103	$—	$—	$5,485,977,103
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Mid-Cap ETF™

Portfolio Holdings as of May 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 1.4%
Adient plc	168,924	2,915,628
Autoliv, Inc.	168,726	10,388,460
BorgWarner, Inc.	403,376	14,311,780
Delphi Technologies plc	173,101	2,641,521
Gentex Corp.	502,980	10,743,653
Harley-Davidson, Inc.	309,304	10,120,427
Lear Corp.	121,285	14,436,554
The Goodyear Tire & Rubber Co.	451,163	6,050,096
Thor Industries, Inc.	101,284	5,230,306
Veoneer, Inc. *(a)	169,679	2,702,986
		79,541,411

Banks 4.2%
Associated Banc-Corp.	319,942	6,338,051
Bank OZK	234,806	6,785,893
BankUnited, Inc.	192,690	6,258,571
BOK Financial Corp.	62,194	4,660,196
CIT Group, Inc.	195,496	9,293,880
Commerce Bancshares, Inc.	191,196	10,961,267
Cullen/Frost Bankers, Inc.	122,774	11,205,583
East West Bancorp, Inc.	281,159	12,011,112
F.N.B. Corp.	629,405	6,923,455
First Citizens BancShares, Inc., Class A	17,035	7,156,404
First Hawaiian, Inc.	177,084	4,407,621
First Horizon National Corp.	616,953	8,273,340
IBERIABANK Corp.	107,385	7,678,028
Investors Bancorp, Inc.	455,183	4,738,455
MGIC Investment Corp. *	689,335	9,340,489
New York Community Bancorp, Inc.	906,299	8,999,549
PacWest Bancorp	234,225	8,511,737
People's United Financial, Inc.	765,024	11,758,419
Pinnacle Financial Partners, Inc.	141,348	7,484,377
Popular, Inc.	193,721	10,114,173
Prosperity Bancshares, Inc.	129,253	8,376,887
Signature Bank	106,805	12,234,513
Sterling Bancorp	412,427	7,963,965
Synovus Financial Corp.	308,853	9,870,942
TFS Financial Corp.	102,084	1,752,782
Webster Financial Corp.	179,198	7,934,887
Western Alliance Bancorp *	186,683	7,682,005
Wintrust Financial Corp.	109,212	7,398,021
Zions Bancorp NA	361,424	15,566,532
		241,681,134

Capital Goods 11.3%
A.O. Smith Corp.	275,065	11,140,132
Acuity Brands, Inc.	77,418	9,574,284
AECOM *	302,892	9,662,255
AGCO Corp.	124,667	8,297,835
Air Lease Corp.	200,222	7,207,992
Allegion plc	183,585	17,816,924
Security	Number of Shares	Value ($)
Allison Transmission Holdings, Inc.	232,407	9,619,326
Arconic, Inc.	783,328	17,154,883
BWX Technologies, Inc.	191,018	8,889,978
Carlisle Cos., Inc.	111,238	14,829,138
Colfax Corp. *	185,895	4,665,964
Crane Co.	98,717	7,547,902
Curtiss-Wright Corp.	82,810	9,232,487
Donaldson Co., Inc.	248,188	11,776,521
EMCOR Group, Inc.	108,313	8,725,695
Flowserve Corp.	254,184	11,806,847
Fluor Corp.	272,300	7,548,156
Fortune Brands Home & Security, Inc.	273,151	13,127,637
Gardner Denver Holdings, Inc. *	246,433	8,371,329
Gates Industrial Corp. plc *	88,400	997,152
Graco, Inc.	321,806	15,195,679
GrafTech International Ltd.	116,556	1,155,070
HD Supply Holdings, Inc. *	345,444	14,332,472
HEICO Corp.	79,181	9,627,618
HEICO Corp., Class A	139,649	13,721,911
Hexcel Corp.	164,328	11,961,435
Hubbell, Inc.	106,012	12,142,614
Huntington Ingalls Industries, Inc.	80,564	16,525,288
IDEX Corp.	147,510	22,526,252
ITT, Inc.	169,474	9,765,092
Jacobs Engineering Group, Inc.	227,551	17,132,315
Lennox International, Inc.	69,657	18,397,110
Lincoln Electric Holdings, Inc.	122,726	9,319,812
MSC Industrial Direct Co., Inc., Class A	87,522	6,184,304
Nordson Corp.	100,145	12,580,215
nVent Electric plc	312,747	7,211,946
Oshkosh Corp.	135,889	9,673,938
Owens Corning	212,482	10,299,002
Pentair plc	305,897	10,651,333
Quanta Services, Inc.	274,326	9,535,572
Regal Beloit Corp.	82,922	6,028,429
Sensata Technologies Holding plc *	318,724	13,606,328
Snap-on, Inc.	107,936	16,829,381
Spirit AeroSystems Holdings, Inc., Class A	204,817	16,598,370
Teledyne Technologies, Inc. *	70,216	16,556,933
The Middleby Corp. *	108,314	14,131,728
The Timken Co.	132,349	5,824,679
The Toro Co.	206,066	13,427,261
Trex Co., Inc. *	114,385	6,842,511
Trinity Industries, Inc.	260,617	5,024,696
United Rentals, Inc. *	154,649	17,026,855
WABCO Holdings, Inc. *	99,721	13,054,476
Wabtec Corp.	307,920	19,208,050
Watsco, Inc.	62,363	9,815,313
Woodward, Inc.	108,433	11,810,522
Xylem, Inc.	348,850	25,891,647
		647,608,594

Commercial & Professional Services 1.6%
ADT, Inc. (a)	237,175	1,387,474
ASGN, Inc. *	102,324	5,190,896
Clean Harbors, Inc. *	98,347	6,306,010

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Insperity, Inc.	72,237	8,227,794
KAR Auction Services, Inc.	258,779	14,548,555
ManpowerGroup, Inc.	117,075	10,012,254
Nielsen Holdings plc	690,672	15,698,974
Robert Half International, Inc.	231,154	12,403,724
Rollins, Inc.	285,896	10,741,113
Stericycle, Inc. *	164,794	7,643,146
		92,159,940

Consumer Durables & Apparel 3.2%
Brunswick Corp.	169,165	7,016,964
Capri Holdings Ltd. *	295,990	9,613,755
Carter's, Inc.	88,156	7,414,801
Columbia Sportswear Co.	57,171	5,361,496
Garmin Ltd.	235,683	18,025,036
Hanesbrands, Inc.	701,630	10,419,206
Leggett & Platt, Inc.	254,294	9,029,980
Mattel, Inc. *	669,036	6,590,005
Newell Brands, Inc.	754,452	10,124,746
NVR, Inc. *	6,610	21,162,378
Polaris Industries, Inc.	111,047	8,870,434
PulteGroup, Inc.	495,001	15,345,031
Ralph Lauren Corp.	102,239	10,748,386
Skechers U.S.A., Inc., Class A *	257,766	7,199,404
Toll Brothers, Inc.	260,303	9,050,735
Under Armour, Inc., Class A *	363,807	8,294,800
Under Armour, Inc., Class C *	374,046	7,566,951
Whirlpool Corp.	123,424	14,178,949
		186,013,057

Consumer Services 3.4%
Aramark	477,934	16,627,324
Bright Horizons Family Solutions, Inc. *	113,763	15,592,357
Caesars Entertainment Corp. *	1,131,829	9,948,777
Cracker Barrel Old Country Store, Inc.	46,821	7,355,111
Domino's Pizza, Inc.	79,766	22,294,597
Dunkin' Brands Group, Inc.	160,151	11,886,407
Extended Stay America, Inc.	364,649	6,250,084
Grand Canyon Education, Inc. *	93,662	11,226,327
H&R Block, Inc.	399,156	10,477,845
Marriott Vacations Worldwide Corp.	76,246	6,854,515
Service Corp. International	351,606	15,424,955
ServiceMaster Global Holdings, Inc. *	263,422	14,224,788
Six Flags Entertainment Corp.	138,337	6,828,314
Texas Roadhouse, Inc.	129,148	6,620,127
Vail Resorts, Inc.	78,379	16,860,107
Wyndham Destinations, Inc.	183,289	7,291,236
Wyndham Hotels & Resorts, Inc.	189,912	10,129,906
		195,892,777

Diversified Financials 4.9%
Affiliated Managers Group, Inc.	100,690	8,439,836
AGNC Investment Corp.	1,039,795	17,052,638
Cboe Global Markets, Inc.	217,952	23,656,510
Chimera Investment Corp.	361,069	6,585,899
Credit Acceptance Corp. *	23,533	10,740,226
Eaton Vance Corp.	223,224	8,531,621
FactSet Research Systems, Inc.	74,016	20,591,251
Invesco Ltd.	772,816	15,100,825
Janus Henderson Group plc	318,489	6,471,696
Jefferies Financial Group, Inc.	509,979	9,011,329
Lazard Ltd., Class A	252,805	7,877,404
LPL Financial Holdings, Inc.	165,054	13,240,632
MarketAxess Holdings, Inc.	73,239	21,812,039
MFA Financial, Inc.	881,668	6,206,943
Morningstar, Inc.	35,787	5,011,611
Security	Number of Shares	Value ($)
Navient Corp.	422,015	5,503,076
New Residential Investment Corp.	795,015	12,123,979
OneMain Holdings, Inc.	144,638	4,320,337
Raymond James Financial, Inc.	246,434	20,350,520
Santander Consumer USA Holdings, Inc.	223,729	5,009,292
SEI Investments Co.	250,354	12,580,288
SLM Corp.	847,295	8,057,775
Starwood Property Trust, Inc.	534,810	11,792,561
Two Harbors Investment Corp.	521,506	6,372,803
Voya Financial, Inc.	292,894	14,917,091
		281,358,182

Energy 2.6%
Antero Resources Corp. *	419,286	2,754,709
Centennial Resource Development, Inc., Class A *	367,236	2,901,164
Chesapeake Energy Corp. *	2,026,169	3,890,245
Cimarex Energy Co.	196,932	11,262,541
CNX Resources Corp. *	384,782	2,970,517
Core Laboratories N.V.	86,199	4,106,520
Diamondback Energy, Inc.	300,345	29,451,831
Equitrans Midstream Corp. *	394,671	7,838,166
Helmerich & Payne, Inc.	212,368	10,386,919
HollyFrontier Corp.	305,194	11,591,268
Murphy Oil Corp.	315,140	7,831,229
Parsley Energy, Inc., Class A *	512,716	9,141,726
PBF Energy, Inc., Class A	233,457	6,163,265
Peabody Energy Corp.	154,497	3,633,769
Range Resources Corp.	397,880	3,111,422
Targa Resources Corp.	445,259	17,124,661
Transocean Ltd. *	982,293	6,090,217
WPX Energy, Inc. *	767,295	8,256,094
		148,506,263

Food & Staples Retailing 0.4%
Casey's General Stores, Inc.	71,244	9,196,176
US Foods Holding Corp. *	422,866	14,614,249
		23,810,425

Food, Beverage & Tobacco 1.3%
Bunge Ltd.	274,016	14,328,297
Flowers Foods, Inc.	356,408	7,972,847
Ingredion, Inc.	129,514	9,863,786
Lamb Weston Holdings, Inc.	284,506	16,856,980
Lancaster Colony Corp.	37,950	5,458,349
National Beverage Corp. (a)	23,841	1,076,421
Pilgrim's Pride Corp. *	101,640	2,598,935
Post Holdings, Inc. *	129,449	13,605,090
Seaboard Corp.	526	2,156,600
		73,917,305

Health Care Equipment & Services 5.5%
Acadia Healthcare Co., Inc. *	172,711	5,564,748
Chemed Corp.	30,962	10,153,678
Covetrus, Inc. *	185,698	4,579,313
DENTSPLY SIRONA, Inc.	454,520	24,484,992
DexCom, Inc. *	174,996	21,227,015
Encompass Health Corp.	191,484	11,282,237
Haemonetics Corp. *	99,058	9,607,635
HealthEquity, Inc. *	104,984	6,861,754
Hill-Rom Holdings, Inc.	129,333	12,435,368
ICU Medical, Inc. *	32,398	6,894,294
Inogen, Inc. *	34,712	2,237,883
Insulet Corp. *	114,593	12,581,165
Integra LifeSciences Holdings Corp. *	136,921	6,380,519

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
LivaNova plc *	94,300	6,780,170
Masimo Corp. *	95,011	12,421,738
Medidata Solutions, Inc. *	120,837	11,014,293
MEDNAX, Inc. *	170,588	4,206,700
Molina Healthcare, Inc. *	121,348	17,262,967
STERIS plc *	164,092	21,935,819
Teladoc Health, Inc. *	135,804	7,892,929
Teleflex, Inc.	89,337	25,755,857
Varian Medical Systems, Inc. *	176,150	22,240,699
Veeva Systems, Inc., Class A *	243,047	37,499,722
West Pharmaceutical Services, Inc.	144,137	16,518,100
		317,819,595

Household & Personal Products 0.4%
Coty, Inc., Class A	581,775	7,179,103
Herbalife Nutrition Ltd. *	198,969	8,312,925
Nu Skin Enterprises, Inc., Class A	107,167	5,003,627
Spectrum Brands Holdings, Inc.	80,940	4,263,110
		24,758,765

Insurance 5.1%
Alleghany Corp. *	28,056	18,609,545
American Financial Group, Inc.	137,140	13,467,148
American National Insurance Co.	16,657	1,888,404
Arthur J. Gallagher & Co.	357,049	30,063,526
Assurant, Inc.	119,581	11,953,317
Assured Guaranty Ltd.	204,493	8,357,629
Athene Holding Ltd., Class A *	245,793	9,991,485
Axis Capital Holdings Ltd.	161,959	9,649,517
Brighthouse Financial, Inc. *	226,194	8,027,625
Brown & Brown, Inc.	451,280	14,246,910
CNO Financial Group, Inc.	311,556	4,894,545
Erie Indemnity Co., Class A	38,529	8,193,962
Everest Re Group Ltd.	78,966	19,556,720
First American Financial Corp.	216,886	11,202,162
Kemper Corp.	118,022	9,794,646
Old Republic International Corp.	552,199	12,175,988
Primerica, Inc.	82,476	9,473,193
Reinsurance Group of America, Inc.	122,133	18,083,012
RenaissanceRe Holdings Ltd.	81,999	14,303,906
The Hanover Insurance Group, Inc.	78,694	9,613,259
Torchmark Corp.	197,223	16,864,539
Unum Group	416,397	13,112,341
W.R. Berkley Corp.	280,982	17,477,080
		291,000,459

Materials 5.8%
Alcoa Corp. *	362,034	7,671,500
AptarGroup, Inc.	121,975	13,816,108
Ashland Global Holdings, Inc.	121,448	9,092,812
Avery Dennison Corp.	163,245	16,987,275
Axalta Coating Systems Ltd. *	403,686	9,490,658
Bemis Co., Inc.	176,731	10,312,254
Berry Global Group, Inc. *	252,505	11,872,785
CF Industries Holdings, Inc.	433,162	17,430,439
Crown Holdings, Inc. *	262,331	14,541,007
Eagle Materials, Inc.	89,052	7,663,815
FMC Corp.	261,594	19,214,079
Graphic Packaging Holding Co.	574,287	7,465,731
Huntsman Corp.	407,386	7,076,295
International Flavors & Fragrances, Inc.	196,821	26,653,500
NewMarket Corp.	17,031	6,590,997
Olin Corp.	321,867	6,311,812
Packaging Corp. of America	183,393	16,336,648
Reliance Steel & Aluminum Co.	129,948	10,820,770
Royal Gold, Inc.	127,173	11,189,952
Security	Number of Shares	Value ($)
RPM International, Inc.	256,319	13,718,193
Sealed Air Corp.	301,825	12,646,468
Sonoco Products Co.	194,375	12,018,206
Steel Dynamics, Inc.	445,004	11,191,851
The Chemours Co.	323,348	6,819,409
The Mosaic Co.	688,895	14,790,576
The Scotts Miracle-Gro Co.	76,058	6,809,473
United States Steel Corp.	335,555	3,966,260
Valvoline, Inc.	365,094	6,370,890
W.R. Grace & Co.	129,780	9,146,894
Westlake Chemical Corp.	70,330	4,029,206
		332,045,863

Media & Entertainment 3.3%
Altice USA, Inc., Class A	233,317	5,480,616
Cable One, Inc.	9,630	10,757,191
Cinemark Holdings, Inc.	206,158	7,831,942
Discovery, Inc., Class A *	304,206	8,292,656
Discovery, Inc., Class C *	699,743	17,941,410
DISH Network Corp., Class A *	445,756	16,096,249
GCI Liberty, Inc., Class A *	190,558	11,069,514
Liberty Media Corp. - Liberty Formula One, Class A *	49,142	1,789,752
Liberty Media Corp. - Liberty Formula One, Class C *	394,941	14,743,148
Lions Gate Entertainment Corp., Class A	108,128	1,597,051
Lions Gate Entertainment Corp., Class B	206,843	2,846,160
Live Nation Entertainment, Inc. *	268,279	16,316,729
News Corp., Class A	747,534	8,514,412
News Corp., Class B	241,094	2,808,745
Snap, Inc., Class A *	1,441,435	17,138,662
The Interpublic Group of Cos., Inc.	746,769	15,846,438
The Madison Square Garden Co., Class A *	33,570	9,931,349
TripAdvisor, Inc. *	199,357	8,426,820
Zillow Group, Inc., Class A *	95,466	4,041,076
Zillow Group, Inc., Class C *	226,494	9,743,772
		191,213,692

Pharmaceuticals, Biotechnology & Life Sciences 5.0%
Alkermes plc *	302,410	6,513,911
Allogene Therapeutics, Inc. *(a)	37,089	972,844
Alnylam Pharmaceuticals, Inc. *	183,563	12,394,174
Amneal Pharmaceuticals, Inc. *	154,006	1,161,205
Avantor, Inc. *	405,592	7,097,860
Bio-Rad Laboratories, Inc., Class A *	39,067	11,209,494
Bio-Techne Corp.	73,344	14,525,779
Bluebird Bio, Inc. *	106,549	12,777,356
Bruker Corp.	194,369	8,118,793
Catalent, Inc. *	282,742	12,864,761
Charles River Laboratories International, Inc. *	93,552	11,736,098
Exact Sciences Corp. *	244,521	25,339,711
Exelixis, Inc. *	582,200	11,405,298
FibroGen, Inc. *	146,313	5,302,383
Ionis Pharmaceuticals, Inc. *	267,546	17,551,018
Jazz Pharmaceuticals plc *	111,045	13,941,700
Ligand Pharmaceuticals, Inc. *	39,637	4,256,221
Neurocrine Biosciences, Inc. *	176,339	14,950,020
PerkinElmer, Inc.	215,075	18,569,576
Perrigo Co., plc	242,382	10,184,892
PRA Health Sciences, Inc. *	114,186	9,903,352
Sage Therapeutics, Inc. *	97,579	16,770,903
Sarepta Therapeutics, Inc. *	135,216	15,394,342
Seattle Genetics, Inc. *	208,657	13,577,311

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Syneos Health, Inc. *	118,329	4,878,705
United Therapeutics Corp. *	84,747	7,116,206
		288,513,913

Real Estate 11.4%
American Campus Communities, Inc.	266,407	12,339,972
American Homes 4 Rent, Class A	499,688	12,197,384
Apartment Investment & Management Co., Class A	301,641	15,066,968
Brixmor Property Group, Inc.	579,807	9,943,690
Camden Property Trust	187,355	19,365,013
CubeSmart	361,910	12,203,605
CyrusOne, Inc.	210,151	12,407,315
Douglas Emmett, Inc.	313,951	12,649,086
Duke Realty Corp.	696,946	20,971,105
EPR Properties	145,357	11,352,382
Equity Commonwealth	236,619	7,706,681
Equity LifeStyle Properties, Inc.	174,579	21,239,281
Extra Space Storage, Inc.	247,371	26,508,276
Federal Realty Investment Trust	144,182	18,848,913
Gaming & Leisure Properties, Inc.	391,472	15,459,229
Healthcare Realty Trust, Inc.	243,185	7,840,284
Healthcare Trust of America, Inc., Class A	398,176	11,463,487
Highwoods Properties, Inc.	200,849	8,809,237
Hospitality Properties Trust	318,891	7,930,819
Hudson Pacific Properties, Inc.	299,267	9,998,510
Invitation Homes, Inc.	656,603	16,828,735
Iron Mountain, Inc.	556,629	17,060,679
Jones Lang LaSalle, Inc.	88,567	11,022,163
Kilroy Realty Corp.	196,121	14,456,079
Kimco Realty Corp.	817,743	14,228,728
Lamar Advertising Co., Class A	165,252	12,924,359
Liberty Property Trust	286,896	13,618,953
Life Storage, Inc.	90,660	8,728,745
Medical Properties Trust, Inc.	739,825	13,154,089
National Retail Properties, Inc.	313,664	16,790,434
Omega Healthcare Investors, Inc.	411,284	14,649,936
Paramount Group, Inc.	388,747	5,539,645
Park Hotels & Resorts, Inc.	390,224	10,777,987
Rayonier, Inc.	251,362	7,075,840
Regency Centers Corp.	324,961	21,434,428
RLJ Lodging Trust	340,785	5,851,278
Senior Housing Properties Trust	462,297	3,642,900
SL Green Realty Corp.	162,403	13,966,658
Spirit Realty Capital, Inc.	166,518	7,103,658
STORE Capital Corp.	382,919	13,103,488
Sun Communities, Inc.	167,776	21,185,076
Taubman Centers, Inc.	118,703	5,265,665
The Howard Hughes Corp. *	75,706	7,785,605
The Macerich Co.	204,930	7,445,107
UDR, Inc.	535,063	23,960,121
Uniti Group, Inc.	350,334	3,366,710
VEREIT, Inc.	1,879,678	16,691,541
VICI Properties, Inc.	699,925	15,524,337
Weingarten Realty Investors	232,036	6,543,415
WP Carey, Inc.	329,874	27,382,841
		651,410,437

Retailing 4.3%
Advance Auto Parts, Inc.	138,977	21,541,435
American Eagle Outfitters, Inc.	324,351	5,643,707
AutoNation, Inc. *	111,397	4,396,840
Burlington Stores, Inc. *	130,978	20,508,535
Etsy, Inc. *	233,713	14,562,657
Five Below, Inc. *	108,194	13,927,814
Floor & Decor Holdings, Inc., Class A *	112,427	3,993,407
Foot Locker, Inc.	219,011	8,618,083
Security	Number of Shares	Value ($)
GrubHub, Inc. *	175,957	11,463,599
Kohl's Corp.	320,757	15,819,735
L Brands, Inc.	441,979	9,926,848
LKQ Corp. *	611,119	15,675,202
Macy's, Inc.	596,437	12,268,709
Nordstrom, Inc.	207,326	6,489,304
Penske Automotive Group, Inc.	71,062	3,035,769
Pool Corp.	76,403	13,735,731
Qurate Retail, Inc. *	818,646	10,257,634
Signet Jewelers Ltd.	101,458	1,913,498
The Michaels Cos., Inc. *	176,394	1,606,949
Tractor Supply Co.	235,569	23,740,644
Urban Outfitters, Inc. *	145,504	3,269,475
Wayfair, Inc., Class A *	121,113	17,441,483
Williams-Sonoma, Inc.	154,967	9,065,570
		248,902,628

Semiconductors & Semiconductor Equipment 2.1%
Cypress Semiconductor Corp.	705,249	12,567,537
First Solar, Inc. *	146,649	8,511,508
Marvell Technology Group Ltd.	1,148,112	25,602,898
MKS Instruments, Inc.	105,355	7,528,668
Monolithic Power Systems, Inc.	76,451	8,902,719
ON Semiconductor Corp. *	794,939	14,118,117
Qorvo, Inc. *	238,902	14,616,024
Teradyne, Inc.	337,251	14,211,757
Universal Display Corp.	82,290	12,090,870
		118,150,098

Software & Services 11.1%
Akamai Technologies, Inc. *	316,578	23,857,318
Aspen Technology, Inc. *	135,244	15,365,071
Black Knight, Inc. *	275,645	15,626,315
Blackbaud, Inc.	94,347	7,257,171
Booz Allen Hamilton Holding Corp.	272,171	17,193,042
Cadence Design Systems, Inc. *	544,387	34,606,682
CDK Global, Inc.	242,039	11,714,688
Ceridian HCM Holding, Inc. *	129,933	6,390,105
DocuSign, Inc. *	45,219	2,534,977
Elastic N.V. *	13,967	1,145,992
EPAM Systems, Inc. *	99,788	17,222,411
Euronet Worldwide, Inc. *	100,173	15,530,822
Fair Isaac Corp. *	56,464	16,707,698
Fortinet, Inc. *	281,353	20,392,465
Gartner, Inc. *	174,163	26,350,862
Genpact Ltd.	294,041	10,629,582
GoDaddy, Inc., Class A *	328,330	24,427,752
Guidewire Software, Inc. *	157,365	15,818,330
HubSpot, Inc. *	74,300	12,874,704
Jack Henry & Associates, Inc.	149,902	19,670,140
Leidos Holdings, Inc.	283,433	21,351,008
LogMeIn, Inc.	98,621	7,083,946
Manhattan Associates, Inc. *	126,152	8,259,171
MAXIMUS, Inc.	124,380	8,862,075
New Relic, Inc. *	88,958	8,924,267
Nuance Communications, Inc. *	553,256	9,499,406
Nutanix, Inc., Class A *	149,709	4,202,332
Okta, Inc. *	201,750	22,842,135
Paycom Software, Inc. *	93,523	19,836,228
Perspecta, Inc.	272,397	5,913,739
Proofpoint, Inc. *	107,320	12,058,475
PTC, Inc. *	207,456	17,438,751
RealPage, Inc. *	141,900	8,275,608
RingCentral, Inc., Class A *	133,106	15,952,754
Sabre Corp.	533,593	10,821,266
SS&C Technologies Holdings, Inc.	418,646	23,297,650
Tableau Software, Inc., Class A *	139,535	15,693,501

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Teradata Corp. *	226,774	7,787,419
The Western Union Co.	846,814	16,428,192
Twilio, Inc., Class A *	213,685	28,204,283
Tyler Technologies, Inc. *	74,286	15,848,918
WEX, Inc. *	83,707	15,815,601
Zendesk, Inc. *	210,556	17,739,343
Zscaler, Inc. *	28,460	1,953,210
		639,405,405

Technology Hardware & Equipment 4.6%
Arrow Electronics, Inc. *	164,697	10,319,914
Avnet, Inc.	210,212	8,585,058
CDW Corp.	291,219	28,667,598
Cognex Corp.	331,656	13,465,234
Coherent, Inc. *	47,085	5,180,763
CommScope Holding Co., Inc. *	375,004	6,056,315
Dolby Laboratories, Inc., Class A	124,619	7,722,639
F5 Networks, Inc. *	115,411	15,243,485
FLIR Systems, Inc.	262,745	12,698,466
IPG Photonics Corp. *	69,035	8,641,111
Jabil, Inc.	272,953	6,711,914
Juniper Networks, Inc.	675,754	16,630,306
Keysight Technologies, Inc. *	364,637	27,395,178
Littelfuse, Inc.	47,882	7,814,821
National Instruments Corp.	218,717	8,440,289
NCR Corp. *	229,683	7,028,300
SYNNEX Corp.	80,179	6,952,321
Trimble, Inc. *	489,184	19,518,442
Ubiquiti Networks, Inc.	36,829	4,430,897
ViaSat, Inc. *	110,272	9,596,972
Xerox Corp.	387,748	11,868,966
Zebra Technologies Corp., Class A *	104,628	17,937,424
		260,906,413

Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	181,992	5,243,189
Zayo Group Holdings, Inc. *	392,951	12,849,498
		18,092,687

Transportation 2.7%
Alaska Air Group, Inc.	239,129	13,917,308
AMERCO	14,866	5,473,959
Expeditors International of Washington, Inc.	333,480	23,206,873
Genesee & Wyoming, Inc., Class A *	109,231	10,400,976
J.B. Hunt Transport Services, Inc.	169,034	14,391,555
JetBlue Airways Corp. *	594,382	10,241,202
Kirby Corp. *	104,422	8,080,174
Knight-Swift Transportation Holdings, Inc.	241,518	6,675,557
Landstar System, Inc.	77,789	7,487,191
Macquarie Infrastructure Corp.	149,556	5,962,798
Old Dominion Freight Line, Inc.	126,000	16,687,440
Ryder System, Inc.	103,144	5,208,772
Security	Number of Shares	Value ($)
Uber Technologies, Inc. *	390,543	15,781,843
XPO Logistics, Inc. *	179,134	9,331,090
		152,846,738

Utilities 4.0%
AES Corp.	1,286,254	20,322,813
Alliant Energy Corp.	458,048	21,738,958
Aqua America, Inc.	408,920	16,168,697
Atmos Energy Corp.	227,093	23,118,067
IDACORP, Inc.	97,946	9,821,045
MDU Resources Group, Inc.	381,439	9,413,915
National Fuel Gas Co.	167,279	8,917,644
NiSource, Inc.	723,297	20,143,821
NRG Energy, Inc.	545,840	18,580,394
OGE Energy Corp.	387,373	16,099,222
Pinnacle West Capital Corp.	217,577	20,432,656
Portland General Electric Co.	173,026	9,146,154
UGI Corp.	336,852	17,384,932
Vistra Energy Corp.	764,028	18,000,500
		229,288,818
Total Common Stock
(Cost $5,335,198,617)		5,734,844,599

Other Investment Companies 0.1% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32% (b)	1,394,449	1,394,449

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 2.30% (b)	4,577,500	4,577,500
Total Other Investment Companies
(Cost $5,971,949)		5,971,949

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 400 Index, e-mini, expires 06/21/19	32	5,792,640	(304,893)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,303,770.
(b)	The rate shown is the 7-day yield.

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$5,734,844,599	$—	$—	$5,734,844,599
Other Investment Companies[1]	5,971,949	—	—	5,971,949
Liabilities
Futures Contracts[2]	(304,893)	—	—	(304,893)
Total	$5,740,511,655	$—	$—	$5,740,511,655
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Small-Cap ETF™

Portfolio Holdings as of May 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.2%
Adient plc	254,906	4,399,678
American Axle & Manufacturing Holdings, Inc. *	327,720	3,313,249
Cooper Tire & Rubber Co.	148,310	4,090,390
Cooper-Standard Holding, Inc. *	47,307	1,828,889
Dana, Inc.	421,201	6,145,323
Delphi Technologies plc	261,768	3,994,580
Dorman Products, Inc. *	85,188	6,956,452
Fox Factory Holding Corp. *	111,728	7,488,010
Garrett Motion, Inc. *	217,278	3,341,736
Gentex Corp.	763,408	16,306,395
Gentherm, Inc. *	98,738	3,690,826
Horizon Global Corp. *(a)	72,615	294,817
LCI Industries	73,029	6,051,913
Modine Manufacturing Co. *	149,968	1,927,089
Motorcar Parts of America, Inc. *	54,897	972,226
Standard Motor Products, Inc.	59,248	2,510,930
Stoneridge, Inc. *	79,972	2,081,671
Superior Industries International, Inc.	66,787	246,444
Tenneco, Inc., Class A	147,827	1,469,400
Thor Industries, Inc.	153,574	7,930,561
Tower International, Inc.	59,786	1,042,070
Visteon Corp. *	83,611	3,721,526
Winnebago Industries, Inc.	86,159	2,769,150
		92,573,325

Banks 10.3%
1st Source Corp.	49,386	2,161,131
Ameris Bancorp	117,321	4,140,258
Arrow Financial Corp.	42,908	1,380,350
Associated Banc-Corp.	482,014	9,548,697
Atlantic Union Bankshares Corp.	209,267	6,759,324
Axos Financial, Inc. *	158,121	4,318,285
Banc of California, Inc.	127,925	1,692,448
BancFirst Corp.	50,849	2,655,843
BancorpSouth Bank	266,216	7,209,129
Bank of Hawaii Corp.	120,720	9,133,675
Bank OZK	355,346	10,269,499
BankUnited, Inc.	290,947	9,449,959
Banner Corp.	91,822	4,633,338
Berkshire Hills Bancorp, Inc.	134,233	3,918,261
Boston Private Financial Holdings, Inc.	246,272	2,524,288
Bridge Bancorp, Inc.	54,697	1,522,218
Bridgewater Bancshares, Inc. *	20,501	225,101
Brookline Bancorp, Inc.	234,512	3,365,247
Bryn Mawr Bank Corp.	59,117	2,161,318
Byline Bancorp, Inc. *	45,233	844,048
Cadence BanCorp	360,239	6,664,421
Camden National Corp.	45,514	1,927,518
Capitol Federal Financial, Inc.	418,004	5,551,093
Carolina Financial Corp.	60,394	2,005,081
Cathay General Bancorp	225,855	7,597,762
Security	Number of Shares	Value ($)
CBTX, Inc.	52,076	1,419,071
CenterState Bank Corp.	299,427	6,554,457
Central Pacific Financial Corp.	84,419	2,346,004
Chemical Financial Corp.	209,967	7,949,351
City Holding Co.	48,790	3,564,110
Columbia Banking System, Inc.	215,344	7,181,722
Columbia Financial, Inc. *	146,424	2,235,894
Community Bank System, Inc.	150,745	9,317,548
Community Trust Bancorp, Inc.	49,203	1,947,947
ConnectOne Bancorp, Inc.	88,803	1,865,751
Customers Bancorp, Inc. *	84,585	1,668,016
CVB Financial Corp.	302,221	6,210,642
Dime Community Bancshares, Inc.	90,173	1,603,276
Eagle Bancorp, Inc.	93,134	4,943,553
Enterprise Financial Services Corp.	65,394	2,562,791
Equity Bancshares, Inc., Class A *	41,713	1,037,819
Essent Group Ltd. *	289,142	13,575,217
F.N.B. Corp.	956,451	10,520,961
FB Financial Corp.	49,144	1,709,720
Federal Agricultural Mortgage Corp., Class C	29,588	2,024,707
Fidelity Southern Corp.	65,370	1,841,473
Financial Institutions, Inc.	47,333	1,279,411
First Bancorp (North Carolina)	87,245	3,089,345
First BanCorp (Puerto Rico)	640,721	6,381,581
First Busey Corp.	127,575	3,152,378
First Citizens BancShares, Inc., Class A	25,638	10,770,524
First Commonwealth Financial Corp.	289,926	3,644,370
First Community Bankshares, Inc.	41,144	1,347,877
First Defiance Financial Corp.	59,205	1,604,456
First Financial Bancorp	289,398	6,459,363
First Financial Bankshares, Inc.	199,165	11,284,689
First Financial Corp.	32,658	1,235,452
First Foundation, Inc.	113,628	1,489,663
First Hawaiian, Inc.	265,344	6,604,412
First Horizon National Corp.	935,967	12,551,317
First Interstate BancSystem, Inc., Class A	108,555	4,006,765
First Merchants Corp.	164,559	5,471,587
First Midwest Bancorp, Inc.	314,285	6,125,415
Flagstar Bancorp, Inc.	84,204	2,650,742
Flushing Financial Corp.	82,188	1,728,414
Fulton Financial Corp.	498,351	7,854,012
German American Bancorp, Inc.	63,325	1,764,868
Glacier Bancorp, Inc.	249,414	9,829,406
Great Southern Bancorp, Inc.	35,563	1,963,789
Great Western Bancorp, Inc.	167,403	5,201,211
Hancock Whitney Corp.	251,738	9,561,009
Hanmi Financial Corp.	91,028	1,876,997
HarborOne Bancorp, Inc. *	96,054	1,723,209
Heartland Financial USA, Inc.	83,765	3,458,657
Heritage Commerce Corp.	112,963	1,345,389
Heritage Financial Corp.	97,702	2,745,426
Hilltop Holdings, Inc.	211,680	4,261,118
Home BancShares, Inc.	456,360	7,995,427
HomeStreet, Inc. *	79,887	2,272,785
HomeTrust Bancshares, Inc.	50,480	1,235,750
Hope Bancorp, Inc.	352,988	4,542,956

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Horizon Bancorp, Inc.	108,504	1,682,897
IBERIABANK Corp.	163,259	11,673,018
Independent Bank Corp.	101,279	7,023,699
Independent Bank Group, Inc.	104,009	5,371,025
International Bancshares Corp.	159,877	5,829,115
Investors Bancorp, Inc.	688,618	7,168,513
Kearny Financial Corp.	273,145	3,662,874
Lakeland Bancorp, Inc.	141,486	2,180,299
Lakeland Financial Corp.	73,867	3,246,455
LegacyTexas Financial Group, Inc.	132,745	4,845,193
LendingTree, Inc. *	21,855	8,211,798
Live Oak Bancshares, Inc.	73,132	1,135,740
Luther Burbank Corp.	47,607	473,690
Mercantile Bank Corp.	48,144	1,485,242
Merchants Bancorp	45,780	833,196
Meridian Bancorp, Inc.	157,035	2,711,994
Meta Financial Group, Inc.	81,730	2,138,874
MGIC Investment Corp. *	1,045,336	14,164,303
Midland States Bancorp, Inc.	59,206	1,450,547
Mr Cooper Group, Inc. *	79,113	598,885
National Bank Holdings Corp., Class A	76,039	2,668,209
NBT Bancorp, Inc.	129,354	4,650,276
Nicolet Bankshares, Inc. *	21,831	1,276,895
NMI Holdings, Inc., Class A *	195,380	5,326,059
Northfield Bancorp, Inc.	139,467	2,093,400
Northwest Bancshares, Inc.	304,960	5,114,179
OceanFirst Financial Corp.	129,300	3,079,926
Ocwen Financial Corp. *	326,280	505,734
OFG Bancorp	127,720	2,398,582
Old National Bancorp	442,438	7,052,462
Opus Bank	62,711	1,258,610
Origin Bancorp, Inc.	15,066	502,602
Oritani Financial Corp.	111,615	1,785,840
Pacific Premier Bancorp, Inc.	132,143	3,739,647
PacWest Bancorp	355,453	12,917,162
Park National Corp.	42,785	4,042,755
Peapack Gladstone Financial Corp.	47,296	1,278,884
People's Utah Bancorp	48,340	1,353,520
Peoples Bancorp, Inc.	54,880	1,696,341
Peoples Financial Services Corp.	19,709	855,371
Pinnacle Financial Partners, Inc.	214,740	11,370,483
Popular, Inc.	294,129	15,356,475
Preferred Bank	41,203	1,803,455
Prosperity Bancshares, Inc.	195,030	12,639,894
Provident Financial Services, Inc.	180,222	4,296,492
QCR Holdings, Inc.	38,745	1,242,940
Radian Group, Inc.	626,879	14,073,434
Renasant Corp.	139,178	4,704,216
Republic Bancorp, Inc., Class A	29,766	1,364,473
S&T Bancorp, Inc.	101,668	3,832,884
Sandy Spring Bancorp, Inc.	104,382	3,355,881
Seacoast Banking Corp. of Florida *	152,386	3,533,831
ServisFirst Bancshares, Inc.	134,981	4,230,305
Simmons First National Corp., Class A	271,332	6,189,083
South State Corp.	105,296	6,937,953
Southside Bancshares, Inc.	93,101	3,032,300
Sterling Bancorp	626,596	12,099,569
Sterling Bancorp, Inc.	58,527	520,305
Stock Yards Bancorp, Inc.	63,164	2,105,256
Synovus Financial Corp.	468,275	14,966,069
TCF Financial Corp.	481,167	9,171,043
Texas Capital Bancshares, Inc. *	147,657	8,460,746
TFS Financial Corp.	156,146	2,681,027
The Bancorp, Inc. *	163,919	1,458,879
The First of Long Island Corp.	69,713	1,488,373
Tompkins Financial Corp.	36,465	2,881,829
Towne Bank	191,602	4,859,027
TriCo Bancshares	78,627	2,932,787
TriState Capital Holdings, Inc. *	67,524	1,388,969
Security	Number of Shares	Value ($)
Triumph Bancorp, Inc. *	72,134	2,024,801
TrustCo Bank Corp.	285,663	2,108,193
Trustmark Corp.	191,084	6,070,739
UMB Financial Corp.	129,612	8,002,245
Umpqua Holdings Corp.	646,547	10,325,356
United Bankshares, Inc.	299,625	10,720,582
United Community Banks, Inc.	232,839	6,172,562
United Financial Bancorp, Inc.	151,009	1,969,157
Univest Financial Corp.	85,327	2,037,609
Valley National Bancorp	974,467	9,569,266
Veritex Holdings, Inc.	132,795	3,376,977
Walker & Dunlop, Inc.	81,652	4,104,646
Washington Federal, Inc.	238,494	7,529,256
Washington Trust Bancorp, Inc.	43,879	2,154,020
Waterstone Financial, Inc.	83,132	1,372,509
Webster Financial Corp.	271,870	12,038,404
WesBanco, Inc.	160,625	5,707,006
Westamerica Bancorp	79,597	4,767,064
Western Alliance Bancorp *	284,476	11,706,187
Wintrust Financial Corp.	166,447	11,275,120
WSFS Financial Corp.	167,636	6,653,473
		804,395,053

Capital Goods 9.7%
AAON, Inc.	119,219	5,411,350
AAR Corp.	96,272	2,896,824
Actuant Corp., Class A	181,268	4,013,274
Advanced Drainage Systems, Inc.	120,543	3,457,173
AECOM *	459,105	14,645,449
Aegion Corp. *	93,783	1,350,475
Aerojet Rocketdyne Holdings, Inc. *	211,905	8,175,295
Aerovironment, Inc. *	62,536	4,049,206
Air Lease Corp.	303,281	10,918,116
Aircastle Ltd.	157,455	3,057,776
Alamo Group, Inc.	28,312	2,687,658
Albany International Corp., Class A	85,228	5,971,926
Altra Industrial Motion Corp.	188,946	5,927,236
Ameresco, Inc., Class A *	53,779	779,796
American Woodmark Corp. *	43,963	3,186,878
Apogee Enterprises, Inc.	79,614	2,886,008
Applied Industrial Technologies, Inc.	113,931	6,189,871
Arcosa, Inc.	143,150	4,851,354
Argan, Inc.	43,297	1,988,631
Armstrong Flooring, Inc. *	75,779	798,711
Armstrong World Industries, Inc.	145,503	12,906,116
Astec Industries, Inc.	66,988	1,971,457
Astronics Corp. *	73,345	2,982,941
Atkore International Group, Inc. *	134,850	3,154,142
Axon Enterprise, Inc. *	173,409	11,580,253
AZZ, Inc.	76,377	3,213,944
Babcock & Wilcox Enterprises, Inc. *	496,556	213,519
Barnes Group, Inc.	138,997	7,188,925
Beacon Roofing Supply, Inc. *	201,117	6,950,604
BMC Stock Holdings, Inc. *	197,479	3,955,504
Briggs & Stratton Corp.	123,051	1,156,679
Builders FirstSource, Inc. *	337,907	4,757,731
BWX Technologies, Inc.	290,416	13,515,961
CAI International, Inc. *	48,254	1,086,680
Chart Industries, Inc. *	93,278	7,147,893
CIRCOR International, Inc. *	58,865	2,487,635
Colfax Corp. *	279,117	7,005,837
Columbus McKinnon Corp.	61,248	2,220,852
Comfort Systems USA, Inc.	108,937	5,139,648
Continental Building Products, Inc. *	104,344	2,381,130
Cornerstone Building Brands, Inc. *	127,482	559,646
Crane Co.	149,013	11,393,534
CSW Industrials, Inc.	44,170	2,823,788
Cubic Corp.	84,137	4,747,010

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Curtiss-Wright Corp.	125,878	14,034,138
Douglas Dynamics, Inc.	66,875	2,481,063
DXP Enterprises, Inc. *	46,953	1,512,826
Dycom Industries, Inc. *	92,520	4,826,768
EMCOR Group, Inc.	164,611	13,261,062
Encore Wire Corp.	61,197	3,054,342
Energy Recovery, Inc. *	90,171	852,116
EnerSys	126,437	7,109,553
EnPro Industries, Inc.	60,987	3,384,169
ESCO Technologies, Inc.	75,982	5,310,382
Evoqua Water Technologies Corp. *	171,700	2,020,909
Federal Signal Corp.	176,346	4,212,906
Foundation Building Materials, Inc. *	51,000	773,670
Franklin Electric Co., Inc.	112,654	4,937,625
Gardner Denver Holdings, Inc. *	373,690	12,694,249
Gates Industrial Corp. plc *	137,208	1,547,706
GATX Corp.	107,552	7,509,281
Generac Holdings, Inc. *	182,817	10,082,358
Gibraltar Industries, Inc. *	95,402	3,405,851
Global Brass & Copper Holdings, Inc.	65,606	2,862,390
GMS, Inc. *	97,115	1,635,417
Graham Corp.	28,518	582,052
Granite Construction, Inc.	137,337	5,519,574
Great Lakes Dredge & Dock Corp. *	185,763	1,976,518
Griffon Corp.	101,571	1,460,591
H&E Equipment Services, Inc.	93,676	2,277,264
Harsco Corp. *	233,739	5,843,475
Herc Holdings, Inc. *	70,189	2,388,532
Hexcel Corp.	249,541	18,164,089
Hillenbrand, Inc.	183,697	6,839,039
Hyster-Yale Materials Handling, Inc.	28,195	1,240,016
Insteel Industries, Inc.	54,525	996,717
ITT, Inc.	256,797	14,796,643
JELD-WEN Holding, Inc. *	200,766	3,792,470
John Bean Technologies Corp.	92,637	9,499,924
Kadant, Inc.	32,767	2,660,025
Kaman Corp.	81,851	4,551,734
Kennametal, Inc.	241,786	7,434,919
Kratos Defense & Security Solutions, Inc. *	256,021	5,645,263
L.B. Foster Co., Class A *	28,512	689,135
Lindsay Corp.	31,627	2,510,551
Lydall, Inc. *	51,353	928,462
Masonite International Corp. *	75,711	3,600,058
MasTec, Inc. *	180,673	8,399,488
Mercury Systems, Inc. *	160,267	11,019,959
Meritor, Inc. *	244,500	4,929,120
Milacron Holdings Corp. *	207,309	2,379,907
Moog, Inc., Class A	95,290	7,853,802
MRC Global, Inc. *	246,436	3,647,253
MSC Industrial Direct Co., Inc., Class A	133,163	9,409,298
Mueller Industries, Inc.	167,856	4,523,719
Mueller Water Products, Inc., Class A	469,128	4,334,743
MYR Group, Inc. *	49,166	1,587,570
National Presto Industries, Inc.	14,946	1,463,064
Navistar International Corp. *	191,658	5,962,480
NN, Inc.	125,258	970,750
NOW, Inc. *	318,239	4,146,654
NV5 Global, Inc. *	27,351	2,126,540
nVent Electric plc	475,107	10,955,967
Omega Flex, Inc.	8,469	723,422
Oshkosh Corp.	206,036	14,667,703
Park-Ohio Holdings Corp.	25,281	789,273
Patrick Industries, Inc. *	66,469	2,711,271
PGT Innovations, Inc. *	170,460	2,550,082
Plug Power, Inc. *(a)	682,270	1,746,611
Powell Industries, Inc.	25,255	869,277
Preformed Line Products Co.	7,875	370,204
Primoris Services Corp.	123,030	2,244,067
Proto Labs, Inc. *	79,288	7,956,551
Security	Number of Shares	Value ($)
Quanex Building Products Corp.	97,713	1,515,529
Raven Industries, Inc.	106,813	3,498,126
RBC Bearings, Inc. *	72,975	10,384,342
Regal Beloit Corp.	126,095	9,167,106
Resideo Technologies, Inc. *	361,885	7,121,897
REV Group, Inc.	87,781	972,613
Rexnord Corp. *	308,310	8,111,636
Rush Enterprises, Inc., Class A	84,731	2,988,462
Rush Enterprises, Inc., Class B	13,644	490,092
Simpson Manufacturing Co., Inc.	119,254	7,255,413
SiteOne Landscape Supply, Inc. *	120,168	7,795,298
SPX Corp. *	127,588	3,794,467
SPX FLOW, Inc. *	124,749	4,453,539
Standex International Corp.	37,227	2,421,244
Sun Hydraulics Corp.	84,617	3,532,760
Sunrun, Inc. *	220,667	3,455,645
Systemax, Inc.	42,052	865,851
Tennant Co.	53,074	3,057,593
Terex Corp.	181,795	4,866,652
The Gorman-Rupp Co.	57,169	1,696,204
The Greenbrier Cos., Inc.	95,302	2,593,167
The KeyW Holding Corp. *	144,762	1,628,573
The Manitowoc Co., Inc. *	105,426	1,439,065
The Timken Co.	201,049	8,848,166
Thermon Group Holdings, Inc. *	96,087	2,111,992
Titan International, Inc.	147,760	623,547
Titan Machinery, Inc. *	53,837	900,155
TPI Composites, Inc. *	53,409	1,113,578
Trex Co., Inc. *	173,321	10,368,062
TriMas Corp. *	134,241	3,846,005
Triton International Ltd. *	170,260	5,031,183
Triumph Group, Inc.	145,805	2,827,159
Tutor Perini Corp. *	116,850	1,698,999
Univar, Inc. *	387,318	7,750,233
Universal Forest Products, Inc.	178,940	5,770,815
Valmont Industries, Inc.	64,670	7,314,824
Veritiv Corp. *	36,748	648,970
Vicor Corp. *	47,859	1,450,606
Vivint Solar, Inc. *	121,378	791,385
Wabash National Corp.	161,713	2,184,743
Watsco, Inc.	94,650	14,896,963
Watts Water Technologies, Inc., Class A	81,609	6,642,157
Welbilt, Inc. *	383,911	5,923,747
Wesco Aircraft Holdings, Inc. *	192,513	1,890,478
WESCO International, Inc. *	137,240	6,426,949
WillScot Corp. *	117,692	1,598,257
Woodward, Inc.	164,166	17,880,961
		754,674,251

Commercial & Professional Services 3.1%
ABM Industries, Inc.	194,777	7,060,666
Acacia Research Corp. *	145,291	453,308
ACCO Brands Corp.	299,945	2,204,596
Advanced Disposal Services, Inc. *	210,992	6,781,283
ASGN, Inc. *	154,804	7,853,207
Barrett Business Services, Inc.	21,584	1,554,480
Brady Corp., Class A	144,441	6,687,618
BrightView Holdings, Inc. *	64,701	1,081,154
Casella Waste Systems, Inc., Class A *	124,529	4,821,763
CBIZ, Inc. *	161,503	3,197,759
Clean Harbors, Inc. *	149,844	9,607,997
Covanta Holding Corp.	343,169	5,785,829
Deluxe Corp.	128,572	4,782,878
Ennis, Inc.	76,281	1,412,724
Exponent, Inc.	151,384	8,485,073
Forrester Research, Inc.	30,207	1,375,325
Franklin Covey Co. *	35,920	1,117,112
FTI Consulting, Inc. *	111,183	9,330,477

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
GP Strategies Corp. *	47,951	654,052
Healthcare Services Group, Inc.	216,375	6,839,614
Heidrick & Struggles International, Inc.	56,003	1,700,251
Heritage-Crystal Clean, Inc. *	39,493	987,325
Herman Miller, Inc.	173,213	6,147,329
HNI Corp.	127,630	4,232,211
Huron Consulting Group, Inc. *	66,123	3,255,235
ICF International, Inc.	55,366	4,035,628
InnerWorkings, Inc. *	128,378	435,202
Insperity, Inc.	109,632	12,487,085
Interface, Inc.	174,445	2,524,219
Kelly Services, Inc., Class A	92,117	2,164,750
Kforce, Inc.	69,360	2,410,260
Kimball International, Inc., Class B	107,561	1,660,742
Knoll, Inc.	145,404	2,855,735
Korn Ferry	166,786	7,185,141
LSC Communications, Inc.	96,866	469,800
Matthews International Corp., Class A	93,543	3,183,268
McGrath RentCorp	70,901	3,986,763
Mistras Group, Inc. *	50,177	693,446
Mobile Mini, Inc.	131,102	4,020,898
MSA Safety, Inc.	103,041	10,240,215
Multi-Color Corp.	41,246	2,051,576
Navigant Consulting, Inc.	118,849	2,614,678
NL Industries, Inc. *	24,038	78,604
PICO Holdings, Inc. *	63,542	669,097
Pitney Bowes, Inc.	560,110	2,044,402
Quad/Graphics, Inc.	90,725	759,368
R.R. Donnelley & Sons Co.	204,397	453,761
Resources Connection, Inc.	87,101	1,337,000
SP Plus Corp. *	67,129	2,083,013
Steelcase, Inc., Class A	255,876	4,104,251
Team, Inc. *	90,482	1,313,799
Tetra Tech, Inc.	162,173	10,949,921
The Brink's Co.	145,761	11,223,597
TriNet Group, Inc. *	127,775	8,098,380
TrueBlue, Inc. *	117,910	2,504,408
UniFirst Corp.	45,549	7,232,270
Upwork, Inc. *	177,747	2,662,650
US Ecology, Inc.	65,106	3,875,109
Viad Corp.	59,589	3,744,573
VSE Corp.	24,915	600,701
WageWorks, Inc. *	116,390	5,816,008
		239,979,584

Consumer Durables & Apparel 2.7%
Acushnet Holdings Corp.	99,344	2,333,591
American Outdoor Brands Corp. *	159,125	1,335,059
Beazer Homes USA, Inc. *	93,590	849,797
Brunswick Corp.	255,867	10,613,363
Callaway Golf Co.	261,671	3,846,564
Cavco Industries, Inc. *	25,023	3,593,303
Century Communities, Inc. *	80,380	2,146,146
Columbia Sportswear Co.	86,130	8,077,271
Crocs, Inc. *	196,328	3,793,057
Deckers Outdoor Corp. *	85,606	13,020,673
Ethan Allen Interiors, Inc.	72,794	1,544,689
Fossil Group, Inc. *	133,472	1,306,691
G-III Apparel Group Ltd. *	123,362	3,174,104
GoPro, Inc., Class A *	354,118	2,230,943
Helen of Troy Ltd. *	75,196	10,046,938
Hovnanian Enterprises, Inc., Class A *	14,628	138,966
Installed Building Products, Inc. *	61,511	3,164,126
iRobot Corp. *	81,572	7,105,737
Johnson Outdoors, Inc., Class A	16,958	1,251,670
KB Home	248,426	6,242,945
La-Z-Boy, Inc.	136,965	4,408,903
Legacy Housing Corp. *	12,177	157,327
Security	Number of Shares	Value ($)
LGI Homes, Inc. *	54,662	3,727,948
Libbey, Inc. *	64,263	119,529
M.D.C Holdings, Inc.	144,322	4,536,040
M/I Homes, Inc. *	80,907	2,215,234
Malibu Boats, Inc., Class A *	61,011	2,190,295
Marine Products Corp.	22,036	304,978
Meritage Homes Corp. *	105,211	5,271,071
Movado Group, Inc.	48,317	1,244,646
Nautilus, Inc. *	87,812	236,214
Oxford Industries, Inc.	49,769	3,545,544
Roku, Inc. *	240,278	21,721,131
Skechers U.S.A., Inc., Class A *	393,313	10,985,232
Skyline Champion Corp.	146,446	3,425,372
Sonos, Inc. *	39,957	405,564
Steven Madden Ltd.	229,663	6,949,602
Sturm Ruger & Co., Inc.	51,288	2,549,526
Taylor Morrison Home Corp., Class A *	323,993	6,470,140
Tempur Sealy International, Inc. *	134,893	8,607,522
TopBuild Corp. *	102,388	8,116,297
TRI Pointe Group, Inc. *	418,319	5,145,324
Tupperware Brands Corp.	144,715	2,694,593
Unifi, Inc. *	42,059	792,812
Universal Electronics, Inc. *	40,143	1,581,233
Vera Bradley, Inc. *	61,827	677,006
Vista Outdoor, Inc. *	170,552	1,308,134
William Lyon Homes, Class A *	95,611	1,772,628
Wolverine World Wide, Inc.	268,755	7,509,015
YETI Holdings, Inc. *	89,118	2,131,703
		206,616,196

Consumer Services 4.0%
Adtalem Global Education, Inc. *	170,650	7,501,774
American Public Education, Inc. *	48,232	1,349,531
BBX Capital Corp.	187,419	766,544
Biglari Holdings, Inc., Class A *	236	115,522
Biglari Holdings, Inc., Class B *	3,009	272,615
BJ's Restaurants, Inc.	61,712	2,585,116
Bloomin' Brands, Inc.	268,095	5,176,914
Bluegreen Vacations Corp. (a)	21,450	167,739
Boyd Gaming Corp.	235,231	5,626,725
Brinker International, Inc.	110,312	4,144,422
Career Education Corp. *	204,771	3,843,552
Carriage Services, Inc.	48,453	882,814
Carrols Restaurant Group, Inc. *	99,752	849,887
Chegg, Inc. *	305,171	11,431,706
Choice Hotels International, Inc.	100,428	8,264,220
Churchill Downs, Inc.	104,183	10,270,360
Chuy's Holdings, Inc. *	49,184	1,087,950
Cracker Barrel Old Country Store, Inc.	70,806	11,122,915
Dave & Buster's Entertainment, Inc.	107,757	5,359,833
Del Frisco's Restaurant Group, Inc. *	89,000	610,540
Denny's Corp. *	184,777	3,636,411
Dine Brands Global, Inc.	51,466	4,859,420
Drive Shack, Inc. *	168,205	765,333
El Pollo Loco Holdings, Inc. *	65,340	684,763
Eldorado Resorts, Inc. *	191,511	9,416,596
Empire Resorts, Inc. *	10,403	127,021
Everi Holdings, Inc. *	206,239	2,297,502
Extended Stay America, Inc.	553,114	9,480,374
Fiesta Restaurant Group, Inc. *	68,068	965,204
frontdoor, Inc. *	248,732	10,001,514
Golden Entertainment, Inc. *	59,217	763,899
Graham Holdings Co., Class B	12,818	8,723,162
Grand Canyon Education, Inc. *	141,877	17,005,377
Hilton Grand Vacations, Inc. *	267,052	6,788,462
Houghton Mifflin Harcourt Co. *	302,964	1,708,717
Hyatt Hotels Corp., Class A	114,230	8,251,975
International Speedway Corp., Class A	69,870	3,127,381

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Jack in the Box, Inc.	75,854	6,311,053
K12, Inc. *	110,397	3,374,836
Laureate Education, Inc., Class A *	195,049	3,132,487
Lindblad Expeditions Holdings, Inc. *	78,461	1,280,483
Marriott Vacations Worldwide Corp.	115,721	10,403,318
Monarch Casino & Resort, Inc. *	34,988	1,505,534
Noodles & Co. *	116,986	845,809
Papa John's International, Inc. (a)	66,081	3,202,946
Penn National Gaming, Inc. *	312,825	5,896,751
Planet Fitness, Inc., Class A *	246,126	18,821,255
Playa Hotels & Resorts N.V. *	159,091	1,280,683
PlayAGS, Inc. *	78,585	1,504,117
Potbelly Corp. *	73,987	372,155
Red Robin Gourmet Burgers, Inc. *	37,794	966,771
Red Rock Resorts, Inc., Class A	204,733	4,274,825
Regis Corp. *	88,208	1,644,197
Ruth's Hospitality Group, Inc.	83,057	1,899,514
Scientific Games Corp., Class A *	163,240	3,117,884
SeaWorld Entertainment, Inc. *	198,669	6,357,408
Shake Shack, Inc., Class A *	77,067	4,728,060
Six Flags Entertainment Corp.	210,075	10,369,302
Sotheby's *	96,512	3,253,419
Speedway Motorsports, Inc.	33,680	611,629
Strategic Education, Inc.	64,023	11,267,408
Texas Roadhouse, Inc.	195,862	10,039,886
The Cheesecake Factory, Inc.	122,575	5,301,369
The Habit Restaurants, Inc., Class A *	59,562	607,532
The Wendy's Co.	534,465	9,828,811
Weight Watchers International, Inc. *	114,668	1,982,610
Wingstop, Inc.	86,643	6,903,714
Zovio, Inc. *	88,328	362,145
		311,481,701

Diversified Financials 4.2%
AG Mortgage Investment Trust, Inc.	93,296	1,438,624
Anworth Mortgage Asset Corp.	285,903	1,083,572
Apollo Commercial Real Estate Finance, Inc.	399,263	7,338,454
Arbor Realty Trust, Inc. (a)	243,139	2,993,041
Ares Management Corp., Class A	199,459	5,124,102
Arlington Asset Investment Corp., Class A	107,412	718,586
ARMOUR Residential REIT, Inc.	172,547	3,002,318
Artisan Partners Asset Management, Inc., Class A	150,520	3,559,798
BGC Partners, Inc., Class A	786,603	3,697,034
Blackstone Mortgage Trust, Inc., Class A	362,731	12,789,895
Blucora, Inc. *	141,284	4,375,565
Cannae Holdings, Inc. *	198,540	5,048,872
Capstead Mortgage Corp.	252,258	1,995,361
Chimera Investment Corp.	549,188	10,017,189
Cohen & Steers, Inc.	63,523	3,253,648
Colony Credit Real Estate, Inc.	247,268	3,760,946
Cowen, Inc., Class A *	83,576	1,266,176
Curo Group Holdings Corp. *	37,724	353,474
Diamond Hill Investment Group, Inc.	9,537	1,368,559
Donnelley Financial Solutions, Inc. *	101,540	1,251,988
Dynex Capital, Inc.	210,721	1,158,965
Encore Capital Group, Inc. *	75,523	2,593,460
Enova International, Inc. *	98,151	2,095,524
Evercore, Inc., Class A	120,770	9,327,067
Exantas Capital Corp.	91,896	1,001,666
EZCORP, Inc., Class A *	153,842	1,350,733
Federated Investors, Inc., Class B	280,807	8,573,038
FGL Holdings	513,092	4,079,081
FirstCash, Inc.	128,428	12,164,700
Focus Financial Partners, Inc., Class A *	62,385	1,749,899
GAMCO Investors, Inc., Class A	15,300	260,865
Granite Point Mortgage Trust, Inc.	158,022	2,937,629
Security	Number of Shares	Value ($)
Green Dot Corp., Class A *	139,610	6,479,300
Greenhill & Co., Inc.	53,213	796,599
Hamilton Lane, Inc., Class A	54,418	2,675,189
Houlihan Lokey, Inc.	101,360	4,582,486
Interactive Brokers Group, Inc., Class A	220,733	11,213,236
INTL FCStone, Inc. *	47,141	1,638,621
Invesco Mortgage Capital, Inc.	375,841	5,784,193
KKR Real Estate Finance Trust, Inc.	80,885	1,599,905
Ladder Capital Corp., Class A	256,290	4,075,011
Ladenburg Thalmann Financial Services, Inc.	347,763	1,112,842
Legg Mason, Inc.	251,513	8,958,893
LendingClub Corp. *	1,267,592	3,802,776
LPL Financial Holdings, Inc.	250,407	20,087,650
MFA Financial, Inc.	1,327,951	9,348,775
Moelis & Co., Class A	144,770	4,600,791
Morningstar, Inc.	53,942	7,554,038
Navient Corp.	641,642	8,367,012
Nelnet, Inc., Class A	63,817	3,781,157
New Residential Investment Corp.	1,203,016	18,345,994
New York Mortgage Trust, Inc.	598,540	3,615,182
On Deck Capital, Inc. *	147,496	592,934
OneMain Holdings, Inc.	220,925	6,599,030
PennyMac Mortgage Investment Trust	223,236	4,643,309
Piper Jaffray Cos.	42,887	3,037,257
PJT Partners, Inc., Class A	60,054	2,215,993
PRA Group, Inc. *	133,507	3,686,128
Pzena Investment Management, Inc., Class A	50,715	448,321
Redwood Trust, Inc.	283,730	4,519,819
Safeguard Scientifics, Inc. *	59,953	720,035
SLM Corp.	1,283,686	12,207,854
Stifel Financial Corp.	211,086	11,320,542
TPG RE Finance Trust, Inc.	160,400	3,074,868
Two Harbors Investment Corp.	792,626	9,685,890
Virtu Financial, Inc., Class A	186,852	4,301,333
Virtus Investment Partners, Inc.	20,654	2,098,240
Waddell & Reed Financial, Inc., Class A	223,785	3,614,128
Western Asset Mortgage Capital Corp.	156,536	1,516,834
Westwood Holdings Group, Inc.	23,597	690,684
WisdomTree Investments, Inc.	348,566	2,094,882
World Acceptance Corp. *	19,179	2,537,190
		329,754,750

Energy 3.1%
Alta Mesa Resources, Inc., Class A *	348,299	50,468
Altus Midstream Co., Class A *	169,824	777,794
Apergy Corp. *	228,434	7,083,738
Arch Coal, Inc., Class A	51,957	4,580,010
Archrock, Inc.	383,138	3,398,434
Berry Petroleum Corp.	54,253	583,220
Bonanza Creek Energy, Inc. *	54,257	1,059,639
C&J Energy Services, Inc. *	180,435	2,136,350
Cactus, Inc., Class A *	137,284	4,468,594
California Resources Corp. *	142,552	2,309,342
Callon Petroleum Co. *	671,673	4,197,956
CARBO Ceramics, Inc. *	63,493	91,430
Carrizo Oil & Gas, Inc. *	251,297	2,558,203
Centennial Resource Development, Inc., Class A *	560,386	4,427,049
Chesapeake Energy Corp. *	3,081,317	5,916,129
Clean Energy Fuels Corp. *	395,825	1,056,853
CNX Resources Corp. *	581,609	4,490,021
CONSOL Energy, Inc. *	81,457	2,135,802
Contango Oil & Gas Co. *	82,048	175,583
Contura Energy, Inc. *	13,978	735,942
Covia Holdings Corp. *	87,555	254,785
CVR Energy, Inc.	85,577	3,634,455

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Delek US Holdings, Inc.	209,785	6,421,519
Denbury Resources, Inc. *	1,351,222	1,945,760
Diamond Offshore Drilling, Inc. *(a)	190,445	1,498,802
Dril-Quip, Inc. *	106,842	4,407,232
Ensco Rowan plc, Class A	580,926	4,862,351
Era Group, Inc. *	59,171	434,907
Evolution Petroleum Corp.	88,697	541,939
Exterran Corp. *	93,636	1,292,177
Extraction Oil & Gas, Inc. *(a)	318,213	1,078,742
Falcon Minerals Corp.	112,915	833,313
Forum Energy Technologies, Inc. *	236,436	903,185
Frank's International N.V. *	218,323	1,242,258
FTS International, Inc. *	95,143	585,129
Geospace Technologies Corp. *	39,470	493,770
Green Plains, Inc.	113,058	1,475,407
Gulfport Energy Corp. *	435,036	2,379,647
Halcon Resources Corp. *	429,214	91,766
Helix Energy Solutions Group, Inc. *	410,505	2,775,014
HighPoint Resources Corp. *	327,231	611,922
International Seaways, Inc. *	85,794	1,527,133
Isramco, Inc. *	2,079	246,819
Jagged Peak Energy, Inc. *	183,591	1,523,805
Keane Group, Inc. *	126,173	926,110
KLX Energy Services Holdings, Inc. *	65,701	1,294,310
Kosmos Energy Ltd.	690,618	4,254,207
Laredo Petroleum, Inc. *	452,414	1,194,373
Liberty Oilfield Services, Inc., Class A	113,190	1,443,172
Magnolia Oil & Gas Corp. *	254,932	2,811,900
Mammoth Energy Services, Inc.	36,342	381,591
Matador Resources Co. *	305,193	5,017,373
Matrix Service Co. *	77,946	1,410,823
McDermott International, Inc. *	530,791	3,205,978
Montage Resources Corp. *	17,463	136,386
Nabors Industries Ltd.	958,743	2,262,633
NACCO Industries, Inc., Class A	11,345	566,796
Natural Gas Services Group, Inc. *	36,044	548,950
NCS Multistage Holdings, Inc. *	39,044	104,247
Newpark Resources, Inc. *	264,930	1,851,861
NextDecade Corp. *	9,488	51,520
Nine Energy Service, Inc. *	29,870	504,803
Noble Corp. plc *	731,739	1,419,574
Northern Oil & Gas, Inc. *	642,318	1,278,213
Oasis Petroleum, Inc. *	793,148	4,124,370
Oceaneering International, Inc. *	290,231	4,759,788
Oil States International, Inc. *	177,759	2,957,910
Overseas Shipholding Group, Inc., Class A *	193,335	290,002
Par Pacific Holdings, Inc. *	87,040	1,705,984
Patterson-UTI Energy, Inc.	628,679	6,682,858
PBF Energy, Inc., Class A	351,869	9,289,342
PDC Energy, Inc. *	194,176	5,926,251
Peabody Energy Corp.	235,297	5,534,185
Penn Virginia Corp. *	39,662	1,209,691
Pioneer Energy Services Corp. *	227,070	71,527
ProPetro Holding Corp. *	218,118	4,235,852
QEP Resources, Inc. *	697,677	4,820,948
Range Resources Corp.	610,896	4,777,207
Renewable Energy Group, Inc. *	110,090	1,721,808
REX American Resources Corp. *	16,589	1,119,260
RigNet, Inc. *	40,445	337,311
Ring Energy, Inc. *	175,855	622,527
Roan Resources, Inc. *	101,624	212,394
RPC, Inc.	170,513	1,268,617
SandRidge Energy, Inc. *	86,349	594,945
SEACOR Holdings, Inc. *	51,093	2,125,980
SEACOR Marine Holdings, Inc. *	55,775	768,022
Select Energy Services, Inc., Class A *	175,211	1,874,758
SemGroup Corp., Class A	194,053	2,447,008
SM Energy Co.	303,041	3,524,367
Security	Number of Shares	Value ($)
Smart Sand, Inc. *(a)	62,804	209,137
Southwestern Energy Co. *	1,588,133	5,701,397
SRC Energy, Inc. *	713,743	3,383,142
Superior Energy Services, Inc. *	458,406	742,618
Talos Energy, Inc. *	63,864	1,490,586
Tellurian, Inc. *(a)	276,643	2,127,385
TETRA Technologies, Inc. *	364,867	561,895
Tidewater, Inc. *	90,646	1,931,666
Transocean Ltd. *	1,488,230	9,227,026
U.S. Well Services, Inc. *	65,238	466,125
Ultra Petroleum Corp. *	572,303	211,466
Unit Corp. *	160,375	1,542,807
US Silica Holdings, Inc.	214,828	2,229,915
W&T Offshore, Inc. *	274,933	1,154,719
Whiting Petroleum Corp. *	267,675	4,919,866
World Fuel Services Corp.	197,385	5,751,799
		238,613,675

Food & Staples Retailing 0.7%
BJ's Wholesale Club Holdings, Inc. *	275,645	6,885,612
Casey's General Stores, Inc.	107,832	13,918,954
Ingles Markets, Inc., Class A	41,016	1,222,687
Natural Grocers by Vitamin Cottage, Inc. *	22,691	233,037
Performance Food Group Co. *	309,988	12,198,028
PriceSmart, Inc.	67,214	3,266,600
Rite Aid Corp. *(a)	158,443	1,213,673
Smart & Final Stores, Inc. *	79,362	516,647
SpartanNash Co.	106,599	1,230,152
Sprouts Farmers Market, Inc. *	364,532	7,308,867
The Andersons, Inc.	76,869	2,088,531
The Chefs' Warehouse, Inc. *	68,277	2,162,333
United Natural Foods, Inc. *	150,153	1,524,053
Village Super Market, Inc., Class A	23,396	619,526
Weis Markets, Inc.	48,514	1,833,829
		56,222,529

Food, Beverage & Tobacco 1.5%
Alico, Inc.	8,038	207,139
B&G Foods, Inc. (a)	192,714	4,230,072
Cal-Maine Foods, Inc.	88,963	3,293,410
Calavo Growers, Inc.	45,947	4,018,065
Coca-Cola Consolidated, Inc.	13,628	4,115,792
Darling Ingredients, Inc. *	485,513	9,176,196
Dean Foods Co.	265,227	291,750
Farmer Brothers Co. *	30,437	557,606
Flowers Foods, Inc.	539,323	12,064,655
Fresh Del Monte Produce, Inc.	88,282	2,208,816
Freshpet, Inc. *	87,733	4,076,952
Hostess Brands, Inc. *	321,698	4,307,536
J&J Snack Foods Corp.	44,323	7,129,355
John B Sanfilippo & Son, Inc.	25,974	1,990,907
Lancaster Colony Corp.	57,309	8,242,753
Landec Corp. *	84,769	840,908
Limoneira Co.	42,921	813,353
MGP Ingredients, Inc.	37,338	2,248,121
National Beverage Corp. (a)	35,399	1,598,265
Primo Water Corp. *	98,338	1,134,821
Sanderson Farms, Inc.	57,253	7,827,058
Seaboard Corp.	782	3,206,200
Seneca Foods Corp., Class A *	18,770	463,619
Seneca Foods Corp., Class B *	3,559	86,946
Simply Good Foods Co. *	149,333	3,209,166
The Boston Beer Co., Inc., Class A *	25,619	8,052,052
The Hain Celestial Group, Inc. *	263,521	5,373,193
Tootsie Roll Industries, Inc.	56,861	2,158,444
TreeHouse Foods, Inc. *	165,038	8,603,431

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Universal Corp.	73,342	4,145,290
Vector Group Ltd.	319,607	2,860,483
		118,532,354

Health Care Equipment & Services 6.3%
AAC Holdings, Inc. *	35,247	31,726
Acadia Healthcare Co., Inc. *	260,546	8,394,792
Accuray, Inc. *	258,060	957,403
Addus HomeCare Corp. *	29,523	2,018,783
Allscripts Healthcare Solutions, Inc. *	504,436	4,908,162
Amedisys, Inc. *	85,915	9,649,114
American Renal Associates Holdings, Inc. *	49,534	321,476
AMN Healthcare Services, Inc. *	137,669	6,668,686
AngioDynamics, Inc. *	109,503	2,057,561
Antares Pharma, Inc. *	424,323	1,183,861
AtriCure, Inc. *	104,592	3,064,546
Atrion Corp.	4,219	3,726,263
Avanos Medical, Inc. *	139,669	5,262,728
AxoGen, Inc. *	98,700	2,065,791
Axonics Modulation Technologies, Inc. *	24,396	801,653
BioScrip, Inc. *	371,862	769,754
BioTelemetry, Inc. *	98,643	4,721,054
Brookdale Senior Living, Inc. *	547,976	3,386,492
Cantel Medical Corp.	107,252	7,372,502
Capital Senior Living Corp. *	83,257	348,847
Cardiovascular Systems, Inc. *	102,339	3,986,104
Castlight Health, Inc., Class B *	216,905	709,279
Cerus Corp. *	398,271	1,867,891
Chemed Corp.	46,985	15,408,261
Community Health Systems, Inc. *	337,538	897,851
Computer Programs & Systems, Inc.	35,044	904,486
CONMED Corp.	76,196	6,132,254
CorVel Corp. *	26,828	1,984,735
Covetrus, Inc. *	280,545	6,918,240
CryoLife, Inc. *	99,813	2,869,624
Diplomat Pharmacy, Inc. *	168,275	777,431
Endologix, Inc. *	49,265	346,826
Enzo Biochem, Inc. *	127,501	410,553
Evolent Health, Inc., Class A *	210,116	2,235,634
GenMark Diagnostics, Inc. *	167,565	1,121,010
Glaukos Corp. *	98,948	6,380,167
Globus Medical, Inc., Class A *	224,496	8,822,693
Guardant Health, Inc. *	37,613	2,891,687
Haemonetics Corp. *	150,183	14,566,249
Hanger, Inc. *	107,844	2,012,369
HealthEquity, Inc. *	159,463	10,422,502
HealthStream, Inc. *	75,624	1,890,600
Heska Corp. *	19,883	1,393,798
Hill-Rom Holdings, Inc.	196,156	18,860,399
HMS Holdings Corp. *	250,315	7,617,085
ICU Medical, Inc. *	48,936	10,413,581
Inogen, Inc. *	52,518	3,385,835
Inovalon Holdings, Inc., Class A *	212,455	2,929,754
Inspire Medical Systems, Inc. *	35,894	2,026,934
Insulet Corp. *	173,770	19,078,208
Integer Holdings Corp. *	87,805	6,155,130
Integra LifeSciences Holdings Corp. *	208,391	9,711,021
Invacare Corp.	96,460	572,008
iRhythm Technologies, Inc. *	64,760	4,433,470
Lantheus Holdings, Inc. *	113,068	2,712,501
LeMaitre Vascular, Inc.	47,120	1,216,167
LHC Group, Inc. *	85,775	9,716,592
LivaNova plc *	143,461	10,314,846
Magellan Health, Inc. *	70,378	4,647,059
Masimo Corp. *	143,947	18,819,631
Medidata Solutions, Inc. *	183,048	16,684,825
MEDNAX, Inc. *	258,393	6,371,971
Meridian Bioscience, Inc.	125,526	1,418,444
Security	Number of Shares	Value ($)
Merit Medical Systems, Inc. *	161,923	8,360,084
Mesa Laboratories, Inc.	10,395	2,595,424
National HealthCare Corp.	28,355	2,202,333
National Research Corp.	32,288	1,646,365
Natus Medical, Inc. *	98,930	2,463,357
Neogen Corp. *	153,122	8,628,425
Nevro Corp. *	89,270	5,276,750
NextGen Healthcare, Inc. *	140,160	2,698,080
NuVasive, Inc. *	151,657	8,790,040
Omnicell, Inc. *	120,300	9,557,835
OraSure Technologies, Inc. *	181,223	1,504,151
Orthofix Medical, Inc. *	55,907	2,757,892
Owens & Minor, Inc.	180,957	486,774
Patterson Cos., Inc.	242,888	5,105,506
Penumbra, Inc. *	91,212	13,015,952
Premier, Inc., Class A *	157,174	5,776,144
Quidel Corp. *	103,296	5,712,269
R1 RCM, Inc. *	288,424	3,386,098
RadNet, Inc. *	121,355	1,465,968
SeaSpine Holdings Corp. *	39,238	534,814
Select Medical Holdings Corp. *	318,135	4,469,797
Senseonics Holdings, Inc. *(a)	267,187	529,030
SI-BONE, Inc. *	23,494	394,464
STAAR Surgical Co. *	82,957	1,922,114
Surgery Partners, Inc. *	52,510	450,011
Surmodics, Inc. *	39,595	1,605,973
Tabula Rasa HealthCare, Inc. *	51,429	2,323,048
Tactile Systems Technology, Inc. *	50,097	2,406,159
Tandem Diabetes Care, Inc. *	168,519	11,553,663
Teladoc Health, Inc. *	206,308	11,990,621
Tenet Healthcare Corp. *	245,706	4,904,292
The Ensign Group, Inc.	145,597	7,754,496
The Providence Service Corp. *	32,661	2,112,513
Tivity Health, Inc. *	139,415	2,551,295
TransEnterix, Inc. *(a)	553,541	741,745
Triple-S Management Corp., Class B *	64,897	1,589,977
US Physical Therapy, Inc.	37,363	4,173,821
Varex Imaging Corp. *	111,885	2,985,092
ViewRay, Inc. *	168,613	1,416,349
Vocera Communications, Inc. *	89,636	2,900,621
Wright Medical Group N.V. *	341,596	10,493,829
		490,980,070

Household & Personal Products 0.7%
Avon Products, Inc. *	1,296,567	4,875,092
Central Garden & Pet Co. *	30,368	854,859
Central Garden & Pet Co., Class A *	121,188	3,098,777
Edgewell Personal Care Co. *	160,121	4,569,853
elf Beauty, Inc. *	64,937	661,708
Energizer Holdings, Inc.	187,326	7,665,380
Inter Parfums, Inc.	51,394	3,329,303
Medifast, Inc.	34,872	4,496,745
Natural Health Trends Corp. (a)	21,215	215,969
Nu Skin Enterprises, Inc., Class A	162,648	7,594,035
Revlon, Inc., Class A *(a)	22,969	486,484
Spectrum Brands Holdings, Inc.	122,887	6,472,458
USANA Health Sciences, Inc. *	40,590	2,872,960
WD-40 Co.	40,600	6,346,998
		53,540,621

Insurance 2.8%
Ambac Financial Group, Inc. *	132,939	2,020,673
American Equity Investment Life Holding Co.	266,106	7,533,461
American National Insurance Co.	25,209	2,857,944
AMERISAFE, Inc.	56,546	3,368,445
Argo Group International Holdings Ltd.	100,019	7,050,339

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Assured Guaranty Ltd.	310,033	12,671,049
Citizens, Inc. *(a)	142,375	912,624
CNO Financial Group, Inc.	474,987	7,462,046
Crawford & Co., Class A	48,681	398,211
Crawford & Co., Class B	28,599	237,944
Donegal Group, Inc., Class A	36,781	531,485
eHealth, Inc. *	53,828	3,798,104
EMC Insurance Group, Inc.	26,650	961,532
Employers Holdings, Inc.	97,315	4,042,465
Enstar Group Ltd. *	44,487	7,313,663
FBL Financial Group, Inc., Class A	28,793	1,772,497
First American Financial Corp.	328,199	16,951,478
Genworth Financial, Inc., Class A *	1,469,941	4,277,528
Global Indemnity Ltd.	11,991	356,133
Greenlight Capital Re Ltd., Class A *	78,781	799,627
Health Insurance Innovations, Inc., Class A *(a)	31,409	810,038
Horace Mann Educators Corp.	120,350	4,875,378
James River Group Holdings Ltd.	88,305	3,938,403
Kemper Corp.	178,864	14,843,923
Kinsale Capital Group, Inc.	56,667	4,748,128
Maiden Holdings Ltd.	200,369	108,219
MBIA, Inc. *	267,240	2,370,419
Mercury General Corp.	79,517	4,584,155
National General Holdings Corp.	187,424	4,258,273
National Western Life Group, Inc., Class A	6,604	1,760,891
NI Holdings, Inc. *	27,941	473,320
Primerica, Inc.	125,450	14,409,187
ProAssurance Corp.	157,457	5,907,787
RLI Corp.	115,235	9,896,382
Safety Insurance Group, Inc.	42,583	3,880,589
Selective Insurance Group, Inc.	173,642	12,441,449
State Auto Financial Corp.	49,236	1,683,379
Stewart Information Services Corp.	69,994	2,878,853
The Hanover Insurance Group, Inc.	119,156	14,556,097
Third Point Reinsurance Ltd. *	217,066	2,205,391
Trupanion, Inc. *(a)	77,600	2,276,008
United Fire Group, Inc.	62,370	2,927,648
United Insurance Holdings Corp.	62,093	837,014
Universal Insurance Holdings, Inc.	94,177	2,734,900
White Mountains Insurance Group Ltd.	9,339	9,148,484
		213,871,563

Materials 4.2%
AdvanSix, Inc. *	85,108	2,074,933
AK Steel Holding Corp. *	943,978	1,623,642
Allegheny Technologies, Inc. *	368,981	7,899,883
American Vanguard Corp.	80,698	1,071,669
AptarGroup, Inc.	185,103	20,966,617
Balchem Corp.	95,103	8,624,891
Bemis Co., Inc.	268,108	15,644,102
Boise Cascade Co.	114,211	2,535,484
Cabot Corp.	175,178	6,996,609
Carpenter Technology Corp.	140,217	5,687,202
Century Aluminum Co. *	149,005	832,938
Chase Corp.	21,417	2,177,895
Clearwater Paper Corp. *	47,768	769,542
Cleveland-Cliffs, Inc.	859,145	7,474,562
Coeur Mining, Inc. *	596,373	1,693,699
Commercial Metals Co.	345,590	4,613,627
Compass Minerals International, Inc.	100,224	5,112,426
Domtar Corp.	184,670	7,765,374
Eagle Materials, Inc.	134,904	11,609,838
Element Solutions, Inc. *	684,985	6,479,958
Ferro Corp. *	244,537	3,311,031
Forterra, Inc. *	54,079	258,498
FutureFuel Corp.	75,209	780,669
GCP Applied Technologies, Inc. *	211,822	5,541,264
Security	Number of Shares	Value ($)
Graphic Packaging Holding Co.	872,252	11,339,276
Greif, Inc., Class A	76,288	2,703,647
Greif, Inc., Class B	16,470	725,504
H.B. Fuller Co.	149,285	5,886,308
Hawkins, Inc.	27,996	995,538
Haynes International, Inc.	36,304	1,057,536
Hecla Mining Co.	1,423,182	1,864,368
Ingevity Corp. *	122,562	10,748,687
Innophos Holdings, Inc.	58,231	1,548,362
Innospec, Inc.	71,719	5,788,441
Kaiser Aluminum Corp.	47,228	4,208,959
Koppers Holdings, Inc. *	60,852	1,622,314
Kraton Corp. *	93,615	2,290,759
Kronos Worldwide, Inc.	63,927	806,119
Livent Corp. *	429,175	2,712,386
Loop Industries, Inc. *(a)	34,313	289,945
Louisiana-Pacific Corp.	363,273	8,289,890
LSB Industries, Inc. *	58,969	197,546
Materion Corp.	59,402	3,590,851
McEwen Mining, Inc. (a)	781,444	1,054,949
Mercer International, Inc.	126,387	1,811,126
Minerals Technologies, Inc.	103,657	5,388,091
Myers Industries, Inc.	104,818	1,773,521
Neenah, Inc.	49,330	2,819,703
Olin Corp.	484,668	9,504,339
OMNOVA Solutions, Inc. *	130,267	738,614
Owens-Illinois, Inc.	450,769	7,212,304
P.H. Glatfelter Co.	130,197	1,898,272
PolyOne Corp.	228,204	5,734,767
PQ Group Holdings, Inc. *	108,634	1,645,805
Quaker Chemical Corp.	39,327	7,112,681
Ramaco Resources, Inc. *	17,861	100,557
Rayonier Advanced Materials, Inc.	144,520	943,716
Resolute Forest Products, Inc.	265,308	1,705,930
Schnitzer Steel Industries, Inc., Class A	79,505	1,678,351
Schweitzer-Mauduit International, Inc.	90,800	2,841,132
Sensient Technologies Corp.	124,228	8,410,236
Silgan Holdings, Inc.	226,772	6,574,120
Stepan Co.	59,378	5,038,817
Summit Materials, Inc., Class A *	328,741	4,595,799
SunCoke Energy, Inc. *	192,485	1,412,840
The Scotts Miracle-Gro Co.	115,629	10,352,264
TimkenSteel Corp. *	115,319	819,918
Tredegar Corp.	77,362	1,206,074
Trinseo S.A.	124,561	4,588,827
Tronox Holdings plc, Class A	259,048	2,401,375
United States Lime & Minerals, Inc.	5,970	487,510
United States Steel Corp.	510,976	6,039,736
US Concrete, Inc. *	46,395	2,160,615
Valhi, Inc.	78,815	157,630
Valvoline, Inc.	552,254	9,636,832
Venator Materials plc *	149,357	649,703
Verso Corp., Class A *	102,325	1,762,037
Warrior Met Coal, Inc.	125,510	3,239,413
Worthington Industries, Inc.	115,252	3,934,703
		325,645,096

Media & Entertainment 2.9%
AMC Entertainment Holdings, Inc., Class A	153,317	1,836,738
AMC Networks, Inc., Class A *	131,329	6,930,231
ANGI Homeservices, Inc., Class A *	175,023	2,523,832
Cable One, Inc.	14,603	16,312,281
Cargurus, Inc. *	97,196	3,320,215
Cars.com, Inc. *	182,400	3,861,408
Central European Media Enterprises Ltd., Class A *	256,530	941,465
Cinemark Holdings, Inc.	313,776	11,920,350
Clear Channel Outdoor Holdings, Inc. *	112,152	569,732

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
comScore, Inc. *	137,420	1,253,270
Emerald Expositions Events, Inc.	72,541	848,730
Entercom Communications Corp., Class A	364,325	2,109,442
Entravision Communications Corp., Class A	187,679	551,776
Eventbrite, Inc., Class A *	33,362	522,449
Gannett Co., Inc.	339,676	2,669,853
Global Eagle Entertainment, Inc. *	145,454	84,509
Glu Mobile, Inc. *	325,709	2,599,158
Gray Television, Inc. *	225,537	3,886,003
Hemisphere Media Group, Inc. *	49,129	663,242
John Wiley & Sons, Inc., Class A	136,180	5,689,600
Liberty Latin America Ltd., Class A *	129,309	2,204,718
Liberty Latin America Ltd., Class C *	351,774	6,046,995
Liberty Media Corp. - Liberty Braves, Class A *	28,563	758,062
Liberty Media Corp. - Liberty Braves, Class C *	102,573	2,729,468
Liberty TripAdvisor Holdings, Inc., Class A *	212,489	2,263,008
Loral Space & Communications, Inc. *	36,705	1,244,300
Match Group, Inc.	154,671	10,618,164
Meredith Corp.	117,524	6,084,217
MSG Networks, Inc., Class A *	179,594	3,791,229
National CineMedia, Inc.	181,721	1,190,273
New Media Investment Group, Inc.	161,026	1,486,270
Nexstar Media Group, Inc., Class A	134,317	13,451,848
Scholastic Corp.	81,800	2,706,762
Sinclair Broadcast Group, Inc., Class A	193,265	10,374,465
TEGNA, Inc.	636,355	9,634,415
The E.W. Scripps Co., Class A	167,293	2,546,199
The Madison Square Garden Co., Class A *	50,835	15,039,026
The Marcus Corp.	63,207	2,209,717
The New York Times Co., Class A	417,129	13,273,045
Tribune Media Co., Class A	237,285	10,986,295
Tribune Publishing Co. *	58,706	576,493
TrueCar, Inc. *	250,703	1,634,584
WideOpenWest, Inc. *	79,228	591,041
World Wrestling Entertainment, Inc., Class A	128,308	9,333,124
Yelp, Inc. *	209,084	6,425,151
Zynga, Inc., Class A *	2,446,521	15,388,617
		221,681,770

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
ACADIA Pharmaceuticals, Inc. *	329,767	7,911,110
Accelerate Diagnostics, Inc. *(a)	75,824	1,433,832
Acceleron Pharma, Inc. *	128,352	5,119,961
Achillion Pharmaceuticals, Inc. *	402,445	1,118,797
Aclaris Therapeutics, Inc. *	106,260	497,297
Acorda Therapeutics, Inc. *	117,424	1,090,869
Aduro Biotech, Inc. *	146,881	477,363
Aerie Pharmaceuticals, Inc. *	115,059	4,190,449
Agenus, Inc. *	295,672	753,964
Agios Pharmaceuticals, Inc. *	150,290	6,938,889
Aimmune Therapeutics, Inc. *	107,665	2,107,004
Akcea Therapeutics, Inc. *(a)	47,204	993,172
Akebia Therapeutics, Inc. *	310,615	1,382,237
Akorn, Inc. *	273,167	1,125,448
Alder Biopharmaceuticals, Inc. *	205,695	2,225,620
Alector, Inc. *	28,131	475,695
Allakos, Inc. *	22,535	883,372
Allogene Therapeutics, Inc. *(a)	56,457	1,480,867
AMAG Pharmaceuticals, Inc. *	101,329	965,665
Amicus Therapeutics, Inc. *	679,316	7,655,891
Amneal Pharmaceuticals, Inc. *	233,793	1,762,799
Amphastar Pharmaceuticals, Inc. *	102,164	1,966,657
AnaptysBio, Inc. *	67,536	4,917,296
ANI Pharmaceuticals, Inc. *	24,614	1,714,611
Security	Number of Shares	Value ($)
Anika Therapeutics, Inc. *	42,148	1,601,624
Apellis Pharmaceuticals, Inc. *	109,506	2,199,976
Aptinyx, Inc. *(a)	19,428	60,227
Arcus Biosciences, Inc. *	26,271	222,778
Arena Pharmaceuticals, Inc. *	145,284	7,701,505
Arqule, Inc. *	286,258	2,058,195
Array BioPharma, Inc. *	641,419	16,946,290
Arrowhead Pharmaceuticals, Inc. *	278,718	6,608,404
Arvinas Holding Co. LLC *	21,491	449,592
Assembly Biosciences, Inc. *	59,459	834,804
Assertio Therapeutics, Inc. *	185,608	543,831
Atara Biotherapeutics, Inc. *	134,279	2,982,337
Athenex, Inc. *	123,663	1,786,930
Audentes Therapeutics, Inc. *	101,463	3,563,381
Avrobio, Inc. *	17,202	243,580
Bellicum Pharmaceuticals, Inc. *	125,894	259,342
BioCryst Pharmaceuticals, Inc. *	322,520	1,128,820
Biohaven Pharmaceutical Holding Co., Ltd. *	103,842	5,862,919
Blueprint Medicines Corp. *	141,590	10,760,840
Bruker Corp.	294,887	12,317,430
Cambrex Corp. *	98,779	3,931,404
Cara Therapeutics, Inc. *	99,227	2,040,107
CASI Pharmaceuticals, Inc. *(a)	151,520	480,318
Catalent, Inc. *	427,938	19,471,179
Charles River Laboratories International, Inc. *	141,866	17,797,090
Chimerix, Inc. *	132,880	451,792
Clovis Oncology, Inc. *	154,651	2,285,742
Codexis, Inc. *	140,615	2,545,132
Coherus Biosciences, Inc. *	170,116	3,215,192
Corcept Therapeutics, Inc. *	306,611	2,998,656
Crinetics Pharmaceuticals, Inc. *(a)	18,935	497,612
Cyclerion Therapeutics, Inc. *	45,324	632,270
Cymabay Therapeutics, Inc. *	197,712	2,388,361
Cytokinetics, Inc. *	169,768	1,760,494
CytomX Therapeutics, Inc. *	130,568	1,261,287
Deciphera Pharmaceuticals, Inc. *	42,631	972,839
Denali Therapeutics, Inc. *	196,770	3,752,404
Dermira, Inc. *	125,266	1,169,984
Dicerna Pharmaceuticals, Inc. *	152,041	1,882,268
Dova Pharmaceuticals, Inc. *(a)	38,426	338,917
Dynavax Technologies Corp. *	165,463	797,532
Eagle Pharmaceuticals, Inc. *	30,240	1,536,494
Editas Medicine, Inc. *	126,286	2,595,177
Eidos Therapeutics, Inc. *(a)	18,097	564,807
Eloxx Pharmaceuticals, Inc. *	63,919	574,632
Emergent BioSolutions, Inc. *	132,585	5,292,793
Enanta Pharmaceuticals, Inc. *	46,159	4,176,005
Endo International plc *	585,754	2,899,482
Epizyme, Inc. *	206,639	2,839,220
Esperion Therapeutics, Inc. *	72,402	3,446,335
Evelo Biosciences, Inc. *(a)	14,161	105,924
Exact Sciences Corp. *	369,947	38,337,608
FibroGen, Inc. *	222,628	8,068,039
Five Prime Therapeutics, Inc. *	103,305	867,762
Flexion Therapeutics, Inc. *	96,610	1,065,608
G1 Therapeutics, Inc. *	74,620	1,564,035
Genomic Health, Inc. *	61,518	3,214,316
Geron Corp. *(a)	552,198	800,687
Global Blood Therapeutics, Inc. *	163,925	9,963,361
Gossamer Bio, Inc. *	50,129	917,862
Gritstone Oncology, Inc. *	54,409	506,548
Halozyme Therapeutics, Inc. *	370,937	5,471,321
Harpoon Therapeutics, Inc. *(a)	16,260	195,608
Heron Therapeutics, Inc. *	202,043	3,440,792
Homology Medicines, Inc. *	72,295	1,463,251
Horizon Therapeutics plc *	535,178	12,753,292
ImmunoGen, Inc. *	432,712	778,882

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Immunomedics, Inc. *	504,450	6,593,161
Innoviva, Inc. *	200,986	2,747,479
Inovio Pharmaceuticals, Inc. *(a)	265,614	634,817
Insmed, Inc. *	256,604	6,212,383
Insys Therapeutics, Inc. *(a)	77,006	58,332
Intellia Therapeutics, Inc. *	95,450	1,324,846
Intercept Pharmaceuticals, Inc. *	70,279	5,820,507
Intersect ENT, Inc. *	89,666	2,114,324
Intra-Cellular Therapies, Inc. *	141,418	1,837,020
Intrexon Corp. *(a)	206,858	1,001,193
Invitae Corp. *	250,960	4,379,252
Iovance Biotherapeutics, Inc. *	361,511	5,910,705
Ironwood Pharmaceuticals, Inc. *	455,650	4,980,255
Jounce Therapeutics, Inc. *	45,425	202,141
Karyopharm Therapeutics, Inc. *	145,995	823,412
Kodiak Sciences, Inc. *	26,505	261,869
Kura Oncology, Inc. *	89,889	1,437,325
La Jolla Pharmaceutical Co. *	60,245	324,721
Lannett Co., Inc. *(a)	98,228	516,679
Lexicon Pharmaceuticals, Inc. *	141,462	761,066
Ligand Pharmaceuticals, Inc. *	60,405	6,486,289
Luminex Corp.	122,127	2,576,880
MacroGenics, Inc. *	126,941	2,328,098
Madrigal Pharmaceuticals, Inc. *	24,460	2,260,104
Mallinckrodt plc *	244,619	2,125,739
MannKind Corp. *(a)	501,103	581,279
Medpace Holdings, Inc. *	76,376	4,122,776
Melinta Therapeutics, Inc. *(a)	22,396	47,703
Menlo Therapeutics, Inc. *	21,227	142,858
Mirati Therapeutics, Inc. *	101,053	6,850,383
Momenta Pharmaceuticals, Inc. *	289,108	3,362,326
MyoKardia, Inc. *	110,297	5,137,634
Myriad Genetics, Inc. *	215,130	5,328,770
NantKwest, Inc. *(a)	80,427	82,840
Natera, Inc. *	166,595	3,815,026
NeoGenomics, Inc. *	298,903	6,489,184
Novavax, Inc. *(a)	69,637	395,538
Odonate Therapeutics, Inc. *(a)	31,201	670,509
Omeros Corp. *(a)	135,254	2,404,816
OPKO Health, Inc. *	1,180,602	2,113,278
Optinose, Inc. *(a)	40,313	305,976
Organogenesis Holdings, Inc. *(a)	48,790	329,333
Osmotica Pharmaceuticals plc *	19,394	46,546
Ovid therapeutics, Inc. *	73,136	117,018
Pacific Biosciences of California, Inc. *	403,099	2,700,763
Pacira BioSciences, Inc. *	121,111	5,269,540
Paratek Pharmaceuticals, Inc. *(a)	83,850	304,376
PDL BioPharma, Inc. *	358,820	1,011,872
Phibro Animal Health Corp., Class A	59,759	1,767,671
Portola Pharmaceuticals, Inc. *	195,407	5,449,901
Prestige Consumer Healthcare, Inc. *	151,940	4,410,818
Principia Biopharma, Inc. *	25,587	748,676
Progenics Pharmaceuticals, Inc. *	255,781	1,071,722
Prothena Corp. plc *	115,650	1,077,858
PTC Therapeutics, Inc. *	156,755	6,285,875
Puma Biotechnology, Inc. *	89,151	1,318,543
Quanterix Corp. *	26,277	672,954
Radius Health, Inc. *	122,267	2,541,931
Reata Pharmaceuticals, Inc., Class A *	45,766	3,902,467
REGENXBIO, Inc. *	89,986	3,871,198
Repligen Corp. *	122,398	8,502,989
resTORbio, Inc. *	43,331	312,417
Retrophin, Inc. *	120,583	2,234,403
Revance Therapeutics, Inc. *	111,469	1,200,521
Rhythm Pharmaceuticals, Inc. *	62,683	1,578,985
Rocket Pharmaceuticals, Inc. *	96,601	1,577,494
Rubius Therapeutics, Inc. *	33,703	487,345
Sangamo Therapeutics, Inc. *	333,932	2,921,905
Seres Therapeutics, Inc. *(a)	59,230	201,974
Security	Number of Shares	Value ($)
SIGA Technologies, Inc. *	125,256	668,867
Solid Biosciences, Inc. *(a)	41,243	228,074
Spark Therapeutics, Inc. *	96,858	10,557,522
Spectrum Pharmaceuticals, Inc. *	309,615	2,278,766
Supernus Pharmaceuticals, Inc. *	153,827	4,619,425
Surface Oncology, Inc. *	20,887	76,238
Synthorx, Inc. *(a)	36,710	526,789
Syros Pharmaceuticals, Inc. *	98,853	583,233
TG Therapeutics, Inc. *	209,022	1,310,568
The Medicines Co. *	193,017	6,881,056
TherapeuticsMD, Inc. *(a)	594,278	1,818,491
Theravance Biopharma, Inc. *	125,365	2,083,566
Tricida, Inc. *	74,503	2,737,240
Twist Bioscience Corp. *	64,566	1,666,448
Ultragenyx Pharmaceutical, Inc. *	154,560	8,489,981
UNITY Biotechnology, Inc. *(a)	13,470	109,915
Vanda Pharmaceuticals, Inc. *	154,455	2,267,399
Voyager Therapeutics, Inc. *	71,650	1,562,687
WaVe Life Sciences Ltd. *	51,803	1,187,843
Xencor, Inc. *	140,783	4,341,748
Y-mAbs Therapeutics, Inc. *	17,706	360,671
ZIOPHARM Oncology, Inc. *(a)	435,485	1,863,876
Zogenix, Inc. *	123,384	4,650,343
		549,789,425

Real Estate 9.3%
Acadia Realty Trust	239,817	6,558,995
Agree Realty Corp.	110,351	7,387,999
Alexander & Baldwin, Inc.	200,269	4,620,206
Alexander's, Inc.	11,062	4,070,816
Altisource Portfolio Solutions S.A. *(a)	30,678	617,548
American Assets Trust, Inc.	111,935	5,080,730
American Finance Trust, Inc.	159,178	1,665,002
Americold Realty Trust	543,207	17,002,379
Apple Hospitality REIT, Inc.	632,296	9,762,650
Armada Hoffler Properties, Inc.	147,218	2,429,097
Ashford Hospitality Trust, Inc.	253,219	1,129,357
Braemar Hotels & Resorts, Inc.	88,700	926,028
Brandywine Realty Trust	520,434	7,863,758
CareTrust REIT, Inc.	279,337	6,790,682
CBL & Associates Properties, Inc. (a)	501,379	408,273
Cedar Realty Trust, Inc.	255,985	724,438
Chatham Lodging Trust	138,782	2,642,409
Chesapeake Lodging Trust	178,700	5,141,199
CIM Commercial Trust Corp. (a)	6,335	132,085
Colony Capital, Inc.	1,444,425	7,496,566
Columbia Property Trust, Inc.	345,352	7,383,626
CoreCivic, Inc.	348,790	7,638,501
CorePoint Lodging, Inc.	117,299	1,421,664
CoreSite Realty Corp.	108,163	12,624,785
Corporate Office Properties Trust	323,946	9,018,657
Cousins Properties, Inc.	1,236,779	11,192,850
CubeSmart	546,940	18,442,817
DiamondRock Hospitality Co.	591,528	5,862,042
Easterly Government Properties, Inc.	199,966	3,681,374
EastGroup Properties, Inc.	107,150	11,893,650
Empire State Realty Trust, Inc., Class A	411,733	6,324,219
EPR Properties	220,162	17,194,652
Equity Commonwealth	356,852	11,622,670
eXp World Holdings, Inc. *(a)	110,712	1,129,262
First Industrial Realty Trust, Inc.	372,062	12,914,272
Forestar Group, Inc. *	30,456	545,467
Four Corners Property Trust, Inc.	201,050	5,782,198
Franklin Street Properties Corp.	317,138	2,296,079
Front Yard Residential Corp.	143,052	1,636,515
FRP Holdings, Inc. *	18,968	882,391
Getty Realty Corp.	99,786	3,089,375
Gladstone Commercial Corp.	86,831	1,829,529

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Global Net Lease, Inc.	246,113	4,530,940
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	182,764	4,735,415
Healthcare Realty Trust, Inc.	368,878	11,892,627
Hersha Hospitality Trust	105,181	1,793,336
HFF, Inc., Class A	115,582	4,990,831
Hospitality Properties Trust	483,532	12,025,441
Hudson Pacific Properties, Inc.	454,072	15,170,545
Independence Realty Trust, Inc.	260,900	2,864,682
Industrial Logistics Properties Trust	191,063	3,603,448
Investors Real Estate Trust	35,305	2,043,806
iStar, Inc.	190,309	2,095,302
Kennedy-Wilson Holdings, Inc.	368,974	7,582,416
Kite Realty Group Trust	246,474	3,746,405
Lexington Realty Trust	614,893	5,638,569
Life Storage, Inc.	137,177	13,207,402
LTC Properties, Inc.	116,831	5,228,187
Mack-Cali Realty Corp.	265,163	6,024,503
Marcus & Millichap, Inc. *	62,714	1,915,286
Medical Properties Trust, Inc.	1,120,082	19,915,058
Monmouth Real Estate Investment Corp., Class A	272,637	3,800,560
National Health Investors, Inc.	125,570	9,863,523
National Storage Affiliates Trust	167,678	4,995,128
New Senior Investment Group, Inc.	238,449	1,571,379
Newmark Group, Inc., Class A	445,504	3,555,122
NexPoint Residential Trust, Inc.	62,805	2,517,224
NorthStar Realty Europe Corp.	146,842	2,418,488
Office Properties Income Trust	141,005	3,371,430
One Liberty Properties, Inc.	42,919	1,224,908
Outfront Media, Inc.	409,791	10,101,348
Paramount Group, Inc.	589,090	8,394,532
Pebblebrook Hotel Trust	384,775	10,708,288
Pennsylvania Real Estate Investment Trust (a)	175,322	1,123,814
Physicians Realty Trust	535,413	9,803,412
Piedmont Office Realty Trust, Inc., Class A	369,096	7,503,722
PotlatchDeltic Corp.	199,425	6,710,651
Preferred Apartment Communities, Inc., Class A	127,496	2,001,687
PS Business Parks, Inc.	58,828	9,466,602
QTS Realty Trust, Inc., Class A	161,674	7,464,489
Rayonier, Inc.	381,477	10,738,578
RE/MAX Holdings, Inc., Class A	52,508	1,555,287
Realogy Holdings Corp.	337,164	2,390,493
Redfin Corp. *(a)	201,180	3,170,597
Retail Opportunity Investments Corp.	335,056	5,608,837
Retail Properties of America, Inc., Class A	627,559	7,461,676
Retail Value, Inc.	46,107	1,471,735
Rexford Industrial Realty, Inc.	305,335	11,541,663
RLJ Lodging Trust	515,025	8,842,979
RPT Realty	236,202	2,874,578
Ryman Hospitality Properties, Inc.	151,246	12,092,118
Sabra Health Care REIT, Inc.	525,630	10,139,403
Saul Centers, Inc.	33,973	1,824,010
Seritage Growth Properties, Class A	81,703	3,416,819
SITE Centers Corp.	421,417	5,381,495
Spirit MTA REIT	125,604	882,996
Spirit Realty Capital, Inc.	253,210	10,801,939
STAG Industrial, Inc.	365,575	10,667,478
STORE Capital Corp.	578,794	19,806,331
Summit Hotel Properties, Inc.	306,673	3,505,272
Sunstone Hotel Investors, Inc.	670,185	8,993,883
Tanger Factory Outlet Centers, Inc.	275,681	4,675,550
Taubman Centers, Inc.	179,800	7,975,928
Tejon Ranch Co. *	61,014	987,817
Terreno Realty Corp.	179,563	8,207,825
The GEO Group, Inc.	355,213	7,789,821
The Howard Hughes Corp. *	115,403	11,868,045
Security	Number of Shares	Value ($)
The RMR Group, Inc., Class A	20,873	1,006,496
The St. Joe Co. *	177,896	2,833,883
Tier REIT, Inc.	159,525	4,294,413
UMH Properties, Inc.	101,717	1,353,853
Uniti Group, Inc.	525,365	5,048,758
Universal Health Realty Income Trust	37,256	3,053,874
Urban Edge Properties	353,102	6,091,009
Urstadt Biddle Properties, Inc.	10,410	181,030
Urstadt Biddle Properties, Inc., Class A	87,554	1,915,682
Washington Prime Group, Inc. (a)	548,096	2,247,194
Washington Real Estate Investment Trust	234,826	6,248,720
Weingarten Realty Investors	351,457	9,911,087
Whitestone REIT	115,397	1,462,080
Xenia Hotels & Resorts, Inc.	332,213	6,946,574
		719,725,124

Retailing 3.7%
1-800-Flowers.com, Inc., Class A *	70,132	1,280,610
Aaron's, Inc.	197,438	10,515,548
Abercrombie & Fitch Co., Class A	194,739	3,368,985
America's Car-Mart, Inc. *	18,355	1,580,365
American Eagle Outfitters, Inc.	492,779	8,574,355
Asbury Automotive Group, Inc. *	57,192	4,243,074
Ascena Retail Group, Inc. *	510,633	536,165
At Home Group, Inc. *	78,319	1,491,977
AutoNation, Inc. *	169,473	6,689,099
Barnes & Noble Education, Inc. *	104,875	332,454
Barnes & Noble, Inc.	166,947	732,897
Bed Bath & Beyond, Inc. (a)	406,484	5,158,282
Big Lots, Inc.	117,593	3,245,567
Boot Barn Holdings, Inc. *	83,110	2,171,664
Caleres, Inc.	125,860	2,373,720
Camping World Holdings, Inc., Class A (a)	94,519	995,285
Carvana Co. *	105,031	6,079,194
Chico's FAS, Inc.	341,584	1,151,138
Conn's, Inc. *	72,328	1,298,288
Core-Mark Holding Co., Inc.	135,044	4,980,423
Designer Brands, Inc., Class A	170,378	3,082,138
Dick's Sporting Goods, Inc.	216,753	7,480,146
Dillard's, Inc., Class A	54,188	3,070,292
Duluth Holdings, Inc., Class B *	28,832	431,038
Etsy, Inc. *	354,164	22,067,959
Express, Inc. *	198,375	597,109
Five Below, Inc. *	163,968	21,107,601
Floor & Decor Holdings, Inc., Class A *	169,439	6,018,473
Francesca's Holdings Corp. *	104,655	49,868
GameStop Corp., Class A	300,324	2,276,456
Genesco, Inc. *	51,003	2,294,115
GNC Holdings, Inc., Class A *	243,531	340,943
Group 1 Automotive, Inc.	51,138	3,691,652
Groupon, Inc. *	1,209,888	4,270,905
Guess?, Inc.	147,558	2,386,013
Haverty Furniture Cos., Inc.	55,916	973,498
Hibbett Sports, Inc. *	52,866	1,169,396
J. Jill, Inc.	38,526	57,018
J.C. Penney Co., Inc. *	936,568	796,083
Lands' End, Inc. *	46,764	578,471
Liberty Expedia Holdings, Inc., Class A *	160,428	6,614,446
Liquidity Services, Inc. *	78,565	441,535
Lithia Motors, Inc., Class A	65,715	7,501,367
Lumber Liquidators Holdings, Inc. *(a)	82,980	795,778
MarineMax, Inc. *	67,940	1,058,505
Monro, Inc.	97,241	7,751,080
Murphy USA, Inc. *	88,592	7,110,394
National Vision Holdings, Inc. *	186,418	5,076,162
Office Depot, Inc.	1,587,148	3,110,810
Ollie's Bargain Outlet Holdings, Inc. *	151,891	14,994,680
Overstock.com, Inc. *(a)	85,083	812,543

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Party City Holdco, Inc. *	170,196	1,344,548
Penske Automotive Group, Inc.	107,158	4,577,790
PetMed Express, Inc. (a)	60,019	1,048,532
Pier 1 Imports, Inc. *	233,642	135,466
Pool Corp.	115,860	20,829,311
Quotient Technology, Inc. *	233,166	2,464,565
Rent-A-Center, Inc. *	131,423	3,135,753
RH *	55,123	4,693,723
Sally Beauty Holdings, Inc. *	354,265	5,377,743
Shoe Carnival, Inc.	29,115	747,964
Shutterfly, Inc. *	100,399	4,766,945
Shutterstock, Inc.	54,642	2,079,675
Signet Jewelers Ltd.	152,313	2,872,623
Sleep Number Corp. *	89,539	3,116,853
Sonic Automotive, Inc., Class A	71,395	1,244,415
Sportsman's Warehouse Holdings, Inc. *	109,659	403,545
Stamps.com, Inc. *	48,273	1,619,076
Stitch Fix, Inc., Class A *	69,057	1,599,360
Tailored Brands, Inc.	147,978	778,364
The Buckle, Inc. (a)	83,862	1,262,123
The Cato Corp., Class A	66,491	823,823
The Children's Place, Inc.	47,553	4,406,261
The Container Store Group, Inc. *	44,024	309,489
The Michaels Cos., Inc. *	263,326	2,398,900
The Rubicon Project, Inc. *	129,757	713,663
Tile Shop Holdings, Inc.	118,371	494,791
Urban Outfitters, Inc. *	221,268	4,971,892
Vitamin Shoppe, Inc. *	45,380	169,721
Waitr Holdings, Inc. *	182,796	1,279,572
Weyco Group, Inc.	18,241	456,390
Winmark Corp.	7,410	1,221,464
Zumiez, Inc. *	56,995	1,127,361
		287,277,265

Semiconductors & Semiconductor Equipment 2.9%
Advanced Energy Industries, Inc. *	112,470	5,642,620
Amkor Technology, Inc. *	380,344	2,464,629
Aquantia Corp. *	77,565	1,019,204
Axcelis Technologies, Inc. *	95,949	1,422,924
Brooks Automation, Inc.	209,039	7,418,794
Cabot Microelectronics Corp.	85,364	8,320,429
CEVA, Inc. *	63,944	1,459,842
Cirrus Logic, Inc. *	174,176	6,508,957
Cohu, Inc.	119,802	1,743,119
Cree, Inc. *	303,259	16,721,701
Cypress Semiconductor Corp.	1,070,875	19,082,992
Diodes, Inc. *	119,825	3,706,187
Entegris, Inc.	397,331	13,644,347
FormFactor, Inc. *	219,619	3,153,729
Ichor Holdings Ltd. *	64,651	1,364,136
Impinj, Inc. *	44,059	1,092,223
Inphi Corp. *	129,847	5,697,686
Kulicke & Soffa Industries, Inc.	193,921	3,760,128
Lattice Semiconductor Corp. *	379,620	4,859,136
MACOM Technology Solutions Holdings, Inc. *	133,443	1,888,218
MaxLinear, Inc., Class A *	185,717	3,931,629
MKS Instruments, Inc.	159,709	11,412,805
Monolithic Power Systems, Inc.	116,171	13,528,113
Nanometrics, Inc. *	71,692	2,039,637
NeoPhotonics Corp. *	104,118	405,019
PDF Solutions, Inc. *	81,546	990,784
Photronics, Inc. *	198,566	1,610,370
Power Integrations, Inc.	85,154	5,548,635
Rambus, Inc. *	319,880	3,633,837
Rudolph Technologies, Inc. *	90,629	2,090,811
Semtech Corp. *	193,329	7,700,294
Silicon Laboratories, Inc. *	126,606	11,846,523
Security	Number of Shares	Value ($)
SMART Global Holdings, Inc. *	37,591	640,175
SolarEdge Technologies, Inc. *	130,648	7,000,120
SunPower Corp. *(a)	176,097	1,313,684
Synaptics, Inc. *	100,893	2,668,620
Ultra Clean Holdings, Inc. *	113,029	1,441,120
Universal Display Corp.	124,720	18,325,110
Veeco Instruments, Inc. *	141,677	1,627,869
Versum Materials, Inc.	320,872	16,476,777
Xperi Corp.	142,444	2,992,748
		228,195,681

Software & Services 10.2%
2U, Inc. *	170,728	6,485,957
8x8, Inc. *	281,607	6,795,177
A10 Networks, Inc. *	156,251	951,569
ACI Worldwide, Inc. *	342,023	10,760,044
Alarm.com Holdings, Inc. *	103,180	6,016,426
Altair Engineering, Inc., Class A *	79,494	3,029,516
Alteryx, Inc., Class A *	136,801	11,882,535
Anaplan, Inc. *	47,692	2,075,079
Appfolio, Inc., Class A *	35,030	3,376,892
Appian Corp. *	89,338	3,227,782
Avalara, Inc. *	125,459	8,486,047
Avaya Holdings Corp. *	305,061	3,837,667
Benefitfocus, Inc. *	76,046	2,156,665
Blackbaud, Inc.	143,150	11,011,098
Blackline, Inc. *	136,728	7,029,186
Bottomline Technologies (DE), Inc. *	110,075	4,808,076
Box, Inc., Class A *	421,970	7,802,225
CACI International, Inc., Class A *	73,063	14,869,782
Carbon Black, Inc. *	136,325	2,051,691
Carbonite, Inc. *	97,027	2,296,629
Cardtronics plc, Class A *	109,926	3,319,765
Cass Information Systems, Inc.	35,166	1,584,932
Ceridian HCM Holding, Inc. *	196,990	9,687,968
ChannelAdvisor Corp. *	75,252	692,318
Cision Ltd. *	222,012	2,437,692
Cloudera, Inc. *	647,234	5,935,136
CommVault Systems, Inc. *	113,100	5,208,255
Conduent, Inc. *	538,790	4,795,231
CoreLogic, Inc. *	236,264	9,259,186
Cornerstone OnDemand, Inc. *	157,018	8,358,068
Coupa Software, Inc. *	155,449	16,976,585
CSG Systems International, Inc.	97,659	4,380,006
Dropbox, Inc., Class A *	603,343	13,611,418
Ebix, Inc. (a)	64,492	3,026,610
Elastic N.V. *	20,784	1,705,327
Endurance International Group Holdings, Inc. *	234,804	1,044,878
Envestnet, Inc. *	141,985	9,500,216
Euronet Worldwide, Inc. *	151,669	23,514,762
Everbridge, Inc. *	84,582	6,651,528
EVERTEC, Inc.	176,396	5,055,509
Exela Technologies, Inc. *	131,486	287,954
ExlService Holdings, Inc. *	100,876	5,977,912
Fair Isaac Corp. *	85,495	25,297,970
FireEye, Inc. *	578,988	8,447,435
Five9, Inc. *	172,552	8,860,545
ForeScout Technologies, Inc. *	106,337	3,415,544
Genpact Ltd.	445,315	16,098,137
GreenSky, Inc., Class A *(a)	130,603	1,447,081
GTT Communications, Inc. *(a)	97,911	2,328,324
HubSpot, Inc. *	112,750	19,537,320
Instructure, Inc. *	93,852	3,902,366
Internap Corp. *(a)	53,329	138,655
j2 Global, Inc.	136,466	11,502,719
KBR, Inc.	414,993	9,221,144
LivePerson, Inc. *	172,980	4,814,033

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
LiveRamp Holdings, Inc. *	200,592	10,306,417
LogMeIn, Inc.	149,759	10,757,189
Manhattan Associates, Inc. *	190,927	12,499,991
ManTech International Corp., Class A	77,975	4,785,326
MAXIMUS, Inc.	187,785	13,379,681
MicroStrategy, Inc., Class A *	24,154	3,210,308
MoneyGram International, Inc. *	83,960	116,704
MongoDB, Inc. *	81,382	11,421,150
Monotype Imaging Holdings, Inc.	120,541	1,963,613
New Relic, Inc. *	134,922	13,535,375
NIC, Inc.	195,432	3,119,095
Okta, Inc. *	305,305	34,566,632
OneSpan, Inc. *	91,318	1,273,886
Paylocity Holding Corp. *	93,217	9,342,208
Pegasystems, Inc.	108,301	7,812,834
Perficient, Inc. *	97,119	2,955,331
Perspecta, Inc.	412,898	8,964,016
Pivotal Software, Inc., Class A *	228,880	4,554,712
Pluralsight, Inc., Class A *	165,615	5,276,494
Presidio, Inc.	137,755	1,825,254
Progress Software Corp.	133,516	5,468,815
Proofpoint, Inc. *	162,960	18,310,186
PROS Holdings, Inc. *	102,670	5,821,389
Q2 Holdings, Inc. *	108,965	7,980,597
QAD, Inc., Class A	30,981	1,338,379
Qualys, Inc. *	99,890	8,851,253
Rapid7, Inc. *	121,014	6,322,981
RealPage, Inc. *	215,736	12,581,724
RingCentral, Inc., Class A *	201,556	24,156,487
SailPoint Technologies Holding, Inc. *	190,412	3,345,539
Science Applications International Corp.	149,598	11,480,151
ServiceSource International, Inc. *	218,731	227,480
SPS Commerce, Inc. *	52,176	5,318,300
SVMK, Inc. *	43,523	748,596
Switch, Inc., Class A	153,696	1,901,220
Sykes Enterprises, Inc. *	116,847	2,893,132
Tenable Holdings, Inc. *	33,044	920,275
The Trade Desk, Inc., Class A *	106,953	21,263,326
TiVo Corp.	366,875	2,641,500
TTEC Holdings, Inc.	40,559	1,609,381
Twilio, Inc., Class A *	323,926	42,754,993
Unisys Corp. *	151,218	1,466,815
Upland Software, Inc. *	61,163	2,861,817
USA Technologies, Inc. *	171,485	1,150,664
Varonis Systems, Inc. *	86,982	5,439,854
Verint Systems, Inc. *	191,961	10,893,787
Verra Mobility Corp. *	257,319	3,597,320
VirnetX Holding Corp. *	170,581	1,009,840
Virtusa Corp. *	80,678	3,420,747
Workiva, Inc. *	75,878	4,221,852
Yext, Inc. *	241,827	4,439,944
Zendesk, Inc. *	318,553	26,838,090
Zscaler, Inc. *	43,002	2,951,227
		792,866,449

Technology Hardware & Equipment 3.8%
3D Systems Corp. *	335,507	2,714,252
Acacia Communications, Inc. *	83,330	3,883,178
ADTRAN, Inc.	141,363	2,216,572
Aerohive Networks, Inc. *	100,113	340,384
Anixter International, Inc. *	84,423	4,504,811
Applied Optoelectronics, Inc. *(a)	54,321	470,420
Arlo Technologies, Inc. *	219,355	752,388
Avid Technology, Inc. *	95,877	743,047
AVX Corp.	139,211	2,058,931
Badger Meter, Inc.	85,186	4,497,821
Belden, Inc.	115,974	5,937,869
Benchmark Electronics, Inc.	113,452	2,506,155
Security	Number of Shares	Value ($)
CalAmp Corp. *	99,308	1,008,969
Calix, Inc. *	132,558	801,976
Casa Systems, Inc. *	84,740	476,239
Ciena Corp. *	423,288	14,789,683
Coherent, Inc. *	71,503	7,867,475
Comtech Telecommunications Corp.	70,453	1,490,081
Control4 Corp. *	77,687	1,838,074
Cray, Inc. *	120,131	4,205,786
CTS Corp.	96,060	2,541,748
Daktronics, Inc.	119,036	739,214
Diebold Nixdorf, Inc. *	225,012	1,912,602
Dolby Laboratories, Inc., Class A	189,452	11,740,340
EchoStar Corp., Class A *	140,031	5,990,526
Electronics For Imaging, Inc. *	125,632	4,604,413
ePlus, Inc. *	39,998	2,826,259
Extreme Networks, Inc. *	343,583	1,934,372
Fabrinet *	108,204	4,613,819
FARO Technologies, Inc. *	51,095	2,253,289
Finisar Corp. *	346,130	7,261,807
Fitbit, Inc., Class A *	606,692	2,808,984
Harmonic, Inc. *	259,469	1,354,428
II-VI, Inc. *	175,099	5,503,362
Infinera Corp. *	444,201	1,381,465
Insight Enterprises, Inc. *	104,414	5,375,233
InterDigital, Inc.	95,785	6,084,263
Itron, Inc. *	98,924	5,604,045
KEMET Corp.	169,462	2,694,446
Kimball Electronics, Inc. *	74,851	1,066,627
Knowles Corp. *	264,673	4,163,306
Littelfuse, Inc.	72,486	11,830,440
Lumentum Holdings, Inc. *	223,379	9,040,148
Methode Electronics, Inc.	108,669	2,676,517
MTS Systems Corp.	52,594	2,853,750
NCR Corp. *	349,639	10,698,953
NETGEAR, Inc. *	92,142	2,321,978
NetScout Systems, Inc. *	205,581	5,038,790
nLight, Inc. *	18,085	338,009
Novanta, Inc. *	96,175	7,695,923
OSI Systems, Inc. *	49,405	5,117,864
Park Electrochemical Corp.	55,848	834,369
PC Connection, Inc.	33,317	1,057,482
Plantronics, Inc.	96,230	3,952,166
Plexus Corp. *	90,417	4,478,354
Pure Storage, Inc., Class A *	512,064	8,121,335
Quantenna Communications, Inc. *	81,263	1,971,440
Ribbon Communications, Inc. *	150,453	642,434
Rogers Corp. *	54,186	7,477,126
Sanmina Corp. *	201,314	5,352,939
ScanSource, Inc. *	75,360	2,201,266
SYNNEX Corp.	121,747	10,556,682
Tech Data Corp. *	109,823	9,955,455
TTM Technologies, Inc. *	272,101	2,321,021
Ubiquiti Networks, Inc.	56,147	6,755,046
ViaSat, Inc. *	166,960	14,530,529
Viavi Solutions, Inc. *	670,756	8,082,610
Vishay Intertechnology, Inc.	387,990	5,912,968
		297,374,253

Telecommunication Services 0.6%
ATN International, Inc.	32,071	1,876,154
Boingo Wireless, Inc. *	124,385	2,350,876
Cincinnati Bell, Inc. *	151,758	971,251
Cogent Communications Holdings, Inc.	122,543	7,168,765
Consolidated Communications Holdings, Inc.	214,576	858,304
Frontier Communications Corp. *(a)	307,152	577,446
Globalstar, Inc. *	1,966,287	1,091,683
Gogo, Inc. *(a)	157,233	768,869

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Iridium Communications, Inc. *	286,704	6,144,067
ORBCOMM, Inc. *	233,335	1,558,678
pdvWireless, Inc. *	27,519	1,341,551
Shenandoah Telecommunications Co.	135,518	5,449,179
Spok Holdings, Inc.	52,501	811,140
Telephone & Data Systems, Inc.	276,922	7,978,123
United States Cellular Corp. *	41,814	1,821,000
Vonage Holdings Corp. *	648,260	7,675,398
		48,442,484

Transportation 1.6%
Air Transport Services Group, Inc. *	173,253	3,801,171
Allegiant Travel Co.	37,742	5,288,032
ArcBest Corp.	76,271	1,912,114
Atlas Air Worldwide Holdings, Inc. *	75,796	2,682,420
Avis Budget Group, Inc. *	186,981	5,302,781
Daseke, Inc. *	164,691	711,465
Echo Global Logistics, Inc. *	82,377	1,620,356
Forward Air Corp.	84,458	4,715,290
Hawaiian Holdings, Inc.	142,115	3,550,033
Heartland Express, Inc.	140,131	2,505,542
Hertz Global Holdings, Inc. *	160,421	2,257,124
Hub Group, Inc., Class A *	100,081	3,899,156
Kirby Corp. *	158,254	12,245,695
Knight-Swift Transportation Holdings, Inc.	366,153	10,120,469
Landstar System, Inc.	117,748	11,333,245
Macquarie Infrastructure Corp.	227,693	9,078,120
Marten Transport Ltd.	115,554	2,036,062
Matson, Inc.	125,674	4,300,564
Ryder System, Inc.	156,090	7,882,545
Saia, Inc. *	76,095	4,489,605
Schneider National, Inc., Class B	81,845	1,374,996
SkyWest, Inc.	151,870	8,917,806
Spirit Airlines, Inc. *	201,501	9,285,166
Universal Logistics Holdings, Inc.	23,905	451,087
Werner Enterprises, Inc.	128,289	3,576,697
		123,337,541

Utilities 3.2%
ALLETE, Inc.	151,369	12,395,607
American States Water Co.	108,636	7,923,910
AquaVenture Holdings Ltd. *	38,417	681,133
Avista Corp.	193,868	8,095,928
Black Hills Corp.	158,860	12,105,132
California Water Service Group	141,808	6,979,790
Chesapeake Utilities Corp.	48,125	4,368,788
Clearway Energy, Inc., Class A	101,304	1,451,686
Clearway Energy, Inc., Class C	215,481	3,232,215
Connecticut Water Service, Inc.	35,386	2,471,358
El Paso Electric Co.	120,001	6,984,058
Hawaiian Electric Industries, Inc.	319,995	13,292,592
IDACORP, Inc.	147,956	14,835,548
MDU Resources Group, Inc.	577,541	14,253,712
MGE Energy, Inc.	102,033	6,758,666
Middlesex Water Co.	48,205	2,851,808
New Jersey Resources Corp.	260,954	12,382,267
Northwest Natural Holding Co.	84,879	5,841,373
NorthWestern Corp.	147,886	10,491,033
ONE Gas, Inc.	154,834	13,557,265
Ormat Technologies, Inc.	148,872	8,789,403
Security	Number of Shares	Value ($)
Otter Tail Corp.	116,587	5,790,876
Pattern Energy Group, Inc., Class A	267,925	5,682,689
PNM Resources, Inc.	234,066	11,026,849
Portland General Electric Co.	261,994	13,849,003
SJW Group	69,162	4,262,454
South Jersey Industries, Inc.	271,194	8,556,171
Southwest Gas Holdings, Inc.	156,345	13,311,213
Spire, Inc.	148,923	12,408,264
TerraForm Power, Inc., Class A	239,099	3,227,837
Unitil Corp.	44,368	2,522,765
		250,381,393
Total Common Stock
(Cost $7,581,197,193)		7,755,952,153

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(b)	82,213	35,598

Media & Entertainment 0.0%
Media General, Inc. CVR *(b)	177,806	15,131
Total Rights
(Cost $35,598)		50,729

Other Investment Companies 0.8% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32% (c)	4,734,311	4,734,311

Securities Lending Collateral 0.7%
Wells Fargo Government Money Market Fund, Select Class 2.30% (c)	58,519,003	58,519,003
Total Other Investment Companies
(Cost $63,253,314)		63,253,314

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini expires 06/21/19	172	12,611,900	(322,623)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $54,485,279.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$7,755,952,153	$—	$—	$7,755,952,153
Rights[1]
Materials	—	—	35,598	35,598
Media & Entertainment	—	—	15,131	15,131
Other Investment Companies[1]	63,253,314	—	—	63,253,314
Liabilities
Futures Contracts[2]	(322,623)	—	—	(322,623)
Total	$7,818,882,844	$—	$50,729	$7,818,933,573
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Dividend Equity ETF™

Portfolio Holdings as of May 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.3%
Harley-Davidson, Inc.	523,990	17,144,953
Thor Industries, Inc.	162,223	8,377,196
		25,522,149

Banks 2.7%
Bank of Hawaii Corp.	134,822	10,200,633
Bank OZK	389,999	11,270,971
Boston Private Financial Holdings, Inc.	271,497	2,782,844
Comerica, Inc.	521,379	35,881,303
Fifth Third Bancorp	2,114,028	56,021,742
Huntington Bancshares, Inc.	3,422,668	43,296,750
KeyCorp	3,339,184	53,326,769
Northwest Bancshares, Inc.	332,372	5,573,878
PacWest Bancorp	391,745	14,236,013
Umpqua Holdings Corp.	708,579	11,316,007
		243,906,910

Capital Goods 13.2%
3M Co.	1,878,339	300,064,655
Cummins, Inc.	476,223	71,795,380
Eaton Corp. plc	1,398,165	104,149,311
Emerson Electric Co.	2,020,070	121,689,017
Fastenal Co.	1,850,936	56,620,132
Illinois Tool Works, Inc.	984,866	137,526,688
Lockheed Martin Corp.	798,095	270,187,081
MSC Industrial Direct Co., Inc., Class A	145,995	10,316,007
Rockwell Automation, Inc.	389,399	57,962,041
Snap-on, Inc.	179,647	28,010,560
Watsco, Inc.	103,837	16,342,906
		1,174,663,778

Commercial & Professional Services 0.1%
Ennis, Inc.	83,519	1,546,772
Steelcase, Inc., Class A	277,704	4,454,372
		6,001,144

Consumer Durables & Apparel 1.1%
Garmin Ltd.	389,673	29,802,191
Hasbro, Inc.	375,417	35,717,173
Leggett & Platt, Inc.	419,550	14,898,221
Polaris Industries, Inc.	186,834	14,924,300
		95,341,885

Security	Number of Shares	Value ($)
Consumer Services 0.8%
Cracker Barrel Old Country Store, Inc.	77,744	12,212,805
Darden Restaurants, Inc.	400,556	46,592,674
Wyndham Destinations, Inc.	314,303	12,502,973
		71,308,452

Diversified Financials 4.5%
Ameriprise Financial, Inc.	449,242	62,098,722
BlackRock, Inc.	391,784	162,809,759
Cohen & Steers, Inc.	69,153	3,542,017
Eaton Vance Corp.	374,983	14,331,850
Evercore, Inc., Class A	130,495	10,078,129
Federated Investors, Inc., Class B	307,175	9,378,053
Franklin Resources, Inc.	960,056	30,548,982
Janus Henderson Group plc	536,880	10,909,401
Lazard Ltd., Class A	417,536	13,010,422
T. Rowe Price Group, Inc.	776,599	78,545,223
Waddell & Reed Financial, Inc., Class A	251,977	4,069,428
		399,321,986

Energy 6.2%
Exxon Mobil Corp.	5,208,715	368,620,760
ONEOK, Inc.	1,327,163	84,434,110
Valero Energy Corp.	1,368,879	96,369,082
		549,423,952

Food, Beverage & Tobacco 15.9%
Altria Group, Inc.	6,061,314	297,368,065
B&G Foods, Inc. (a)	212,060	4,654,717
Flowers Foods, Inc.	590,328	13,205,638
General Mills, Inc.	1,923,703	95,107,876
Kellogg Co.	817,770	42,981,991
PepsiCo, Inc.	3,539,731	453,085,568
The Coca-Cola Co.	9,085,924	446,391,446
The Hershey Co.	452,106	59,659,908
		1,412,455,209

Health Care Equipment & Services 2.9%
Cardinal Health, Inc.	961,813	40,463,473
CVS Health Corp.	4,171,679	218,470,829
Meridian Bioscience, Inc.	8,900	100,570
National HealthCare Corp.	30,783	2,390,916
		261,425,788

Household & Personal Products 7.2%
Kimberly-Clark Corp.	1,117,197	142,878,324
Nu Skin Enterprises, Inc., Class A	178,703	8,343,643
The Clorox Co.	411,964	61,304,363
The Procter & Gamble Co.	4,173,868	429,532,756
		642,059,086

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Insurance 2.6%
Assurant, Inc.	167,747	16,767,990
Fidelity National Financial, Inc.	887,672	34,219,756
Mercury General Corp.	87,177	5,025,754
Principal Financial Group, Inc.	849,755	43,821,866
Prudential Financial, Inc.	1,332,535	123,099,583
Safety Insurance Group, Inc.	46,710	4,256,682
		227,191,631

Materials 1.9%
Eastman Chemical Co.	451,743	29,327,156
Huntsman Corp.	691,336	12,008,506
International Paper Co.	1,305,796	54,151,360
Packaging Corp. of America	305,185	27,185,880
Schweitzer-Mauduit International, Inc.	98,880	3,093,955
Sonoco Products Co.	322,524	19,941,659
Steel Dynamics, Inc.	739,096	18,588,264
		164,296,780

Media & Entertainment 0.6%
Omnicom Group, Inc.	722,633	55,902,889

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
Bristol-Myers Squibb Co.	5,265,343	238,888,612
Pfizer, Inc.	9,865,297	409,607,131
		648,495,743

Retailing 8.3%
American Eagle Outfitters, Inc.	542,200	9,434,280
Best Buy Co., Inc.	755,703	47,359,907
Foot Locker, Inc.	371,278	14,609,789
Genuine Parts Co.	473,275	46,806,897
Macy's, Inc.	993,490	20,436,089
Nordstrom, Inc.	366,069	11,457,960
Target Corp.	1,683,746	135,457,366
The Buckle, Inc.	91,424	1,375,931
The Gap, Inc.	687,391	12,840,464
The Home Depot, Inc.	2,238,991	425,072,441
Williams-Sonoma, Inc.	257,887	15,086,390
		739,937,514

Semiconductors & Semiconductor Equipment 11.6%
Intel Corp.	7,799,081	343,471,527
KLA-Tencor Corp.	532,461	54,880,755
Maxim Integrated Products, Inc.	894,366	47,034,708
QUALCOMM, Inc.	3,909,935	261,261,857
Texas Instruments, Inc.	3,098,556	323,210,376
		1,029,859,223

Security	Number of Shares	Value ($)
Software & Services 5.2%
International Business Machines Corp.	2,931,470	372,267,375
Paychex, Inc.	1,031,134	88,460,986
		460,728,361

Technology Hardware & Equipment 0.0%
AVX Corp.	151,969	2,247,621

Telecommunication Services 4.5%
Verizon Communications, Inc.	7,416,799	403,103,026

Transportation 2.7%
C.H. Robinson Worldwide, Inc.	443,335	35,302,766
United Parcel Service, Inc., Class B	2,242,824	208,403,206
		243,705,972
Total Common Stock
(Cost $8,759,385,360)		8,856,899,099

Other Investment Companies 0.1% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32% (b)	2,485,896	2,485,896

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 2.30% (b)	4,153,380	4,153,380
Total Other Investment Companies
(Cost $6,639,276)		6,639,276

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/21/19	250	34,407,500	(1,279,957)
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,946,610.
(b)	The rate shown is the 7-day yield.

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$8,856,899,099	$—	$—	$8,856,899,099
Other Investment Companies[1]	6,639,276	—	—	6,639,276
Liabilities
Futures Contracts[2]	(1,279,957)	—	—	(1,279,957)
Total	$8,862,258,418	$—	$—	$8,862,258,418
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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